'33 Act File No. 2-73024
                                                       '40 Act File No. 811-3213

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 27, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION  STATEMENT  UNDER  THE  SECURITIES  ACT  OF  1933          [X]
Post-Effective  Amendment  No.  61                                      [X]

                                     and/or

REGISTRATION  STATEMENT  UNDER  THE  INVESTMENT  COMPANY  ACT  OF  1940
Amendment  No.  62                                                      [X]

                        (Check appropriate box or boxes)

                        GARTMORE VARIABLE INSURANCE TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 12OO RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

     Registrant's Telephone Number, including Area Code:     (484) 530-1300




                                         Send Copies of Communications to:
MS. ELIZABETH A. DAVIN, ESQ.             MR. DUANE LASSITER, ESQ.
NATIONWIDE PLAZA                         STRADLEY RONON STEVENS AND YOUNG LLP
COLUMBUS, OHIO 43215                     COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)  PHILADELPHIA, PENNSYLVANIA 19103



It  is  proposed that this filing will become effective: (check appropriate box)

     [   ]  immediately  upon  filing  pursuant  to  paragraph  (b)
     [   ]  on  ____________,  2003  pursuant  to  paragraph  (b)
     [   ]  60  days  after  filing  pursuant  to  paragraph  (a)(1)
     [ X ]  on  April 28,  2003  pursuant  to  paragraph  (a)(1)
     [   ]  75  days  after  filing  pursuant  to  paragraph  (a)(2)
     [   ]  on  [date]  pursuant  to  paragraph  (a)(2)  of  rule  485.

If  appropriate,  check  the  following  box:

     [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE


This Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A (the "Amendment") is being filed under Rule 485(a) for the purpose of making appropriate material changes. The Amendment includes two prospectuses, and is being filed to reflect the change in the objective and principal strategies for the Strong GVIT Mid Cap Growth Fund (the "Strong Fund"), and to change the name of the Strong Fund to the Gartmore GVIT Mid Cap Growth Fund. This amendment is also being filed to add another subadviser to the GVIT Small Cap Value Fund. The filing also includes the Combined Statement of Additional Information for the Gartmore Variable Insurance Trust.

--------------------------------------------------------------------------------
Gartmore Variable Insurance Trust                 PROSPECTUS
(formerly Nationwide(R) Separate Account Trust)   May 1, 2003


                                             As with all mutual funds, the
                                             Securities and Exchange Commission
                                             has not approved or disapproved
                                             these Funds' shares or determined
                                             whether this prospectus is complete
                                             or accurate. To state otherwise is
                                             a crime.






     Gartmore GVIT Mid Cap Growth Fund (formerly Strong GVIT Mid Cap Growth
     Fund) (Class I, Class II, Class III and Class IV Shares)

- Dreyfus GVIT Mid Cap Index Fund (formerly Dreyfus NSAT Mid Cap Index Fund) (Class I, Class II and Class III Shares)

- Turner GVIT Growth Focus Fund (formerly Turner NSAT Growth Focus Fund) (Class I, Class II and Class III Shares)

- Comstock GVIT Value Fund (formerly Federated GVIT Equity Income Fund) (Class I, Class II and Class IV Shares)

- J.P. Morgan GVIT Balanced Fund (formerly J.P. Morgan NSAT Balanced Fund) (Class I and Class IV Shares)

- MAS GVIT Multi Sector Bond Fund (formerly MAS NSAT Multi Sector Bond Fund) (Class I and Class III Shares)

- Federated GVIT High Income Bond Fund (formerly Federated NSAT High Income Bond Fund) (Class I and Class III Shares)

-    GVIT Equity 500 Index Fund (Class I, Class II and Class IV Shares)

- Dreyfus GVIT International Value Fund (Class I, Class II Class III and Class IV Shares)

TABLE OF CONTENTS


================================================================================


FUND SUMMARIES. . . . . . . . . . . . . . . . . . . . . . . . . . . .
GARTMORE GVIT MID CAP GROWTH FUND
(FORMERLY STRONG GVIT MID CAP GROWTH FUND)
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

DREYFUS GVIT MID CAP INDEX FUND. . . . . . . . . . . . . . . . . . .
(FORMERLY DREYFUS NSAT MID CAP INDEX FUND)
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

TURNER GVIT GROWTH FOCUS FUND. . . . . . . . . . . . . . . . . . . .
(FORMERLY TURNER NSAT GROWTH FOCUS FUND)
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

COMSTOCK GVIT VALUE FUND . . . . . . . . . . . . . . . . . . . . . .
(FORMERLY FEDERATED GVIT EQUITY INCOME FUND)
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

J.P. MORGAN GVIT BALANCED FUND . . . . . . . . . . . . . . . . . . .
(FORMERLY J.P. MORGAN NSAT BALANCED FUND)
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

MAS GVIT MULTI SECTOR BOND FUND. . . . . . . . . . . . . . . . . . .
(FORMERLY MAS NSAT MULTI SECTOR BOND FUND)
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

FEDERATED GVIT HIGH INCOME BOND FUND . . . . . . . . . . . . . . . .
(FORMERLY FEDERATED NSAT HIGH INCOME BOND FUND)
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

GVIT EQUITY 500 INDEX FUND . . . . . . . . . . . . . . . . . . . . .
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

DREYFUS GVIT INTERNATIONAL VALUE FUND. . . . . . . . . . . . . . . .
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

MORE ABOUT THE FUNDS . . . . . . . . . . . . . . . . . . . . . . . .
Principal Investments and Techniques
Principal Risks
Temporary Defensive Positions
Multi-Management Structure

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Management's Discussion of Fund Performance
Investment Management
Multi-Management Structure

BUYING AND SELLING FUND SHARES . . . . . . . . . . . . . . . . . . .
Who can Buy Shares of the Funds
Purchase Price
Selling Shares
Restrictions on Sales
Short-Term Trading Fees
Distribution Plan

DISTRIBUTIONS AND TAXES. . . . . . . . . . . . . . . . . . . . . . .
Dividends and Distributions
Tax Status

FINANCIAL HIGHLIGHTS

ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . BACK COVER

FUND SUMMARIES


================================================================================


This prospectus provides information about __funds (the "Funds") offered by Gartmore Variable Insurance Trust (the "Trust") (formerly Nationwide Separate Account Trust). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare each Fund with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page __. "You" and "your" refer to both direct shareholders and contract holders who invest in the Funds indirectly through their variable annuity contracts and/or variable life insurance policies.

The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUNDS

This prospectus is designed to help you make informed decisions about one of the investments available under your variable annuity contract or variable life insurance policy (each a "variable insurance contract"). You will find details about how your variable insurance contract works in the accompanying prospectus.

This prospectus provides information with respect to: the following classes of the Funds, which constitute all available classes at this time:

Gartmore GVIT Mid Cap Growth Fund
     - Class I
     - Class II
     - Class III
     - Class IV

Dreyfus GVIT Mid Cap Growth Fund
     - Class I
     - Class II
     - Class III

Turner GVIT Growth Fund
     - Class I
     - Class II
     - Class III

Comstock GVIT Value Fund
     - Class I
     - Class II
     - Class IV

J.P. Morgan GVIT Balanced Fund
     - Class I
     - Class IV

MAS GVIT Multi Sector Bond Fund
     -  Class I
     -  Class III

Federated GVIT High Income Bond Fund
     -  Class I
     -  Class III

GVIT Equity 500 Index Fund
     -  Class I
     -  Class II
     -  Class IV

Dreyfus GVIT International Value Fund
     -  Class I
     -  Class II
     -  Class III
     -  Class IV

The share classes have different expenses and are available for purchase through different variable insurance contracts. For more information about who may purchase the different share classes, see "Buying and Selling Fund Shares" on page __ for more information

Each Fund employs a "multi-manager" structure, which means that Gartmore Mutual Fund Capital Trust (GMF), as the Funds' investment adviser, may hire, replace or terminate one or more subadvisers, not affiliated with GMF, for a Fund without shareholder approval. GMF believes that this structure gives it increased flexibility to manage the Funds in your best interests and to operate the Funds more efficiently. See "Management-Multi-Management Structure" for more information.

FUND SUMMARIES - GARTMORE GVIT MID CAP GROWTH FUND
                 (FORMERLY STRONG GVIT MID CAP GROWTH FUND)


================================================================================


OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks a high level of long-term capital appreciation.

To achieve its objective under normal conditions the Fund will invest at least 80% of its net assets in equity securities of mid-capitalization companies (mid-cap companies). Mid cap companies are companies having a market capitalization within the range of the companies included in the Russell Midcap(R) Index1 at the time of investment. The Russell Midcap Index is composed of 800 stocks of medium-size companies with market capitalizations as of June 30, 2002 ranging primarily between $1.3 billion and $ 10.8 billion. Due to market fluctuations, the current market capitalization of the companies within the Russell Midcap Index may be higher or lower over time.

The Fund's investment style focuses on growth companies that are reasonably priced.

In analyzing specific companies for possible investment, the Fund's portfolio manager reviews the earnings growth of all publicly traded mid-cap companies over the past three years and makes investments based on several of the following characteristics:

- Above-average, consistent earnings growth and superior forecasted growth versus the market;
-    Financial strength and stability;
-    A healthy balance sheet;
-    Strong competitive advantage within its industry;
-    Positive investor sentiment;
-    Relative market value; and
-    Strong management team.

The Fund primarily invests in equity securities which may include common stock, [preferred stocks], convertible securities and warrants. The Fund typically invests in securities issued by approximately 60 to 80 companies with 1 - 3% of the Fund's net assets in securities of a particular issuer.

The Fund's portfolio manager considers whether to sell a particular security based on the following criteria:

-    Change in company fundamentals from the time of original investment;
- When valuation measures deteriorate to where other attractive stocks are available more cheaply;
-    Financial strength and stability of the issuer weakens; and
- When market capitalization reaches the upper boundaries of the investable universe.

MARKET CAPITALIZATION

is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the company multiplied by the current share price.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MID CAP RISK. The Fund focuses on a narrower portion of the overall stock market by investing primarily in mid-cap companies and therefore is subject to the risks associated with mid-sized companies. The Fund's investment in mid-sized companies are riskier than investments in larger, more established companies. The stocks of mid- sized companies may be less stable in price and less liquid than the stocks of larger companies.

PORTFOLIO TURNOVER RISK. The subadviser may engage in active and frequent trading of all or part of the securities held by the Fund if the subadviser believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase the volatility of the Fund.

FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve special risks which are not associated with those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value

----------------
1 The Russell Midcap(R) Index is a registered service mark of the Frank Russell Company, which does not sponsor and is no way affiliated with the Fund.

FUND SUMMARIES - GARTMORE GVIT MID CAP GROWTH FUND
                 (FORMERLY STRONG GVIT MID CAP GROWTH FUND)


================================================================================


stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page __.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual total returns shown in the bar chart do not include charges that will be imposed by variable annuity contracts or variable life insurance polices. If these amounts were reflected, returns would be less than those shown. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS-CLASS IV SHARES(1):
1998                                       14.6%
1999                                       84.8%
2000                                      -15.4%
2001                                      -30.3%
2002                                        0.0%

Best Quarter:                                __%  __ Qtr. of __
Worst Quarter:                               __%  __ Qtr. of __


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002:

                             ONE       SINCE
                             YEAR   INCEPTION(2)
                             -----  ------------
Class I shares                 __%           __%
Class II shares(2)             __%           __%
Class III shares(2)            __%           __%
Class IV shares(2)             __%           __%
The Russell Midcap Index(3)    __%           __%

----------------
1 The Fund's predecessor, Market Street Mid Cap Growth Portfolio, commenced operations on May 1, 1989. As of April 28, 2003, the Strong GVIT Mid Cap Growth Fund (renamed Gartmore GVIT Mid Cap Growth Fund) acquired all the assets, subject to stated liabilities, of the Market Street Mid Cap Growth Portfolio. As result, the performance of the Fund has been restated because the Market Street Mid Cap Growth Portfolio is the survivor for performance purposes.

2 These returns through December 31, 2002 are based on the performance of the Market Street Mid Cap Growth Portfolio which is the same as performance for the Class IV shares and which was achieved prior to the creation of Class I, Class II, Class III shares. Class IV shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class I, Class II or Class III shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class IV shares produced. This is because Class I, Class II and Class III shares invest in, or will invest in, the same portfolio of securities as Class IV shares and Class I and Class III shares have similar expenses before any fee waivers or reimbursements. Class II share's annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class IV. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares - Short-Term Trading Fees" on page __ for more information.

3 The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index, and represents approximately 25% of the total market capitalization of the Russell 1000 Index. Unlike mutual fund returns, the Russell Midcap Index does not include expenses. If expenses were included, the actual returns of this Index would be lower.

FUND SUMMARIES - GARTMORE GVIT MID CAP GROWTH FUND
                 (FORMERLY STRONG GVIT MID CAP GROWTH FUND)


================================================================================


FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

                               CLASS I    CLASS II   CLASS III   CLASS IV
                               --------  ----------  ----------  ---------
Shareholder Fees(1)
  (paid directly from
  your investment)
  Short -Term Trading Fee
    (as a percentage
    of amount redeemed
    or exchanged)(2)           None      None             1.00%        __
--------------------------------------------------------------------------
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees                 0.75%       0.75%       0.75%      0.75%
  Distribution and/or
   Service 12b-1 Fees              0.00%       0.25%       0.00%      0.00%
   Other Expenses(3)                 __          __%         __%        __%
--------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                  __          __%         __%        __%
Amount of Fee Waiver/Expense
  Reimbursements                   N/A         N/A         N/A         __%
--------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES
(AFTER WAIVERS/
REIMBURSEMENTS)                    N/A         N/A         N/A       0.95%(3)

----------------
1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed/exchanged within 60 days after the date they were acquired.

3 "GMF and the Trust have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.95% for the Fund's Class IV shares through at least October 1, 2004. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of "Other Expenses" paid by GMF provided that any such reimbursement will not cause the expenses of the Class IV shares of the Fund to exceed the expense limitation noted above. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding to the Fund was made.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. This example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

           1 Year  3 Years  5 Years  10 Years
           ------  -------  -------  --------
Class I        __       __       __        __
Class II       __       __       __        __
Class III      __       __       __        __
Class IV       __       __       __        __

FUND SUMMARIES - DREYFUS GVIT MID CAP INDEX FUND


================================================================================

OBJECTIVE AND PRINCIPAL STRATEGIES

The Dreyfus GVIT Mid Cap Index Fund's investment objective is capital appreciation.

GMF has selected The Dreyfus Corporation ("Dreyfus") as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index.(1)

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P MidCap 400 Index and in derivative instruments linked to the index.

The Fund attempts to have a correlation between its performance and that of the index of at least 0.95, before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated.

The Fund generally invests in all 400 stocks in the S&P MidCap 400 Index in proportion to their weighting in the index. The S&P MidCap 400 Index is composed of 400 stocks of medium-size domestic and some Canadian companies with market capitalizations as of December 31, 2002 ranging between $__ million and $__ billion. Due to market fluctuations, the current market capitalization of the companies within the S&P MidCap 400 Index may be higher or lower over time. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. The Fund may also use stock index futures as a substitute for the sale or purchase of securities.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it's simply the number of outstanding shares of the company multiplied by the current share price.

PRINCIPAL RISKS

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short- term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

The Fund focuses on a more narrow portion of the overall stock market by investing primarily in mid cap companies. Therefore, the impact of these factors on mid cap companies may affect the Fund more than if the Fund were to invest more broadly in the overall stock market.

MID CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of mid cap companies are usually less stable in price and less liquid than the stocks of larger companies.

RISKS RELATED TO INDEX FUNDS. The Fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchase and redemption of Fund shares. In addition, an index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P MidCap 400 Index as closely as possible, it will tend to underperform the Index to some degree over time.

DERIVATIVES RISK. The Fund may invest in derivatives, particularly stock index futures. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. An over-the-counter derivatives contract presents default risks if the party which has contracted with the Fund fails to fulfill its obligations to the Fund. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page __.

----------------
1 "Standard & Poor's MidCap 400 Index" and "S&P" are trademarks of the McGraw-Hill Companies, Inc., which do not sponsor and are in no way affiliated with the Fund.

FUND SUMMARIES - DREYFUS GVIT MID CAP INDEX FUND


================================================================================


PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual total returns shown in the bar chart do not include charges that will be imposed by variable annuity contracts or variable life insurance polices. If these amounts were reflected, returns would be less than those shown. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS-CLASS I SHARES(1):
1998                                     10.8%
1999                                     20.9%
2000                                     15.2%
2001                                     -1.3%

Best quarter:                              __%  __ qtr. of __
Worst quarter:                             __%  __ qtr. of __

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002:

                              ONE      SINCE
                             YEAR   INCEPTION(2)
                             -----  ------------
Class I shares(1)              __%           __%
Class II shares(3)             __%           __%
Class III shares(3)            __%           __%
The S&P MidCap 400 Index(4)    __%           __%

---------------
1 The existing shares of the Funds were designated Class I shares as of May 1, 2001.

2 The Fund commenced operations on October 31, 1997. Until September 27, 1999, the Fund was actively managed by three subadvisers; since that date, the Fund has been managed as an index fund, and its returns may have been affected by this change in investment strategy.

3 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2002, prior to the creation of Class II or Class III shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class II or Class III shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class I shares produced. This is because Class II and Class III shares invest in, or will invest in, the same portfolio of securities as Class I shares, and Class III shares have similar expenses before any fee waivers or reimbursements. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares - Short-Term Trading Fees" on page __ for more information.

4 The S&P MidCap 400 Index-an unmanaged index of 400 stocks of medium-size U.S. companies-gives a broad look at how the stock prices of medium-size U.S. companies have performed. Unlike mutual funds, the S&P MidCap 400 Index does not incur expenses. If expenses were included, the actual returns of this Index would be lower.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

                                 CLASS I   CLASS II   CLASS III
                                 --------  ---------  ----------
Shareholder Fees(1)
  (paid directly from your
  investment)
  Short-Term Trading Fee
    (as a percentage of amount
    redeemed)(2)                     None       None       1.00%
----------------------------------------------------------------
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees                     __%        __%         __%
  Distribution and/or
    Service (12b-1) Fees            0.00%      0.25%       0.00%
  Other Expenses
----------------------------------------------------------------
TOTAL ANNUAL FUND
  OPERATING EXPENSES                  __%        __%         __%

---------------
1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed/exchanged within 60 days after the date they were acquired.

FUND SUMMARIES - DREYFUS GVIT MID CAP INDEX FUND


================================================================================


EXAMPLE

This example shows what a you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. This example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

           1 Year   3 Years   5 Years    10 Year
           -------  --------  ---------  --------
Class I    $    __  $     __  $      __  $     __
Class II   $    __  $     __  $      __  $     __
Class III  $    __  $     __  $      __  $     __

FUND SUMMARIES - TURNER GVIT GROWTH FOCUS FUND


================================================================================


OBJECTIVE AND PRINCIPAL STRATEGIES

The Turner GVIT Growth Focus Fund seeks long term capital appreciation.

GMF, the Fund's investment adviser, has chosen Turner Investment Partners, Inc. as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund invests primarily in U.S. common stocks, American Depositary Receipts ("ADRs") and foreign companies that demonstrate strong earnings growth potential. The subadviser generally intends to be fully invested in these securities. The subadviser selects stocks that it believes have strong earnings growth potential by employing quantitative and fundamental research techniques. It invests in companies with strong earnings dynamics and sells those with deteriorating earnings prospects. The subadviser believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk.

The Fund may invest in equity securities of companies of any size regardless of market capitalization, industry, sector or country of organization, therefore, it may invest in both older, more well-established companies and in smaller, emerging growth companies. The Fund is non-diversified and typically focuses its investments in a core group of 15 to 30 common stocks. While it will not concentrate its investments in any one industry, the Fund may from time to time have significant exposure to one or more sectors of the economy, such as the technology sector.

The subadviser's buy/sell strategy is not limited by the turnover rate of the Fund's portfolio. The subadviser may participate in frequent portfolio transactions, which will lead to higher transaction costs, if the subadviser believes that either the long- or the short-term benefits of frequent portfolio trading outweigh such costs.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it's simply the number of outstanding shares of the company multiplied by the current share price.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MID/SMALL CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of mid-size and smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return. Since the Fund normally uses a core portfolio of 15 to 30 stocks, this risk may be increased.

FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities.

SECTOR RISK. Companies that are generally in the same industry may be grouped together in broad categories called sectors. Sector risk is the risk that a certain sector of the economy (e.g., the health care or entertainment industry) may perform differently than other sectors or the market as a whole. As the subadviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector and the value of the Fund's investments may be more volatile than other funds that invest in a broader range of securities across different sectors.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

PORTFOLIO TURNOVER RISK. The subadviser may engage in active and frequent trading of all or a part of the securities held by the Fund if it

FUND SUMMARIES - TURNER GVIT GROWTH FOCUS FUND


================================================================================


believes doing so is in the best interest of the Fund. In addition, with respect to this Fund, a significant amount of portfolio turnover has been the result of short-term trading of the Fund's shares. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase the volatility of the Fund.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page __.

PERFORMANCE

The following bar chart and table present the performance of the Fund. The bar chart shows the Fund's annual total return. The annual total return shown in the bar does not include charges that will be imposed by variable annuity contracts or variable life insurance policies. If these amounts were reflected, returns would be less than those shown. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURN-CLASS I SHARES(1):

2001            -39.0%
2002

Best quarter:      __%  __ qtr. of __
Worst quarter:     __%  __ qtr. of __

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002:

                               ONE      SINCE
                              YEAR   INCEPTION(2)
                              -----  ------------
Class I shares(1)               __%           __%
Class II shares(3)              __%           __%
Class III shares(3)             __%           __%
Russell 1000 Growth Index(4)    __%           __%

---------------
1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2    The Fund commenced operations on June 30, 2000.

3 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2002, prior to the creation of Class II or Class III shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class II or Class III shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class I shares produced. This is because Class II and Class III shares invest in, or will invest in, the same portfolio of securities as Class I shares, and Class III shares have similar expenses before any fee waivers or reimbursements. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares - Short-Term Trading Fees" on page __ for more information.

4 The Russell 1000 Growth Index is an unmanaged index of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values (as of June 30, 2002, the market capitalization range of securities in the Russell 1000 was $1.3 billion to $309 billion). These returns do not include the effect of expenses. If expenses were included, the actual returns of this Index would be lower.

FUND SUMMARIES - TURNER GVIT GROWTH FOCUS FUND


================================================================================


FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

                                        CLASS I   CLASS II   CLASS III
                                        --------  ---------  ----------
Shareholder Fees(1)
  (paid directly from your investment)
  Short-Term Trading Fee
    (as a percentage of amount
    redeemed)(2)                        None      None            1.00%
-----------------------------------------------------------------------
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees                            __%        __%         __%
  Distribution and/or
    Service (12b-1) Fees                   0.00%      0.25%       0.00%
  Other Expenses                             __%        __%         __%
-----------------------------------------------------------------------
TOTAL ANNUAL FUND
  OPERATING EXPENSES                         __%        __%         __%
Amount of Fee Waiver/Expense
  Reimbursements                             __%        __%         __%
-----------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES
(AFTER WAIVERS/
REIMBURSEMENTS)(3)                         1.35%      1.35%       1.35%

---------------
1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed/exchanged within 60 days after the date they were acquired.

3 GMF has agreed to waive management fees and, if necessary, to reimburse the Fund for the cost of "Other Expenses" so that operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) will not exceed 1.35% for the Class I, Class II and Class III shares. If the maximum amount of 12b-1 fees and administrative services fees were charged, the "Total Annual Fund Operating Expenses" could increase to 1.60% for Class I shares and Class III shares and 1.85% for Class II shares before GMF would be required to limit the Fund's expenses. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of other expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first three years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. This example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 Year   3 Years   5 Years   10 Years
            -------  --------  --------  ---------
 Class I    $    __  $     __  $     __  $      __
 Class II   $    __  $     __  $     __  $      __
 Class III  $    __  $     __  $     __  $      __

FUND SUMMARIES - COMSTOCK GVIT VALUE FUND
                 (FORMERLY FEDERATED GVIT EQUITY INCOME FUND)


================================================================================


OBJECTIVE AND PRINCIPAL STRATEGIES

The Comstock GVIT Value Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common stocks.

GMF has selected Van Kampen Asset Management Inc. (VKAM) as a subadviser to manage the Fund's portfolio on a day-to-day basis. Under normal market conditions, VKAM seeks to achieve the Fund's investment objective by investing in a portfolio of equity securities, consisting principally of common stocks. The Fund emphasizes a value style of investing, seeking wellestablished, undervalued companies believed by VKAM to possess the potential for capital growth and income. VKAM generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Fund may invest in issuers of small-, medium-, or large-sized companies.

Portfolio securities are typically sold when VKAM's assessments of the capital growth and income potential of such securities materially change and factors indicate it is desirable to do so. Such factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors, depending on market and economic conditions. For instance, from time to time the stock market may not favor value-oriented stocks. Rather, the market could favor growth stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on value stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

MID/SMALL CAP RISK. To the extent the Fund invests in securities of medium size or small companies, these investments may be riskier than investments in larger, more established companies. The stocks of medium size and smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve special risks which are not associated with those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities.

DERIVATIVES RISK. The Fund may invest in derivatives. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. An over-the-counter derivatives contract presents default risks if the party which has contracted with the Fund fails to fulfill its obligations to the Fund. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page __.

FUND SUMMARIES - COMSTOCK GVIT VALUE FUND
                 (FORMERLY FEDERATED GVIT EQUITY INCOME FUND)


================================================================================


PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual total returns shown in the bar chart do not include charges that will be imposed by variable annuity contracts or variable life insurance polices. If these amounts were reflected, returns would be less than those shown. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS-CLASS I SHARES(1):

1998             15.1%
1999             18.5%
2000            -10.6%
2001            -12.2%
2002

Best quarter:      __%  4th qtr. of 1998
Worst quarter:     __%  4th qtr. of 2000

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002:

                        ONE    FIVE      SINCE
                       YEAR   YEARS   INCEPTION(2)
                       -----  ------  ------------
 Class I shares(1)       __%     __%           __%
 Class II shares(3)      __%     __%           __%
 Class IV shares(3)      __%     __%           __%
 The S&P 500 Index(4)    __%     __%           __%

1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2 The Fund commenced operations on October 31, 1997. This performance includes performance for a period (prior to May 1, 2002) when the Fund's previous subadviser managed the Fund.

3 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2002, prior to the creation of Class II or Class IV shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class II or Class IV shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar as what Class I shares produced. This is because Class II and Class IV shares invest in, or will invest in, the same portfolio of securities as Class I shares and have similar expenses before any fee waivers or reimbursements. Class II share's annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class IV.

4 The Standard & Poor's 500 Index-an unmanaged index of 500 widely- held stocks of large U.S. companies-gives a broad look at how the stock prices of large U.S. companies have performed. Unlike mutual fund returns, the S&P 500 Index does not include expenses. If expenses were included, the actual returns of this Index would be lower.

FUND SUMMARIES - COMSTOCK GVIT VALUE FUND
                  (FORMERLY FEDERATED GVIT EQUITY INCOME FUND)


================================================================================


FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

                                        CLASS I   CLASS II   CLASS IV
                                        --------  ---------  ---------
Shareholder Fees(1)
  (paid directly from your investment)      None       None       None
----------------------------------------------------------------------
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees
  Distribution and/or
    Service 12b-1 Fees                     0.00%      0.25%      0.00%
  Other Expenses                             __%        __%        __%
----------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES                                     __%      __%3       __%3
Amount of Fee Waiver/Expense
  Reimbursements                             __         __%        __%
----------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER WAIVERS/
REIMBURSEMENTS)                              __     1.20%2     0.95%2

---------------
1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 GMF and the Trust have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 1.20% for the Fund's Class II shares through at least April 30, 2004, and 0.95% for the Fund's Class IV shares through at least October 1, 2004. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of "Other Expenses" paid by GMF provided that any such reimbursement will not cause the expenses of the Class II shares and the Class IV shares of the Fund to exceed the expense limitation noted above. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF. Any reimbursements to GMF must be made more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. This example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

           1 Year   3 Years   5 Years   10 Years
           -------  --------  --------  ---------
 Class I   $    __  $     __  $     __  $      __
 Class II  $    __  $     __  $     __  $      __
 Class IV  $    __  $     __  $     __  $      __

FUND SUMMARIES - J.P. MORGAN GVIT BALANCED FUND


================================================================================


OBJECTIVE AND PRINCIPAL STRATEGIES

The J.P. Morgan GVIT Balanced Fund seeks a high total return from a diversified portfolio of equity and fixed income securities.

GMF has selected J.P. Morgan Investment Management Inc. as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund, under normal circumstances, invests at least 50% of its net assets in equity securities and 30% of its net assets in fixed income securities (including U.S. government, corporate, mortgage-backed and asset-backed securities). The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the S&P 500 Index.

The subadviser researches companies' prospects over a relatively long period of time, often as much as five years. Each company is then ranked within its sector by its relative value. The subadviser looks for undervalued companies and sells them when they appear overvalued.

The subadviser focuses on three key investment decisions in attempting to add value through the fixed income portion of the Fund; specifically it concentrates on duration management, sector allocation and sector selection. The fixed income securities held by the Fund will generally be investment grade securities, or unrated securities of comparable quality, although a portion of the Fund's fixed income securities will be invested in securities rated below investment grade (commonly known as junk bonds). All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by Fund management to consider what action, if any, the Fund should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

Investment grade securities are taxable debt securities, including corporate bonds and other debt instruments, that have been rated within the four highest rating categories by a nationally recognized rating agency, such as Standard & Poor's Rating Group or Moody's Investors Service, Inc. The rating agency evaluates a debt security, measures the issuer's financial condition and stability, and assigns a rating to the security. By measuring the issuer's ability to pay back the debt, ratings help investors evaluate the safety of their bond investments.

Medium-grade securities are obligations rated in the fourth highest rating category by any rating agency. Medium-grade securities, although considered investment grade, have speculative characteristics and may be subject to greater fluctuations in value than higher- rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.
The subadviser generally has a buy and hold strategy and does not engage in frequent portfolio securities trading. However, it has engaged in more frequent portfolio securities trading in order to take advantage of recent volatile markets. Frequent portfolio transactions will lead to higher transaction costs.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition

FUND SUMMARIES - J.P. MORGAN GVIT BALANCED FUND


================================================================================


changes, which may lead to a greater price fluctuation in the securities owned by the Fund. These risks are particularly strong for junk bonds and other lower rated securities.

LOWER-RATED SECURITIES RISK. Investment in junk bonds and other lower-rated or high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, an investment in the Fund is subject to the following specific risks:

- increased price sensitivity to changing interest rates and to adverse economic and business developments

-    greater risk of loss due to default or declining credit quality

- greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due

- negative market sentiments toward high yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by the Fund.

PREPAYMENT AND EXTENSION RISK. The issuers of mortgage-backed and asset-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. When mortgage- and asset- backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss. Changes in prepayment rates can also make the price and yield of mortgage- and asset-backed securities volatile.

In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Extension risk is the risk that payments of principal may occur later than expected, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.

FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve special risks which are not associated with investments in U.S. companies. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks increase when investing in issuers located in emerging markets.

PORTFOLIO TURNOVER RISK. The subadviser may engage in active and frequent trading of all or part of the securities held by the Fund if it believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase volatility of the Fund.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page __.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variabili ty-of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual total returns shown in the bar chart do not include charges that will be imposed by variable annuity contracts or variable life insurance polices. If these amounts were reflected, returns would be less than those shown. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS-CLASS I SHARES(1):

1998             8.1%
1999             0.9%
2000            -0.3%
2001            -3.8%
2002             0.0%

Best Quarter:     __%  __ qtr. of __
Worst Quarter:    __%  __ qtr. of __

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002:


                           ONE    FIVE      SINCE
                          YEAR   YEARS   INCEPTION(2)
                          -----  ------  ------------
 Class I shares(1)          __%     __%           __%
 Class IV shares(3)         __%     __%           __%
 The S&P 500 Index(4)       __%     __%           __%
 The Lehman Brothers
 Aggregate Bond Index(4)    __%     __%           __%


                                                                              16


================================================================================


1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.
2 The Fund commenced operations on October 31, 1997. This performance includes performance for a period (prior to May 1, 2000) w
3 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2002, pri
4 The Standard & Poor's 500 Index-an unmanaged index of 500 widely-held stocks of large U.S. companies-gives a broad look at how

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

           1 Year   3 Years   5 Years   10 Years
           -------  --------  --------  ---------
 Class I   $    __  $     __  $     __  $      __
 Class IV  $    __  $     __  $     __  $      __

                                              CLASS I   CLASS IV
                                              --------  ---------
Shareholder Fees1
  (paid directly from your investment)        None      None
--------------------------------------------  --------  ---------
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees                                  __%        __%
  Other Expenses                                   __%        __%
--------------------------------------------  --------  ---------
TOTAL ANNUAL FUND OPERATING EXPENSES               __%     __%(3)
Amount of Fee Waiver/Expense Reimbursements        ___       ___%
--------------------------------------------  --------  ---------
TOTAL ANNUAL FUND OPERATING EXPENSES
(AFTER WAIVERS/REIMBURSEMENTS)                     ___   0.91%(2)

----------------
1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 GMF and the Trust have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.91% for the Fund's Class IV shares through at least October 1, 2004. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of "Other Expenses" paid by GMF provided that any such reimbursement will not cause the expenses of the Class IV shares of the Fund to exceed the expense limitation noted above. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. This example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell of your all shares at the end of those time periods. It also assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

FUND SUMMARIES - MAS GVIT MULTI SECTOR BOND FUND


================================================================================


OBJECTIVE AND PRINCIPAL STRATEGIES

The primary objective of the MAS GVIT Multi Sector Bond Fund is to seek above average total return over a market cycle of three to five years.

GMF has selected Morgan Stanley Investments LP as a subadviser to manage the Fund's portfolio on a day-to-day basis. Under normal conditions, the Fund invests at least 80% of its net assets in fixed income securities. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities. The subadviser will use futures, swaps and other derivatives in managing the Fund.

The subadviser determines the Fund's overall maturity and duration targets and sector allocations. The portfolio managers then select particular securities for the Fund in various sectors within those overall guidelines. The subadviser may increase or decrease the Fund's exposure to interest rate changes based on its outlook for the economy, interest rates and inflation. The Fund invests varying amounts in U.S. and foreign securities (including emerging market securities), and investment grade and high yield securities, based on the subadviser's perception of their relative values.

The subadviser's buy/sell strategy is not limited by the turnover rate of the Fund's portfolio. The subadviser may participate in frequent portfolio transactions, which will lead to higher transaction costs, if the subadviser believes that either the long- or the short-term benefits of frequent portfolio trading outweigh such costs.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Fund owns. These risks are particularly strong for junk bonds and other lower rated securities.

PREPAYMENT AND EXTENSION RISK. The issuers of mortgage-backed and asset-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. When mortgage- and asset-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss. Changes in prepayment rates can also make the price and yield of mortgage- and asset-backed securities volatile.

In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Extension risk is the risk that payments of principal may occur later than expected, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.

FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since the countries may have unstable governments, more volatile currencies and less established markets.

DERIVATIVES RISK. The Fund may invest in derivatives. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or

================================================================================


interest rates are changing in unexpected ways. An over-the-counter derivatives contract presents default risks if the party which has contracted with the Fund fails to fulfill its obligations to the Fund. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

LOWER-RATED SECURITIES RISK. Investment in junk bonds and other lower-rated or high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, an investment in the Fund is subject to the following specific risks:

- Increased price sensitivity to changing interest rates and to adverse economic and business developments

-    Greater risk of loss due to default or declining credit quality

- Greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due

- Negative market sentiment towards high yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by the Fund.

CALL RISK. Call risk is the possibility that an issuer may redeem a debt security before maturity (call). An increase in the likelihood of a call may reduce the security's price. If a debt security is called, the Fund may have to reinvest the proceeds in other debt securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PORTFOLIO TURNOVER RISK. The subadviser may engage in active and frequent trading of all or part of the securities held by the Fund if it believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase volatility of the Fund.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page __.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual total returns shown in the bar chart do not include charges that will be imposed by variable annuity contracts or variable life insurance polices. If these amounts were reflected, returns would be less than those shown. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS-CLASS I SHARES(1):

1998            2.6%
1999            1.6%
2000            5.6%
2001            4.2%
2002

Best Quarter:    __%  __ qtr. of __
Worst Quarter:   __%  __ qtr. of __

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002:

                             ONE      SINCE
                            YEAR   INCEPTION(2)
                            -----  ------------
Class I shares(1)             __%           __%
Class III shares(3)           __%           __%
Lehman Brothers Aggregate
  Bond Index(4)               __%           __%

---------------
1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2 The Fund commenced operations on October 31, 1997. This performance includes performance for a period (prior to May 1, 2000) when the Fund's previous subadviser managed the Fund.

3 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2002, prior to the creation of Class III shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class III shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class I shares produced. This is because Class III shares invest in, or will invest in, the same portfolio of securities as Class I shares and have similar expenses before any fee waivers or reim-


                                                                              19

Fund Summaries - MAS GVIT Multi Sector Bond Fund


================================================================================


     bursements. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares - Short-Term Trading Fees" on page __ for more information.

4 The Lehman Brothers Aggregate Bond Index-an unmanaged index of U.S. Treasury, agency, corporate, and mortgage pass-through securities-gives a broad look at the performance of these securities. Unlike mutual funds, the Lehman Brothers Aggregate Bond Index does not include expenses. If expenses were included, the actual returns of this Index would be lower.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

                                        CLASS I   CLASS III
                                        --------  ----------
Shareholder Fees(1)
  (paid directly from your investment)
  Short-Term Trading Fee
    (as a percentage of amount
    redeemed)(2)                              __         __%
------------------------------------------------------------
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees                            __%         __%
  Other Expenses                             __%         __%
------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES         __%         __%

1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.
2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed/exchanged within 60 days after the date they were acquired.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. This example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example for Class III shares does not include the effect of the short- term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

           1 Year   3 Years   5 Years   10 Years
           -------  --------  --------  ---------
Class I    $    __  $     __  $     __  $      __
Class III  $    __  $     __  $     __  $      __

FUND SUMMARIES - FEDERATED GVIT HIGH INCOME BOND FUND


================================================================================


OBJECTIVE AND PRINCIPAL STRATEGIES

The Federated GVIT High Income Bond Fund seeks to provide high current income.

GMF has selected Federated Investment Counseling as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund provides exposure to the high-yield, lower-rated corporate bond market. Under normal conditions, the Fund invests at least 80% of its net assets in corporate bonds that are considered below investment grade. There is no minimum acceptable rating for a security to be purchased or held in the Fund's portfolio.

The subadviser actively manages the Fund's portfolio, seeking to realize the potentially higher returns of high yield bonds by minimizing default risk and other risks through security selection and diversification. Some of the fixed income securities may be convertible into stock of the issuer or otherwise react more closely to movements of the stock market rather than the bond market.

The methods by which the subadviser attempts to reduce the risks involved in lower-rated securities include:

- Credit Research. The subadviser performs its own credit analysis in addition to using rating agencies and other sources, and may have discussions with the issuer's management or other investment analysts regarding issuers. The subadviser performs a credit-intensive, fundamental analysis of the financial records of an issuer which focuses on the financial condition of high yield issuers. In selecting a portfolio security, the subadviser also analyzes the issuer's business and product strength, competitive position and responsiveness to changing business and market conditions, management expertise, and financial condition and anticipated cash flow and earnings to assess whether the security's risk is commensurate with its potential return. In evaluating an issuer, the subadviser places special emphasis on the estimated current value of the issuer's assets rather than its historical cost.

- Diversification. The subadviser invests in securities of many different issuers, industries, and economic sectors to reduce portfolio risk.

- Economic Analysis. The subadviser analyzes current developments and trends in the economy and in the financial markets. Fundamental analysis drives the sell process.

The fixed income securities that the Fund purchases include corporate debt securities, zero coupon securities, convertible securities and preferred stocks. The Fund may also invest in fixed income securities of issuers based outside the U.S.; however, the securities of foreign issuers in which the Fund invests are primarily traded in the U.S. and are denominated in U.S. dollars.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities owned by the Fund. These risks are particularly strong for junk bonds or other lower-rated securities.

LOWER-RATED SECURITIES RISK. Investment in junk bonds and other lower-rated or high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high yield securities tends to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons an investment in the Fund is subject to the following specific risks:

- Increased price sensitivity to changing interest rates and to adverse economic and business developments

-    Greater risk of loss due to default or declining credit quality

- Greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due

FUND SUMMARIES - FEDERATED GVIT HIGH INCOME BOND FUND


================================================================================


- Negative market sentiments toward high yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security in the Fund.

FOREIGN RISK. To the extent that the Fund invests in foreign securities, investments in foreign securities involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities.

CALL RISK. Call risk is the possibility that an issuer may redeem a debt security before maturity (call). An increase in the likelihood of a call may reduce the security's price. If a debt security is called, the Fund may have to reinvest the proceeds in other debt securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISK. Liquidity risk is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning page __.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual total returns shown in the bar chart do not include charges that will be imposed by variable annuity contracts or variable life insurance polices. If these amounts were reflected, returns would be less than those shown. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS-CLASS I SHARES(1):

1998             5.8%
1999             3.2%
2000            -8.3%
2001             4.2%
2002             0.0%

Best Quarter:     __%  4th qtr. of 2001
Worst Quarter:    __%  4th qtr. of 2000

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002:

                             ONE      SINCE
                            YEAR   INCEPTION(2)
                            -----  ------------
Class I shares(1)             __%           __%
Class III shares(3)           __%           __%
Lehman Brothers Aggregate
  Bond Index(4)               __%           __%

----------------
1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2    The Fund commenced operation on October 31, 1997.

3 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2002, prior to the creation of Class III shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class III shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class I shares produced. This is because Class III shares invest in, or will invest in, the same portfolio of securities as Class I shares and have similar expenses before any fee waivers or reimbursements. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares - Short-Term Trading Fees" on page __ for more information.

4 The Lehman Brothers High Yield Index-an unmanaged index of bonds that are rated below investment grade-gives a broad look at the performance of these securities. Unlike mutual funds, the Lehman Brothers High Yield Index does not include expenses. If this Index included expenses, the actual returns of this Index would be lower.

FUND SUMMARIES - FEDERATED GVIT HIGH INCOME BOND FUND


================================================================================


FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

                                        CLASS I   CLASS III
                                        --------  ----------
Shareholder Fees(1)
  (paid directly from your investment)
  Short-Term Trading Fee
    (as a percentage of amount
    redeemed)(2)                              __         __%
------------------------------------------------------------
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees                            __%         __%
  Other Expenses                             __%         __%
------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES         __%         __%

----------------
1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expense are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed/exchanged within 60 days after the date they were acquired.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. This example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

           1 Year   3 Years   5 Years   10 Years
           -------  --------  --------  ---------
Class I    $    __  $     __  $     __  $      __
Class III  $    __  $     __  $     __  $      __

FUND SUMMARIES - GVIT EQUITY 500 INDEX FUND


================================================================================


OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long-term capital appreciation.

GMF, the Fund's investment adviser, has chosen SSgA Funds Management, Inc. ("SSgA") as the subadviser to manage the Fund's portfolio on a day-to-day basis. Under normal conditions, the Fund invests at least 80% of its net assets in common stocks included in the S&P 500 Composite Stock Price Index (the "S&P 500 Index").(1) The S&P 500 Index is a market-weighted index consisting of approximately 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's selects the stocks included in the S&P 500 Index on a market capitalization basis, and the S&P 500 Index is heavily weighted toward stocks with large capitalizations.

The Fund employs a passive management strategy designed to track the stock composition, on a market capitalization basis, of the S&P 500 Index. The subadviser purchases and sells securities for the Fund in an attempt to produce investment results that substantially duplicate the performance of the common stocks represented in the S&P 500 Index. The subadviser attempts to achieve a high correlation, generally greater than or equal to 0.95, between the Fund's total return and the total return of the S&P 500 Index, without taking fund (or variable contract) expenses into account.

The Fund expects to substantially replicate the composition of the S&P 500 Index. Because the Fund seeks to invest in assets whose performance matches the performance of the S&P 500 prior to the deduction of Fund expenses, it may concentrate more assets in fewer

A MARKET-WEIGHTED INDEX is an index in which the weighting of each security is based on its market capitalization. In a market- weighted index, changes in the price of a company with a large capitalization affect the level of the index more than changes in the price of a company with a smaller market capitalization.

MARKET CAPITALIZATION
is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the company multiplied by the current share price.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which these stocks trade go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

NON-DIVERSIFIED FUND RISK. The Fund is a non-diversified fund. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, an increase or decrease in value of an investment in a single issuer may have a greater impact on the Fund's net asset value and total return.

RISKS RELATED TO INDEX FUNDS. The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the S&P 500 Index and the timing of purchase and redemption of Fund shares. In addition, an index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P 500 Index as closely as possible, it will tend to underperform the Index to some degree over time.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page __.

----------------
1 "Standard & Poor's", "S&P", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. For further information regarding the trademark licenses, see the Statement of Additional Information. companies and is considered a non-diversified fund. In addition, to the extent necessary to replicate the weightings of a particular industry in the S&P 500 Index, the Fund may invest 25% or more of its total assets in the securities of issuers in the same industry.

================================================================================


PERFORMANCE

The returns depicted below were attained by the Fund in its prior format as a series portfolio of the Market Street Fund.

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual total returns shown in the bar chart do not include charges that will be imposed by variable annuity contracts or variable life insurance polices. If these amounts were reflected, returns would be less than those shown. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS-CLASS IV SHARES(1):

Best Quarter:   __%  __ qtr. of __
Worst Quarter:  __%  __ qtr. of __

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002:


                   ONE      SINCE
                  YEAR   INCEPTION(2)
                  -----  ------------
Class I             __%           __%
Class II(3)         __%           __%
Class IV(3)         __%           __%
S&P 500 Index(4)    __%           __%

----------------
1 The Fund's predecessor, Market Street Equity 500 Portfolio, commenced operations on February 7, 2000. As of April 28, 2003, the GVIT Equity Index 500 Fund (which previously had not commenced operations) acquired all the assets, subject to stated liabilities, of the Market Street Equity Index 500 Portfolio. At that time the GVIT Equity Index 500 Fund took on the performance of the Market Street Equity Index 500 Portfolio.

2 These returns through December 31, 2002, are based on the performance of the Fund's predecessor which is the same as performance for the Class IV shares and which was achieved prior to the creation of Class I or Class II, shares. Class IV shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class I or Class II shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class IV shares produced. This is because Class I and Class III shares invest in, or will invest in, the same portfolio of securities as Class IV shares and have similar expenses before any fee waivers or reimbursements. Class II share's annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class IV.

4 The Standard & Poor's 500 Index-an unmanaged index of 500 widely- held stocks of large U.S. companies-gives a broad look at how the stock prices of large U.S. companies have performed. Unlike mutual fund returns, the S&P 500 Index does not include expenses. If expenses were included, the actual returns of this Index would be lower.

FUND SUMMARIES - GVIT EQUITY 500 INDEX FUND


================================================================================


FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund.

                                 CLASS I   CLASS II   CLASS IV
                                           ---------  ---------
Shareholder Fees(1)                 None   None           None
--------------------------------------------------------------
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees                   0.24%      0.24%      0.24%
  Distribution and/or Service
    (12b-1) Fees                    None       0.25%      None
  Other Expenses(1)                 0.22%      0.22%      0.22%
--------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES                            0.46%      0.71%      0.46%
Amount of Fee Waiver/Expense
  Reimbursement                     0.08%      0.08%      0.18%
--------------------------------------------------------------
NET EXPENSES AFTER WAIVERS(3)       0.38%      0.63%      0.28%

----------------
1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 GMF and the Trust have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.28% for the Fund's Class IV shares through October 1, 2004. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of "Other Expenses" paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made was made. Maintaining the expense limitation for the Class IV shares at 0.28% could cause the Class IV shares to receive an undue benefit to the disadvantage of the Class I and/or Class II shares. In order to prevent this circumstance, GMF will voluntarily limit the operating expenses of Class I and Class II shares. If GMF must waive or reimburse more than 0.10% for Class IV shares, any additional amount will have to be waived or reimbursed for all classes.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. This example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and expense waivers for one year only. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

          1 Year   3 Years
          -------  --------
Class I   $    39  $    140
Class II  $    64  $    219
Class IV  $    29  $    129

FUND SUMMARIES - DREYFUS GVIT INTERNATIONAL VALUE FUND


================================================================================


OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long-term capital appreciation. The Fund seeks to achieve its objective by investing in equity securities of non-U.S. companies.

GMF, the Fund's investment adviser, has chosen The Dreyfus Corporation to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund invests primarily in equity securities of established non-U.S. companies or of companies organized in the United States having their principal activities and interests outside the United States that the subadviser believes have potential for long- term capital appreciation. Many of these securities are non-U.S. dollar denominated securities. The Fund also may invest in other non-U.S. securities, such as those of foreign governments or agencies or instrumentalities of foreign governments. The subadviser uses a VALUE-ORIENTED investing strategy to select investments for the Fund. Value-oriented investing involves buying securities that are reasonably priced based upon the cost of the securities compared to their earnings, book value, cash flow they are generating or some other measure of value.

Under normal conditions, the Fund invests in the securities of foreign issuers located (or, in the case of the securities, traded) in at least five different countries, foreign markets, or regions other than the United States. Nonetheless, under certain economic and business conditions the Fund may invest up to 35% of its net assets in the securities of issuers located (or, in the case of the securities, traded) in any one of the following countries:
Australia, Canada, France, Japan, the United Kingdom, or Germany.

The Fund also may invest in securities of foreign issuers in the form of sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts. The Fund may invest in restricted securities, which may be restricted as to their resale, including restricted securities eligible for resale to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933. The Fund also, under normal market conditions, may invest up to 35% of its net assets in investment-grade debt securities of foreign issuers. Investment-grade debt securities include corporate debt instruments that have been rated within the four highest rating categories by a nationally recognized statistical rating organization (rating agency), such as Standard & Poor's Corporation or Moody's Investor Service, Inc. The rating agency evaluates a debt security, measures the issuer's financial condition and stability, and assigns a rating to the security.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

FOREIGN RISK. Investments in foreign securities involve risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since such countries may have unstable governments, more volatile currencies and less established markets.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which these stocks trade go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors, depending on market and economic conditions. For instance, from time to time the stock market may not favor value-oriented stocks. Rather, the market could favor growth stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on value-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security owned by the Fund may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Fund owns.

FUND SUMMARIES - DREYFUS GVIT INTERNATIONAL VALUE FUND


================================================================================


INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page ____.

PERFORMANCE

The returns depicted below were attained by the Fund in its prior format as a series portfolio of the Market Street Fund.

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual total returns shown in the bar chart do not include charges that will be imposed by variable annuity contracts or variable life insurance polices. If these amounts were reflected, returns would be less than those shown. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS-CLASS IV SHARES(1):

Best Quarter:   __%  __ qtr. of __
Worst Quarter:  __%  __ qtr. of __

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002:

               ONE    FIVE    TEN       SINCE
              YEAR   YEARS   YEARS   INCEPTION(1)
              -----  ------  ------  ------------
Class I         __%     __%     __%           __%
Class II(2)     __%     __%     __%           __%
Class III(2)    __%     __%     __%           __%
Class IV(2)     __%     __%     __%           __%
EAFE Index      __%     __%     __%           __%

----------------
1 The Fund's predecessor commenced operation on November 1, 1991. As of April 28, 2003, the Dreyfus GVIT International Value Fund (which previously had not commenced operations) acquired all the assets, subject to stated liabilities, of the Market Street International Value Portfolio. At that time the Dreyfus GVIT International Value Fund took on the performance of the Market Street International Value Portfolio.

2 These returns through December 31, 2002, are based on the performance of the Fund's predecessor which is the same as performance for the Class IV shares and which was achieved prior to the creation of Class I, Class II, Class III shares. Class IV shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class I, Class II or Class III shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class IV shares produced. This is because Class I, Class II and Class III shares invest in, or will invest in, the same portfolio of securities as Class IV shares and have similar expenses before any fee waivers or reimbursements. Class II share's annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I. For Class III shares, these returns do not reflect the short- term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares - Short-Term Trading Fees" on page __ for more information.


                                                                              28


================================================================================


3 The EAFE Index is a widely recognized, unmanaged index of more than 900 companies from Europe, Australia, Asia, and the Far East. The EAFE Index reflects the prices of these common stocks of these 900 companies translated into U.S. dollars with dividends reinvested net of any foreign taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund.

                               CLASS I   CLASS II   CLASS III   CLASS IV
                               --------  ---------  ----------  ---------
Shareholder Fees(1)
  (paid directly from
  your investment)
  Short-Term Trading Fee
    (as a percentage
    of amount redeemed
or exchanged)(2)                   None       None       1.00%       None
-------------------------------------------------------------------------
Annual Fund
  Operating Expenses
  (deducted from Fund assets)
    Management Fees(3)            0.75%      0.75%       0.75%      0.75%
    Distribution and/or
    Service 12b-1 Fees             None       None        None       None
Other Expenses(3)                 0.26%      0.26%       0.26%      0.26%
-------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                  __         __%         __%        __%

----------------
1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired.

3 As a new fund, these are estimates for the current fiscal year ending December 31, 2003.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. This example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

            1 Year   3 Years
            -------  --------
 Class I    $   103  $    322
 Class II   $   128  $    400
 Class III  $   103  $    322
 Class IV   $   103  $    322

MORE ABOUT THE FUNDS


================================================================================


TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, each Fund, except for the Dreyfus GVIT Mid Cap Index Fund, may hold up to 100% of its assets in cash or money market obligations. Should this occur, a Fund may not meet its investment objectives and may miss potential market upswings.

PRINCIPAL INVESTMENTS AND TECHNIQUES

The Funds may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments.

The Statement of Additional Information (SAI) contains additional information about the Funds including the Funds' other investment techniques. To obtain copy of the SAI, see the back cover.

GROWTH AND VALUE STOCKS (ALL FUNDS EXCEPT MULTI SECTOR BOND AND HIGH INCOME
BOND). Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. In comparison, a growth stock's price may be more directly linked to market developments than a value stock's price. However, value stocks tend to have higher dividend yields than growth stocks. This means they depend less on price changes for returns. Accordingly, they might not participate in upward market movements, but may be less adversely affected in a down market compared to lower yielding stocks.

[PREFERRED STOCK (HIGH INCOME BOND). Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends usually must be paid before common shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks generally do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are usually subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stock may be subordinated to other preferred stock of the same issuer.]

CONVERTIBLE SECURITIES (COMSTOCK, HIGH INCOME BOND).

Convertible securities-also known as convertibles-include debentures, notes, preferred stocks, and other securities. Convertibles are hybrid securities that have characteristics of both bonds and stocks. Like bonds, most convertibles pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stock.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a good source of regular income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar nonconvertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

ZERO COUPON SECURITIES (HIGH INCOME BOND). Zero coupon securities pay no interest during the life of the security, and are issued by a wide variety of corporate and governmental issuers. Certain zero coupon securities are sold at a deep discount.

Zero coupon securities may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments. Their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates than the value of bonds that make regular interest payments. Although they are not traded on a national securities exchange, they are widely traded by brokers and dealers, and are considered liquid. Investors in zero coupon securities are required by federal income tax laws to pay interest on the payments they would have received had a payment been made. So, to avoid federal income tax liability, a Fund may be required to make distributions to shareholders and may have to sell some of its assets at inappropriate times in order to generate cash to make distributions.

================================================================================


FLOATING AND VARIABLE RATE SECURITIES (BALANCED, MULTI SECTOR BOND, HIGH INCOME BOND, INTERNATIONAL VALUE). Floating- and variable-rate securities are securities that do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), but the interest rate on variable-rate securities changes at preset times based upon an underlying index. Some of the floating- or variable-rate securities will be callable by the issuer, which means they can be paid off before their maturity date.

These securities are subject to interest rate risk like other securities. In addition, because they may be callable, these securities are also subject to the risk that the principal amount will be repaid prior to the stated maturity and that the repaid principal will be reinvested when the market is offering lower interest rates, reducing a Fund's income. A Fund will only purchase floating-and variable-rate securities of the same quality as the securities it would otherwise purchase.

U.S. GOVERNMENT SECURITIES (BALANCED, MULTI SECTOR BOND).
These securities include Treasury bills, notes, and bonds, securities issued or guaranteed by the U.S. government and securities issued by U.S. government agencies, including:

- The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association (GNMA), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States

-    The Federal Home Loan Banks

-    The Federal National Mortgage Association (FNMA)

- The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation (FHLMC)

-    The Federal Farm Credit Banks.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. With respect to credit risk, securities issued by some government agencies are only backed by the issuing agency, and do contain some credit risk. Securities issued and backed by the U.S. government are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (BALANCED, MULTI SECTOR BOND). U.S. government mortgage-backed securities are securities that are secured by and paid from a pool of mortgage loans on real property and issued or guaranteed by the U.S. government or one of its agencies. Mortgage-backed securities may also be issued by private issuers. Collateralized mortgage obligations (CMOs) are securities that have mortgage loans or mortgage pass- through securities, such as GNMA, FNMA or FHLMC certificates, as their collateral. CMOs can be issued by U.S. government agencies or by private lenders. Mortgage-backed securities are subject to interest rate risk. They are also subject to credit risk if they are issued by private issuers. CMOs and other mortgage-backed securities are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the mortgage-backed security will be paid off sooner than anticipated. Reinvesting the returned principal when the market is offering lower interest rates would reduce the Fund's income. Prepayment risk also means the possibility of losing principal as a result of faster than anticipated prepayments of securities purchased at a premium. Mortgage-backed securities are also subject to extension risk as described above if rates increase and prepayments slow. When prepayments slow, mortgage-backed securities secured by such loans will not be paid off as soon as the subadviser expected. This can affect the maturity and volatility of the Fund and cause the Fund to be locked into securities with lower interest rates for longer periods of time.

Asset-backed securities are securities that are secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables. Asset-backed securities are generally issued by private issuers and are subject to interest rate, credit and prepayment risks like mortgage-backed securities.

DERIVATIVES (MID CAP INDEX, COMSTOCK, MULTI SECTOR BOND).
A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic and foreign indexes. Derivatives afford leverage and can also be used in hedging portfolios.

SOVEREIGN DEBT (MULTI SECTOR BOND). Sovereign debt includes:

- Fixed income securities issued or guaranteed by foreign governments and governmental agencies

- Fixed income securities issued by government owned, controlled or sponsored foreign entities

- Debt securities issued by entities created to restructure the fixed income securities issued by any of the above issuers

- Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restruc-

MORE ABOUT THE FUNDS


================================================================================


     ture their outstanding external debt

- Participations in loans between foreign governments and financial institutions

- Fixed income securities issued by supranational entities such as the World Bank or the European Economic Community. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.

SHORT SALES (GROWTH FOCUS). In selling a stock which the Fund does not own (a short sale), the Fund may borrow the security sold short to make delivery to the buyer. The Fund must then replace the security it has borrowed. If the price of a security sold short goes up between the time of the short sale and the time the Fund must deliver the security to the lender, the Fund will incur a loss. The Fund must also pay the lender any interest accrued during the period of the loan.

DEPOSITARY RECEIPTS (INTERNATIONAL VALUE, GROWTH FOCUS). The Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts (ADRs). ADRs may not necessarily be denominated in the same currency as the underlying securities which they represent. In addition, the issuers of the stock of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of securities issued by a foreign corporation. ADRs which are not denominated in U.S. dollars will be subject to foreign currency exchange rate risks. Certain depositary receipts may not be listed on an exchange and therefore may be considered illiquid securities.

VALUE STOCKS (INTERNATIONAL VALUE). Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. In comparison, a growth stock's price may be more directly linked to market developments than a value stock's price. However, value stocks tend to have higher dividend yields than growth stocks. This means they depend less on price changes for returns. Accordingly, they might not participate as much as growth stocks in upward market movements, but may be less adversely affected in a down market compared to lower yielding stocks.

INVESTMENT-GRADE BONDS (INTERNATIONAL VALUE). These include U.S. government bonds and corporate bonds and municipal bonds that have been rated within the four highest rating categories by a rating agency. The rating agency evaluates a bond, measures the issuer's financial condition and stability and assigns a rating to the security. If a rating agency changes the bond's rating, it may affect the bond's value. By measuring the issuer's ability to pay back the debt, ratings help investors evaluate the safety of their bond investments.

MEDIUM-GRADE OBLIGATIONS (INTERNATIONAL VALUE). Medium- grade securities are obligations rated in the fourth highest rating category by any rating agency. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by GMF to consider what action, if any, the Fund should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

PRINCIPAL RISKS

SMALL CAP RISK (COMSTOCK, GROWTH FOCUS). Historically, the securities of small cap companies have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. In addition, small cap companies may:

-    lack depth of management

-    lack a proven track record

-    be unable to generate funds necessary for growth or development

- be developing or marketing new products or services for which markets are not yet established and may never become established

-    market products or services which may become quickly obsolete.

Certain small cap companies in which the Funds invest are in the technology related and biotechnology industries. Small cap companies in these industries may be subject to more abrupt or erratic price movements than small cap companies in other industries. Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

FOREIGN RISK (BALANCED, MID CAP GROWTH, GROWTH FOCUS, MULTI SECTOR BOND, HIGH INCOME BOND, COMSTOCK INTERNATIONAL VALUE). Investments in foreign securities involve spe-

================================================================================


cial risks not presented by U.S. investments. These special risks can increase the chance that a Fund may lose money.

COUNTRY-General securities market movements in any country in which a Fund has investments are likely to affect the value of a Fund's securities that trade in the country. These movements will affect a Fund's share price and a Fund's performance. The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes or other taxation issues and certain custody and settlement risks.

FOREIGN MARKETS-A Fund is subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for a Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the United States. The factors can reduce the amount the Fund can earn on its investments.

GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS-Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition.

CURRENCY-Some of a Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a Fund owns and a Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends out to its shareholders.

ILLIQUID ASSETS (INTERNATIONAL VALUE). An illiquid asset is an investment that is difficult or impossible to sell at approximately the time that a fund would like to sell it for the price at which the investment is valued.

MANAGEMENT


================================================================================


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The following is management's discussion of the performance of the Funds for the year ended December 31, 2002. This discussion provides an overview of the economy and how it affected the Funds during the year ended December 31, 2002. It also provides a look into the then current investment techniques and strategies of, and the outlook for, each Fund from the perspective of the Fund's subadviser from early in 2003. The outlook for the future of the adviser or subadviser of the Fund may or may not be realized.

GARTMORE GVIT MID CAP GROWTH FUND

HOW DID THE FUND PERFORM AGAINST ITS BENCHMARK (CLASS I)?

For the year ended Dec. 31, 2002, the Gartmore GVIT Mid Cap Growth Fund returned __% versus __% for its benchmark, the Russell MidCap Index.

WHAT OVERALL MARKET FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?






WHAT FACTORS/SECURITIES CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?






WHAT IS YOUR VIEW OF THE MARKET AND THE FUND'S POSITION FOR THE FUTURE?






             COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE
               GARTMORE GVIT MID CAP GROWTH FUND (CLASS I SHARES)
                     AND THE RUSSELL MIDCAP INDEX(1),(2),(3)

                     RUSSELL MIDCAP INDEX     MID CAP GROWTH FUND
10/31/97                            10000                   10000
12/31/97                            10520                   10220
12/31/98                            11582                   11710
12/31/99                            13694                   21636
12/31/2000                          14823                   18309
12/31/2001                          11836                   12760
12/31/2002


                GARTMORE GVIT MID CAP GROWTH FUND-CLASS I SHARES
                           Average Annual Total Return
                         Periods ended December 31, 2002


                      1 Year   5 Years   Life(4)
                      -------  --------  -------
 Class I shares           __%       __%      __%
 Class II shares(5)       __%       __%      __%
 Class III shares(5)      __%       __%      __%
 Class IV shares          __%       __%      __%



                                                                              34

---------------
1 The calculations in the graph assume reinvestment of dividends and distributions. The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2 The Russell Midcap Index is an index which measures the performance of the 800 smallest companies in the Russell 1000 Index, and represents approximately 25% of the total market capitalization of the Russell 1000 Index. Unlike mutual fund returns, the Russell Midcap Index does not include expenses. If expenses were included, the actual returns of this index would be lower.

3    The Gartmore GVIT Mid Cap Growth Fund commenced operations October 31,
     1997.

4 These returns are based on the performance of the Market Street Mid Cap Growth Portfolio which is the same as performance for the Class IV shares and which was achieved prior to the creation of Class I, Class II, Class III shares. Class IV shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class I, Class II or Class III shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class IV shares produced. This is because Class I, Class II and Class III shares invest in, or will invest in, the same portfolio of securities as Class IV shares and have similar expenses before any fee waivers or reimbursements. Class II share's annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class IV. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares - Short-Term Trading Fees" on page __ for more information.

Past performance is not predictive of future performance.

DREYFUS GVIT MID CAP INDEX FUND

HOW DID YOUR FUND PERFORM AGAINST ITS BENCHMARK (CLASS I)?

For the calendar year ended Dec. 31, 2002, the Dreyfus GVIT MidCap Index Fund returned __% versus __% for its benchmark, the S&P MidCap 400 Index.

WHAT OVERALL MARKET FACTORS CONTRIBUTED TO THE PORTFOLIO'S  PERFORMANCE?






WHAT FACTORS/SECURITIES CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?






WHAT IS YOUR VIEW OF THE MARKET AND THE FUND'S POSITION FOR THE FUTURE?






             COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE
                DREYFUS GVIT MID CAP INDEX FUND (CLASS I SHARES)
                      AND  THE S&P MIDCAP 400 INDEX(1),(2)

            S&P MID CAP 400 INDEX  MID CAP INDEX FUND
10/31/97                    10000               10000
12/31/97                    10541                9964
12/31/98                    12553               11041
12/31/99                    14406               13351
12/31/2000                  16928               15361
12/31/2001                  16823               15181
12/31/2002



                       DREYFUS GVIT MID CAP INDEX FUND(3)
                       Average Annual Total Return Periods
                             ended December 31, 2002


                     1 Year   5 Years   Life(4)
                     -------  --------  -------
Class I shares           __%       __%      __%
Class II shares(5)       __%       __%      __%
Class III shares(5)      __%       __%      __%

----------------
1 The calculations in the graph assume the reinvestment of dividends and distributions. The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2 The S&P MidCap 400 Index-an unmanaged index of 400 stocks of medium-size U.S. companies and some Canadian companies-gives a broad look at how the stock prices of medium-size U.S. companies have performed. Unlike mutual funds, the S&P MidCap 400 Index does not include expenses. If expenses were included, the actual returns of this Index would be lower.

3 The performance shown includes performance for a period (prior to September 27, 1999) when the Fund had a subadviser other than the Fund's current subadviser.


                                                                              35

MANAGEMENT


================================================================================


4    The Dreyfus GVIT Mid Cap Index Fund commenced operations October 31, 1997.

5 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2002, prior to the creation of Class II or Class III shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class II or Class III shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class I shares produced. This is because Class II and Class III shares invest in, or will invest in, the same portfolio of securities as Class I shares, and Class III shares have similar expenses before any fee waivers or reimbursements. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares-Short-Term Trading Fees" on page __ for more information.


Past performance is not predictive of future performance.

TURNER GVIT GROWTH FOCUS FUND

HOW DID THE FUND PERFORM AGAINST ITS BENCHMARK (CLASS I)?

For the year ended Dec. 31, 2002 the Turner GVIT Growth Focus Fund returned __% versus __% for its benchmark, the Russell 1000 Growth Index.

WHAT OVERALL MARKET FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?





WHAT FACTORS/SECURITIES CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?





WHAT IS YOUR VIEW OF THE MARKET AND THE FUND'S POSITION FOR THE FUTURE?





             COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE
                        TURNER GVIT GROWTH FOCUS FUND AND
                      THE RUSSELL 1000 GROWTH INDEX(1),(2)


            RUSSELL 1000 GROWTH INDEX  TURNER NSAT GROWTH FOCUS FUND
6/30/2000                       10000                          10000
12/31/2000                       7442                           5970
12/31/2001                       5922                           3640
12/31/2002

================================================================================


                          TURNER GVIT GROWTH FOCUS FUND
                         Aggregate Total Return Periods
                             ended December 31, 2002

                     1 Year   Life(3)
                     -------  -------
Class I shares           __%      __%
Class II shares(4)       __%      __%
Class III shares(4)      __%      __%

----------------
1 The calculations in the graph assume the reinvestment of dividends and distributions. The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2 The Russell 1000(R) Growth Index measures the performance of those companies in the Russell 1000 Index, with higher price-to-book ratios and lower forecasted growth values. Unlike mutual fund returns, the Russell 1000(R) Growth Index does not include expenses. If expenses were included, the actual returns of this Index would be lower.

3    The Turner GVIT Growth Focus Fund commenced operations June 30, 2000.

4 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2002, prior to the creation of Class II or Class III shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class II or Class III shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class I shares produced. This is because Class II and Class III shares invest in, or will invest in, the same portfolio of securities as Class I shares, and Class III shares have similar expenses before any fee waivers or reimbursements. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares-Short Term Trading Fees" on page __ for more information.

Past performance is not predictive of future performance.

COMSTOCK GVIT VALUE FUND

HOW DID THE FUND PERFORM AGAINST ITS BENCHMARK (CLASS I)?

For the year ended December 31, 2002, the Comstock GVIT Value Fund returned __% versus __% for its benchmark, the S&P 500 Index.

WHAT OVERALL MARKET FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?





WHAT FACTORS/SECURITIES CONTRIBUTED TO OR DETRACTED FROM  PERFORMANCE?






WHAT IS YOUR VIEW OF THE MARKET AND THE FUND'S POSITION FOR THE FUTURE?

MANAGEMENT


================================================================================


             COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE
                  COMSTOCK GVIT VALUE FUND (CLASS I SHARES) AND
                          THE S&P 500 INDEX(1),(2),(3)

                     S&P 500 INDEX      EQUITY INCOME FUND
10/31/97            10000               10000
12/31/97            10642               10177
12/31/98            13683               11717
12/31/99            16565               13884
12/31/2000          15057               12409
12/31/2001          13268               10901
12/31/2002

                               COMSTOCK VALUE FUND
                           Average Annual Total Return
                         Periods ended December 31, 2002

                     1 Year   Life(4)
                     -------  -------
 Class I shares          __%      __%
 Class II(5) shares      __%      __%
 Class IV shares(6)      __%      __%

----------------
1 The calculations in the graph assume the reinvestment of dividends and distributions. The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2 The Standard & Poor's 500 Index-an unmanaged index of 500 widely- held stocks of large U.S. companies-gives a broad look at how the stock prices of large U.S. companies have performed. Unlike mutual fund returns, the S&P 500 Index does not include expenses. If expenses were deducted, the actual returns of this Index would be lower.

3 The performance shown includes performance for a period (prior to May 1, 2002) when the Fund had a subadviser other than the Fund's current subadviser.

4    The Comstock GVIT Value Fund commenced operations October 31, 1997.

6   These returns are based on the performance of the Class I shares of the
     Fund which was achieved through December 31, 2002, prior to the creation of Class II or Class IV shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class II or Class IV shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar as what Class I shares produced. This is because Class II and Class IV shares invest in, or will invest in, the same portfolio of securities as Class I shares and have similar expenses before any fee waivers or reimbursements.

Past performance is not predictive of future performance.

J.P. MORGAN GVIT BALANCED FUND

HOW DID THE FUND PERFORM AGAINST ITS BENCHMARK (CLASS I)?

For the year ended Dec. 31, 2002, the J.P. Morgan GVIT Balanced Fund returned __% versus __% for its benchmark, 60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index.

WHAT OVERALL MARKET FACTORS CONTRIBUTED TO THE PORTFOLIO'S PERFORMANCE?





WHAT FACTORS/SECURITIES CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

================================================================================


WHAT IS YOUR VIEW OF THE MARKET AND THE FUND'S POSITION FOR THE FUTURE?




             COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE
                J.P. MORGAN GVIT BALANCED FUND (CLASS I SHARES),
    THE S&P 500 INDEX AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX(1),(2),(3)

            BALANCED FUND  LB AGGR. BOND  S&P 500
10/31/97            10000          10000    10000
12/31/97            10146          10147    10642
12/31/98            10965          11030    13683
12/31/99            11060          10936    16565
12/31/2000          11021          12208    15057
12/31/2001          10617          13238    13268
12/31/2002

                         J.P. MORGAN GVIT BALANCED FUND
                           Average Annual Total Return
                         Periods ended December 31, 2002

                     1 Year   5 Years   Life(4)
                     -------  --------  -------
 Class I shares          __%       __%      __%
 Class IV shares(5)      __%       __%      __%

----------------
1 The calculations in the graph assume the reinvestment of dividends and distributions. The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2 The Standard & Poor's 500 Index-an unmanaged index of 500 widely- held stocks of large U.S. companies-gives a broad look at how the stock prices of large U.S. companies have performed. The Lehman Brothers Aggregate Bond Index-an unmanaged index of U.S. Treasury, agency, corporate, and mortgage pass-through securities-gives a broad look at the performance of these securities. Unlike mutual funds, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index do not include expenses. If expenses were included, the actual returns of these Indices would be lower. The Fund contains both equity and fixed income securities in its portfolio. As a result, the Fund's performance should be compared to both indices together rather than to any one index individually.

3 The performance shown includes performance for a period (prior to May 1, 2000) when the Fund had a subadviser other than J.P. Morgan Investment Management Inc.

4    The J.P. Morgan GVIT Balanced Fund commenced operations October 31, 1997.

5 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2002, prior to the creation of Class IV shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class IV shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar as what Class I shares produced. This is because Class IV shares invest in, or will invest in, the same portfolio of securities as Class I shares and have similar expenses before any fee waivers or reimbursements.

Past performance is not predictive of future performance.

MAS GVIT MULTI SECTOR BOND FUND

HOW DID THE FUND PERFORM AGAINST ITS BENCHMARK (CLASS I)?

For the year ended Dec. 31, 2002, the MAS GVIT Multi Sector Bond Fund returned __% versus __% for its benchmark, the Lehman Brothers Aggregate Bond Index.

WHAT OVERALL MARKET FACTORS CONTRIBUTED TO THE PORTFOLIO'S PERFORMANCE?




WHAT FACTORS/SECURITIES CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

MANAGEMENT


================================================================================


WHAT IS YOUR VIEW OF THE FUND'S POSITION FOR THE FUTURE?






             COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE
              MAS GVIT MULTI SECTOR BOND FUND (CLASS I SHARES) AND
               THE LEHMAN BROTHERS AGGREGATE BOND INDEX(1),(2),(3)


            LBAB INDEX  MULTI SECTOR BOND FUND
10/31/97         10000                   10000
12/31/97         10140                   10100
12/31/98         10257                   10370
12/31/99         10936                   10528
12/31/2000       12208                   11123
12/31/2001       13238                   11589
12/31/2002

                         MAS GVIT MULTI SECTOR BOND FUND
                           Average Annual Total Return
                         Periods ended December 31, 2002

                      1 Year   5 Years   Life(4)
                      -------  --------  -------
 Class I shares           __%       __%      __%
 Class III shares(5)      __%       __%      __%

---------------
1 The calculations in the graph assume the reinvestment of dividends and distributions. The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2 The Lehman Brothers Aggregate Bond Index-an unmanaged index of U.S. Treasury, agency, corporate, and mortgage pass-through securities-gives a broad look at the performance of these securities. Unlike mutual funds, the Lehman Brothers Aggregate Bond Index does not include expenses. If expenses were included, the actual returns of this Index would be lower.

3 The performance shown includes performance for a period (prior to May 1, 2000) when the Fund had a subadviser other than Morgan Stanley Investments, LP.

4    The MAS GVIT Multi Sector Bond Fund commenced operations October 31, 1997.

5 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2002, prior to the creation of Class III shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class III shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class I shares produced. This is because Class III shares invest in, or will invest in, the same portfolio of securities as Class I shares and have similar expenses before any fee waivers or reimbursements. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares - Short-Term Trading Fees" on page __ for more information.

Past performance is not predictive of future performance.

FEDERATED GVIT HIGH INCOME BOND FUND

HOW DID THE FUND PERFORM AGAINST ITS BENCHMARK (CLASS I)?

For the year ended Dec. 31, 2002, the Federated GVIT High Income Bond Fund returned __% versus __% for its benchmark, the Lehman Brothers High Yield Index.

WHAT OVERALL MARKET FACTORS CONTRIBUTED TO THE PORTFOLIO'S PERFORMANCE?






WHAT FACTORS/SECURITIES CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

================================================================================


WHAT IS YOUR VIEW OF THE MARKET AND THE FUND'S POSITION FOR THE FUTURE?




             COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE
              FEDERATED GVIT HIGH INCOME BOND FUND (CLASS I SHARES)
                 AND THE LEHMAN BROTHERS HIGH YIELD INDEX(1),(2)


            LBHY INDEX  HIGH INCOME BOND FUND
10/31/97         10000                  10000
12/31/97         10185                  10228
12/31/98         10348                  10821
12/31/99         10622                  11166
12/31/2000       10000                  10242
12/31/2001       10528                  10674
12/31/2002

                      FEDERATED GVIT HIGH INCOME BOND FUND
                           Average Annual Total Return
                         Periods ended December 31, 2002


                    1 Year   5 Years   Life(3)
                    -------  --------  -------
 Class I shares         __%       __%      __%
 Class III shares4      __%       __%      __%

----------------
1 The calculations in the graph assume the reinvestment of dividends and distributions.

2 The Lehman Brothers High Yield Index-an unmanaged index of bonds that are rated below investment grade-gives a broad look at the performance of these securities. Unlike mutual funds, the Lehman Brothers High Yield Index does not include expenses. If expenses were included, the actual returns of this Index would be lower.

3    The Federated GVIT High Income Bond Fund commenced operations October 31,
     1997.

4 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2002, prior to the creation of Class III shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class III shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class I shares produced. This is because Class III shares invest in, or will invest in, the same portfolio of securities as Class I shares and have similar expenses before any fee waivers or reimbursements. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares - Short-Term Trading Fees" on page __ for more information.

Past performance is not predictive of future performance.

MANAGEMENT


================================================================================


                         [GVIT EQUITY 500 INDEX FUND AND
                     DREYFUS GVIT INTERNATIONAL VALUE FUND TO COME]




INVESTMENT MANAGEMENT
Investment Adviser

Gartmore Mutual Fund Capital Trust (GMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of the Funds. Subject to the supervision of the Trustees, GMF also determines the allocation of Fund assets among one or more of the subadvisers and evaluates and monitors the performance of the subadvisers. GMF is also authorized to select and place portfolio investments on behalf of a Fund, but currently just manages the Gartmore GVIT Mid Cap Growth Fund. GMF was organized in 1999 and manages mutual fund assets. As of December 31, 2002, GMF and its affiliates had approximately $__ billion in assets under management, of which approximately $__ billion was managed by GMF.

Each Fund pays GMF a management fee, which is based on the Funds' average daily net assets. The total management fee paid by each of the Funds other than the Turner GVIT Growth Focus Fund for the fiscal year ended December 31, 2002-expressed as a percentage of each Fund's average daily net assets-was as follows:

  Fund                                           Fee
  Gartmore GVIT Mid Cap Growth Fund
  (formerly Strong GVIT Mid Cap Growth Fund)     __%*
  Dreyfus GVIT Mid Cap Index Fund                __%
  Comstock GVIT Value Fund
  (formerly Federated GVIT Equity Income Fund)   __%
  J.P. Morgan GVIT Balanced Fund                 __%
  MAS GVIT Multi Sector Bond Fund                __%
  Federated GVIT High Income Bond Fund           __%
  GVIT Equity 500 Index Fund                    __%**
  Dreyfus GVIT International Value Fund         __%**

---------------
* Effective April 1, 2003, the contractual Management fees for the Fund have been changed as follows:
     0.75% up to $200 million
     0.70% up to $200 million or more

** Because the Market Street Equity 500 Index Portfolio was reorganized into the GVIT Equity 500 Index Fund and the Market Street International Portfolio was reorganzied into the Dreyfus GVIT Internqational Fund, both of which were shell funds having no previous operations, as of April 28, 2003, the management fees paid by the predecessor portfolios for the fiscal year ended December 31, 2002.

The Turner GVIT Growth Focus Fund pays GMF a base management fee which may be adjusted upward or downward depending on the Fund's performance relative to its benchmark, the Russell 1000 Growth Index. Thus, if the Fund outperforms its benchmark by 12%

================================================================================


or more over a 36 month period, the Fund will pay the maximum management fees listed below. Conversely, if the Fund underperforms its benchmark by 12% or more over a 36 month period, the Fund will pay the minimum management fees listed below. No adjustment will take place if the under- or overperformance is less than 12% and GMF will receive the applicable base fee (the applicable base fee is calculated according to the breakpoint structure listed below). The fee adjustment described above will be phased in over a 24 month period beginning after the first year of operations. The SAI contains more detailed information about any possible performance based adjustments. The management fee payable is based on the Fund's average daily net assets and includes breakpoints so fees decrease as assets increase:

                          Minimum   Base   Maximum
Net Assets                  Fee      Fee     Fee
------------------------  --------  -----  --------
up to $500 million           0.68%  0.90%     1.12%
$500 million-$2 billion      0.62%  0.80%     0.98%
$2 billion +                 0.59%  0.75%     0.91%

The Turner Growth Focus Fund paid a total management fee for the fiscal year ended December 31, 2002 of ___%.

GARTMORE GVIT MID CAP GROWTH FUND PORTFOLIO MANAGER: Robert D. Glise, CFA, is the Gartmore Mid Cap Growth Fund's portfolio manager. As the portfolio manager, Mr. Glise will be resposibe for the day-to-day management of the Fund and the selection of the Fund's investments. Mr. Glise joined Gartmore-U.S. in April 2002. Prior to April 2002, Mr. Glise was Senior Portfolio Manager and Partner of Munder Capital Management and portfolio manager of the Munder MidCap Select Fund as well as co-manager of the Munder Small Company Growth Fund. Prior to that, Mr. Glise was a portfolio manager for the Eaton Corporation from April 1993 to January 1998.

MULTI-MANAGEMENT STRUCTURE

GMF and the Trust have received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that allows GMF to hire, replace or terminate subadvisers unaffiliated with GMF without the approval of shareholders. The order also allows GMF to revise a subadvisory agreement with an unaffiliated subadviser with Trustee approval but without shareholder approval. If a new subadviser is hired, shareholders will receive information about the new subadviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility.

GMF provides the following oversight and evaluation services to the Funds:

-    performing initial due diligence on prospective subadvisers for the Funds

- monitoring the performance of the subadvisers through ongoing analysis, as well as periodic consultations

-    communicating performance expectations and evaluations to the subadvisers

- ultimately recommending to the Board of Trustees whether a subadviser's contract should be renewed, modified or terminated.

GMF does not expect to recommend frequent changes of subadvisers. GMF will periodically provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although GMF will monitor the performance of the subadvisers, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

THE SUBADVISERS. Subject to the supervision of GMF and the Trustees, a subadviser will manage all or a portion of a Fund's assets in accordance with a Fund's investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for a Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

SUBADVISORY FEE STRUCTURE

DREYFUS GVIT MID CAP INDEX FUND: Out of its management fee, GMF paid The Dreyfus Corporation an annual subadvisory fee for the fiscal year ended December 31, 2002, based on the Fund's daily net assets, of 1.10%.

COMSTOCK VALUE FUND: Out of its management fee, GMF pays VKAM an annual subadvisory fee, based on the Fund's daily net assets, as follows:

Fee                     Net Assets
----------------------------------
0.35%            up to $50 million
0.30%    50 million - $250 million
0.25%   250 million - $500 million
0.20%         500 million and more

For the fiscal year ended December 31, 2002 GMF paid the Fund's previous subadviser, Federated Investment Counseling, and VKAM a combined annual subadvisory fee, based on the Fund's daily net assets, of __%.

FEDERATED GVIT HIGH INCOME BOND FUND: Out of its management fee, GMF paid Federated Investment Counseling an annual subadvisory fee for the fiscal year ended December 31, 2002, based on the Fund's daily net assets, of __%.

MANAGEMENT


================================================================================


J.P. MORGAN GVIT BALANCED FUND: Out of its management fee, GMF paid J.P. Morgan Investment Management, Inc. an annual subadvisory fee for the fiscal year ended December 31, 2002, based on the Fund's daily net assets, of __%.
MAS GVIT MULTI SECTOR BOND FUND: Out of its management fee, GMF paid Morgan Stanley Investments LP an annual subadvisory fee for the fiscal year ended December 31, 2002, based on the Fund's daily net assets, of __%.

TURNER GVIT GROWTH FOCUS FUND: Turner Investment Partners, Inc. (Turner) is the subadviser of the Fund. For the subadvisory services it provides to the Fund, Turner receives a base subadvisory fee that may be adjusted upward or downward if the Fund out- or under-performs its benchmark, the Russell 1000 Growth Index, over a 36 month period. No adjustment will take place if the under- or over-performance is less than 12% and the subadviser will receive the base fee listed below. The SAI contains more detailed information about any possible performance-based adjustments. The subadvisory fee is payable annually and is based on the Fund's average daily net assets and included breakpoints so fees decrease as assets increase:

                          MINIMUM   BASE   MAXIMUM
NET ASSETS                  FEE      FEE     FEE
------------------------  --------  -----  --------
 up to $500 million          0.33%  0.55%     0.77%
 $500 million-$2 billion     0.27%  0.45%     0.63%
 $2 billion and more         0.24%  0.40%     0.56%

Out of its management fee, GMF paid Turner an annual subadvisory fee for the fiscal year ended December 31, 2002, based on the Fund's daily net assets, of __%.

GVIT EQUITY 500 INDEX FUND: Out of its management fee, GMF pays SSgA an annual subsidiary fee, based on the Fund's daily net assets, as follows:

Fee                          Net Assets
---------------------------------------
0.25%             200 million and below
0.02%    over $200 million-$700 million
0.015%               above $700 million

For the fiscal year ended December 31, 2002, the Fund's predecessor paid S Sg A an annual subsidiary fee, based on daily net assets of __%.

DREYFUS GVIT INTERNATIONAL VALUE FUND: Out of its management fee, GMF pays Dreyfus an annual subadvisory fee, based on the Fund's daily net assets, as follows:

Fee                 Net Assets
------------------------------
0.035%   500 million and below
0.03%       above $500 million

For the fiscal year ended December 31, 2002, the Fund's predecessor paid the Boston Company an annual subsidiary fee, based on daily net assets of __%.

THE DREYFUS CORPORATION (DREYFUS) is the subadviser for the Dreyfus GVIT Mid Cap Index Fund and the Dreyfus GVIT International Value Fund. Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. As of December 31, 2002, Dreyfus managed or administered approximately $__ billion in assets for approximately __ million investor accounts nationwide.

MID CAP INDEX FUND PORTFOLIO MANAGER: Steven A. Falci has primary responsibility for the management of the Dreyfus GVIT Mid Cap Index Fund and has held that position since September 1999. He has been employed by Dreyfus since February 1996 and by Mellon Equity, an affiliate of Dreyfus, since 1994. He had previously been Managing Director-Pension Investments at NYNEX Pension Fund and the NYNEX Foundation. Mr. Falci is a member of the Association for Investment Management and Research. He earned an MBA in finance and a BS in economics from New York University.

INTERNATIONAL VALUE FUND PORTFOLIO MANAGER: D. Kirk Henry is the manager for the Fund. He serves as a dual employee of Dreyfus and The Boston Company Asset Management LLC ("TBC"), an affiliate of Dreyfus. Mr. Henry, Senior Vice President of TBC and Co- Director of the International Equities of TBC, has over 20 years experience in investment management.

FEDERATED INVESTMENT COUNSELING (FEDERATED), a subsidiary of Federated Investors, Inc., is the subadviser for the Federated GVIT High Income Bond Fund. It has offices located at Federated Investors Tower, Pittsburgh, PA 15222-3779. As of December 31, 2002, Federated had approximately $__ billion in assets under management, representing the assets of other mutual funds and private accounts.

HIGH INCOME BOND FUND PORTFOLIO MANAGER: Mark E. Durbiano has been primarily responsible for the day-to-day management of the Federated GVIT High Income Bond Fund's portfolio since its inception. Mr. Durbiano joined Federated Investors, Inc. in 1982 and has been a Senior Vice President of a subsidiary of the subadviser since 1996.

================================================================================


J.P. MORGAN INVESTMENT MANAGEMENT INC. (J.P. MORGAN), 522 Fifth Avenue, New York, New York 10036, a wholly-owned subsidiary of J.P. Morgan Chase & Co., a bank holding company, is the subadviser for the J.P. Morgan GVIT Balanced Fund. J.P. Morgan offers a wide range of investment management services and acts as investment adviser to corporate and institutional clients. J.P. Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. As of December 31, 2002, the subadviser and its affiliates had over $__ billion in assets under management.

BALANCED FUND PORTFOLIO MANAGERS: Patrik Jakobson, Vice President, and Rhonda Kershner, Vice President, are the portfolio managers for the J.P. Morgan GVIT Balanced Fund. Mr. Jakobson joined J.P. Morgan in 1987, spending five years as a research analyst specializing in the retailing industry. Subsequently, Mr. Jakobson managed equity and balanced accounts and is currently responsible for managing global balanced portfolios. He is also a member of the Asset Allocation Services group. Ms. Kershner joined J.P. Morgan in 1984 and has held positions in derivatives trading as well as in asset allocation research. She is also a member of the Asset Allocation Services Group, specializing in global tactical asset allocation.

MORGAN STANLEY INVESTMENTS LP (MSI) is a subadviser for the MAS GVIT Multi Sector Bond Fund. MSI is located at One Tower Bridge, West Conshohocken, Pennsylvania 19428-0868. MSI is owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co. (Morgan Stanley) and is part of Morgan Stanley Investment Management (MS Investment Management). MSI provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. As of December 31, 2002, together with its affiliated asset management companies, MS Investment Management had in excess of $__ billion in assets under management with $__ billion in institutional assets.

MULTI SECTOR BOND FUND PORTFOLIO MANAGERS: The Multi Sector Bond Fund is managed by MSI's Taxable Fixed Income Team. Current members of the team include Thomas L. Bennett, W. David Armstrong and Roberto M. Sella.

Thomas L. Bennett, Managing Director of the firm, joined MSI in
1984. He joined the management teams for the following Morgan Stanley Institutional Fund Trust (formerly MAS Funds) mutual funds on the following dates: Fixed Income Portfolio, 1984; Domestic Fixed Income Portfolio, 1990; Fixed Income Portfolio II, 1990; Special Purpose Fixed Income and Balanced Portfolios, 1992; and the Multi- Asset Class Portfolio, 1994.

W. David Armstrong, Managing Director of the firm, joined MSI in
1998. He joined the management team for the Morgan Stanley Institutional Fund Trust (formerly MAS Funds) mutual funds Fixed Income Portfolio in 1998. Roberto M. Sella, Managing Director of the firm, joined MSI in 1992. He joined the management team for the Morgan Stanley Institutional Fund Trust (formerly MAS Funds) mutual funds Fixed Income Portfolio in 1998.

SSGA FUNDS MANAGEMENT INC. ("SSGA") has been engaged to manage the investments of the GVIT Equity 500 Index Fund's assets. SSgA is one of the State Street Global Advisors companies that constitute the investment management business of State Street Corporation. SSgA had assets under management of approximately $60 billion as of March 31, 2002. SSgA is located at One International Place, Boston, MA 02110.

EQUITY 500 FUND PORTFOLIO MANAGER: Anne B. Eisenberg manages the GVIT Equity 500 Index Fund. Ms. Eisenberg is a Principal of SSgA and a Senior Portfolio Manager within the Global Structured Products Group. She joined State Street Global Advisers in 1982 and has over sixteen years of experience managing index funds. In addition, she acts as the Transition Management liaison between the Global Structures Products Group and State Street Brokerage Services, Inc.

TURNER INVESTMENT PARTNERS, INC. (TURNER), 1235 Westlakes Drive, Suite 350, Berwyn PA 19312-2414, an SEC-registered investment adviser, serves as the subadviser to the Turner GVIT Growth Focus Fund. Turner, which was founded in 1990, serves as investment adviser to other investment companies, as well as other separate investment portfolios. As of December 31, 2002, Turner had approximately $__ billion in assets under management.

GROWTH FOCUS FUND PORTFOLIO MANAGERS: The Turner GVIT Growth Focus Fund is co-managed by Robert E. Turner, Christopher K. McHugh and William C. McVail.

Robert E. Turner, CFA, Chairman and Chief Investment Officer, joined Turner in 1990 and has over 19 years of investment experience. Christopher K. McHugh also joined Turner in 1990. Mr. McHugh is a Senior Portfolio Manager/ Security Analyst and has over 14 years of investment experience. William C. McVail, CFA is a Senior Portfolio Manager/Security Analyst and has over 13 years of investment experience. Prior to joining Turner in 1998, Mr. McVail was a portfolio manager at PNC Equity Advisers.

VAN KAMPEN ASSET MANAGEMENT, INC. (VKAM), 1 Parkview Plaza, Oakbrook Terrace, IL 60181-5555, is the subadviser for the Comstock GVIT Value Fund. VKAM is a wholly owned subsidiary of Van Kampen Investments Inc. (Van Kampen). Van Kampen is a diversi-

MANAGEMENT


================================================================================


fied asset management company that administers more than three million retail investors accounts, has extensive capabilities for managing institutional portfolios and has more than $__ billion under management or supervision as of December 31, 2002. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co.

COMSTOCK GVIT VALUE FUND PORTFOLIO MANAGERS: The Fund is managed by a team of portfolio managers headed by B. Robert Baker, Jr., Senior Portfolio Manager. Mr. Baker has been a Managing Director since December 2000 and became a Senior Vice President of VKAM in December 1998 and a Vice President and a Portfolio Manager of VKAM in June 1995. Prior to June 1995, Mr. Baker was an Associate Portfolio Manager of VKAM and has been employed by VKAM since November 1991.

Portfolio Managers Jason S. Leder and Kevin C. Holt are responsible as co-managers for the day-to-day management of the Fund's investment portfolio. Mr. Leder has been a Vice President of VKAM since February 1999 and became an Assistant Vice President of VKAM in October 1996. Prior to October 1996, Mr. Leder was an Associate Portfolio Manager of VKAM. Prior to April 1995, Mr. Leder was a Securities Analyst for two years with Salomon Brothers, Inc.

Mr. Holt has been a Vice President of VKAM since August 1999. Prior to joining VKAM in August of 1999, Mr. Holt was a Senior Research Analyst with Strong Capital Management from October 1997 to August 1999. From July 1995 to October 1997, he was a Portfolio Manager/Analyst with Citibank Global Asset Management.

BUYING AND SELLING FUND SHARES


================================================================================


WHO CAN BUY SHARES OF THE FUNDS

Class I shares and Class III of the Funds are sold to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company, (collectively, "Nationwide") to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts). Class III shares may be subject to a short-term trading fee as described below. Class II shares may be sold to separate accounts of other insurance companies that are not affiliates with Nationwide or the Funds and to certain Nationwide separate accounts if Nationwide affiliates provide additional services necessary for it to receive 12b-1 fees.

Class IV shares of the Gartmore GVIT Mid Cap Growth, Comstock GVIT Value, J.P. Morgan GVIT Balanced Funds GVIT Equity 500 Index and Dreyfus GVIT International Value will be sold to separate accounts of

- Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (NLICA);

- Nationwide Life and Annuity Company of America (formerly Provident- mutual Life and Annuity Company of America) (NLACA); and

- National Life Insurance Company of Vermont (NLIC) to fund benefits payable under the NLICA, NLACA and NLIC variable insurance contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

Each Fund sells Class I and Class III shares to separate accounts of Nationwide and may also sell Class II shares to separate accounts of other unaffiliated insurance companies and of Nationwide in limited circumstances. In addition, Class IV shares of the Gartmore GVIT Mid Cap Growth, Comstock GVIT Value Fund, the J.P. Morgan GVIT Balanced GVIT Equity 500 Index and Dreyfus GVIT International Value Fund will be sold to separate accounts of NLICA, NLACA and NLIC. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more of these Funds and shares of another Fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Gartmore Distribution Services, Inc.

PURCHASE PRICE

The purchase price of each share of a Fund is its "net asset value" (or NAV) next determined after the order is received. No sales charge is imposed on the purchase of a Fund's shares. Generally, net assets are based on the market value of the securities owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the assets of a Fund allocable to such class, less its liabilities allocable to that class, divided by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Funds do not determine NAV on the following days:

-    New Year's Day
-    Martin Luther King Jr. Day
-    Presidents' Day
-    Good Friday
-    Memorial Day
-    Independence Day
-    Labor Day
-    Thanksgiving Day
-    Christmas Day
-    other days when the New York Stock Exchange is not open.

A Fund reserves the right not to determine NAV when:

-    It Fund has not received any orders to purchase, sell, or exchange shares
-    Changes in the value of the Fund's portfolio do not affect its NAV.

If current prices are not available for a security, or if Gartmore SA Capital Trust (GSA), as the Fund's administrator or its agent determines that the price of a security does not represent its fair value, the security may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock

BUYING AND SELLING FUND SHARES


================================================================================


Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

A Fund may delay or refuse any exchange, transfer or redemption request if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

SHORT-TERM TRADING FEES

Short-term trading may be defined as frequent, short-term exchange activity for the purpose of profiting from day to day fluctuations in the Fund's share price. This activity increases portfolio management expenses and disrupts portfolio management strategies. This, in turn, increases the probability that portfolio performance will be negatively impacted for all variable insurance contract owners indirectly investing in a Fund.

For these reasons, some of the Funds reserve the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner. A separate account that redeems Class III shares on behalf of a variable insurance contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the variable insurance contract owner for 60 days or less. For this purpose, if Class III shares were purchased on separate days, the Class III shares held on behalf of the variable insurance contract owner the longest will be treated as being redeemed first and the Class III shares held on behalf of the variable insurance contract owner the shortest as being redeemed last.

The short-term trading fees are deducted from the proceeds of the affected Fund when a short-term redemption within the variable insurance contract occurs (i.e. the affected Fund is held 60 days or less) by the insurance company on behalf of the Fund, and they are intended to discourage variable insurance contract owners from short-term trading of Class III shares. They are designed to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short- term trading.

This fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as "short-term trading." These redemptions within a variable insurance contract include, but are not limited to, the redemptions made by the separate account for the following variable insurance owner transactions:

1. Scheduled and systematic redemptions, including asset rebalancing and dollar cost averaging
2. Variable insurance contract withdrawals or loans, including required minimum distributions
3. Redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION PLAN

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits a Fund to compensate the distributor for the Funds for expenses associated with distributing and selling Class II shares of the Fund and providing shareholder services. Under that Distribution Plan, a Fund that has Class II shares pays its distributor from its Class II shares, a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the Fund's Class II Shares' average daily net assets.

Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

DIVIDENDS AND DISTRIBUTIONS

Substantially all of a Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

DISTRIBUTIONS AND TAXES


================================================================================


TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

FINANCIAL HIGHLIGHTS


================================================================================
The financial highlights tables are intended to help you understand the Funds financial performance for the past five years (or for the period of the Funds operations if less than five years). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of all dividends and distributions. THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT WILL BE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN. If financial highlights are not presented in the table for particular class, that class had not commenced operations as of December 31, 3002. For the Gartmore GVIT Mid Cap Growth Fund, GVIT Equity 500 Index Fund and Dreyfus GVIT International Value Fund, the Financial Highlights shown is for its predecessor fund.

The information for the years ended December 31, 2002, 2001, 1999, 1998 and 1997 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds financial statements. is included in the annual report, which is available upon request.

                                                                              GARTMORE GVIT MID CAP GROWTH FUND
                                                                --------------------------------------------------------------
                                                                                       CLASS I SHARES
                                                                --------------------------------------------------------------
                                                                YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                    2002          2001(a)           2000            1999
                                                                --------------  --------------  --------------  --------------
NET ASSET VALUE - BEGINNING OF PERIOD                           $       11.59   $       16.63   $       20.44   $       11.70
                                                                --------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                          (0.09)          (0.07)          (0.06)          (0.01)
  Net realized and unrealized gains (losses) on investments             (4.20)          (4.97)          (2.92)           9.87
                                                                --------------  --------------  --------------  --------------
    Total investment activities                                         (4.29)          (5.04)          (2.98)           9.86
                                                                --------------  --------------  --------------  --------------
DISTRIBUTIONS:
  Net realized gains                                                        -               -           (0.83)          (1.12)
                                                                --------------  --------------  --------------  --------------
    Total distributions                                                     -               -           (0.83)          (1.12)
                                                                --------------  --------------  --------------  --------------
NET ASSET VALUE - END OF PERIOD                                 $        7.30   $       11.59   $       16.63   $       20.44
                                                                ==============  ==============  ==============  ==============
Total Return                                                          (37.01%)        (30.31%)        (15.38%)          84.75%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)                            $      92,276   $     169,323   $     244,804   $      99,091
  Ratio of expenses to average net assets                                1.15%           1.00%           1.00%           1.00%
  Ratio of net investment income (loss) to average net assets          (0.85%)         (0.54%)         (0.40%)         (0.15%)
  Ratio of expenses (prior to reimbursements) to average
    net assets*                                                          1.16%           1.18%           1.17%           1.23%
  Ratio of net investment income (loss) (prior to
    reimbursements) to average net assets*                             (0.86%)         (0.72%)         (0.57%)         (0.38%)
  Portfolio turnover (f)                                               540.49%         635.03%         632.95%         637.83%

                                                                YEAR ENDED
                                                                DECEMBER 31,
                                                                    1998
                                                                --------------
NET ASSET VALUE - BEGINNING OF PERIOD                           $       10.21
                                                                --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                              -
  Net realized and unrealized gains (losses) on investments              1.49
                                                                --------------
    Total investment activities                                          1.49
                                                                --------------
DISTRIBUTIONS:
  Net realized gains                                                        -
                                                                --------------
    Total distributions                                                     -
                                                                --------------
NET ASSET VALUE - END OF PERIOD                                 $       11.70
                                                                ==============
Total Return                                                            14.59%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)                            $      10,342
  Ratio of expenses to average net assets                                1.00%
  Ratio of net investment income (loss) to average net assets          (0.04%)
  Ratio of expenses (prior to reimbursements) to average
    net assets*                                                          1.55%
  Ratio of net investment income (loss) (prior to
    reimbursements) to average net assets*                             (0.59%)
  Portfolio turnover (f)                                               369.83%

                                                                 CLASS III SHARES
                                                                ------------------
                                                                   PERIOD ENDED
                                                                   DECEMBER 31,
                                                                     2002 (b)
                                                                ------------------
NET ASSET VALUE - BEGINNING OF PERIOD                           $            8.50
                                                                ------------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                              (0.01)
  Net realized and unrealized gains (losses) on investments                 (1.18)
                                                                ------------------
    Total investment activities                                             (1.19)
                                                                ------------------
NET ASSET VALUE - END OF PERIOD                                 $            7.31
                                                                ------------------
Total Return                                                           (14.00%)(c)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)                            $              47
  Ratio of expenses to average net assets                                1.13% (d)
  Ratio of net investment income (loss) to average net assets           (0.76%)(d)
  Ratio of expenses (prior to reimbursements) to average
    net assets*                                                                (e)
Ratio of net investment income (loss)
    (prior to reimbursements) to average net assets*                           (e)
Portfolio turnover (f)                                                     540.49%

-------------------------------
* During the period certain fees were waived and/or reimbursed If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from July 1, 2002 (commencement of operations) through December 31, 2002.
(c)  Not annualized.
(d)  Annualized.
(e)  There were no fee reductions during the period.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares

See notes to financial statements.

================================================================================


                                                                       DREYFUS GVIT MID CAP INDEX FUND
                                               -----------------------------------------------------------------------------------
                                                                               CLASS I SHARES
                                               -----------------------------------------------------------------------------------
                                                 YEAR ENDED      YEAR ENDED      YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
                                                    2002          2001 (a)          2000              1999               1998
                                               --------------  --------------  --------------  -------------------  --------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                          $       13.17   $       13.55   $       12.32   $            10.92   $        9.94
                                               --------------  --------------  --------------  -------------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                          0.04            0.07            0.07                 0.05            0.09
  Net realized and unrealized gains (losses)
    on investments                                     (2.05)          (0.25)           1.79                 2.21            0.98
                                               --------------  --------------  --------------  -------------------  --------------
    Total investment activities                        (2.01)          (0.18)           1.86                 2.26            1.07
                                               --------------  --------------  --------------  -------------------  --------------
DISTRIBUTIONS:
  Net investment income                                (0.04)          (0.07)          (0.09)               (0.03)          (0.08)
  Net realized gains                                   (0.10)          (0.13)          (0.54)               (0.83)              -
  Tax return of capital                                    -               -               -                    -           (0.01)
                                               --------------  --------------  --------------  -------------------  --------------
    Total distributions                                (0.14)          (0.20)          (0.63)               (0.86)          (0.09)
                                               --------------  --------------  --------------  -------------------  --------------
NET ASSET VALUE -
  END OF PERIOD                                $       11.02   $       13.17   $       13.55   $            12.32   $       10.92
                                               ==============  ==============  ==============  ===================  ==============
Total Return                                         (15.30%)         (1.30%)          15.21%               20.92%          10.81%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)           $     285,970   $     257,623   $     145,350   $           20,259   $      10,849
  Ratio of expenses to average net assets               0.74%           0.65%           0.65%                1.03%           1.20%
  Ratio of net investment income
    (loss) to average net assets                        0.37%           0.53%           0.68%                0.56%           0.79%
  Ratio of expenses (prior to reimbursements)
    to average net assets*                              0.75%           0.78%           0.90%                1.74%           1.54%
  Ratio of net investment income (loss)
    (prior to reimbursements) to average
    net assets*                                         0.36%           0.40%           0.43%              (0.15%)           0.45%
  Portfolio turnover (f)                               27.32%          28.43%          83.45%              275.04%         119.37%

-------------------------------
* During the period certain fees were waived and/or reimbursed If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(c)  Not annualized.
(d)  Annualized.
(e)  There were no fee reductions during the period.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS


================================================================================


                                                                               TURNER GVIT GROWTH FOCUS FUND
                                                                       ----------------------------------------------
                                                                                      CLASS I SHARES
                                                                       ----------------------------------------------
                                                                         YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                                        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                            2002          2001 (a)        2000 (b)
                                                                       --------------  --------------  --------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                                                  $        3.64   $        5.97   $       10.00
                                                                       --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                                 (0.04)          (0.02)          (0.01)
  Redemption fees                                                               0.01               -               -
  Net realized and unrealized gains (losses) on investments                    (1.53)          (2.31)          (4.02)
                                                                       --------------  --------------  --------------
    Total investment activities                                                (1.56)          (2.33)          (4.03)
                                                                       --------------  --------------  --------------
NET ASSET VALUE - END OF PERIOD                                        $        2.08   $        3.64   $        5.97
                                                                       ==============  ==============  ==============
Total Return                                                                 (42.86%)        (39.03%)     (40.30%)(d)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)                                   $       3,891   $      13,044   $       5,530
  Ratio of expenses to average net assets                                       1.06%           1.33%       1.35% (e)
  Ratio of net investment income (loss) to average net assets                 (0.64%)         (0.77%)      (0.55%)(e)
  Ratio of expenses (prior to reimbursements) to average net assets*            1.06%           1.97%       5.03% (e)
  Ratio of net investment income (loss) (prior to reimbursements)
    to average net assets*                                                    (0.64%)         (1.41%)      (4.23%)(e)
  Portfolio turnover (g)                                                      906.43%        1256.23%         867.40%

-------------------------------
*   During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from June 30, 2000 (commencement of operations) through December 31, 2000.
(c) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(d) Not annualized.
(e) Annualized.
(f) There were no fee reductions during the period.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See notes to financial statements.

================================================================================


                                                                              COMSTOCK GVIT VALUE FUND
                                                   ------------------------------------------------------------------------------
                                                                                  CLASS I SHARES
                                                   ------------------------------------------------------------------------------
                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                        2002          2001 (a)          2000            1999            1998
                                                   --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE - BEGINNING OF PERIOD              $       10.38   $       11.99   $       13.53   $       11.47   $       10.16
                                                   --------------  --------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                              0.12            0.15            0.12            0.05            0.10
  Net realized and unrealized gains (losses) on
    investments                                            (2.72)          (1.61)          (1.54)           2.06            1.44
                                                   --------------  --------------  --------------  --------------  --------------
    Total investment activities                            (2.60)          (1.46)          (1.42)           2.11            1.54
                                                   --------------  --------------  --------------  --------------  --------------
DISTRIBUTIONS:
  Net investment income                                    (0.12)          (0.15)          (0.12)          (0.04)          (0.10)
  Net realized gains                                           -               -               -           (0.01)          (0.13)
                                                   --------------  --------------  --------------  --------------  --------------
    Total distributions                                    (0.12)          (0.15)          (0.12)          (0.05)          (0.23)
                                                   --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE - END OF PERIOD                    $        7.66   $       10.38   $       11.99   $       13.53   $       11.47
                                                   ==============  ==============  ==============  ==============  ==============
Total Return                                             (25.14%)        (12.15%)        (10.62%)          18.49%          15.13%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)               $      39,424   $      52,848   $      55,951   $      29,189   $      14,194
  Ratio of expenses to average net assets                   1.11%           0.95%           0.95%           0.95%           0.95%
  Ratio of net investment income (loss) to
    average net assets                                      1.30%           1.41%           0.96%           0.43%           1.11%
  Ratio of expenses (prior to reimbursements) to
    average net assets*                                     1.11%           1.09%           1.11%           1.09%           1.15%
  Ratio of net investment income (loss) (prior
    to reimbursements) to average net assets*               1.30%           1.27%           0.80%           0.29%           0.91%
  Portfolio turnover                                      245.24%         127.03%          72.32%          45.16%          49.12%

-------------------------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

See notes to financial statements.

FINANCIAL HIGHLIGHTS


================================================================================


                                                                              J.P. MORGAN GVIT BALANCED FUND
                                                                --------------------------------------------------------------
                                                                                       CLASS I SHARES
                                                                --------------------------------------------------------------
                                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                     2002          2001 (a)          2000            1999
                                                                --------------  --------------  --------------  --------------
NET ASSET VALUE - BEGINNING OF PERIOD                           $        9.40   $       10.00   $       10.31   $       10.58
                                                                --------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                           0.19            0.22            0.28            0.37
  Net realized and unrealized gains (losses) on investments             (1.34)          (0.60)          (0.30)          (0.28)
                                                                --------------  --------------  --------------  --------------
    Total investment activities                                         (1.15)          (0.38)          (0.02)           0.09
                                                                --------------  --------------  --------------  --------------
DISTRIBUTIONS:
  Net investment income                                                 (0.19)          (0.22)          (0.29)          (0.36)
  Net realized gains                                                        -               -               -               -
                                                                --------------  --------------  --------------  --------------
    Total distributions                                                 (0.19)          (0.22)          (0.29)          (0.36)
                                                                --------------  --------------  --------------  --------------
NET ASSET VALUE - END OF PERIOD                                 $        8.06   $        9.40   $       10.00   $       10.31
                                                                ==============  ==============  ==============  ==============
Total Return                                                          (12.31%)         (3.77%)         (0.35%)           0.87%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)                            $     147,289   $     149,875   $     112,577   $      78,157
  Ratio of expenses to average net assets                                0.99%           0.90%           0.90%           0.90%
  Ratio of net investment income (loss) to average net assets            2.22%           2.34%           2.86%           3.68%
  Ratio of expenses (prior to reimbursements) to average
    net assets*                                                          1.00%           1.03%           1.07%           1.00%
  Ratio of net investment income (loss)
    (prior to reimbursements) to average net assets*                     2.21%           2.21%           2.69%           3.58%
  Portfolio turnover                                                   297.08%         181.89%         252.43%         103.69%


                                                                  YEAR ENDED
                                                                 DECEMBER 31,
                                                                     1998
                                                                --------------
NET ASSET VALUE - BEGINNING OF PERIOD                           $       10.10
                                                                --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                           0.30
  Net realized and unrealized gains (losses) on investments              0.51
                                                                --------------
    Total investment activities                                          0.81
                                                                --------------
DISTRIBUTIONS:
  Net investment income                                                 (0.30)
  Net realized gains                                                    (0.03)
                                                                --------------
    Total distributions                                                 (0.33)
                                                                --------------
NET ASSET VALUE - END OF PERIOD                                 $       10.58
                                                                ==============
Total Return                                                             8.07%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)                            $      40,885
  Ratio of expenses to average net assets                                0.90%
  Ratio of net investment income (loss) to average net assets            3.81%
  Ratio of expenses (prior to reimbursements) to average
    net assets*                                                          0.96%
  Ratio of net investment income (loss)
    (prior to reimbursements) to average net assets*                     3.75%
  Portfolio turnover                                                   137.35%

-------------------------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

See notes to financial statements.

================================================================================


                                                                               MAS GVIT MULTI SECTOR BOND FUND
                                                                --------------------------------------------------------------
                                                                                       CLASS I SHARES
                                                                --------------------------------------------------------------
                                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                     2002          2001 (a)          2000            1999
                                                                --------------  --------------  --------------  --------------
NET ASSET VALUE - BEGINNING OF PERIOD                           $        9.14   $        9.28   $        9.37   $        9.82
                                                                --------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                           0.42            0.54            0.61            0.61
  Net realized and unrealized gains (losses) on investments              0.22           (0.16)          (0.10)          (0.47)
                                                                --------------  --------------  --------------  --------------
    Total investment activities                                          0.64            0.38            0.51            0.14
                                                                --------------  --------------  --------------  --------------
DISTRIBUTIONS:
  Net investment income                                                 (0.50)          (0.52)          (0.60)          (0.59)
  Net realized gains                                                        -               -               -               -
  Tax return of capital                                                     -               -               -               -
                                                                --------------  --------------  --------------  --------------
    Total distributions                                                 (0.50)          (0.52)          (0.60)          (0.59)
                                                                --------------  --------------  --------------  --------------
NET ASSET VALUE - END OF PERIOD                                 $        9.28   $        9.14   $        9.28   $        9.37
                                                                ==============  ==============  ==============  ==============
Total Return                                                             7.21%           4.19%           5.65%           1.56%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)                            $     209,280   $     177,324   $     132,227   $      72,862
  Ratio of expenses to average net assets                                1.01%           0.90%           0.90%           0.90%
  Ratio of net investment income (loss) to average net assets            4.61%           5.99%           7.07%           7.03%
  Ratio of expenses (prior to reimbursements) to average
    net assets*                                                          1.02%           1.04%           1.09%           1.02%
  Ratio of net investment income (loss)
    (prior to reimbursements) to average net assets*                     4.60%           5.85%           6.88%           6.91%
  Portfolio turnover                                                   385.94%         340.77%         399.03%         242.89%


                                                                  YEAR ENDED
                                                                 DECEMBER 31,
                                                                     1998
                                                                --------------
NET ASSET VALUE - BEGINNING OF PERIOD                           $       10.05
                                                                --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                           0.48
  Net realized and unrealized gains (losses) on investments             (0.22)
                                                                --------------
    Total investment activities                                          0.26
                                                                --------------
DISTRIBUTIONS:
  Net investment income                                                 (0.47)
  Net realized gains                                                    (0.01)
  Tax return of capital                                                 (0.01)
                                                                --------------
    Total distributions                                                 (0.49)
                                                                --------------
NET ASSET VALUE - END OF PERIOD                                 $        9.82
                                                                ==============
Total Return                                                             2.60%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)                            $      36,965
  Ratio of expenses to average net assets                                0.90%
  Ratio of net investment income (loss) to average net assets            6.42%
  Ratio of expenses (prior to reimbursements) to average
    net assets*                                                          0.96%
  Ratio of net investment income (loss)
    (prior to reimbursements) to average net assets*                     6.36%
  Portfolio turnover                                                   287.69%

-------------------------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

See notes to financial statements.

FINANCIAL HIGHLIGHTS


================================================================================


                                                                             FEDERATED GVIT HIGH INCOME BOND FUND
                                                                --------------------------------------------------------------
                                                                                       CLASS I SHARES
                                                                --------------------------------------------------------------
                                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                     2002          2001 (a)          2000            1999
                                                                --------------  --------------  --------------  --------------
NET ASSET VALUE - BEGINNING OF PERIOD                           $        7.44   $        7.89   $        9.52   $       10.04
                                                                --------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                           0.61            0.76            0.89            0.83
  Net realized and unrealized gains (losses) on investments             (0.38)          (0.45)          (1.62)          (0.52)
                                                                --------------  --------------  --------------  --------------
    Total investment activities                                          0.23            0.31           (0.73)           0.31
                                                                --------------  --------------  --------------  --------------
DISTRIBUTIONS:
  Net investment income                                                 (0.61)          (0.76)          (0.89)          (0.83)
  Tax return of capital                                                     -               -           (0.01)              -
                                                                --------------  --------------  --------------  --------------
    Total distributions                                                 (0.61)          (0.76)          (0.90)          (0.83)
                                                                --------------  --------------  --------------  --------------
NET ASSET VALUE - END OF PERIOD                                 $        7.06   $        7.44   $        7.89   $        9.52
                                                                ==============  ==============  ==============  ==============
Total Return                                                             3.23%           4.22%         (8.28%)           3.19%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)                            $     162,733   $     114,022   $      78,631   $      64,754
  Ratio of expenses to average net assets                                0.97%           0.95%           0.95%           0.95%
  Ratio of net investment income (loss) to average net assets            8.82%           9.96%          10.44%           8.81%
  Ratio of expenses (prior to reimbursements) to average
    net assets*                                                          0.97%           1.03%           1.12%           1.15%
  Ratio of net investment income (loss)
    (prior to reimbursements) to average net assets*                     8.82%           9.88%          10.27%           8.61%
  Portfolio turnover                                                    30.59%          31.64%          18.12%          22.04%


                                                                  YEAR ENDED
                                                                 DECEMBER 31,
                                                                     1998
                                                                --------------
NET ASSET VALUE - BEGINNING OF PERIOD                           $       10.12
                                                                --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                           0.66
  Net realized and unrealized gains (losses) on investments             (0.08)
                                                                --------------
    Total investment activities                                          0.58
                                                                --------------
DISTRIBUTIONS:
  Net investment income                                                 (0.66)
  Tax return of capital                                                     -
                                                                --------------
    Total distributions                                                 (0.66)
                                                                --------------
NET ASSET VALUE - END OF PERIOD                                 $       10.04
                                                                ==============
Total Return                                                             5.80%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)                            $      36,630
  Ratio of expenses to average net assets                                0.95%
  Ratio of net investment income (loss) to average net assets            7.88%
  Ratio of expenses (prior to reimbursements) to average
    net assets*                                                          1.12%
  Ratio of net investment income (loss)
    (prior to reimbursements) to average net assets*                     7.71%
  Portfolio turnover                                                    24.25%

-------------------------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

See notes to financial statements.

================================================================================






    [Market Street Equity 500 Index Portfolio Financial Highlights to Come]

FINANCIAL HIGHLIGHTS


================================================================================






   [Market Street International Value Portfolio Financial Highlights to Come]

                      [This Page Left Blank Intentionally]

INFORMATION FROM GARTMORE FUNDS

Please read this Prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents - which may be obtained free of charge - contain additional information about the Funds:

- Statement of Additional Information (incorporated by reference into this Prospectus)

-    Annual Report

-    Semi-Annual Report

To obtain a document free of charge, call 1-800-848-6331 or contact your variable insurance provider.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA  THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-3213



Gartmore Funds


Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205

WWW.GARTMOREFUNDS.COM

--------------------------------------------------------------------------------
Gartmore  Variable  Insurance  Trust
(formerly  Nationwide(R)  Separate  Account  Trust)

-    GVIT  Small  Cap  Value  Fund (formerly Nationwide(R) Small Cap Value Fund)

-    GVIT  Small  Company  Fund  (formerly  Nationwide(R)  Small  Company  Fund)

-    GVIT  Small  Cap Growth Fund (formerly Nationwide(R) Small Cap Growth Fund)

PROSPECTUS
May  1,  2003

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

--------------------------------------------------------------------------------

TABLE  OF  CONTENTS

FUND  SUMMARIES

GVIT  SMALL  CAP  VALUE  FUND     3

Objective  and  Principal  Strategies
Principal  Risks
Performance
Fees  and  Expenses
Investment  Strategies  of  the  Subadvisers  of  the  Small  Cap  Value  Fund

GVIT  SMALL  CAP  GROWTH  FUND     6

Objective  and  Principal  Strategies
Principal  Risks
Performance
Fees  and  Expenses
Investment  Strategies  of  the  Subadvisers  of  the  Small  Cap  Growth  Fund

GVIT  SMALL  COMPANY  FUND     10

Objective  and  Principal  Strategies
Principal  Risks
Performance
Fees  and  Expenses
Investment Strategies of Gartmore Mutual Fund Capital Trust and the Subadvisers for the Small Company Fund

MORE  ABOUT  THE  FUNDS     14

Temporary  Defensive  Positions
Principal  Investments  and  Techniques
Principal  Risks

MANAGEMENT     16

Management's  Discussion  of  Fund  Performance
Investment  Management

BUYING  AND  SELLING  FUND  SHARES     22

Who  Can  Buy  Shares  of  the  Funds
Purchase  Price
Selling  Shares
Restrictions  on  Sales
Short-Term  Trading  Fees
Distribution  Plan

DISTRIBUTIONS  AND  TAXES     23

Dividends  and  Distributions
Tax  Status

FINANCIAL  HIGHLIGHTS     24

ADDITIONAL  INFORMATION     BACK  COVER

--------------------------------------------------------------------------------

FUND  SUMMARIES

This prospectus provides information about three funds, (the "Funds") offered by Gartmore Variable Insurance Trust (the "Trust") (formerly Nationwide Separate Account Trust). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare each Fund with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 13. "You" and "your" refer to both direct shareholders and contract holders who invest in the Funds indirectly through their variable annuity contracts and/or variable life insurance policies.

The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A  QUICK  NOTE  ABOUT  THE  FUNDS

This prospectus is designed to help you make informed decisions about one of the investments available under your variable annuity contract or variable life insurance policy (each a "variable insurance contract"). You will find details about how your variable insurance contract works in the accompanying prospectus.

Each Fund offers three classes of shares: Class I, Class II and Class III shares. GVIT Small Cap Value Fund and GVIT Small Company Fund also offer Class IV shares. The share classes have different expenses and are available for purchase through different variable insurance contracts. This prospectus provides information with respect to the three classes. For more information about who may purchase the different share classes, see "Buying and Selling Fund Shares" on page 2_.

Each Fund employs a "multi-manager" structure, which means that Gartmore Mutual Fund Capital Trust (GMF), as the Funds' investment adviser, may hire, replace or terminate one or more subadvisers, not affiliated with GMF, for a Fund without shareholder approval. GMF believes that this structure gives it increased flexibility to manage the Funds in your best interests and to operate the Funds more efficiently. See "Management-Multi-Management Structure" for more information.

--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GVIT  SMALL  CAP  VALUE  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The  GVIT  Small  Cap Value Fund's investment objective is capital appreciation.

Gartmore Mutual Fund Capital Trust (GMF) and The Dreyfus Corporation (Dreyfus) and Banc One Investment Advisors (Banc One) (collectively, GMF, Dreyfus and Banc One are referred to as the "Managers"), which GMF has selected as subadvisers to the Fund, each manage a portion of the Fund's portfolio on a day-to-day basis. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by small capitalization companies. Small capitalization companies are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000(R) Index1, known as small-cap companies. The Russell 2000(R) Index, published by the Frank Russell Company, is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. As of December 31, 2002, the market capitalization of companies in the Russell 2000 Index ranged from approximately $__ million to $__ billion. Due to market fluctuations and the index's annual reconstitution, the current market capitalization of the companies within the Russell 2000 Index may be higher or lower over time. The Fund may invest up to 20% of its total assets in equity securities of foreign companies.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the company multiplied by the current stock price.

The equity securities which the Fund holds are primarily common stocks although it may purchase other equity securities such as [preferred stock] and convertible securities. The Fund may also purchase real estate securities, including real estate investment trusts (REITs).

The Fund will invest in stocks of U.S. and foreign companies which one of the Managers believe qualify as "value" companies. These companies often have good earnings growth potential, and one of the Managers believe that the market has undervalued them. The Fund may also invest in stocks of special situation companies and turnarounds (companies that have experienced significant business problems but which one of the Managers believe have favorable prospects for recovery).

Smaller capitalization companies are often undervalued for one of the following reasons: (1) institutional investors, which currently represent a majority of the trading volume in the shares of publicly traded companies, are often less interested in smaller capitalization companies because of the difficulty of acquiring a meaningful position of the Fund without pur-chasing a large percentage of the company's outstanding equity securities; and (2) such companies may not be regularly researched by securities analysts, which could result in greater discrepancies in valuation.

As part of its responsibilities to the Fund, and in addition to managing a portion of the Fund itself, GMF, the Fund's investment adviser, initially selects the Fund's subadvisers and monitors their performance on an ongoing basis. GMF has selected the following subadvisers for the Fund: THE DREYFUS
CORPORATION and BANC ONE INVESTMENT ADVISORS CORPORATION. Each subadviser and GMF manages a portion of the Fund's investment portfolio. The subadvisers have been chosen because they approach investing in small cap securities in different ways from GMF and from each other, and GMF believes that diversification among securities and investment styles will increase the potential for investment return and potentially reduce risk and volatility. For a description of the investment strategies used by each subadviser and GMF, see Investment Strategies of the Subadvisers for the GVIT Small Cap Value Fund on page _.

1 The Russell 2000(R) Index is a registered service mark of the Frank Russell Company which does not sponsor and is in no way affiliated with the Fund.

Dreyfus identifies potential investments through extensive quantitative and fundamental research. It will focus on individual stock selection (a "bottom-up" approach), emphasizing three key factors:

- value, or how a stock is valued relative to its intrinsic worth based on traditional value measures,

- business health, or overall efficiency and profitability as measured by return on assets and return on equity and

- business momentum, or the presence of a catalyst (such as a corporate restructuring, change in management or spin-off) that will trigger a price increase near term to midterm.


GMF, Dreyfus or Banc One will consider selling a security if there are more attractive securities available, if it is no longer considered a value company, appears less likely to benefit from the current economic environment, shows deteriorating fundamentals or declining momentum or falls short of the portfolio manager's expectations.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by GMF's, Dreyfus' or Banc One's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

SMALL CAP RISK. The Fund focuses on a more narrow portion of the overall stock market by investing primarily in small-cap companies. Therefore, the Fund is subject to the risks associated with small cap companies.

The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of small cap companies are usually less stable in price and less liquid than the stocks of larger companies.

FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors, depending on market and economic conditions. For instance, from time to time the stock market may not favor value-oriented stocks. Rather, the market could favor growth stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on value stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

The Fund will overweight (or underweight) certain market sectors, which may cause the Fund's performance to be more (or less) sensitive to developments affecting those sectors.

PORTFOLIO TURNOVER RISK. The subadvisers may engage in active and frequent trading of all or part of the securities held by the Fund if the subadvisers believe that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase the volatility of the Fund.

INITIAL PUBLIC OFFERINGS RISK. The Fund may purchase securities of initial public offerings ("IPO's"). The prices of securities purchased in IPO's can be very volatile. The effect of IPO's on the Fund's performance depends on a variety of factors, including the number of IPO's the Fund invests in, whether and to what extent a security purchased in an IPO appreciates in value and the asset base of the Fund. As a fund's asset base increases, IPO's often have a diminished effect on such fund's performance.

REAL ESTATE SECURITIES RISK. The Fund's investments in real estate securities are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 13.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual total returns shown in the bar chart do not include charges that will be imposed by variable annuity contracts or variable life insurance polices. If these amounts were reflected, returns would be less than those shown. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------

ANNUAL  TOTAL  RETURNS-CLASS  I  SHARES1:

1998     -3.1%
1999     27.8%
2000     11.2%
2001     28.3%
2002

Best  Quarter:     ___%     Qtr.  of  ___
Worst  Quarter:     ___%     Qtr.  of  ___

AVERAGE  ANNUAL  TOTAL  RETURNS  AS  OF  DECEMBER  31,  2002:

                            ONE       SINCE
                           YEAR    INCEPTION2
Class I shares1 . . . . .  ____%        ____%
Class II shares3. . . . .  ____%        ____%
Class III shares3 . . . .  ____%        ____%
Class IV shares3           ____%        ____%
Russell 2000 Value Index4  ____%        ____%

1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2 The Fund commenced operations on October 31, 1997. From inception to February 5, 2001, Dreyfus managed the Fund alone. From February 5, 2001 until May 1, 2003, GMF and Dreyfus managed the Fund. Beginning, May 1, 2003, GMF, Dreyfus and Banc One managed the Fund.

3 These returns are based on the performance of the Class I shares of the GVIT Small Cap Value Fund which was achieved through December 31, 2001, prior to the creation of Class II, Class III or Class IV shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class II, Class III or Class IV shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class I shares produced. This is because Class II, Class III and Class IV shares invest in, or will invest in, the same portfolio of securities as Class I shares, and Class III and Class IV shares have similar expenses before any fee waivers or reimbursements. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

4 The Russell 2000(R) Value Index measures the performance of the companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. Unlike mutual fund returns, the Russell 2000
     Value Index does not include expenses. If expenses were deducted, the actual returns of this index would be lower.

FEES  AND  EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

                                      CLASS I   CLASS II    CLASS III     CLASS IV
Shareholder Fees1
(paid directly from your investment)
Short-Term Trading Fee
(as a percentage of amount
redeemed)2 . . . . . . . . . . . . .   None          None        1.00%     None
Annual Fund Operating Expenses
(deducted from Fund assets)
Management Fees. . . . . . . . . . .  0.86%          0.86%       0.86%     0.86%
Distribution and/or Service
    (12b-1) Fees . . . . . . . . . .   None          0.25%        None     None
Other Expenses. . . . . . . . . . .  ____%          ____%       ____%      ____%
TOTAL ANNUAL FUND
   OPERATING EXPENSES. . . . . . . .  ____%          ____%       ____%     ____%

1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed/exchanged within 60 days after the date they were acquired.


--------------------------------------------------------------------------------

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and that the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:


           1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class I .  $   ___  $    ___  $    ___  $     ___
Class II.  $   ___  $    ___  $    ___  $     ___
Class III  $   ___  $    ___  $    ___  $     ___
Class IV   $   ___  $    ___  $    ___  $     ___


INVESTMENT  STRATEGIES  OF  THE  SUBADVISERS  FOR
THE  GVIT  SMALL  CAP  VALUE  FUND

The following is a description of the investment strategies used by GMF and each subadviser for the Fund. GMF and each subadviser manages a portion of the Fund's assets in accordance with the investment objective and principal strategies described previously.

Dreyfus identifies potential investments through extensive quantitative and fundamental research. It will focus on individual stock selection (a "bottom-up" approach), emphasizing three key factors:

- value, or how a stock is valued relative to its intrinsic worth based on traditional value measures,

- business health, or overall efficiency and profitability as measured by return on assets and return on equity and

- business momentum, or the presence of a catalyst (such as a corporate restructuring, change in management or spin-off) that will trigger a price increase near term to midterm.

BANC ONE uses a value oriented approach and focuses on companies with market capitalizations of $100 million to $3 billion at the time of investment companies, are selected based upon such valuation characteristics as price-to-earnings, price-to-book and price-to-cash flow ratios which are at a discount to market averages. Banc One also evaluates companies based on private market value, balance sheet strength, management depth and quality, market and industry position, normalized return on capital and recent transactions involving similar businesses.

Banc One typically sells a stock based on price considerations or when they are no longer expected to appreciate in value.

--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GVIT  SMALL  COMPANY  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The  GVIT  Small  Company  Fund  seeks  long-term  growth  of  capital.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the company multiplied by the current stock price.

The Fund invests primarily in equity securities of small capitalization companies. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. Small capitalization companies are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000(R).1 These companies are known as small cap companies. The Russell 2000(R), published by The Frank Russell Company, is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. As of December 31, 2002, the market capitalization of companies in the Russell 2000 ranged from approximately $__ million to $__ billion. Due to market fluctuations and the index's annual reconstitution, the current market capitalization of the companies within the Russell 2000 Index may be higher or lower over time.

A portion of the Fund will be invested in equity securities of small-capitalization companies that are located outside of the United States. A portion of the Fund's assets may also be invested in equity securities of the companies whose market capitalizations exceed that of small-cap companies.

The equity securities which the Fund holds are primarily common stocks, although it may purchase other equity securities such as preferred stock and convertible securities.

Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers.

The buy/sell strategy of GMF and/or the subadviser of the Fund is not limited by the turnover rate of the Fund's portfolio. Each of them may from time to time participate in frequent portfolio transactions, which will lead to higher transactions costs for the Fund, if GMF or the subadviser believes that either the long or the short term benefits of frequent portfolio trading outweigh such costs. In addition, because each of them acts independently the Fund may have a higher portfolio turnover rate than a fund with only one adviser. See "Investment Strategies of Gartmore Mutual Fund Capital Trust and the Subadvisers for the GVIT Small Company Fund" on page 8.

1 The Russell 2000(R) is a registered service mark of the Frank Russell Company which does not sponsor and is in no way affiliated with the Fund.

As part of its responsibilities to the Fund, and in addition to managing a portion of the Fund itself, GMF, the Fund's investment adviser, initially selects the Fund's subadvisers and monitors their performance on an ongoing basis. GMF has selected the following subadvisers for the Fund: THE DREYFUS CORPORATION, GARTMORE GLOBAL PARTNERS, NEUBERGER BERMAN, LLC, STRONG CAPITAL MANAGEMENT, INC., and WADDELL & REED INVESTMENT MANAGEMENT COMPANY. Each subadviser and GMF manages a portion of the Fund's investment portfolio. The subadvisers have been chosen because they approach investing in small cap securities in different ways from GMF and from each other, and GMF believes that diversification among securities and investment styles will increase the potential for investment return and potentially reduce risk and volatility. For a description of the investment strategies used by each subadviser and GMF, see "Investment Strategies of Gartmore Mutual Fund Capital Trust and the Subadvisers for the GVIT Small Company Fund" on page 8.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by GMF's and each subadviser's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

The Fund focuses on a more narrow portion of the overall stock market by investing primarily in companies with smaller market capitalizations. Therefore, the impact of these factors on small companies may affect the Fund more than if the Fund were to invest more broadly in the overall stock market.

SMALL-CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of small-cap companies are usually less stable in price and less liquid than the stocks of larger companies.

--------------------------------------------------------------------------------

FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities.

SECTOR RISK. Companies that are generally in the same industry may be grouped together in broad categories called sectors. Sector risk is the risk that a certain sector of the economy (e.g., the health care or entertainment industry) may perform differently than other sectors or the market as a whole. As GMF and one or more subadvisers together allocate more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

SPECIAL SITUATION COMPANIES RISK. Special situation companies are companies which may be subject to acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company's market value. If the anticipated benefits of the development do not materialize, the value of the special situation company may decline.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors, depending on market and economic conditions. For instance, from time to time the stock market may favor growth- or value-oriented stocks. At another time, the market will not favor equity securities at all. The mix of investment styles used by the subadvisers may result in higher or lower Fund performance than if a single investment style-such as investing in growth stocks-is currently in favor with investors.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return.

PORTFOLIO TURNOVER RISK. GMF or a subadviser may engage in active and frequent trading of all or part of the securities held by the Fund if the subadviser believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase the volatility of the Fund.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 13.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that Fund performance can change from year to year. If these amounts were reflected, returns would be less than those shown. The annual total returns shown in the bar chart do not include charges that will be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL  TOTAL  RETURNS-CLASS  I  SHARES1:

1997     17.4
1998     1.0%
1999     44.0%
2000     8.9%
2001     -6.7%
2002

Best  quarter:     ___%     4th  qtr.  of  ____
Worst  quarter:     ___%     3rd  qtr.  of  ____

AVERAGE  ANNUAL  TOTAL  RETURNS  AS  OF  DECEMBER  31,  2002:


                                                   SINCE
                             1 YEAR   5 YEAR     INCEPTION2
Class I shares1               ____%    ____%        ____%
Class II shares3 . . . . .    ____%    ____%        ____%
Class III shares3. . . . .    ____%    ____%        ____%
Class IV shares3. .  . . .    ____%    ____%        ____%
The Russell 2000(R) Index4    ____%    ____%        ____%

1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2    The  commenced  operations  on  October  23,  1995.

3 These returns are based on the performance of the Class I shares of the GVIT Small Company Fund which was achieved through December 31, 2001, prior to the creation of Class II, Class III or Class IV shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class II, Class III or Class IV shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class I shares produced. This is because Class II, Class III and Class IV shares invest in, or will invest in, the same portfolio of securities as Class I shares, and Class III and Class IV shares have similar expenses before any fee waivers or reimbursements. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.


--------------------------------------------------------------------------------

4 The Russell 2000(R) Index is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. Unlike mutual fund returns, the Russell 2000 Index does not include expenses. If expenses were deducted, the actual returns of this Index would be lower.

FEES  AND  EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.


                                      CLASS I   CLASS II   CLASS III     CLASS IV
Shareholder Fees1
(paid directly from your investment)
Short-Term Trading Fee
(as a percentage of amount
redeemed or exchanged)2. . . . . . .  None        None         1.00%     None
Annual Fund Operating Expenses
(deducted from Fund assets)
Management Fees. . . . . . . . . . .  0.93%      0.93%         0.93%     0.93%
Distribution and/or
Service (12b-1) Fees . . . . . . . .  None       0.25%          None     None
Other Expenses. . . . . . . .  . . .   ___%       ___%          ___%      ___%
TOTAL ANNUAL FUND
OPERATING EXPENSES . . . . . . . . .   ___%       ___%          ___%      ___%

1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed/exchanged within 60 days after the date they were acquired.


EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and that the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:


            1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class I. .  $   ___  $    ___  $    ___  $     ___
Class II .  $   ___  $    ___  $    ___  $     ___
Class III   $   ___  $    ___  $    ___  $     ___
Class IV .  $   ___  $    ___  $    ___  $     ___

INVESTMENT STRATEGIES OF GARTMORE MUTUAL FUND CAPITAL TRUST AND THE SUBADVISERS FOR THE GVIT SMALL COMPANY FUND

The following is a description of the investment strategies used by GMF and each subadviser for the Fund. GMF and each subadviser manages a portion of the Fund's assets in accordance with the investment objective and principal strategies described previously.

DREYFUS uses a blended approach, investing in growth stocks, value stocks or stocks that exhibit characteristics of both. Using fundamental research and direct management contact, Dreyfus seeks stocks with superior prospects for accelerated earnings growth. It also seeks special situations, such as a corporate restructuring or management changes, that could increase the stock price of a special situation company.

Dreyfus uses a sector management approach, supervising a team of sector managers who insist on making buy and sell decisions within their respective areas of expertise. The sector weightings of this portion of the Fund typically approximate those of the Russell 2000 Index.

Dreyfus typically sells a stock when the reasons for buying it no longer apply, or when the company begins to show deteriorating fundamentals, poor relative performance, or excessive valuation.

GARTMORE GLOBAL PARTNERS ("GGP") invests its portion of the Fund primarily in equity securities of small capitalization companies that are headquartered, domiciled or have their principal business functions located outside the United States, including such companies in Europe, Australasia and the Far East. For the portion of the Fund it manages, GGP considers a small-capitalization company to be a company whose market capitalization is similar to companies represented by the Morgan Stanley Capital International (MSCI) Developed Countries EAFE Small Cap Index (small-cap companies). GGP selects regions, countries and companies it believes have the potential for unexpected growth.

GGP is a growth stock adviser and its investment philosophy rests on two fundamental principles:

--------------------------------------------------------------------------------

- Growth investing can produce superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) tends to produce average returns. Therefore, GGP focuses on identifying companies that it believes offer earnings growth that exceeds market expectations; and

- GGP looks to sell companies where there is significant risk that earnings growth will not meet market expectations.

GARTMORE MUTUAL FUND CAPITAL TRUST ("GMF") invests primarily in stocks of U.S. and foreign companies which it considers to be "value" companies. These companies have good earnings growth potential and GMF believes that the market has undervalued them. GMF will also invest in unrecognized stocks and stocks of special situation companies and turnarounds (companies that have experienced significant business problems but which GMF believes have favorable prospects for recovery).

GMF believes that smaller capitalization companies are often undervalued for one of the following reasons: (1) institutional investors, which currently represent a majority of the trading volume in the shares of publicly traded companies, are often less interested in smaller capitalization companies because of the difficulty of acquiring a meaningful position without purchasing a large percentage of the company's outstanding equity securities; and (2) such companies may not be regularly researched by securities analysts, which could result in greater discrepancies in valuation.

NEUBERGER BERMAN, LLC ("NEUBERGER BERMAN") looks for undervalued small-cap companies whose current product lines and balance sheets are strong. Factors in identifying these companies may include:

-    Above-average  returns

-    An  established  market  niche

- Circumstances that would make it difficult for new competitors to enter the market

-    The  ability  of  the  companies  to  finance  their  own  growth

-    Sound  future  business  prospects

This approach is designed to let the Fund benefit from potential increases in stock prices while limiting the risks typically associated with small-company stocks.

At times, Neuberger Berman may emphasize certain industries that it believes will benefit from market or economic trends. At the time a stock is purchased, Neuberger Berman will set a target price at which it will sell that security. The managers, in fact, will begin to pare back the position when the stock is within 10% of the target price. If its analysis of a security turns out to be incorrect, Neuberger Berman will generally seek to liquidate the holding as soon as possible, although it occasionally may delay selling a security in anticipation of a better selling opportunity.

Strong Capital Management, Inc. ("Strong") invests in companies whose earnings it believes to be in a relatively strong growth trend, and, to a lesser extent, in companies in which further growth is not anticipated but which Strong feels are undervalued. In seeking companies with favorable growth prospects, Strong looks for factors such as:

-    Prospects  for  above-average  sales  and  earnings  growth

-    High  return  on  invested  capital

-    Overall  financial  strength

-    Competitive  advantages,  including  innovative  products  and  services

-    Effective  research,  product  development  and  marketing

-    Stable,  capable  management

Strong may choose to sell a stock if its growth prospects become less attractive or its fundamental qualities decline.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY ("WRIMCO") seeks companies whose earnings it believes are likely to grow faster than the economy. WRIMCO emphasizes relatively new or unseasoned companies in their early stages of development or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth. WRIMCO may look at a number of factors relating to a company, such as:

-    Aggressive  or  creative  management

-    Technological  or  specialized  expertise

-    New  or  unique  products  or  services

-    Entry  into  new  or  emerging  industries

In general, WRIMCO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. As well, WRIMCO may sell a security to take advantage of more attractive investment opportunities or to raise cash.

--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GVIT  SMALL  CAP  GROWTH  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The  GVIT  Small  Cap  Growth  Fund  seeks  capital  growth.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the company multiplied by the current share price.

Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. Small capitalization companies are companies with market capitalizations in the range of companies represented by the Russell 2000(R)1, known as small-cap companies. The Russell 2000, published by the Frank Russell Company, is an index consisting of approximately 2002 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. As of December 31, 2001, the market capitalization of companies in the Russell 2000 ranged from approximately $__ million to $__ billion. Due to market fluctuations and the index's annual reconstitution, the current market capitalization of the companies within the Russell 2000 may be higher or lower over time. The balance of the Fund's assets may be invested in equity securities of larger-cap companies. Equity securities include common stocks, [preferred stocks], securities convertible into common stock and warrants for the purchase of common stock. The Fund may also invest in foreign securities.

1 The Russell 2000(R) is a registered service mark of the Frank Russell Company which does not sponsor and is in no way affiliated with the Fund.

As part of its responsibilities to the Fund, GMF initially selects the Fund's subadvisers and monitors their performance on an ongoing basis. GMF has chosen NEUBERGER BERMAN, LLC and WADDELL & REED INVESTMENT MANAGEMENT COMPANY each to manage a portion of the Fund. The subadvisers have been chosen because they approach investing in small cap companies in different ways. GMF believes that diversification among securities and styles will increase the potential for investment return and reduce risk and volatility. For a description of the investment strategies used by each subadviser, see "Investment Strategies of the Subadvisers of the GVIT Small Cap Growth Fund" on page 12.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by each subadviser's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

SMALL-CAP RISK. The Fund focuses on a more narrow portion of the overall stock market by investing primarily in small-cap companies. Therefore, the Fund is subject to the risks associated with small cap companies.

The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of small companies are usually less stable in price and less liquid than the stocks of larger companies.

FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors, depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

--------------------------------------------------------------------------------

PORTFOLIO TURNOVER RISK. A subadviser may engage in active and frequent trading of all or part of the securities held by the Fund if the subadviser believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase the volatility of the Fund.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 13.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual total returns shown in the bar chart do not include charges that will be imposed by variable annuity contracts or variable life insurance polices. If these amounts were reflected, returns would be less than those shown. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL  TOTAL  RETURN-CLASS  I  SHARES1:

2000     -16.2%
2001     -10.8%
2002

Best  quarter:     ___%     4th  qtr.  of  ____
Worst  quarter:     ___%     3rd  qtr.  of  ____

AVERAGE  ANNUAL  TOTAL  RETURNS  AS  OF  DECEMBER  31,  2002:

                             ONE        SINCE
                            YEAR      INCEPTION2
Class I shares1             ____%        ____%
Class II shares3 . . . . .  ____%        ____%
Class III shares3. . . . .  ____%        ____%
Russell 2000 Growth Index4  ____%        ____%

1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2    The  Fund  commenced  operations  on  May  1,  1999.

3 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2002, prior to the creation of Class II or Class III shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class II or Class III shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class I shares produced. This is because Class II and Class III shares invest in, or will invest in, the same portfolio of securities as Class I shares and have similar expenses before any fee waivers or reimbursements. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares-Short-Term Trading Fees" on page 2__ for more information.

4 The Russell 2000 Growth Index is an unmanaged index of companies included in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund.

                                      CLASS I   CLASS II   CLASS III
Shareholder Fees1
(paid directly from your investment)
Short-Term Trading Fee
(as a percentage of amount
redeemed or exchanged)2. . . . . . .  None      None           1.00%
Annual Fund Operating Expenses
(deducted from Fund assets)
Management Fees. . . . . . . . . . .  1.10%     1.10%          1.10%
Distribution and/or Service
(12b-1) Fees . . . . . . . . . . . .  None      0.25%           None
Other Expenses . . . . . . . . . . .  ___%       ___%           ___%
TOTAL ANNUAL FUND
OPERATING EXPENSES . . . . . . . . .  ___%       ___%           ___%

1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed/exchanged within 60 days after the date they were acquired.

--------------------------------------------------------------------------------

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:


            1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class I. .  $   ___  $    ___  $    ___  $     ___
Class II .  $   ___  $    ___  $    ___  $     ___
Class III   $   ___  $    ___  $    ___  $     ___

INVESTMENT  STRATEGIES  OF  THE  SUBADVISERS  OF  THE GVIT SMALL CAP GROWTH FUND

The following is a description of the investment strategies used by each subadviser of the Fund. Each subadviser manages a portion of the Fund's assets in accordance with the investment objective and principal strategies as described previously.

NEUBERGER BERMAN, LLC'S ("NEUBERGER BERMAN") growth equity group takes a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

Neuberger Berman follows a disciplined selling strategy, and may sell a stock when it reaches a target price, fails to perform as expected or appears substantially less desirable than another stock.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY ("WRIMCO") seeks companies whose earnings it believes are likely to grow faster than the economy. WRIMCO emphasizes relatively new or unseasoned companies in their early stages of development or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth. WRIMCO may look at a number of factors relating to a company, such as:

-    Aggressive  or  creative  management

-    Technological  or  specialized  expertise

-    New  or  unique  products  or  services

-    Entry  into  new  or  emerging  industries

In general, WRIMCO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

--------------------------------------------------------------------------------

MORE  ABOUT  THE  FUNDS

TEMPORARY  INVESTMENTS

Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to the regulatory limits, shares of other investment companies (which may include affiliates of the Fund) that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL  INVESTMENTS  AND  TECHNIQUES

The Funds may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments.

The Statement of Additional Information (SAI) contains additional information about the Funds including, the Funds' other investment techniques. To obtain copy of the SAI, see the back cover.

GROWTH AND VALUE STOCKS (ALL FUNDS). Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. In comparison, a growth stock's price may be more directly linked to market developments than a value stock's price. However, value stocks tend to have higher dividend yields than growth stocks. This means they depend less on price changes for returns. Accordingly, they might not participate in upward market movements, but may be less adversely affected in a down market compared to lower yielding stocks.

[PREFERRED STOCK (ALL FUNDS). Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends usually must be paid before common shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stock may be subordinated to other preferred stock of the same issuer.]

CONVERTIBLE SECURITIES (ALL FUNDS). Convertible securities-also known as convertibles-include bonds, debentures, notes, preferred stocks, and other securities. Convertibles are hybrid securities that have characteristics of both bonds and stocks. Like bonds, most convertibles pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stock.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a source of regular income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar non-convertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

REAL ESTATE INVESTMENT TRUSTS (REITS) (SMALL CAP VALUE). A REIT is a pooled investment vehicle which invests in income-producing real estate or real estate loans. REITs are classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs mainly invest directly in real estate and obtain income from collecting rent. Mortgage REITs invest in mortgages and obtain income from collecting interest payments on the mortgages. REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Internal Revenue Code.

WARRANTS (SMALL CAP GROWTH). A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

PRINCIPAL  RISKS

SMALL-CAP RISK (ALL FUNDS). Generally, investments in smaller companies involve greater risks, including risk of loss of some or all of the investment, than investments in larger and more established companies. In addition, the securities of small cap companies historically have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small-cap companies to changing economic conditions. Certain small-cap companies in which the Funds invest are in the technology-related and biotechnology industries. Small-cap companies in these industries may be subject to more abrupt or erratic price movements than small-cap companies in other industries. In addition, small-cap companies may:

--------------------------------------------------------------------------------

-    Lack  depth  of  management

-    Lack  a  proven  track  record

-    Be  unable  to  generate  funds  necessary  for  growth  or  development

- Be developing or marketing new products or services for which markets are not yet established and may never become established

-    Market  products  or  services  which  may  become  quickly  obsolete.

Certain small-cap companies in which the Funds invest are in the technology-related and biotechnology industries. Small-cap companies in these industries may be subject to more abrupt or erratic price movements than small-cap companies in other industries. Therefore, while small-cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

FOREIGN RISK (ALL FUNDS). Investments in foreign securities involve special risks not presented by U.S. investments. These special risks can increase the chance that a Fund may lose money.

COUNTRY-General securities market movements in any country in which a Fund has investments are likely to affect the value of a Fund's securities that trade in the country. These movements will affect a Fund's share price and a Fund's performance. The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

FOREIGN MARKETS-A Fund is subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for a Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the United States. The factors can reduce the amount the Fund can earn on its investments.

GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS-Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition.

CURRENCY-Some of a Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a Fund owns and a Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends out to its shareholders.

REAL ESTATE INVESTMENT TRUSTS (REITS) RISK (SMALL CAP VALUE). In addition to the risks facing real estate securities, the Fund's investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

--------------------------------------------------------------------------------

MANAGEMENT

MANAGEMENT'S  DISCUSSION  OF  FUND  PERFORMANCE [TO BE UPDATED]

The following is management's discussion of the performance of the Funds for the year ended December 31, 2002. This discussion provides an overview of the economy and how it affected the Funds during the year. It also provides a look into the current and future investment techniques and strategies of the Funds from the perspective of the portfolio managers.

GVIT  SMALL  CAP  VALUE  FUND

HOW  DID  THE  FUND  PERFORM  AGAINST  ITS  BENCHMARK  (CLASS  I)?

For the year ended Dec. 31, 2002, the GVIT Small Cap Value Fund returned ___% versus ___% for its benchmark, the Russell 2000 Value Index.

WHAT  OVERALL  MARKET  FACTORS  CONTRIBUTED  TO  THE  PORTFOLIO'S  PERFORMANCE?

                                [TO BE UPDATED]

WHAT  FACTORS/SECURITIES  CONTRIBUTED  TO  OR  DETRACTED  FROM  PERFORMANCE?

                                [TO BE UPDATED]


WHAT  IS  YOUR  VIEW  OF  THE  MARKET  AND  THE  FUND'S POSITION FOR THE FUTURE?

                                [TO BE UPDATED]

COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE GVIT SMALL CAP VALUE FUND (CLASS I SHARES) AND THE RUSSELL 2000 VALUE INDEX1,2

CHART  TK

GVIT  SMALL  CAP  VALUE  FUND1
Average  Annual  Total  Return
Periods  ended  December  31,  2002



                   1 YEAR   LIFE3
Class I shares       ____%   ____%
Class II shares3.    ____%   ____%
Class III shares3    ____%   ____%
Class IV shares4.    ____%   ____%

1 The calculations in the graph assume the reinvestment of dividends and distributions. The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2 The Russell 2000(R) Value Index measures the performance of the companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. Unlike mutual fund returns, the Russell 2000(R) Value Index does not include expenses. If expenses were included, the actual returns of this index would be lower.

3    The  Fund  commenced  operations  on  October  31,  1997.

4 These returns are based on the performance of the Class I shares of the GVIT Small Cap Value Fund which was achieved through December 31, 2001, prior to the creation of Class II, Class III or Class IV shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class II, Class III or Class IV shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class I shares produced. This is because Class II, Class III and Class IV shares invest in, or will invest in, the same portfolio of securities as Class I shares, and Class III and Class IV shares have similar expenses before any fee waivers or reimbursements. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.


Past  performance  is  not  predictive  of  future  performance.

GVIT  SMALL  COMPANY  FUND

HOW  DID  THE  FUND  PERFORM  AGAINST  ITS  BENCHMARK  (CLASS  I)?

For the year ended Dec. 31, 2002, the GVIT Small Company Fund returned ___% versus ___% for its benchmark, the Russell 2000(R).

WHAT  OVERALL  MARKET  FACTORS  CONTRIBUTED  TO  THE  PORTFOLIO'S  PERFORMANCE?

                                [TO BE UPDATED]

WHAT  FACTORS  CONTRIBUTED  TO  OR  DETRACTED  FROM  PERFORMANCE?

                                [TO BE UPDATED]

Note:  Portfolio  composition  is  subject  to  change.

WHAT  IS  YOUR  VIEW  OF  THE  MARKET  AND  THE  FUND'S POSITION FOR THE FUTURE?

                                [TO BE UPDATED]

COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE GVIT SMALL COMPANY FUND (CLASS I SHARES) AND THE RUSSELL 2000 INDEX1,2

CHART  TK

GVIT  SMALL  COMPANY  FUND3
Average  Annual  Total  Return
Periods  ended  December  31,  2002


                   1 YEAR   5 YEARS   LIFE4
Class I shares. .    ____%     ____%   ____%
Class II shares5.    ____%     ____%   ____%
Class III shares5    ____%     ____%   ____%
Class IV shares5.    ____%     ____%   ____%

1 The calculations in the graph assume the reinvestment of all dividends and distributions. The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2 The Russell 2000(R) Index is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. Unlike mutual fund returns, the Russell 2000 Index does not include expenses. If expenses were included, the actual returns of this Index would be lower.

3    The  performance  shown  includes performance for a period (prior to August
     15, 2001) when the Fund had a subadviser other than the Fund's current subadviser.

4    The  Fund  commenced  operations  on  October  23,  1995.

5 These returns are based on the performance of the Class I shares of the GVIT Small Company Fund which was achieved through December 31, 2001, prior to the creation of Class II, Class III or Class IV shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class II, Class III or Class IV shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class I shares produced. This is because Class II, Class III and Class IV shares invest in, or will invest in, the same portfolio of securities as Class I shares, and Class III and Class IV shares have similar expenses before any fee waivers or reimbursements. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.



Past  performance  is  not  predictive  of  future  performance.

--------------------------------------------------------------------------------

GVIT  SMALL  CAP  GROWTH  FUND

HOW  DID  THE  FUND  PERFORM  AGAINST  ITS  BENCHMARK  (CLASS  I)?

For the year ended Dec. 31, 2002, the GVIT Small Cap Growth Fund returned ___% versus ___% for its benchmark, the Russell 2000 Growth Index.

WHAT  OVERALL  MARKET  FACTORS  CONTRIBUTED  TO  THE  PORTFOLIO'S  PERFORMANCE?

                                [TO BE UPDATED]

WHAT  FACTORS/SECURITIES  CONTRIBUTED  TO  OR  DETRACTED  FROM  PERFORMANCE?

                                [TO BE UPDATED]

WHAT  IS  YOUR  VIEW  OF  THE  FUND'S  POSITION  FOR  THE  FUTURE?

                                [TO BE UPDATED]

COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE GVIT SMALL CAP GROWTH FUND (CLASS I SHARES) AND THE RUSSELL 2000 GROWTH INDEX1,2

CHART  TK

GVIT  SMALL  CAP  GROWTH  FUND3
Average  Annual  Total  Return
Periods  ended  December  31,  2002


                   1 YEAR   LIFE4
Class I shares       ____%   ____%
Class II shares5.    ____%   ____%
Class III shares5    ____%   ____%

1 The calculations in the graph assume the reinvestment of dividends and distributions. The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2 The Russell 2000(R) Growth Index measures the performance of the growth companies in the Russell 2000 Index, which contains approximately 2000 common stocks issued by smaller capitalization U.S. companies. Unlike mutual fund returns, the Russell 2000(R) Growth Index does not include expenses. If expenses were included, the actual returns of this index would be lower. 3 The performance shown includes performance for a period (prior to May 1, 2002) when the Fund had a subadviser other than the Fund's current subadviser.

4    The  Fund  commenced  operations  on  May  1,  1999.

5 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2002, prior to the creation of Class II or Class III shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class II or Class III shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class I shares produced. This is because Class II and Class III shares invest in, or will invest in, the same portfolio of securities as Class I shares and have similar expenses before any fee waivers or reimbursements. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares-Short-Term Trading Fees" on page 2__ for more information.

Past  performance  is  not  predictive  of  future  performance.

--------------------------------------------------------------------------------

INVESTMENT  MANAGEMENT

INVESTMENT  ADVISER

GARTMORE MUTUAL FUND CAPITAL TRUST (GMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of the Funds. Subject to the supervision and direction of the Trustees, GMF also determines the allocation of Fund assets among one or more of the subadvisers and evaluates and monitors the performance of the subadvisers. GMF is also authorized to select and place portfolio investments on behalf of a Fund and currently does so for a portion of the GVIT Small Company and GVIT Small Cap Value Funds. GMF was organized in 1999 and manages mutual fund assets. As of December 31, 2002, GMF and its affiliates had approximately $__ billion in assets under management, of which approximately $__ billion was managed by GMF.

Each Fund pays GMF a management fee, which is based on the Funds' average daily net assets. The total management fees (including fees paid to the subadvisers), paid by each of the Funds for the fiscal year ended December 31, 2002-expressed as a percentage of each Fund's average daily net assets-was as follows:


FUND                        FEE
GVIT Small Cap Value Fund.  ___%
GVIT Small Company Fund. .  ___%
GVIT Small Cap Growth Fund  ___%

PORTFOLIO  MANAGERS  FOR  THE  FUNDS  MANAGED  IN  PART  BY  GMF:

GVIT  SMALL  COMPANY  FUND  AND  GVIT  SMALL  CAP VALUE FUND PORTFOLIO MANAGERS:
Jeffrey C. Petherick and Mary C. Champagne are co-portfolio managers of the portion of the GVIT Small Company Fund and the GVIT Small Cap Value Fund managed by GMF. Prior to joining GMF in January 2000, Mr. Petherick and Ms. Champagne had co-managed institutional and retail small cap value equity investments at Loomis, Sayles & Company, L.P., including the Loomis Sayles Small Cap Value Fund, since June 1995. Mr. Petherick and Ms. Champagne also currently co-manage the Gartmore Value Opportunities Fund and the NorthPointe Small Cap Value Fund.

MULTI-MANAGEMENT  STRUCTURE

GMF and the Trust have received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that allows GMF to hire, replace or terminate subadvisers unaffiliated with GMF without the approval of shareholders. The order also allows GMF to revise a subadvisory agreement with an unaffiliated subadviser with Trustee approval but without shareholder approval. If a new subadviser is hired, shareholders will receive information about the new subadviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility.

GMF  provides  the  following  oversight  and  evaluation services to the Funds:

-    Performing  initial  due diligence on prospective subadvisers for the Funds

- Monitoring the performance of the subadvisers through ongoing analysis, as well as periodic consultations

-    Communicating  performance  expectations and evaluations to the subadvisers

- Ultimately recommending to the Board of Trustees whether a subadviser's contract should be renewed, modified or terminated

GMF does not expect to recommend frequent changes of subadvisers. GMF will periodically provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although GMF will monitor the performance of the subadvisers, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

THE SUBADVISERS. Subject to the supervision of GMF and the Trustees, a subadviser will manage all or a portion of a Fund's assets in accordance with a Fund's investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for a Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

SUBADVISORY  FEE  STRUCTURE:

GVIT  SMALL  CAP  VALUE  FUND:  GMF  has  selected  two subadvisers, The Dreyfus
Corporation and Banc One Investment Advisors, each of whom will manage part of the Fund's portfolio. In addition, GMF manages a portion of the Fund's portfolio itself. Prior to May 1, 2003 Dreyfus was the sole subadvisors to the Fund. Out of its management fee, GMF paid Dreyfus an annual subadvisory fee for the fiscal year ended December 31, 2002, based on the Fund's average daily net assets that are managed by that subadviser, of ___%:

Banc One Investment Advisors is the subadviser for a portion of the GVIT Small Cap Value Fund. Banc One is located at 1111 Polaris Parkway, Columbus, Ohio 43271. Banc One serves as investment advisor to other mutual funds and individual corporate, charitable and retirement accounts. As of December 31, 2002, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $___ billion in assets.

GVIT SMALL CAP VALUE FUND PORTFOLIO MANAGERS: The portion of the GVIT Small Cap Value Fund portfolio managed by Banc One is managed by a team of portfolio managers, research analysts and other investment management professionals. The research analysts provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, fund holdings and cash positions.

--------------------------------------------------------------------------------

GVIT SMALL COMPANY FUND: GMF has selected five subadvisers, each of whom will manage part of the Fund's portfolio. In addition, GMF manages a portion of the Fund's portfolio itself. Out of its management fee, GMF paid each subadviser an annual subadvisory fee for the fiscal year ended December 31, 2002, in an amount equal to 0.60% of the Fund's average daily net assets that are managed by that subadviser.

The  GVIT  Small  Company  Fund's  subadvisers  are:

The  Dreyfus  Corporation
Gartmore  Global  Partners
Neuberger  Berman,  LLC
Strong  Capital  Management,  Inc.
Waddell  &  Reed  Investment  Management  Company

GVIT SMALL CAP GROWTH FUND: GMF has selected two subadvisers, each of whom will manage part of the Fund's portfolio. In addition, GMF manages a portion of the Fund's portfolio itself. Out of its management fee for the fiscal year ended December 31, 2002, GMF paid each subadviser an annual subadvisory fee in an amount equal to 0.60% of the Fund's average daily net assets that are managed by that subadviser.

The  Small  Cap  Growth  Fund's  subadvisers  are:

Waddell  &  Reed  Investment  Management  Company
Neuberger  Berman,  LLC

Prior to May 1, 2002, Morgan Stanley Investments, LP managed a portion of the GVIT Small Cap Growth Fund.

THE DREYFUS CORPORATION (DREYFUS) is the subadviser for portions of the GVIT Small Cap Value Fund and the GVIT Small Company Fund. Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. As of December 31, 2001, Dreyfus managed or administered approximately $__ billion in assets for approximately __ million investor accounts nationwide.

GVIT SMALL CAP VALUE FUND PORTFOLIO MANAGER: Peter I. Higgins has primary day-to-day responsibility for management of the portion of the GVIT Small Cap Value Fund's portfolio managed by Dreyfus. He has held that position since the inception of the Fund, and has been employed by Dreyfus since May 1996 and by The Boston Company Asset Management, LLC, an affiliate of Dreyfus or its predecessor since May 1991.

GVIT SMALL COMPANY FUND PORTFOLIO MANAGERS: The primary portfolio managers for the portion of the GVIT Small Company Fund's portfolio managed by Dreyfus are Paul Kandel and Hilary Woods. Mr. Kandel serves as a Senior Sector Manager for the technology and telecommunications industries in the Small Capitalization Equity Group. Prior to joining Dreyfus in October 1994, Mr. Kandel was a manager at Ark Asset Management where he researched and recommended stocks and initial public offerings in the telecommunications, technology and selected media industries.

Ms. Woods serves as a Senior Sector Manager for the capital goods industries in the Small Capitalization Equity Group. She has held this position and worked in the Dreyfus Equity Research Department since 1987.

GARTMORE GLOBAL PARTNERS (GGP), 1200 River Road, Conshohocken, Pennsylvania 19428, is a subadviser for a portion of the GVIT Small Company Fund. GGP is a global asset manager dedicated to serving the needs of U.S. based investors. GGP was formed in 1995 as a registered investment adviser and manages approximately $__ billion in assets.

GVIT SMALL COMPANY FUND PORTFOLIO MANAGERS: Jon D. Brorson has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading.

John J. Zielinski has co-managed an equity mutual fund and managed other equity portfolios for another investment manager since 1980.

Kenneth J. Turek has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985.

David H. Burshtan has managed two equity mutual funds and other equity portfolios for another investment manager from 1999 - 2002. From 1995 - 1999, he managed small-cap portfolios for another manager.

Each team member listed above is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC.

NEUBERGER BERMAN, LLC (NEUBERGER BERMAN) is the subadviser for a portion of each of the GVIT Small Company and GVIT Small Cap Growth Funds. It has offices located at 605 Third Avenue, New York, New York 10158. Neuberger Berman and its predecessor firms and affiliates have specialized in the management of no-load mutual funds since 1950. Neuberger Berman and its affiliates manage securities accounts that had approximately $__ billion of assets as of December 31, 2002. Neuberger Berman is a member firm of the NYSE and other principal exchanges and acts as the Funds' primary broker in the purchase and sale of securities for the portion of the Funds' portfolio managed by Neuberger Berman.

GVIT SMALL COMPANY FUND PORTFOLIO MANAGERS: Judith M. Vale, who has been a member of the Small Cap Group since 1992, and Robert D'Alelio, who has been a member of the Small Cap Group since 1996, are responsible for the day-to-day management of Neuberger Berman's subadvisory activities for the GVIT Small Company Fund. Ms. Vale and Mr. D'Alelio also have primary responsibility for the day-to-day management of the Neuberger Berman Genesis Portfolio.

--------------------------------------------------------------------------------

GVIT SMALL CAP GROWTH FUND PORTFOLIO MANAGERS: Michael F. Malouf has been with Neuberger Berman since 1998 as a portfolio manager. He is also a Vice President of its affiliate, Neuberger Berman Management Inc. From 1991 to 1998 he served as an analyst, and then as portfolio manager, at Dresdner RCM Global Investors LLC.

Jennifer K. Silver is a principal of Neuberger Berman and a Vice President of its affiliate, Neuberger Berman Management Inc. She has been the Director of the Growth Equity Group since 1997. From 1981 to 1997, she was an analyst and a portfolio manager at Putnam Investments.

STRONG  CAPITAL  MANAGEMENT  INC.  (STRONG), P.O. Box 2936, Milwaukee, Wisconsin
53201, is the subadviser for a portion of the GVIT Small Company Fund. Strong was formed in 1974. Since then, its principal business has been providing investment advice for individuals and institutional accounts. Strong provides investment management services for mutual funds and other investment portfolios representing assets of over $46 billion as of December 31, 2001.

GVIT SMALL COMPANY FUND PORTFOLIO MANAGERS: Ronald C. Ognar and Brandon M. Nelson are co-portfolio managers for the portion of the GVIT Small Company Fund managed by Strong. Together they are primarily responsible for the day-to-day management of Strong's portion of the Fund's portfolio.

Ronald  C.  Ognar,  CFA,  has  over 30 years of investment experience. He joined
Strong as a portfolio manager in April 1993. Mr. Ognar also manages the Strong Growth Fund and the Strong Growth 20 Fund; and he co-manages the Strong Advisor Mid Cap Growth Fund, Strong Advisor Focus Fund, Strong Large Cap Growth Fund, and the Strong Mid Cap Growth Fund II.

Brandon M. Nelson, CFA, has over four years of investment experience. Mr. Nelson joined Strong as a research analyst in 1996. Mr. Nelson received an M.S. degree in finance from the University of Wisconsin Madison and was selected to participate in the Applied Security Analysis Program. Mr. Nelson also earned a B.B.A. degree in finance from the University of Wisconsin Madison. Mr. Nelson is also co-portfolio manager to two other small-cap funds for which Strong acts as subadviser.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY (WRIMCO) is located at 6300 Lamar, P.O. Box 29217, Overland Park, KS 66201. WRIMCO acts as investment manager to numerous investment companies and accounts and is subadviser for portions of the GVIT Small Company Fund and the GVIT Small Cap Growth Fund. As of December 31, 2001, WRIMCO managed over $31 billion in assets.

GVIT  Small Company Fund and GVIT Small Cap Growth Fund Portfolio Managers: Mark
G. Seferovich and Gilbert Scott are responsible for the day-to-day management of the GVIT Small Company Fund and the GVIT Small Cap Growth Fund. Mr. Seferovich is Senior Vice President of WRIMCO. Mr. Seferovich has served as portfolio manager of investment companies managed by WRIMCO and its predecessor since February 1989. From March 1996 to March 1998, Mr. Seferovich was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company, a former affiliate of WRIMCO. Mr. Scott is a Vice President of WRIMCO. Mr. Scott served as assistant portfolio manger and/or analyst of investment companies managed by WRIMCO since 1997.

--------------------------------------------------------------------------------

BUYING  AND  SELLING  FUND  SHARES

WHO  CAN  BUY  SHARES  OF  THE  FUNDS

Class I and Class III shares of the Funds are sold to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company, (collectively, "Nationwide") to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts). Class III shares may be subject to a short-term trading fee as described below. Class II shares may be sold to other insurance companies that are not affiliated with Nationwide or the Funds and to certain Nationwide separate accounts if Nationwide or its affiliates provide additional services necessary for it to receive 12b-1 fees. Shares of the Funds are not sold to individual investors.

Class IV shares of the GVIT Small Cap and GVIT Small Company Funds will be sold to separate accounts of
- Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (NLICA);
- Nationwide Life and Annuity Company of America (formerly Providentmutual Life and Annuity Company of America) (NLACA); and
- National Life Insurance Company of Vermont (NLIC) to fund benefits payable under the NLICA, NLACA and NLIC variable insurance contracts.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

Each Fund sells Class I and Class III shares to separate accounts of Nationwide. Each Fund may also sell Class II shares to separate accounts of other unaffiliated insurance companies and of Nationwide in limited circumstances. In addition, Class IV shares of the GVIT Small Cap Value and GVIT Small Company Funds will be sold to separate accounts of NLICA, NLACA and NLIC. Those Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more of these Funds and shares of another Fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The  distributor  for  the  Funds  is  Gartmore  Distribution  Services,  Inc.

PURCHASE  PRICE

The purchase price of each share of a Fund is its "net asset value" (or NAV) next determined after the order is received. No sales charge is imposed on the purchase of a Fund's Class I shares. Generally, net assets are based on the market value of the securities owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the assets of a Fund allocable to such class, less its liabilities allocable to that class, divided by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The  Funds  do  not  determine  NAV  on  the  following  days:

-    New  Year's  Day

-    Martin  Luther  King  Jr.  Day

-    Presidents'  Day

-    Good  Friday

-    Memorial  Day

-    Independence  Day

-    Labor  Day

-    Thanksgiving  Day

-    Christmas  Day

-    Other  days  when  the  New  York  Stock  Exchange  is  not  open.

A  Fund  reserves  the  right  not  to  determine  NAV  when:

-    It  has  not  received any orders to purchase, sell, or exchange shares, or

-    Changes  in  the  value  of  the  Fund's  portfolio do not affect its NAV.

If current prices are not available for a security, or if Gartmore SA Capital Trust, as the Fund's administrator or its agent determines that the price of a security does not represent its fair value, the security may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

SELLING  SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

--------------------------------------------------------------------------------

DISTRIBUTIONS  AND  TAXES

RESTRICTIONS  ON  SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determioned by the Securities and Exchange Commission).

A Fund may delay any exchange, transfer or redemption request if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

SHORT-TERM  TRADING  FEES

Short-term trading may be defined as frequent, short-term exchange activity for the purpose of profiting from day to day fluctuations in the Fund's share price. This activity increases portfolio management expenses and disrupts portfolio management strategies. This, in turn, increases the probability that portfolio performance will be negatively impacted for all variable insurance contract owners indirectly investing in a Fund.

For these reasons, the Funds reserve the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner. A separate account that redeems Class III shares on behalf of a variable insurance contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the variable insurance contract owner for 60 days or less. For this purpose, if Class III shares were purchased on separate days, the Class III shares held on behalf of the variable insurance contract owner the longest will be treated as being redeemed first and the Class III shares held on behalf of the variable insurance contract owner the shortest as being redeemed last.

The short-term trading fees are deducted from the proceeds of the affected Fund when a short-term redemption within the variable insurance contract occurs (i.e. the affected Fund is held 60 days or less) by the insurance company on behalf of the Fund, and they are intended to discourage variable insurance contract owners from short-term trading of Class III shares. They are designed to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading.

This fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as "short-term trading." These redemptions within a variable insurance contract include, but are not limited to, the redemptions made by the separate account for the following variable insurance owner transactions:

1. Scheduled and systematic redemptions, including asset rebalancing and dollar cost averaging

2. Variable insurance contract withdrawals or loans, including required minimum distributions

3. Redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION  PLAN

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits a Fund to compensate the distributor of a Fund for expenses associated with distributing and selling Class II shares of the Fund and providing shareholder services. Under the Distribution Plan, a Fund pays its distributor from its Class II shares, a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the Fund's Class II shares average daily net assets.

Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the past five years (or for the period of the Fund's operations if less than five years). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of all dividends and distributions. THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT WILL BE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN. If financial highlights are not presented in the table for particular class, that class had not commenced operations as of June 30, 3002.

The information for the years ended December 31, 2002, 2001, 1999, 1998 and 1997 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

                              GVIT  SMALL  CAP  VALUE  FUND
--------------------------------------------------------------------------------

                                   CLASS  I  SHARES
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                          YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                         DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                             2002          2001 (a)          2000            1999            1998
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE -
BEGINNING
OF PERIOD. . . . . . .  $       10.36   $        8.70   $        9.72   $        9.49   $        9.79
-----------------------------------------------------------------------------------------------------
INVESTMENT
ACTIVITIES:
Net investment
income (loss). . . . .              -               -           (0.02)          (0.02)          (0.01)
-----------------------------------------------------------------------------------------------------
Net realized and
unrealized
gains (losses)
on investments . . . .          (2.78)           2.44            1.06            2.38           (0.29)
-----------------------------------------------------------------------------------------------------
Total investment
activities . . . . . .          (2.78)           2.44            1.04            2.36           (0.30)
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net realized gains . .          (0.21)          (0.78)          (2.06)          (2.13)              -
-----------------------------------------------------------------------------------------------------
Total distributions. .          (0.21)          (0.78)          (2.06)          (2.13)              -
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD. . . . .  $        7.37   $       10.36   $        8.70   $        9.72   $        9.49
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Total Return . . . . .        (27.16%)          28.28%          11.20%          27.84%         (3.06%)
RATIOS/SUPPLEMENTAL
DATA:
Net Assets,
at end of period (000)  $     467,165   $     697,860   $     280,110   $     131,929   $      50,439
Ratio of expenses
to average
net assets . . . . . .           1.11%           1.05%           1.05%           1.05%           1.05%
Ratio of net
investment income
(loss) to average
net assets . . . . . .           0.01%           0.04%         (0.31%)         (0.28%)         (0.21%)
Ratio of expenses
(prior to
reimbursements)
to average
net assets*. . . . . .           1.11%           1.15%           1.20%           1.27%           1.33%
Ratio of net
investment
income (loss)
(prior to
reimbursements)
to average
net assets*. . . . . .           0.01%         (0.06%)         (0.46%)         (0.50%)         (0.49%)
Portfolio
turnover (g) . . . . .         127.77%         164.87%         181.85%         270.26%         283.65%




                          CLASS II SHARES    CLASS III SHARES
-------------------------------------------------------------------
                           PERIOD ENDED        PERIOD ENDED
                           DECEMBER 31,        DECEMBER 31,
                             2002 (b)            2002 (c)
-------------------------------------------------------------------
NET ASSET VALUE -
BEGINNING OF
PERIOD. . . . . . . . .  $          10.26   $           10.48
-------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment
income (loss) . . . . .                 -                   -
Net realized
and unrealized
gains (losses)
on investments. . . . .             (2.68)              (2.89)
-------------------------------------------------------------------
Total investment
activities. . . . . . .             (2.68)              (2.89)
-------------------------------------------------------------------
DISTRIBUTIONS:
Net realized gains. . .             (0.21)              (0.21)
-------------------------------------------------------------------
Total distributions . .             (0.21)              (0.21)
-------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD . . . . .  $           7.37   $            7.38
-------------------------------------------------------------------
-------------------------------------------------------------------
Total Return. . . . . .       (26.46%) (d)        (27.88%) (d)
RATIOS/SUPPLEMENTAL
DATA:
Net Assets,
at end of period (000).  $          1,472   $               63
Ratio of expenses
to average net assets .          1.32% (e)           1.07% (e)
Ratio of net
investment income
(loss) to
average net
assets. . . . . . . . .          0.13% (e)           0.60% (e)
Ratio of
expenses
(prior to
reimbursements)
to average
net assets* . . . . . .                (f)                 (f)
Ratio of net
investment
income (loss)
(prior to
reimbursements)
to average
net assets* . . . . . .                (f)                 (f)
Portfolio
turnover (g). . . . . .            127.77%             127.77%

--------------------------------------------------------------------------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.

(c) For the period from May 3, 2002 (commencement of operations) through December 31, 2002.

(d)  Not  annualized.

(e)  Annualized.

(f)  There  were  no  fee  reductions  during  the  period.

(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                              GVIT  SMALL  COMPANY  FUND
--------------------------------------------------------------------------------

                                   CLASS  I  SHARES
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                         2002          2001 (a)          2000            1999            1998
-------------------------------------------------------------------------------------------------
NET ASSET VALUE -
BEGINNING OF
PERIOD . . . . . .  $       18.64   $       20.00   $       22.12   $       16.01   $       15.85
-------------------------------------------------------------------------------------------------
INVESTMENT
ACTIVITIES:
Net investment
income (loss). . .          (0.07)              -            0.02           (0.03)           0.03
Net realized
and unrealized
gains (losses)
on investments . .          (3.16)          (1.34)           1.91            7.03            0.13
-------------------------------------------------------------------------------------------------
Total
investment
activities . . . .          (3.23)          (1.34)           1.93            7.00            0.16
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment
income . . . . . .              -           (0.02)          (0.01)              -               -
Net realized
gains. . . . . . .              -               -           (4.04)          (0.89)              -
-------------------------------------------------------------------------------------------------
Total
distributions. . .              -           (0.02)          (4.05)          (0.89)              -
-------------------------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD. . .  $       15.41   $       18.64   $       20.00   $       22.12   $       16.01
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Total Return . . .        (17.33%)         (6.70%)           8.90%          44.02%           1.01%
Ratios/
SUPPLEMENTAL
DATA:
Net Assets, at
end of period
(000). . . . . . .  $     561,836   $     743,468   $     790,607   $     542,537   $     406,569
Ratio of
expenses to
average net
assets . . . . . .           1.18%           1.20%           1.21%           1.15%           1.07%
Ratio of net
investment
income (loss)
to average
net assets . . . .         (0.33%)           0.02%           0.06%         (0.16%)           0.21%
Portfolio
turnover (f) . . .          92.59%         135.90%         163.66%         134.74%         141.27%




                       CLASS II SHARES    CLASS III SHARES
-----------------------------------------------------------
                        PERIOD ENDED        PERIOD ENDED
                        DECEMBER 31,        DECEMBER 31,
                          2002 (b)            2002 (c)
-----------------------------------------------------------
NET ASSET VALUE -
BEGINNING OF
PERIOD . . . . . . .  $          18.70   $           17.48
-----------------------------------------------------------
INVESTMENT
ACTIVITIES:
Net investment
income (loss). . . .             (0.03)              (0.01)
Net realized
and unrealized
gains (losses)
on investments . . .             (3.28)              (2.05)
-----------------------------------------------------------
Total investment
activities . . . . .             (3.31)              (2.06)
-----------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD. . . .  $          15.39   $           15.42
-----------------------------------------------------------
-----------------------------------------------------------
Total Return . . . .       (17.70%) (d)        (11.78%) (d)
RATIOS/SUPPLEMENTAL
DATA:
Net Assets, at end
of period (000). . .  $          2,325   $              51
Ratio of
expenses to
average net
assets . . . . . . .          1.44% (e)           1.15% (e)
Ratio of net
investment
income (loss)
to average
net assets . . . . .        (0.54%) (e)         (0.25%) (e)
Portfolio
turnover (f) . . . .             92.59%              92.59%


--------------------------------------------------------------------------------
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from March 5, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from July 1, 2002 (commencement of operations) through December 31, 2002.
(d)  Not  annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See  notes  to  financial  statements.

--------------------------------------------------------------------------------------------------------------------------
                                                 GVIT  SMALL  CAP  GROWTH  FUND
--------------------------------------------------------------------------------------------------------------------------
                     CLASS I SHARES    CLASS II SHARES    CLASS III SHARES
                       YEAR ENDED        YEAR ENDED          YEAR ENDED       PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                      DECEMBER 31,      DECEMBER 31,        DECEMBER 31,      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                          2002            2001 (a)              2000            1999 (b)        2002 (c)        2002 (d)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -
BEGINNING OF
PERIOD . . . . . .  $         14.48   $          16.24   $           19.69   $       10.00   $       13.59   $       10.95
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT
ACTIVITIES:
Net investment
income (loss). . .            (0.11)             (0.07)              (0.02)          (0.01)          (0.04)          (0.04)
Net realized
and unrealized
gains (losses)
on investments . .            (4.71)             (1.69)              (3.10)          10.48           (3.92)          (1.29)
--------------------------------------------------------------------------------------------------------------------------
Total
investment
activities . . . .            (4.82)             (1.76)              (3.12)          10.47           (3.96)          (1.33)
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net realized
gains. . . . . . .                -                  -               (0.33)          (0.78)              -               -
--------------------------------------------------------------------------------------------------------------------------
Total
distributions. . .                -                  -               (0.33)          (0.78)              -               -
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD. . .  $          9.66   $          14.48   $           16.24   $       19.69   $        9.63   $        9.62
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return . . .          (33.29%)           (10.84%)            (16.17%)     105.01% (e)    (29.14%) (e)    (12.15%) (e)
RATIOS/
SUPPLEMENTAL
DATA:
Net Assets,
at end of
period (000) . . .  $       100,308   $        143,982   $          93,891   $      19,541   $       1,652   $          17
Ratio of
expenses to
average
net assets . . . .             1.35%              1.30%               1.30%       1.30% (f)       1.63% (f)       1.27% (f)
Ratio of net
investment
income (loss)
to average
net assets . . . .           (1.03%)            (0.65%)             (0.22%)     (0.24%) (f)     (1.33%) (f)     (0.94%) (f)
Ratio of
expenses
(prior to
reimbursements)
to average
net assets*. . . .             1.35%              1.43%               1.60%       3.40% (f)             (g)             (g)
Ratio of net
investment
income (loss)
(prior to
reimbursements)
to average
net assets*. . . .           (1.03%)            (0.78%)             (0.52%)     (2.34%) (f)             (g)             (g)
Portfolio
turnover (h) . . .           165.97%            124.61%             182.48%         130.98%         165.97%         165.97%


--------------------------------------------------------------------------------------------------------------------------
*    During  the  period  certain  fees  were  waived and/or reimbursed. If such waivers/reimbursements  had  not  occurred,  the  ratios would have been as indicated.
(a)  The existing shares of the Fund were designated Class I shares as of May 1,
     2001.
(b)  For  the  period  from  May  1,  1999  (commencement of operations) through
     December  31,  1999.
(c)  For  the  period  from  March  7, 2002 (commencement of operations) through
     December  31,  2002.
(d)  For  the  period  from  July  5,  2002 (commencement of operations) through
     December  31,  2002.
(e)  Not  annualized.
(f)  Annualized.
(g)  There  were  no  fee  reductions  during  the  period.
(h)  Portfolio  turnover  is  calculated  on  the  basis  of the Fund as a whole without  distinguishing  among  the  classes  of  shares.

See  notes  to  financial  statements.

--------------------------------------------------------------------------------

[THIS  PAGE  LEFT  BLANK  INTENTIONALLY]

--------------------------------------------------------------------------------

[THIS  PAGE  LEFT  BLANK  INTENTIONALLY]

--------------------------------------------------------------------------------

INFORMATION  FROM  GARTMORE  FUNDS

Please read this Prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents - which may be obtained free of charge - contain additional information about the Funds:

- Statement of Additional Information (incorporated by reference into this Prospectus)

-    Annual  Report

-    Semi-Annual  Report

To obtain a document free of charge, call 1-800-848-6331 or contact your variable insurance provider.

INFORMATION  FROM  THE  SECURITIES  AND  EXCHANGE  COMMISSION  (SEC)

You  can  obtain  copies  of  Fund  documents  from  the  SEC  as  follows:

IN  PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY  MAIL:

Securities  and  Exchange  Commission
Public  Reference  Section
Washington,  D.C.  20549-0102
(The  SEC  charges  a  fee  to  copy  any  documents.)

ON  THE  EDGAR  DATABASE  VIA  THE  INTERNET:

www.sec.gov

BY  ELECTRONIC  REQUEST:

publicinfo@sec.gov

THE  TRUST'S  INVESTMENT  COMPANY  ACT  FILE  NO.:  811-3213

LOGO

GARTMORE  FUNDS

P.O.  Box  182205
Columbus,  Ohio  43218-2205
WWW.GARTMOREFUNDS.COM

FND-4426  5/03


--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2003

                        GARTMORE VARIABLE INSURANCE TRUST
                 (formerly "Nationwide Separate Account Trust")

                            Comstock GVIT Value Fund
                 (formerly "Federated GVIT Equity Income Fund")
                      Dreyfus GVIT International Value Fund
                         Dreyfus GVIT Mid Cap Index Fund
                  (formerly "Dreyfus NSAT Mid Cap Index Fund")
                      Federated GVIT High Income Bond Fund
                (formerly "Federated NSAT High Income Bond Fund")
                     Gartmore GVIT Asia Pacific Leaders Fund
                      Gartmore GVIT Developing Markets Fund
                       Gartmore GVIT Emerging Markets Fund
                (formerly "Gartmore NSAT Emerging Markets Fund")
                       Gartmore GVIT European Leaders Fund
                 (formerly "Gartmore NSAT European Growth Fund")
                  Gartmore GVIT Global Financial Services Fund
                    Gartmore GVIT Global Health Sciences Fund
              (formerly "Gartmore NSAT Global Health Sciences Fund")
                        Gartmore GVIT Global Leaders Fund
                  (formerly "Gartmore NSAT Global Leaders Fund")
                    Gartmore GVIT Global Small Companies Fund
              (formerly "Gartmore NSAT Global Small Companies Fund")
             Gartmore GVIT Global Technology and Communications Fund
       (formerly "Gartmore NSAT Global Technology and Communications Fund")
                       Gartmore GVIT Global Utilities Fund
                       Gartmore GVIT Government Bond Fund
                        (formerly "Government Bond Fund")
                            Gartmore GVIT Growth Fund
                     (formerly "Capital Appreciation Fund")
                     Gartmore GVIT International Growth Fund
              (formerly "Gartmore NSAT International Growth Fund")
               Gartmore GVIT Investor Destinations Aggressive Fund
             (formerly "NSAT Investor Destinations Aggressive Fund")
         Gartmore GVIT Investor Destinations Moderately Aggressive Fund
       (formerly "NSAT Investor Destinations Moderately Aggressive Fund")
                Gartmore GVIT Investor Destinations Moderate Fund
              (formerly "NSAT Investor Destinations Moderate Fund")
        Gartmore GVIT Investor Destinations Moderately Conservative Fund
      (formerly "NSAT Investor Destinations Moderately Conservative Fund")
              Gartmore GVIT Investor Destinations Conservative Fund
            (formerly "NSAT Investor Destinations Conservative Fund")
                         Gartmore GVIT Money Market Fund
                         (formerly "Money Market Fund")
                       Gartmore GVIT Money Market Fund II
                        (formerly "Money Market Fund II")
                          Gartmore GVIT Nationwide Fund
                   (formerly "Gartmore GVIT Total Return Fund")
                      Gartmore GVIT Nationwide Leaders Fund
                  (formerly "Gartmore GVIT U.S. Leaders Fund")
                             Gartmore GVIT OTC Fund
                       (formerly "Gartmore NSAT OTC Fund")
                     Gartmore GVIT U.S. Growth Leaders Fund
                      Gartmore GVIT Worldwide Leaders Fund
                     (formerly "Nationwide Global 50 Fund")
                           GVIT Equity 500 Index Fund
                             GVIT Small Company Fund
                   (formerly "Nationwide Small Company Fund")
                           GVIT Small Cap Growth Fund
                  (formerly "Nationwide Small Cap Growth Fund")
                            GVIT Small Cap Value Fund
                  (formerly "Nationwide Small Cap Value Fund")
                         J.P. Morgan GVIT Balanced Fund
                   (formerly "J.P. Morgan NSAT Balanced Fund")
                         MAS GVIT Multi Sector Bond Fund
                  (formerly "MAS NSAT Multi Sector Bond Fund")
                      Nationwide GVIT Strategic Value Fund
                  (formerly "Nationwide Strategic Value Fund")
                        Gartmore GVIT Mid Cap Growth Fund
                  (formerly "Strong GVIT Mid Cap Growth Fund")
                          Turner GVIT Growth Focus Fund
                   (formerly "Turner NSAT Growth Focus Fund")

Gartmore Variable Insurance Trust is a registered open-end investment company currently consisting of 38 series. This Statement of Additional Information relates to all series of the Trust (each, a "Fund" and collectively, the "Funds").

     This Statement of Additional Information is not a prospectus but the Statement of Additional Information is incorporated by reference into the following Prospectuses. It contains information in addition to and more detailed than that set forth in the Prospectuses for the Funds and should be read in conjunction with the following Prospectuses:

[Gartmore  GVIT  Mid  Cap  Growth Fund,] Dreyfus GVIT Mid Cap Index Fund, Turner
     GVIT Growth Focus Fund, Comstock GVIT Value Fund, J.P. Morgan GVIT Balanced Fund, MAS GVIT Multi Sector Bond Fund, Federated GVIT High Income Bond Fund, GVIT Equity 500 Index Fund and Dreyfus GVIT International Value Fund, dated May 1, 2003.
GVIT Small  Cap  Value  Fund,  GVIT Small Company Fund and GVIT Small Cap Growth
     Fund  dated  May  1,  2003.
Nationwide  GVIT  Strategic  Value  Fund  dated  May  1,  2003.
Gartmore GVIT Nationwide Fund and Gartmore GVIT Growth Fund dated May 1, 2003. Gartmore GVIT Government Bond Fund and Gartmore GVIT Money Market Fund dated May
     1,  2003.
Gartmore  GVIT  Global  Technology and Communications Fund, Gartmore GVIT Global
     Financial Services Fund, Gartmore GVIT Global Utilities Fund and Gartmore GVIT Global Health Sciences Fund dated May 1, 2003.
Gartmore  GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund
     dated  May  1,  2003.
Gartmore  GVIT Global Leaders Fund and Gartmore GVIT Global Small Companies Fund
     dated May 1, 2003 (shares of these Funds are not currently offered). Gartmore GVIT OTC Fund dated May 1, 2003 (shares of this Fund are not currently offered).
Gartmore GVIT Worldwide Leaders Fund, Gartmore GVIT Nationwide Leaders Fund and Gartmore GVIT U.S. Growth Leaders Fund, dated May 1, 2003.
Gartmore  GVIT Asia Pacific Leaders Fund and Gartmore GVIT European Leaders Fund
     dated May 1, 2003 (shares of these Funds are not currently offered). Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore GVIT Investor
     Destinations Moderately Aggressive Fund, Gartmore GVIT Investor Destinations Moderate Fund, Gartmore GVIT Investor Destinations Moderately Conservative Fund and Gartmore GVIT Investor Destinations Conservative Fund (collectively the "GVIT Investor Destinations Funds") dated May 1, 2003.
Gartmore  GVIT  Money  Market  Fund  II  dated  May  1,  2003.
Gartmore  GVIT  Developing Markets Fund, Class I and II Shares, dated April ___,
     2003.

     Terms not defined in this Statement of Additional Information have the meanings assigned to them in the Prospectuses. The Prospectuses may be obtained from Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2202, or by calling toll free 1-800-848-6331.



TABLE OF CONTENTS                                                        PAGE
-----------------------------------------------------------------------  ----
General Information and History                                                  1
Additional Information on Portfolio Instruments and Investment Policies          1
Description of Portfolio Instruments and Investment Policies                     8
Investment Restrictions                                                         51
Major Shareholders                                                              57
Trustees and Officers of the Trust                                              71
Performance Advertising                                                         79
Investment Advisory and Other Services                                          84
Brokerage Allocations                                                          113
Purchases, Redemptions and Pricing of Shares                                   122
Additional Information                                                         124
Tax Status                                                                     126
Other Tax Consequences                                                         126
Tax Consequences to Shareholders                                               127
Financial Statements                                                           127
Appendix A - Debt Ratings                                                      128

GENERAL  INFORMATION  AND  HISTOR
Y
     Gartmore Variable Insurance Trust, formerly Nationwide Separate Account Trust, is an open-end investment company organized under the laws of Massachusetts by a Declaration of Trust, dated June 30, 1981, as subsequently amended. The Trust currently offers shares in 38 separate series, each with its own investment objective. The following Funds are diversified funds as defined in the Investment Company Act of 1940, as amended (the "1940 Act"): Comstock GVIT Value Fund, Dreyfus GVIT International Value Fund, Dreyfus GVIT Mid Cap Index Fund, Federated GVIT High Income Bond Fund, Gartmore GVIT Developing Markets Fund, Gartmore GVIT Emerging Markets Fund, Gartmore GVIT Global Leaders Fund, Gartmore GVIT Global Small Companies Fund, Gartmore GVIT Government Bond
Fund, Gartmore GVIT Growth Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Money Market Fund, Gartmore GVIT Money Market Fund II, Gartmore GVIT Nationwide Fund, Gartmore GVIT OTC Fund, GVIT Small Cap Growth Fund, GVIT Small Cap Value Fund, GVIT Small Company Fund, J.P. Morgan GVIT Balanced Fund, MAS GVIT Multi Sector Bond Fund, Nationwide GVIT Strategic Value Fund and Gartmore GVIT Mid Cap Growth Fund. The following Funds are not diversified funds: Turner GVIT Growth Focus Fund, Gartmore GVIT Global Health Sciences Fund, Gartmore GVIT European Leaders Fund, Gartmore GVIT Nationwide Leaders Fund,
Gartmore GVIT U.S. Growth Leaders Fund, Gartmore GVIT Worldwide Leaders Fund, Gartmore GVIT Asia Pacific Leaders Fund, Gartmore GVIT Global Financial Services Fund, Gartmore GVIT Global Technology and Communications Fund, Gartmore GVIT Global Utilities Fund, GVIT Equity 500 Index Fund, each of the GVIT Investor Destinations Funds.

ADDITIONAL  INFORMATION  ON  PORTFOLIO  INSTRUMENTS  AND  INVESTMENT  POLICIES

ALL  FUNDS

     The Funds invest in a variety of securities and employ a number of investment techniques, which involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. This Statement of Additional Information (SAI) contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may invest in or follow the corresponding instrument or technique. An empty box indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique.

     With respect to the GVIT Investor Destinations Funds, this Statement of Additional Information uses the term "Fund" to include the Underlying Funds in which such Funds invest. Please review the discussions in the Prospectus for further information regarding the investment objectives and policies of each GVIT Investor Destinations Fund, including their respective Underlying Funds.





TYPE                GARTMORE  GARTMORE  DREYFUS  GARTMORE  GARTMORE  GARTMORE  GARTMORE   COMSTOCK   GARTMORE     J.P.
OF                    GVIT      GVIT     GVIT      GVIT      GVIT      GVIT      GVIT       GVIT       GVIT      MORGAN
INVESTMENT           GROWTH     MID       MID     SMALL     SMALL     SMALL    WORLDWIDE   VALUE    NATIONWIDE    GVIT
OR                              CAP       CAP    COMPANY     CAP       CAP      LEADERS                         BALANCED
TECHNIQUE                      GROWTH    INDEX              GROWTH    VALUE
------------------------------------------------------------------------------------------------------------------------
U.S.                Y         Y         Y        Y         Y         Y         Y          Y         Y           Y
COMMON
STOCKS
------------------------------------------------------------------------------------------------------------------------
PREFERRED           Y         Y         Y        Y         Y         Y         Y          Y         Y           Y
STOCKS
------------------------------------------------------------------------------------------------------------------------
SMALL               Y         Y         Y        Y         Y         Y         Y          Y         Y
COMPANY
STOCKS
------------------------------------------------------------------------------------------------------------------------
SPECIAL             Y         Y         Y        Y         Y         Y         Y          Y         Y
SITUATION
COMPANIES
------------------------------------------------------------------------------------------------------------------------
ILLIQUID            Y         Y         Y        Y         Y         Y         Y          Y         Y           Y
SECURITIES
------------------------------------------------------------------------------------------------------------------------
RESTRICTED          Y         Y         Y        Y         Y         Y         Y          Y         Y           Y
SECURITIES
------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED         Y         Y         Y        Y         Y         Y         Y          Y         Y           Y
DELAYED-
DELIVERY
SECURITIES
------------------------------------------------------------------------------------------------------------------------
LIMITED                                          Y                                        Y
LIABILITY
COMPANIES
------------------------------------------------------------------------------------------------------------------------
INVESTMENT          Y         Y         Y        Y         Y         Y         Y          Y         Y           Y
COMPANIES
------------------------------------------------------------------------------------------------------------------------
REAL                          Y         Y        Y         Y         Y         Y          Y                     Y
ESTATE
SECURITIES
------------------------------------------------------------------------------------------------------------------------
SECURITIES          Y         Y         Y        Y         Y         Y         Y          Y         Y           Y
OF FOREIGN
ISSUERS
------------------------------------------------------------------------------------------------------------------------
DEPOSITARY          Y         Y         Y        Y         Y         Y         Y          Y         Y           Y
RECEIPTS
------------------------------------------------------------------------------------------------------------------------
SECURITIES                                       Y         Y                   Y          Y                     Y
FROM
DEVELOPING
COUNTRIES/
EMERGING
MARKETS
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE         Y         Y         Y        Y         Y         Y         Y          Y         Y           Y
SECURITIES
------------------------------------------------------------------------------------------------------------------------
LONG-TERM                               Y        Y         Y         Y                    Y                     Y
DEBT
------------------------------------------------------------------------------------------------------------------------
LONG-TERM                               Y        Y         Y         Y                    Y         Y           Y
DEBT WHEN
ORIGINALLY
ISSUED
BUT WITH
LESS THAN
397 DAYS
REMAINING
TO MATURITY
------------------------------------------------------------------------------------------------------------------------
SHORT-              Y         Y         Y        Y         Y         Y         Y          Y         Y           Y
TERM DEBT
------------------------------------------------------------------------------------------------------------------------
FLOATING            Y                            Y                                        Y         Y           Y
AND
VARIABLE
RATE
SECURITIES
------------------------------------------------------------------------------------------------------------------------
ZERO                          Y         Y        Y         Y                              Y                     Y
COUPON
SECURITIES
------------------------------------------------------------------------------------------------------------------------
STEP-COUPON                                                                               Y
SECURITIES
------------------------------------------------------------------------------------------------------------------------
PAY-                                    Y                  Y                              Y                     Y
IN-KIND
BONDS
------------------------------------------------------------------------------------------------------------------------
DEFERRED                                Y                  Y                              Y                     Y
PAYMENT
SECURITIES
------------------------------------------------------------------------------------------------------------------------
BRADY                                                                                                           Y
BONDS
------------------------------------------------------------------------------------------------------------------------
NON-                                    Y        Y         Y                              Y                     Y
INVESTMENT
GRADE DEBT
------------------------------------------------------------------------------------------------------------------------
LOAN                                                                                                            Y
PARTICIPATIONS
AND
ASSIGNMENTS
------------------------------------------------------------------------------------------------------------------------
SOVEREIGN                                        Y                             Y                                Y
DEBT
(FOREIGN)
(DENOMINATED
IN U.S.$)
------------------------------------------------------------------------------------------------------------------------
FOREIGN             Y                            Y                             Y          Y         Y           Y
COMMERCIAL
PAPER(DENOMINATED
IN U.S.$)
------------------------------------------------------------------------------------------------------------------------
DURATION                                                                       Y
------------------------------------------------------------------------------------------------------------------------
U.S.                Y         Y         Y        Y         Y         Y         Y          Y         Y           Y
GOVERNMENT
SECURITIES
------------------------------------------------------------------------------------------------------------------------
MONEY               Y         Y         Y        Y         Y         Y         Y          Y         Y           Y
MARKET
INSTRUMENTS
------------------------------------------------------------------------------------------------------------------------
MORTGAGE-                               Y        Y                                                              Y
BACKED
SECURITIES
------------------------------------------------------------------------------------------------------------------------


TYPE                 GARTMORE    MAS    FEDERATED  MONEY   MONEY   TURNER
OF                     GVIT      GVIT     GVIT     MARKET  MARKET   GVIT
INVESTMENT        GOVERNMENT  MULTI     HIGH               II    GROWTH
OR                     BOND     SECTOR   INCOME                    FOCUS
TECHNIQUE                       BOND     BOND
----------------------------------------------------------------------------
U.S.                                    Y                          Y
COMMON
STOCKS
----------------------------------------------------------------------------
PREFERRED                               Y                          Y
STOCKS
----------------------------------------------------------------------------
SMALL                                   Y                          Y
COMPANY
STOCKS
----------------------------------------------------------------------------
SPECIAL                                 Y                          Y
SITUATION
COMPANIES
----------------------------------------------------------------------------
ILLIQUID            Y           Y       Y          Y       Y       Y
SECURITIES
----------------------------------------------------------------------------
RESTRICTED          Y           Y       Y          Y       Y       Y
SECURITIES
----------------------------------------------------------------------------
WHEN-ISSUED         Y           Y       Y          Y       Y       Y
DELAYED-
DELIVERY
SECURITIES
----------------------------------------------------------------------------
LIMITED                                 Y                          Y
LIABILITY
COMPANIES
----------------------------------------------------------------------------
INVESTMENT          Y           Y       Y          Y       Y       Y
COMPANIES
----------------------------------------------------------------------------
REAL                            Y       Y                          Y
ESTATE
SECURITIES
----------------------------------------------------------------------------
SECURITIES          Y           Y       Y          Y       Y       Y
OF FOREIGN
ISSUERS
----------------------------------------------------------------------------
DEPOSITARY                      Y       Y                          Y
RECEIPTS
----------------------------------------------------------------------------
SECURITIES                      Y       Y                          Y
FROM
DEVELOPING
COUNTRIES/
EMERGING
MARKETS
----------------------------------------------------------------------------
CONVERTIBLE         Y           Y       Y
SECURITIES
----------------------------------------------------------------------------
LONG-TERM           Y           Y       Y
DEBT
----------------------------------------------------------------------------
LONG-TERM           Y           Y       Y          Y       Y
DEBT WHEN
ORIGINALLY
ISSUED
BUT WITH
LESS THAN
397 DAYS
REMAINING
TO MATURITY
----------------------------------------------------------------------------
SHORT-              Y           Y       Y          Y       Y       Y
TERM
DEBT
----------------------------------------------------------------------------
FLOATING            Y           Y       Y          Y       Y
AND
VARIABLE
RATE
SECURITIES
----------------------------------------------------------------------------
ZERO                Y           Y       Y
COUPON
SECURITIES
----------------------------------------------------------------------------
STEP-COUPON                     Y       Y
SECURITIES
----------------------------------------------------------------------------
PAY-                            Y       Y
IN-KIND
BONDS
----------------------------------------------------------------------------
DEFERRED                        Y       Y
PAYMENT
SECURITIES
----------------------------------------------------------------------------
BRADY                           Y
BONDS
----------------------------------------------------------------------------
NON-                            Y       Y
INVESTMENT
GRADE DEBT
----------------------------------------------------------------------------
LOAN                            Y       Y          Y       Y
PARTICIPATIONS
AND
ASSIGNMENTS
----------------------------------------------------------------------------
SOVEREIGN           Y           Y                  Y       Y
DEBT
(FOREIGN)
(DENOMINATED
IN U.S.$)
----------------------------------------------------------------------------
FOREIGN                         Y       Y          Y       Y       Y
COMMERCIAL
PAPER(DENOMINATED
IN
U.S.$)
----------------------------------------------------------------------------
DURATION            Y           Y       Y
----------------------------------------------------------------------------
U.S.                Y           Y       Y          Y       Y       Y
GOVERNMENT
SECURITIES
----------------------------------------------------------------------------
MONEY               Y           Y       Y          Y       Y       Y
MARKET
INSTRUMENTS
----------------------------------------------------------------------------
MORTGAGE-           Y           Y       Y          Y       Y
BACKED
SECURITIES
----------------------------------------------------------------------------




TYPE                   GARTMORE     GARTMORE  GARTMORE    GARTMORE     GARTMORE  GARTMORE  GARTMORE   GARTMORE   GARTMORE
OF                       GVIT         GVIT      GVIT        GVIT         GVIT      GVIT      GVIT       GVIT       GVIT
INVESTMENT              GLOBAL       GLOBAL   EMERGING  INTERNATIONAL   GLOBAL   EUROPEAN   GLOBAL      OTC     NATIONWIDE
OR                    TECHNOLOGY     HEALTH   MARKETS      GROWTH      LEADERS   LEADERS     SMALL               LEADERS
TECHNIQUE                AND        SCIENCES                                               COMPANIES
                    COMMUNICATIONS
--------------------------------------------------------------------------------------------------------------------------

U.S.                Y               Y         Y         Y              Y         Y         Y          Y         Y
COMMON
STOCKS
--------------------------------------------------------------------------------------------------------------------------
PREFERRED           Y               Y         Y         Y              Y         Y         Y          Y         Y
STOCKS
--------------------------------------------------------------------------------------------------------------------------
SMALL               Y               Y         Y         Y              Y         Y         Y          Y         Y
COMPANY
STOCKS
--------------------------------------------------------------------------------------------------------------------------
SPECIAL             Y               Y         Y         Y              Y         Y         Y          Y         Y
SITUATION
COMPANIES
--------------------------------------------------------------------------------------------------------------------------
ILLIQUID            Y               Y         Y         Y              Y         Y         Y          Y         Y
SECURITIES
--------------------------------------------------------------------------------------------------------------------------
RESTRICTED          Y               Y         Y         Y              Y         Y         Y          Y         Y
SECURITIES
--------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED         Y               Y         Y         Y              Y         Y         Y          Y         Y
DELAYED-DELIVERY
SECURITIES
--------------------------------------------------------------------------------------------------------------------------
LIMITED                                       Y         Y
LIABILITY
COMPANIES
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT          Y               Y         Y         Y                                                       Y
COMPANIES
--------------------------------------------------------------------------------------------------------------------------
REAL                Y               Y         Y         Y              Y         Y         Y          Y
ESTATE
SECURITIES
--------------------------------------------------------------------------------------------------------------------------
SECURITIES          Y               Y         Y         Y              Y         Y         Y          Y         Y
OF FOREIGN
ISSUERS
--------------------------------------------------------------------------------------------------------------------------
DEPOSITARY          Y               Y         Y         Y              Y         Y         Y          Y         Y
RECEIPTS
--------------------------------------------------------------------------------------------------------------------------
SECURITIES          Y               Y         Y         Y              Y         Y         Y          Y
FROM
DEVELOPING
COUNTRIES/
EMERGING
MARKETS
--------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE         Y               Y         Y         Y              Y         Y         Y          Y         Y
SECURITIES
--------------------------------------------------------------------------------------------------------------------------
LONG-TERM                                     Y         Y                                                       Y
DEBT
--------------------------------------------------------------------------------------------------------------------------
LONG-TERM                                     Y         Y                                                       Y
DEBT WHEN
ORIGINALLY
ISSUED
BUT WITH
LESS THAN
397 DAYS
REMAINING
TO MATURITY
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM          Y               Y         Y         Y              Y         Y         Y          Y         Y
DEBT
--------------------------------------------------------------------------------------------------------------------------
FLOATING            Y               Y         Y         Y                        Y                              Y
AND
VARIABLE
RATE
SECURITIES
--------------------------------------------------------------------------------------------------------------------------
ZERO                                          Y         Y                        Y
COUPON
SECURITIES
--------------------------------------------------------------------------------------------------------------------------
STEP-COUPON                                   Y         Y
SECURITIES
--------------------------------------------------------------------------------------------------------------------------
PAY-IN-KIND                                   Y         Y
BONDS
--------------------------------------------------------------------------------------------------------------------------
DEFERRED                                      Y         Y
PAYMENT
SECURITIES
--------------------------------------------------------------------------------------------------------------------------
BRADY                                         Y         Y                        Y
BONDS
--------------------------------------------------------------------------------------------------------------------------
NON-INVESTMENT                                Y         Y
GRADE DEBT
--------------------------------------------------------------------------------------------------------------------------
LOAN                                          Y         Y
PARTICIPATIONS
AND
ASSIGNMENTS
--------------------------------------------------------------------------------------------------------------------------
SOVEREIGN                                     Y         Y              Y         Y         Y          Y
DEBT
(FOREIGN)
(DENOMINATED
IN U.S.)
--------------------------------------------------------------------------------------------------------------------------
FOREIGN                             Y         Y         Y              Y         Y         Y          Y         Y
COMMERCIAL
PAPER
(DENOMINATED
IN U.S.)
--------------------------------------------------------------------------------------------------------------------------
DURATION                                      Y         Y              Y         Y         Y          Y
--------------------------------------------------------------------------------------------------------------------------
U.S.                Y               Y         Y         Y              Y         Y         Y          Y         Y
GOVERNMENT
SECURITIES
--------------------------------------------------------------------------------------------------------------------------
MONEY               Y               Y         Y         Y              Y         Y         Y          Y         Y
MARKET
INSTRUMENTS
--------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED                               Y         Y
SECURITIES
--------------------------------------------------------------------------------------------------------------------------



TYPE                GARTMORE  GARTMORE  GARTMORE   GARTMORE
OF                    GVIT      GVIT      GVIT       GVIT
INVESTMENT            U.S.      ASIA     GLOBAL     GLOBAL
OR                   GROWTH   PACIFIC   FINANCIAL  UTILITIES
TECHNIQUE           LEADERS   LEADERS   SERVICES
--------------------------------------------------------------
U.S.                Y         Y         Y          Y
COMMON
STOCKS
--------------------------------------------------------------
PREFERRED           Y         Y         Y          Y
STOCKS
--------------------------------------------------------------
SMALL               Y         Y         Y          Y
COMPANY
STOCKS
--------------------------------------------------------------
SPECIAL             Y         Y         Y          Y
SITUATION
COMPANIES
--------------------------------------------------------------
ILLIQUID            Y         Y         Y          Y
SECURITIES
--------------------------------------------------------------
RESTRICTED          Y         Y         Y          Y
SECURITIES
--------------------------------------------------------------
WHEN-ISSUED         Y         Y         Y          Y
DELAYED-DELIVERY
SECURITIES
--------------------------------------------------------------
LIMITED
LIABILITY
COMPANIES
--------------------------------------------------------------
INVESTMENT          Y         Y         Y          Y
COMPANIES
--------------------------------------------------------------
REAL                                    Y          Y
ESTATE
SECURITIES
--------------------------------------------------------------
SECURITIES          Y         Y         Y          Y
OF FOREIGN
ISSUERS
--------------------------------------------------------------
DEPOSITARY          Y         Y         Y          Y
RECEIPTS
--------------------------------------------------------------
SECURITIES          Y         Y         Y          Y
FROM
DEVELOPING
COUNTRIES/
EMERGING
MARKETS
--------------------------------------------------------------
CONVERTIBLE         Y         Y         Y          Y
SECURITIES
--------------------------------------------------------------
LONG-TERM           Y         Y         Y          Y
DEBT
--------------------------------------------------------------
LONG-TERM           Y         Y         Y          Y
DEBT WHEN
ORIGINALLY
ISSUED
BUT WITH
LESS THAN
397 DAYS
REMAINING
TO MATURITY
--------------------------------------------------------------
SHORT-TERM          Y         Y         Y          Y
DEBT
--------------------------------------------------------------
FLOATING            Y         Y         Y          Y
AND
VARIABLE
RATE
SECURITIES
--------------------------------------------------------------
ZERO                          Y         Y          Y
COUPON
SECURITIES
--------------------------------------------------------------
STEP-COUPON
SECURITIES
--------------------------------------------------------------
PAY-IN-KIND
BONDS
--------------------------------------------------------------
DEFERRED                      Y         Y          Y
PAYMENT
SECURITIES
--------------------------------------------------------------
BRADY                         Y         Y          Y
BONDS
--------------------------------------------------------------
NON-INVESTMENT      Y         Y
GRADE DEBT
--------------------------------------------------------------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS
--------------------------------------------------------------
SOVEREIGN
DEBT
(FOREIGN)
(DENOMINATED
IN U.S.)
--------------------------------------------------------------
FOREIGN
COMMERCIAL
PAPER
(DENOMINATED
IN U.S.)
--------------------------------------------------------------
DURATION
--------------------------------------------------------------
U.S.                Y         Y         Y          Y
GOVERNMENT
SECURITIES
--------------------------------------------------------------
MONEY               Y         Y         Y          Y
MARKET
INSTRUMENTS
--------------------------------------------------------------
MORTGAGE-BACKED     Y
SECURITIES
--------------------------------------------------------------




TYPE                    GVIT          GVIT          GVIT          GVIT          GVIT      NATIONWIDE   GVIT      DREYFUS
OF                    INVESTOR      INVESTOR      INVESTOR      INVESTOR      INVESTOR    STRATEGIC   EQUITY  INTERNATIONAL
INVESTMENT          DESTINATIONS  DESTINATIONS  DESTINATIONS  DESTINATIONS  DESTINATIONS    VALUE      500
OR                   AGGRESSIVE    MODERATELY     MODERATE     MODERATELY   CONSERVATIVE              INDEX
TECHNIQUE                          AGGRESSIVE                 CONSERVATIVE
---------------------------------------------------------------------------------------------------------------------------
U.S.                Y             Y             Y             Y             Y             Y           Y       Y
COMMON
STOCKS
---------------------------------------------------------------------------------------------------------------------------
PREFERRED                                                                                 Y           Y       Y
STOCKS
---------------------------------------------------------------------------------------------------------------------------
SMALL               Y             Y             Y             Y             Y             Y           Y       Y
COMPANY
STOCKS
---------------------------------------------------------------------------------------------------------------------------
SPECIAL             Y             Y             Y             Y             Y             Y           Y       Y
SITUATION
COMPANIES
---------------------------------------------------------------------------------------------------------------------------
ILLIQUID            Y             Y             Y             Y             Y             Y                   Y
SECURITIES
---------------------------------------------------------------------------------------------------------------------------
RESTRICTED          Y             Y             Y             Y             Y             Y                   Y
SECURITIES
---------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED         Y             Y             Y             Y             Y             Y           Y       Y
DELAYED-DELIVERY
SECURITIES
---------------------------------------------------------------------------------------------------------------------------
LIMITED                                                                                                       Y
LIABILITY
COMPANIES
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT          Y             Y             Y             Y             Y             Y           Y       Y
COMPANIES
---------------------------------------------------------------------------------------------------------------------------
REAL                                                                                      Y           Y       Y
ESTATE
SECURITIES
---------------------------------------------------------------------------------------------------------------------------
SECURITIES          Y             Y             Y             Y             Y             Y           Y       Y
OF
FOREIGN
ISSUERS
---------------------------------------------------------------------------------------------------------------------------
DEPOSITARY          Y             Y             Y             Y             Y                         Y       Y
RECEIPTS
---------------------------------------------------------------------------------------------------------------------------
SECURITIES                                                                                            Y       Y
FROM
DEVELOPING
COUNTRIES/
EMERGING
MARKETS
---------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE                                                                               Y           Y       Y
SECURITIES
---------------------------------------------------------------------------------------------------------------------------
LONG-TERM           Y             Y             Y             Y             Y             Y
DEBT
---------------------------------------------------------------------------------------------------------------------------
LONG-TERM           Y             Y             Y             Y             Y             Y
DEBT WHEN
ORIGINALLY
ISSUED
BUT WITH
LESS THAN
397 DAYS
REMAINING
TO MATURITY
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM          Y             Y             Y             Y             Y             Y           Y       Y
DEBT
---------------------------------------------------------------------------------------------------------------------------
FLOATING            Y             Y             Y             Y             Y                                 Y
AND
VARIABLE
RATE
SECURITIES
---------------------------------------------------------------------------------------------------------------------------
ZERO
COUPON
SECURITIES
---------------------------------------------------------------------------------------------------------------------------
STEP-COUPON
SECURITIES
---------------------------------------------------------------------------------------------------------------------------
PAY-IN-KIND
BONDS
---------------------------------------------------------------------------------------------------------------------------
DEFERRED
PAYMENT
SECURITIES
---------------------------------------------------------------------------------------------------------------------------
BRADY
BONDS
---------------------------------------------------------------------------------------------------------------------------
NON-INVESTMENT                                                                            Y
GRADE DEBT
---------------------------------------------------------------------------------------------------------------------------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS
---------------------------------------------------------------------------------------------------------------------------
SOVEREIGN           Y             Y             Y             Y             Y                                 Y
DEBT
(FOREIGN)
(DENOMINATED
IN U.S.)
---------------------------------------------------------------------------------------------------------------------------
FOREIGN             Y             Y             Y             Y             Y                                 Y
COMMERCIAL
PAPER
(DENOMINATED
IN U.S.)
---------------------------------------------------------------------------------------------------------------------------
DURATION            Y             Y             Y             Y             Y
---------------------------------------------------------------------------------------------------------------------------
U.S.                Y             Y             Y             Y             Y             Y           Y       Y
GOVERNMENT
SECURITIES
---------------------------------------------------------------------------------------------------------------------------
MONEY               Y             Y             Y             Y             Y             Y           Y       Y
MARKET
INSTRUMENTS
---------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED     Y             Y             Y             Y             Y             Y
SECURITIES
---------------------------------------------------------------------------------------------------------------------------



TYPE                 GARTMORE
OF                     GVIT
INVESTMENT          DEVELOPING
OR                  MARKETS
TECHNIQUE
------------------------------
U.S.
COMMON
STOCKS
------------------------------
PREFERRED           Y
STOCKS
------------------------------
SMALL               Y
COMPANY
STOCKS
------------------------------
SPECIAL             Y
SITUATION
COMPANIES
------------------------------
ILLIQUID            Y
SECURITIES
------------------------------
RESTRICTED          Y
SECURITIES
------------------------------
WHEN-ISSUED         Y
DELAYED-DELIVERY
SECURITIES
------------------------------
LIMITED
LIABILITY
COMPANIES
------------------------------
INVESTMENT          Y
COMPANIES
------------------------------
REAL
ESTATE
SECURITIES
---------------------------- -
SECURITIES          Y
OF
FOREIGN
ISSUERS
------------------------------
DEPOSITARY          Y
RECEIPTS
------------------------------
SECURITIES
FROM
DEVELOPING
COUNTRIES
EMERGING
MARKETS
------------------------------
CONVERTIBLE         Y
SECURITIES
------------------------------
LONG-TERM           Y
DEBT
------------------------------
LONG-TERM           Y
DEBT WHEN
ORIGINALLY
ISSUED
BUT WITH
LESS THAN
397 DAYS
REMAINING
TO MATURITY
------------------------------
SHORT-TERM          Y
DEBT
------------------------------
FLOATING            Y
AND
VARIABLE
RATE
SECURITIES
----------------------------
ZERO
COUPON
SECURITIES
------------------------------
STEP-COUPON
SECURITIES
------------------------------
PAY-IN-KIND
BONDS
------------------------------
DEFERRED
PAYMENT
SECURITIES
------------------------------
BRADY               Y
BONDS
-----------------------------
NON-INVESTMENT
GRADE DEBT
------------------------------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS
-----------------------------
SOVEREIGN           Y
DEBT
(FOREIGN)
(DENOMINATED
IN U.S.)
------------------------------
FOREIGN             Y
COMMERCIAL
PAPER
(DENOMINATED
IN U.S.)
------------------------------
DURATION
------------------------------
U.S.                Y
GOVERNMENT
SECURITIES
------------------------------
MONEY               Y
MARKET
INSTRUMENTS
------------------------------
MORTGAGE-BACKED
SECURITIES
------------------------------





TYPE             GARTMORE  GARTMORE  DREYFUS  GARTMORE  GARTMORE  GARTMORE  GARTMORE   COMSTOCK   GARTMORE     J.P.     GARTMORE
OF                 GVIT      GVIT     GVIT      GVIT      GVIT      GVIT      GVIT       GVIT       GVIT      MORGAN      GVIT
INVESTMENT        GROWTH               MID     SMALL     SMALL     SMALL    WORLDWIDE   VALUE    NATIONWIDE    GVIT    GOVERNMENT
OR                           MID       CAP    COMPANY     CAP       CAP      LEADERS                         BALANCED     BOND
TECHNIQUE                    CAP      INDEX              GROWTH    VALUE
                            GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
STRIPPED                                                                                                               Y
MORTGAGE-BACKED
SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED                                                                                               Y         Y
MORTGAGE
OBLIGATIONS
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE                                      Y                                                              Y         Y
DOLLAR ROLLS
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED     Y                            Y                                                  Y           Y         Y
SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
BANK             Y         Y         Y        Y         Y                   Y          Y         Y           Y         Y
AND/OR
SAVINGS
AND LOAN
OBLIGATIONS
-----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE       Y         Y         Y        Y         Y         Y         Y          Y         Y           Y         Y
AGREEMENTS
-----------------------------------------------------------------------------------------------------------------------------------
REVERSE                    Y         Y        Y         Y         Y         Y          Y                     Y
REPURCHASE
AGREEMENTS
-----------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES      Y         Y         Y        Y         Y                   Y          Y         Y           Y
-----------------------------------------------------------------------------------------------------------------------------------
WARRANTS         Y         Y         Y        Y         Y         Y         Y          Y         Y           Y
-----------------------------------------------------------------------------------------------------------------------------------
FUTURES          Y         Y         Y        Y         Y                   Y          Y         Y           Y
-----------------------------------------------------------------------------------------------------------------------------------
OPTIONS          Y         Y         Y        Y         Y                   Y          Y         Y           Y
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN                    Y         Y        Y         Y                   Y
CURRENCIES
-----------------------------------------------------------------------------------------------------------------------------------
FORWARD          Y                            Y         Y                   Y                    Y
CURRENCY
CONTRACTS
-----------------------------------------------------------------------------------------------------------------------------------
BORROWING        Y         Y         Y        Y         Y         Y         Y          Y         Y           Y         Y
MONEY
-----------------------------------------------------------------------------------------------------------------------------------
LENDING          Y         Y         Y        Y         Y         Y         Y          Y         Y           Y         Y
OF
PORTFOLIO
SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
SHORT            Y         Y         Y        Y                             Y
SALES
-----------------------------------------------------------------------------------------------------------------------------------
SWAP
AGREEMENTS
-----------------------------------------------------------------------------------------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES
-----------------------------------------------------------------------------------------------------------------------------------
WRAP
CONTRACTS
-----------------------------------------------------------------------------------------------------------------------------------
INDEXED          Y                                                                               Y
SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE
CONTRACT
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL
SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------



TYPE              MAS    FEDERATED  MONEY   MONEY   TURNER
OF                GVIT     GVIT     MARKET  MARKET   GVIT
INVESTMENT       MULTI     HIGH               II    GROWTH
OR               SECTOR   INCOME                    FOCUS
TECHNIQUE         BOND     BOND
----------------------------------------------------------
STRIPPED         Y
MORTGAGE-BACKED
SECURITIES
----------------------------------------------------------
COLLATERALIZED   Y
MORTGAGE
OBLIGATIONS
----------------------------------------------------------
MORTGAGE         Y                                  Y
DOLLAR
ROLLS
----------------------------------------------------------
ASSET-BACKED     Y       Y          Y       Y
SECURITIES
----------------------------------------------------------
BANK             Y       Y          Y       Y       Y
AND/OR
SAVINGS
AND LOAN
OBLIGATIONS
----------------------------------------------------------
REPURCHASE       Y       Y          Y       Y       Y
AGREEMENTS
----------------------------------------------------------
REVERSE          Y       Y                          Y
REPURCHASE
AGREEMENTS
----------------------------------------------------------
DERIVATIVES      Y       Y                          Y
----------------------------------------------------------
WARRANTS         Y       Y                          Y
----------------------------------------------------------
FUTURES          Y       Y                          Y
----------------------------------------------------------
OPTIONS          Y       Y                          Y
----------------------------------------------------------
FOREIGN          Y                                  Y
CURRENCIES
----------------------------------------------------------
FORWARD          Y                                  Y
CURRENCY
CONTRACTS
----------------------------------------------------------
BORROWING        Y       Y          Y       Y       Y
MONEY
----------------------------------------------------------
LENDING          Y       Y          Y       Y       Y
OF
PORTFOLIO
SECURITIES
----------------------------------------------------------
SHORT                                               Y
SALES
----------------------------------------------------------
SWAP             Y       Y
AGREEMENTS
----------------------------------------------------------
EXTENDABLE                          Y       Y       Y
COMMERCIAL
NOTES
----------------------------------------------------------
WRAP
CONTRACTS
----------------------------------------------------------
INDEXED
SECURITIES
----------------------------------------------------------
NATIONWIDE
CONTRACT
----------------------------------------------------------
MUNICIPAL                           Y       Y
SECURITIES
----------------------------------------------------------





TYPE                GARTMORE     GARTMORE  GARTMORE    GARTMORE     GARTMORE  GARTMORE  GARTMORE   GARTMORE   GARTMORE   GARTMORE
OF                    GVIT         GVIT      GVIT        GVIT         GVIT      GVIT      GVIT       GVIT       GVIT       GVIT
INVESTMENT           GLOBAL       GLOBAL   EMERGING  INTERNATIONAL   GLOBAL   EUROPEAN   GLOBAL      OTC     NATIONWIDE    U.S.
OR                 TECHNOLOGY     HEALTH   MARKETS      GROWTH      LEADERS   LEADERS     SMALL               LEADERS     GROWTH
TECHNIQUE             AND        SCIENCES                                               COMPANIES                        LEADERS
                 COMMUNICATIONS
--------------------------------------------------------------------------------------------------------------------------------
STRIPPED
MORTGAGE-BACKED
SECURITIES
--------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS
--------------------------------------------------------------------------------------------------------------------------------
MORTGAGE
DOLLAR
ROLLS
--------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED                                                                                                             Y
SECURITIES
--------------------------------------------------------------------------------------------------------------------------------
BANK             Y               Y         Y         Y              Y         Y         Y          Y         Y           Y
AND/OR
SAVINGS
AND LOAN
OBLIGATIONS
--------------------------------------------------------------------------------------------------------------------------------
REPURCHASE       Y               Y         Y         Y              Y         Y         Y          Y         Y           Y
AGREEMENTS
--------------------------------------------------------------------------------------------------------------------------------
REVERSE          Y                                                            Y
REPURCHASE
AGREEMENTS
--------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES      Y               Y         Y         Y              Y         Y         Y          Y                     Y
--------------------------------------------------------------------------------------------------------------------------------
WARRANTS         Y               Y         Y         Y              Y         Y         Y          Y                     Y
--------------------------------------------------------------------------------------------------------------------------------
FUTURES          Y               Y         Y         Y              Y         Y         Y          Y                     Y
--------------------------------------------------------------------------------------------------------------------------------
OPTIONS          Y                         Y         Y              Y         Y         Y          Y                     Y
--------------------------------------------------------------------------------------------------------------------------------
FOREIGN          Y               Y         Y         Y              Y         Y         Y          Y                     Y
CURRENCIES
--------------------------------------------------------------------------------------------------------------------------------
FORWARD          Y               Y         Y         Y              Y         Y         Y          Y                     Y
CURRENCY
CONTRACTS
--------------------------------------------------------------------------------------------------------------------------------
BORROWING        Y               Y         Y         Y              Y         Y         Y          Y         Y           Y
MONEY
--------------------------------------------------------------------------------------------------------------------------------
LENDING          Y               Y         Y         Y              Y         Y         Y          Y         Y           Y
OF
PORTFOLIO
SECURITIES
--------------------------------------------------------------------------------------------------------------------------------
SHORT            Y               Y         Y         Y              Y         Y         Y                    Y           Y
SALES
--------------------------------------------------------------------------------------------------------------------------------
SWAP                                                                                               Y
AGREEMENTS
--------------------------------------------------------------------------------------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES
--------------------------------------------------------------------------------------------------------------------------------
WRAP
CONTRACTS
--------------------------------------------------------------------------------------------------------------------------------
INDEXED
SECURITIES
--------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE
CONTRACT
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL
SECURITIES
--------------------------------------------------------------------------------------------------------------------------------



TYPE             GARTMORE  GARTMORE   GARTMORE
OF                 GVIT      GVIT       GVIT
INVESTMENT         ASIA     GLOBAL     GLOBAL
OR               PACIFIC   FINANCIAL  UTILITIES
TECHNIQUE        LEADERS   SERVICES
-----------------------------------------------
STRIPPED
MORTGAGE-BACKED
SECURITIES
-----------------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS
-----------------------------------------------
MORTGAGE
DOLLAR ROLLS
-----------------------------------------------
ASSET-BACKED
SECURITIES
-----------------------------------------------
BANK             Y         Y          Y
AND/OR
SAVINGS
AND LOAN
OBLIGATIONS
-----------------------------------------------
REPURCHASE       Y         Y          Y
AGREEMENTS
-----------------------------------------------
REVERSE          Y         Y          Y
REPURCHASE
AGREEMENTS
-----------------------------------------------
DERIVATIVES      Y         Y          Y
-----------------------------------------------
WARRANTS         Y         Y          Y
-----------------------------------------------
FUTURES          Y         Y          Y
-----------------------------------------------
OPTIONS          Y         Y          Y
-----------------------------------------------
FOREIGN          Y         Y          Y
CURRENCIES
-----------------------------------------------
FORWARD          Y         Y          Y
CURRENCY
CONTRACTS
-----------------------------------------------
BORROWING        Y         Y          Y
MONEY
-----------------------------------------------
LENDING          Y         Y          Y
OF
PORTFOLIO
SECURITIES
-----------------------------------------------
SHORT            Y         Y          Y
SALES
-----------------------------------------------
SWAP
AGREEMENTS
-----------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES
-----------------------------------------------
WRAP
CONTRACTS
-----------------------------------------------
INDEXED
SECURITIES
-----------------------------------------------
NATIONWIDE
CONTRACT
-----------------------------------------------
MUNICIPAL
SECURITIES
-----------------------------------------------





TYPE                 GVIT          GVIT          GVIT          GVIT          GVIT      NATIONWIDE   GVIT      DREYFUS
OF                 INVESTOR      INVESTOR      INVESTOR      INVESTOR      INVESTOR    STRATEGIC   EQUITY  INTERNATIONAL
INVESTMENT       DESTINATIONS  DESTINATIONS  DESTINATIONS  DESTINATIONS  DESTINATIONS    VALUE      500
OR                AGGRESSIVE    MODERATELY     MODERATE     MODERATELY   CONSERVATIVE              INDEX
TECHNIQUE                       AGGRESSIVE                 CONSERVATIVE
------------------------------------------------------------------------------------------------------------------------
STRIPPED
MORTGAGE-BACKED
SECURITIES
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED   Y             Y             Y             Y             Y
MORTGAGE
OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------
MORTGAGE         Y             Y             Y             Y             Y             Y
DOLLAR ROLLS
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED     Y             Y             Y             Y             Y             Y
SECURITIES
------------------------------------------------------------------------------------------------------------------------
BANK             Y             Y             Y             Y             Y             Y           Y       Y
AND/OR
SAVINGS
AND LOAN
OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------
REPURCHASE       Y             Y             Y             Y             Y             Y           Y       Y
AGREEMENTS
------------------------------------------------------------------------------------------------------------------------
REVERSE                                                                                Y
REPURCHASE
AGREEMENTS
------------------------------------------------------------------------------------------------------------------------
DERIVATIVES      Y             Y             Y             Y             Y             Y           Y       Y
------------------------------------------------------------------------------------------------------------------------
WARRANTS                                                                               Y           Y       Y
------------------------------------------------------------------------------------------------------------------------
FUTURES          Y             Y             Y             Y             Y             Y           Y       Y
------------------------------------------------------------------------------------------------------------------------
OPTIONS          Y             Y             Y             Y             Y             Y           Y       Y
------------------------------------------------------------------------------------------------------------------------
FOREIGN          Y             Y             Y             Y             Y             Y           Y       Y
CURRENCIES
------------------------------------------------------------------------------------------------------------------------
FORWARD          Y             Y             Y             Y             Y                         Y       Y
CURRENCY
CONTRACTS
------------------------------------------------------------------------------------------------------------------------
BORROWING        Y             Y             Y             Y             Y             Y           Y       Y
MONEY
------------------------------------------------------------------------------------------------------------------------
LENDING          Y             Y             Y             Y             Y             Y           Y       Y
OF
PORTFOLIO
SECURITIES
------------------------------------------------------------------------------------------------------------------------
SHORT            Y             Y             Y             Y             Y             Y           Y       Y
SALES
------------------------------------------------------------------------------------------------------------------------
SWAP             Y             Y             Y             Y             Y
AGREEMENTS
------------------------------------------------------------------------------------------------------------------------
EXTENDABLE       Y             Y             Y             Y             Y
COMMERCIAL
NOTES
------------------------------------------------------------------------------------------------------------------------
WRAP             Y             Y             Y             Y             Y
CONTRACTS
------------------------------------------------------------------------------------------------------------------------
INDEXED          Y             Y             Y             Y             Y
SECURITIES
------------------------------------------------------------------------------------------------------------------------
NATIONWIDE       Y             Y             Y             Y             Y
CONTRACT
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL
SECURITIES
------------------------------------------------------------------------------------------------------------------------




TYPE              GARTMORE
OF                  GVIT
INVESTMENT       DEVELOPING
OR                MARKETS
TECHNIQUE
----------------------------
STRIPPED
MORTGAGE-BACKED
SECURITIES
----------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS
----------------------------
MORTGAGE
DOLLAR
ROLLS
----------------------------
ASSET-BACKED
SECURITIES
----------------------------
BANK             Y
AND/OR
SAVINGS
AND LOAN
OBLIGATIONS
----------------------------
REPURCHASE       Y
AGREEMENTS
----------------------------
REVERSE
REPURCHASE
AGREEMENTS
----------------------------
DERIVATIVES      Y
----------------------------
WARRANTS         Y
----------------------------
FUTURES          Y
----------------------------
OPTIONS          Y
----------------------------
FOREIGN          Y
CURRENCIES
----------------------------
FORWARD          Y
CURRENCY
CONTRACTS
----------------------------
BORROWING        Y
MONEY
----------------------------
LENDING          Y
OF
PORTFOLIO
SECURITIES
----------------------------
SHORT            Y
SALES
----------------------------
SWAP
AGREEMENTS
----------------------------
EXTENDABLE
COMMERCIAL
NOTES
----------------------------
WRAP
CONTRACTS
----------------------------
INDEXED
SECURITIES
----------------------------
NATIONWIDE
CONTRACT
----------------------------
MUNICIPAL
SECURITIES
----------------------------



DESCRIPTION  OF  PORTFOLIO  INSTRUMENTS  AND  INVESTMENT  POLICIES

THE  GVIT  INVESTOR  DESTINATIONS  FUNDS

     Each of the GVIT Investor Destinations Funds is a "fund of funds," which means that each Fund invests primarily in other mutual funds. The Prospectus for the GVIT Investor Destinations Funds discusses the investment objectives and strategies for each GVIT Investor Destinations Fund and explains the types of underlying mutual funds (the "Underlying Funds") that each GVIT Investor Destinations Fund may invest in. Underlying Funds invest in stocks, bonds and other securities and reflect varying amounts of potential investment risk and reward. Each of the GVIT Investor Destinations Funds allocates its assets among the different Underlying Funds and - except for the GVIT Investor Destinations Aggressive Fund currently - the Nationwide contract (described more in detail below). Periodically, each GVIT Investor Destinations Fund will adjust its asset allocation within predetermined ranges to ensure broad diversification and to adjust to changes in market conditions. However, as a general matter, there will not be large, sudden changes in an GVIT Investor Destinations Fund's asset allocation.

     The following is a list of the mutual funds that are part of the Gartmore group of funds (the "Gartmore Funds") that the GVIT Investor Destinations Funds may currently invest in. This list may be updated from time to time and is currently supplemented with funds that are not part of the Gartmore Funds. As described below, Gartmore Mutual Fund Capital Trust ("GMF") has employed a subadviser for each of the index funds listed below. Each of the Underlying Funds which is a Gartmore Fund is described in the Statement of Additional Information for Gartmore Mutual Funds and its respective prospectus.

-    Nationwide  International  Index  Fund
-    Nationwide  Small  Cap  Index  Fund
-    Nationwide  Mid  Cap  Market  Index  Fund
-    Nationwide  Bond  Index  Fund
-    Nationwide  S&P  500  Index  Fund
-    Gartmore  Morley  Enhanced  Income  Fund
-    Gartmore  Money  Market  Fund

INFORMATION  CONCERNING  DURATION

     Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of "term to maturity" or "average dollar weighted maturity" as measures of "volatility" or "risk" associated with changes in interest rates. Duration incorporates a security's yield, coupon interest payments, final maturity and call features into one measure.

     Most debt obligations provide interest ("coupon") payments in addition to final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.

     Traditionally, a debt security's "term-to-maturity" has been used as a measure of the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term-to-maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity "weighted" according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

     There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of to the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, a Fund's investment adviser or subadviser will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Fund will at all times achieve its targeted portfolio duration.

     The change in market value of U.S. government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

DEBT  OBLIGATIONS

     Debt obligations are subject to the risk of an issuer's inability to make principal and interest payments, when due, on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into longer term securities (which tend to be more volatile in price).

     Ratings as Investment Criteria. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor Services ("Moody's"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of the Fund's adviser or subadviser(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

     Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund's adviser or subadviser will consider such events in its determination of whether the Fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

     Medium-Quality Securities. Certain Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issues of higher-rated securities.

     Lower Quality (High-Risk) Securities. Non-investment grade debt or lower quality/rated securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch Investors Service, Inc. ("Fitch") ; (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower quality securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

     Effect of Interest Rates And Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risk than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

     As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.

     Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.

     Liquidity and Valuation. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund's asset value and ability to dispose of particular securities, when necessary to meet such Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

     U.S. Government Securities. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
- the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
- the Federal Farm Credit Banks, government-sponsored institutions that consolidate the financing activities of the Federal Land Banks, the Federal Intermediate Credit Banks and the Banks for Cooperatives; and
- the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), whose securities are supported only by the credit of such agencies and are not guaranteed by the U.S. government. However, the Secretary of the Treasury has the authority to support FHLMC and FNMA by purchasing limited amounts of their respective obligations.

Although the U.S. government or its agencies provide financial support to such entities, no assurance can be given that they will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically, but accrue interest until maturity. To the extent a Fund purchases the principal portion of the STRIPS, the Fund will not receive regular interest payments. Instead they are sold at a deep discount from their face value. Because the principal portion of the STRIPs do not pay current income, its price can be volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIPs' purchase price and its face value.

     Mortgage and Asset-Backed Securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities come in different forms. The simplest form of mortgage-backed securities are pass-through certificates. Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities or by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government agencies or instrumentalities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, overcollateralization, or guarantees by third parties.

     Since privately-issued mortgage-backed securities are not guaranteed by an entity having the credit status of GNMA or FHLMC, and are not directly issued or guaranteed by the U.S. government, such securities generally are structured with one or more types of credit enhancements. Such credit enhancements generally fall into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

     The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

     Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

     Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

     The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

     Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different from market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

     Collateralized Mortgage Obligations ("CMOs") and Multiclass Pass-Through Securities. . CMOs are a more complex form of mortgage-backed security in that they are multi-class debt obligations which are collaterized by mortgage loans or pass-through certificates. As a result of changes prompted by the 1986 Tax Reform Act, most CMOs are today issued as Real Estate Mortgage Investment Conduits ("REMICs"). From the perspective of the investor, REMICs and CMOs are virtually indistinguishable. However, REMICs differ from CMOs in that REMICs provide certain tax advantages for the issuer of the obligation. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (collectively hereinafter referred to as "Mortgage Assets"). Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities. Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are interests in a trust composed of Mortgage Assets. REMICs, which have elected to be treated as such under the Internal Revenue Code, as amended (the "Code"), are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are interests in a trust composed of Mortgage Assets. REMICs, which have elected to be treated as such under the Internal Revenue Code, as amended (the "Code"), are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

     In order to form a CMO, the issuer assembles a package of traditional mortgage- backed pass-through securities, or actual mortgage loans, and use them as collateral for a multi-class security. Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

     A Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

     Stripped Mortgage Securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

     Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

     In addition to the stripped mortgage securities described above, the Fund may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Fund may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions.

     A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

     Money Market Instruments. Money market instruments may include the following types of instruments:

-- obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;
-- obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;
-- obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;
-- asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the highest categories of any NRSRO;
--   repurchase  agreements;
--   bank  and  savings  and  loan  obligations;
-- commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. It may also be issued by foreign governments, and states and municipalities. Generally the commercial paper or its guarantor will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;
-- high quality short-term (maturity in 397 days or less) corporate obligations rated within the top two rating categories by an NRSRO or, if not rated, deemed to be of comparable quality by the applicable adviser or subadviser;
-- bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower;
-- extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes may be considered illiquid, particularly during the extension period, and if the extended commercial notes are determined to be illiquid, each of the Gartmore GVIT Money Market Fund and the Gartmore GVIT Money Market Fund II will be limited to holding no more than 10% of its net assets in these and any other illiquid securities.

     Municipal Securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities.

     Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

     Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

     The two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. The Gartmore Money Market Fund and the Gartmore Money Market Fund II may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The adviser will consider such an event in determining whether the Fund should continue to hold the obligation.

     An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

WRAP  CONTRACTS

     The Gartmore Morley Enhanced Income Fund (the "Enhanced Income Fund"), one of the Underlying Funds for the GVIT Investor Destinations Funds, may cover certain of its assets with wrap contracts in order to reduce the volatility of the Enhanced Income Fund's NAV. A wrap contract is a contract between the Enhanced Income Fund and a financial institution such as a bank, insurance company or other financial institution (a "wrap provider"), under which the wrap provider agrees to make payments to the Fund upon the occurrence of certain events. By purchasing wrap contracts, the Enhanced Income Fund expects to reduce fluctuations in NAV per share because, under normal circumstances, the value of the Fund's wrap contracts will vary inversely with the value of its respective assets that are covered by the contracts ("covered assets"). For example, when the market value of covered assets falls below "book value" (essentially the purchase price of covered assets plus any accrued net income thereon), wrap contracts will be assets of the Enhanced Income Fund with a value equal to the difference between the book and market values. Similarly, when the market value of covered assets is greater than their book value, wrap contracts will become a liability of the Enhanced Income Fund equal to the amount by which the market value of covered assets exceeds their book value. In this manner, under normal conditions wrap contracts are expected to reduce the impact of interest rate risk on covered assets and, hence, the market price variability of the Enhanced Income Fund.

     The Enhanced Income Fund will pay premiums to wrap providers for wrap contracts, and these premiums will be an ongoing expense of the Fund. Wrap contracts obligate wrap providers to make certain payments to the Enhanced Income Fund in exchange for payment of premiums. Payments made by wrap providers as provided by wrap contracts are intended to enable the Enhanced Income Fund to make redemption payments at the current book value of covered assets rather than at the current market price. Wrap contract payments may be made when assets are sold to fund redemption of shares, upon termination of wrap contracts, or both. Payments are based on the book value of wrap contracts, and are normally equal to the sum of (i) the accrued or amortized purchase price of covered assets, minus (ii) the sale price of covered assets liquidated to fund share redemptions, plus (iii) interest accrued at a crediting rate, computation of which is specified in the wrap contracts. The crediting rate is the yield on the covered assets, adjusted to amortize the difference between market value and book value over the duration of the covered assets, less wrap contract premiums and Fund expenses. Wrap contracts typically provide for periodic reset of crediting rates. Crediting rates reflect the amortization of realized and unrealized gains and losses on covered assets and, in consequence, may not reflect the actual returns achieved on the wrapped assets. From time to time crediting rates may be significantly greater or less than current market interest rates, although wrap contracts generally provide that crediting rates may not fall below zero.

     The Enhanced Income Fund will normally hold one to three percent of its assets as cash or cash equivalents which can be sold close to book value to fund redemption requests. If circumstances arise that require the Enhanced Income Fund to liquidate assets other than cash, and if the fair market value of those other assets is less than their book value, a wrap contract will, under normal circumstances, obligate the wrap provider to pay the Enhanced Income Fund all or some of the difference. However, if the market value of assets being liquidated exceeds the corresponding book value, the Enhanced Income Fund would be obligated to pay all or some of the difference to the wrap provider. Generally, wrap contract payments will be made within one day after the Enhanced Income
Fund requests a payment. If more than one wrap contract applies to covered assets which have been liquidated, payment requests will be allocated among wrap contracts as specified in each wrap contract.

     Wrap contracts may require that covered assets be limited as to duration or maturity, consist of specified types of securities, and/or be at or above a specified credit quality. Wrap contracts purchased by the Enhanced Income Fund will be consistent with its investment objectives and policies as set forth in its Prospectus and SAI, although in some cases wrap contracts may require more restrictive investment objectives and policies. Wrap contracts may also allow providers to terminate their contracts if the Enhanced Income Fund changes its investment objectives, policies and restrictions as set forth in its Prospectus and SAI without having obtained the consent of the wrap providers. In the event of termination by a wrap provider, the Enhanced Income Fund may not be able successfully to replace contract coverage with another provider.

     Wrap contracts may mature on specified dates and may be terminable upon notice by the Enhanced Income Fund or in the event of a default by the Enhanced Income Fund or the wrap provider. "Evergreen" wrap contracts specify no maturity date. They allow either the Enhanced Income Fund or a provider to terminate the wrap contract through a fixed maturity conversion. Under a fixed maturity conversion the wrap contract will terminate on a future date which is generally determined by adding the duration of covered assets to a date elected by the party seeking to terminate the contract. For example, if the date elected is January 1, 2002, and the duration of covered assets is 3 years, the wrap contract will terminate as of January 1, 2005. In addition, during the conversion period, the Fund may be required to comply with certain restrictions on covered assets, such as limitation of their duration to the remaining term of the conversion period.

     Generally, at termination of a wrap contract, the wrap provider will be obligated to pay the Enhanced Income Fund any excess of book value over market value of covered assets. However, if a wrap contract terminates because of a default by the Enhanced Income Fund or upon election by the Fund (other than through a fixed maturity conversion), no such payment is made.

     Risks Associated with Wrap Contracts. The Enhanced Income Fund expects that it will utilize wrap contracts to maintain some of the Fund's assets at stable book value. However, there are certain risks associated with the use of wrap contracts that could impair the Fund's ability to achieve this objective.

     If a wrap contract matures or terminates, the Enhanced Income Fund may be unable to obtain a replacement wrap contract or a wrap contract with terms substantially similar those of the maturing or terminating agreement. If at the time the market value of covered assets is less than their book value, the Fund may be required to reduce its NAV accordingly. Likewise, if the market value of the covered assets is greater than their book value, the Enhanced Income Fund's NAV may increase. In either case, fund shareholders may experience unexpected fluctuations in the value of their shares. Further, if new wrap contracts are negotiated on less favorable terms than those of the contracts being replaced, such as higher wrap premiums, the net returns of the Enhanced Income Fund may be negatively affected.

     The Enhanced Income Fund's Board of Trustees has established policies and procedures governing valuation of these instruments. Other fair and reasonable valuation methodologies may be utilized in certain circumstances including, but not limited to, (1) default by a wrap provider under a wrap contract or other agreement; (2) insolvency of a wrap provider; (3) reduction of the credit rating of a wrap provider; or (4) any other situation in which the Board of Trustees determines that a wrap provider may no longer be able to satisfy its obligations under a wrap contract. In any such case, the fair value of any wrap contract may be determined to be less than the difference between book value and the market value of covered assets.

     Wrap Contracts do not protect the Enhanced Income Fund from the credit risk of covered assets. Defaults by issuers of covered assets or downgrades in their credit rating to below investment grade status will generally cause those assets to be removed from coverage under wrap contracts, in which event the Enhanced Income Fund may experience a decrease in NAV.

     Currently, there is no active trading market for wrap contracts, and none is expected to develop. The Enhanced Income Fund may therefore be unable to liquidate wrap contracts within seven days at fair market value, in which case the wrap contracts will be considered illiquid. At the time of their purchase, the fair market value of the Enhanced Income Fund's wrap contracts, plus the fair market value of all other illiquid assets in the Fund, may not exceed fifteen percent (15%) of the fair market value of the Enhanced Income Fund's net assets. If the fair market value of illiquid assets including wrap contracts later rises above 15% of the fair market value of the Enhanced Income Fund's net assets, the price volatility of the Fund's shares may increase as the Fund acts to reduce the percentage of illiquid assets to a level that does not exceed 15% of the Fund.

REPURCHASE  AGREEMENTS

     In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.
Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund's adviser or subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

WHEN-ISSUED  SECURITIES  AND  DELAYED-DELIVERY  TRANSACTIONS

     When securities are purchased on a "when-issued" basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

     When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account.
Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

LIMITED  LIABILITY  COMPANIES

     Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

LENDING  PORTFOLIO  SECURITIES

     A Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

     The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund's board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

INDEXED  SECURITIES

     Certain Funds may invest in securities whose potential return is based on the change in particular measurements of value or rates (an "index"). As an illustration, the Funds may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index.

SMALL  COMPANY  AND  EMERGING  GROWTH  STOCKS

     Investing in securities of small-sized, including micro-capitalization companies, and emerging growth companies may involve greater risks than investing in the stocks of larger, more established companies, including possible risk of loss. Also, because these securities may have limited marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices.
Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.

SPECIAL  SITUATION  COMPANIES

     "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The adviser or subadvisers of such Funds believe, however, that if the adviser or subadviser analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

FOREIGN  SECURITIES

     Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which are not typically associated with investing in securities in the United States. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

     Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

     Investment in Companies in Developing or Emerging Market Countries. Investments may be made from time to time in companies in developing or emerging market countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

     The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

     The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

     Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

     Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

     Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

     Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

     Depositary Receipts. A Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

     A Fund may invest in depositary receipts through "sponsored" or "unsponsored" facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

     A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

     Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

     Foreign Sovereign Debt. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

FOREIGN  COMMERCIAL  PAPER

     A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper for hedging purposes only, not for speculation. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

EXTENDABLE  COMMERCIAL  NOTES

     The Gartmore GVIT Money Market Fund, the Gartmore GVIT Money Market Fund II and the Gartmore Money Market Fund (as an Underlying Fund for the GVIT Investor Destinations Funds) may invest in extendable commercial notes (ECNs). ECNs may serve as an alternative to traditional commercial paper investments. ECNs are corporate notes which are issued at a discount and structured such that, while the note has an initial redemption date (the initial redemption date is no more than 90 days from the date of issue) upon which the notes will be redeemed, the issuer on the initial redemption date may extend the repayment of the notes for up to 397 days from the date of issue without seeking noteholder consent. In the event the ECN is redeemed by the issuer on its initial redemption date, investors receive a premium step-up rate, which is based on the ECNs rating at the time. If the notes are not redeemed on the initial redemption date, they will bear interest from the initial redemption date to the maturity date of the note at a floating rate of interest (this interest serves as a penalty yield for the issuer and a premium paid to the investor).

     The ability of the issuer to exercise its option to extend the ECN beyond the initial redemption date can expose investors to interest rate risks, liquidity risks, credit risks and mark-to-market risks. Proponents of ECNs, however, argue that the punitive interest rate which applies if the ECN is extended beyond its initial redemption date will discourage issuers from extending the notes. Proponents further argue that the reputation risk associated with the decision to extend an ECN obligation will prevent issuers from extending the notes, provided that the issuer is not in extreme financial distress. A Fund will perform due diligence from both a credit and portfolio structure perspective before investing in ECNs.

BRADY  BONDS

     Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as "Brady Bonds." Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund's adviser or subadviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the adviser or the subadviser's expectations with respect to Brady Bonds will be realized.

     Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. The U.S. Treasury bonds purchased as collateral for such Brady Bonds are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. If an issuer defaults with respect to collateralized Brady Bonds and as a result the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

REAL  ESTATE  SECURITIES

     Although no Fund will invest in real estate directly, a Fund may invest in securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

     REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code.

CONVERTIBLE  SECURITIES

     Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged.
Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

     A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated.

     Certain Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks ("PERCS"), which provide an investor, such as a Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit, which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer's common stock if the issuer's common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer's common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.

     A Fund may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly
Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three or four-year maturities; they typically have some built-in call protection for the first two to three years; and, upon maturity, they will necessarily convert into either cash or a specified number of shares of common stock.

     Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein, which may be similar to those described above in which a Fund may invest, consistent with its goals and policies.

     An investment in an enhanced convertible security or any other security may involve additional risks to the Fund. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a Fund's ability to dispose of particular securities, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the fund's portfolio. A Fund, however, intends to acquire liquid securities, though there can be no assurances that it will always be able to do so.

     Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities.

WARRANTS

     Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

PREFERRED  STOCK

     Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

SHORT  SELLING  OF  SECURITIES

     In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale.

     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

     A Fund may engage in short sales, subject to certain tax restrictions, if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such a case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

RESTRICTED,  NON-PUBLICLY  TRADED  AND  ILLIQUID  SECURITIES

     A Fund may not invest more than 15% (10% for the Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II) of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

     Any such restricted securities will be considered to be illiquid for purposes of a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund's adviser or subadviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Fund's level of illiquidity may increase.

     A Fund may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     The applicable subadviser or the adviser will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     Private Placement Commercial Paper. Commercial paper eligible for resale under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as accredited investors.

     Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the adviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

BORROWING

     A Fund may borrow money from banks, limited by each Fund's fundamental investment restriction (generally, 331/3% of its total assets (including the amount borrowed)), and may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing. In addition, a Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. A Fund will not purchase securities when bank borrowings exceed 5% of such Fund's total assets. Each Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. The Funds have established a line-of-credit ("LOC") with their custodian by which they may borrow for temporary or emergency purposes. The Funds intend to use the LOC to meet large or unexpected redemptions that would otherwise force a Fund to liquidate securities under circumstances which are unfavorable to a Fund's remaining shareholders.

DERIVATIVE  INSTRUMENTS

     A Fund's adviser or subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options and forward currency contracts to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

     Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

     The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").
Special Risks of Derivative Instruments. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

     (1) Successful use of most of these instruments depends upon a Fund's adviser's or subadviser's ability to predict movements of the overall securities and currency markets, which requires skills different from those necessary for predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.
     (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.
     (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund's adviser or subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.
     (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

     Options. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

     The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

     A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

     A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

     If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

     A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

     The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

     Transactions using OTC options (other than purchased options) expose a Fund to counter party risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     Spread Transactions. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

     Futures Contracts. A Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund's adviser or a subadviser believes it is more advantageous to a Fund than is purchasing the futures contract.

     To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.

     A Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

     A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

     No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. Government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures contract or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls.
These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

     Swap Agreements. A Fund may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. "Total return swaps" are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

     The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, a Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Fund's adviser's or subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated.

     A Fund will enter swap agreements only with counterparties that a Fund's adviser or subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

     Structured Products. One common type of security is a "structured" product. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

     With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.

     Foreign Currency-Related Derivative Strategies - Special Considerations. A Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund's securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a Fund's adviser or a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

     The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

     Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund's adviser or subadviser believes a liquid secondary market will exist for a particular option at any specific time.

FORWARD  CURRENCY  CONTRACTS

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

     At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund's investments denominated in that currency over time.

     A decline in the dollar value of a foreign currency in which a Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

     A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions or, in the case of the Gartmore GVIT Worldwide Leaders Fund, to adjust its currency exposure relative to its benchmark, the MSCI World Equity Index. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

FLOATING  AND  VARIABLE  RATE  INSTRUMENTS

     Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

     Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

     Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. A Fund's adviser or subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

     A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.

SECURITIES  OF  INVESTMENT  COMPANIES

     As permitted by the 1940 Act, a Fund may invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of a Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. However, as described above, each of the GVIT Investor Destinations Funds may invest up to 100% of its assets in other investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

SPDRS  AND  OTHER  EXCHANGE  TRADED  FUNDS

     A Fund may invest in Standard & Poor's Depository Receipts ("SPDRs") and in shares of other exchange traded funds (collectively, "ETFs"). SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor's Index such as the S&P 500. SPDRs are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance of the designated S&P Index due to reductions in the SPDRs' performance attributable to transaction and other expenses, including fees paid by the SPDR to service providers. SPDRs distribute dividends on a quarterly basis.

     ETF's, including SPDRs, are not actively managed. Rather, an ETF's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF was not fully invested in such securities. Because of this, an ETF's price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF.

BANK  OBLIGATIONS


     Bank obligations that may be purchased by a Fund include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

     Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations. Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

     Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

ZERO COUPON SECURITIES, STEP-COUPON SECURITIES, PAY-IN-KIND BONDS ("PIK BONDS") AND DEFERRED PAYMENT SECURITIES

     Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Step-coupon securities are debt securities that do not make regular cash interest payments and are sold at a deep discount to their face value. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Certain zero coupon securities also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

     Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund's limitation on investments in illiquid securities.

     Current federal income tax law requires the holder of a zero coupon security, certain PIK bonds and deferred payment securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, a fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

LOAN  PARTICIPATIONS  AND  ASSIGNMENTS

     Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the applicable adviser or subadviser to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

     A Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

     In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

MORTGAGE  DOLLAR  ROLLS  AND  REVERSE  REPURCHASE  AGREEMENTS

     A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see "Borrowing"). When required by guidelines of the SEC, a Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered borrowings by the Funds. (See "Borrowing")

     Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund's adviser or subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.

THE  NATIONWIDE  CONTRACT

     Each of the GVIT Investor Destinations Funds (except the GVIT Investor Destinations Aggressive Fund) currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company ("Nationwide"). This contract has a stable principal value and will pay each such Fund a fixed rate of interest. The fixed interest rate must be at least 3.50%, but may be higher. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because of the guaranteed nature of the contract, the Funds will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a Fund's performance may be hurt by its investment in the Nationwide Contract, GMF believes that the stable nature of the Nationwide Contract should reduce a GVIT Investor Destinations Fund's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

TEMPORARY  INVESTMENTS

     Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund's adviser (or subadviser) believes that business, economic, political or financial conditions warrant, a Fund (except the Dreyfus GVIT Mid Cap Index Fund), may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Portfolio may invest directly; and (5) subject to regulatory limits, shares of other investment companies (which may include affiliates of the Fund) that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings. The Dreyfus GVIT Mid Cap Index Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.

INVESTMENT  RESTRICTIONS

     The following are fundamental investment restrictions for each of the Funds which cannot be changed without the vote of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less.

Each  of  the  Funds:

- May not lend any security or make any other loan except that each Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.
- May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).
- May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.
- May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or Statement of Additional Information of such Fund.
- May not act as an underwriter of another issuer's securities, except to the extent that each Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities

In addition, each Fund, except Gartmore GVIT Global Health Sciences Fund, Turner GVIT Growth Focus Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT Global Financial Services Fund, Gartmore GVIT Asia Pacific Leaders Fund, Gartmore GVIT European Leaders Fund, Gartmore GVIT U.S. Growth Leaders Fund,
Gartmore  GVIT  Worldwide  Leaders  Fund, Gartmore GVIT Nationwide Leaders Fund,
Gartmore GVIT Global Technology and Communications Fund, GVIT Equity 500 Index Fund and each of the GVIT Investor Destinations Funds:

- May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Each of the Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II will be deemed to be in compliance with this restriction so long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.

Each Fund, except for Gartmore GVIT Global Health Sciences Fund, Gartmore GVIT OTC Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT Global Technology and Communications Fund, Gartmore GVIT Global Financial Services Fund, Gartmore GVIT U.S. Growth Leaders Fund and the GVIT Investor Destinations Funds:

- May not purchase the securities of any issuer if, as a result, more than 25% (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities.

For each of the Gartmore GVIT Growth Fund, Gartmore GVIT Nationwide Fund, Gartmore GVIT Government Bond Fund, Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II:

No  Fund  may:

- Purchase securities on margin, but the Trust may obtain such credits as may be necessary for the clearance of purchases and sales of securities and except as may be necessary to make margin payments in connection with derivative securities transactions.

For  the  GVIT  Investor  Destinations  Funds:

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of the issuers, the principal activities of which are in the same industry; provided, that a Fund may invest more than 25% of its total assets in securities of issuers in an industry if the concentration in an industry is the result of the weighting in a particular industry in one or more Underlying Funds.

For  the  GVIT  Equity  500  Index  Fund:

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, the Fund may invest more than 25% of its total assets in securities of issuers in that industry.

     The following are the NON-FUNDAMENTAL operating policies of each of the Funds, except Gartmore GVIT Nationwide Fund, Gartmore GVIT Growth Fund, Gartmore GVIT Government Bond Fund, Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II, which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER APPROVAL:

Each  Fund  may  not:

- Sell securities short (except for the Dreyfus GVIT Mid Cap Index Fund, Gartmore GVIT U.S. Growth Leaders Fund and the Gartmore GVIT Nationwide Leaders Fund), unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short. The Dreyfus GVIT Mid Cap Index Fund, Gartmore GVIT U.S. Growth Leaders Fund and the Gartmore GVIT Nationwide Leaders Fund may only sell securities short in accordance with the description contained in their respective Prospectuses or in this SA.
- Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, and transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.
- Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount of such securities to come within such limit as soon as is reasonably practicable. In such an event, however, such a Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.
- Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.
- Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 331/3% of the Fund's total assets at the time of the borrowing or investment.

     The following are the NON-FUNDAMENTAL operating policies of the Gartmore GVIT Growth Fund, Gartmore GVIT Nationwide Fund, Gartmore GVIT Government Bond Fund, Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER
APPROVAL:

No  such  Fund  may:

-    Make  short  sales  of  securities.
- Purchase or otherwise acquire any other securities if, as a result, more than 15% (10% with respect to the Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II) of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount of such securities to come within such limit as soon as is reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.
- Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization and (b) to the extent permitted by the 1940 Act, or any rules or regulations thereunder, or pursuant to any exemption therefrom.

     The investment objectives of each of the Funds are not fundamental and may be changed by the Board of Trustees without shareholder approval.

     In addition to the investment restrictions above, each Fund must be diversified according to Internal Revenue Code requirements. Specifically, at each tax quarter end, each Fund's holdings must be diversified so that (a) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other U.S. regulated investment companies, and other securities, limited so that no one issuer has a value greater than 5% of the value of the Fund's total assets and that the Fund holds no more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than those of the U.S. Government or other U.S. regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

PORTFOLIO  TURNOVER

     The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. The portfolio turnover rate for the years ended December 31, 2002 and 2001 were as follows:




FUND                                            2002    2001
Gartmore GVIT Nationwide Leaders Fund1                    0.00%
Gartmore GVIT U.S. Growth Leaders Fund1                   9.71%
Gartmore GVIT Worldwide Leaders Fund2                   128.06%
Gartmore GVIT International Growth Fund3, 13            245.96%
Gartmore GVIT Emerging Markets Fund3, 13                140.18%
Gartmore GVIT Global Technology
   and Communications Fund4, 5, 13                      894.05%
Gartmore GVIT Global Financial Services Fund6             0.00%
Gartmore GVIT Global Utilities Fund6                      0.00%
Gartmore GVIT Global Health Sciences Fund7, 14          892.96%
Gartmore GVIT Nationwide Fund8                           58.36%
Gartmore GVIT Growth Fund9                              227.28%
Gartmore GVIT Government Bond Fund                       55.80%
GVIT Small Cap Value Fund                               164.87%
GVIT Small Company Fund                                 135.90%
GVIT Small Cap Growth Fund                              124.61%
Turner GVIT Growth Focus Fund4, 10, 13                1,256.23%
Comstock GVIT Value Fund                                127.03%
Federated GVIT High Income Bond Fund                     31.64%
J.P. Morgan GVIT Balanced Fund                          181.89%
Dreyfus GVIT Mid Cap Index Fund                          28.43%
Gartmore GVIT Mid Cap Growth Fund10                     635.03%
MAS GVIT Multi Sector Bond Fund                         340.77%
Gartmore GVIT Investor Destinations
   Aggressive Fund11                                     10.90%
Gartmore GVIT Investor Destinations
   Moderately Aggressive Fund11                          11.10%
Gartmore GVIT Investor Destinations
   Moderate Fund11                                        0.74%
Gartmore GVIT Investor Destinations
   Moderately Conservative Fund11                         0.60%
Gartmore GVIT Investor Destinations
   Conservative Fund11                                    0.40%
Nationwide GVIT Strategic Value Fund14                  154.96%
Gartmore GVIT Global Leaders Fund12             N/A        N/A
Gartmore GVIT Global Small
   Companies Fund12                             N/A        N/A
Gartmore GVIT OTC Fund12                        N/A        N/A
---------------------------------------------------------------
Gartmore GVIT European Leaders Fund12           N/A        N/A
Gartmore GVIT Asia Pacific Leaders Fund12       N/A        N/A
GVIT Equity 500 Index Fund12                    N/A        N/A
---------------------------------------------------------------
Dreyfus GVIT International Value Fund12         N/A       N/A
Gartmore GVIT Developing Markets Fund12         N/A       N/A
---------------------------------------------------------------

1.  [TO BE UPDATED].
2.  [TO BE UPDATED].
3.  [TO BE UPDATED].
4.  [TO BE UPDATED].
5.  [TO BE UPDATED].
6.  [TO BE UPDATED].
7.  [TO BE UPDATED].
8.  [TO BE UPDATED].
9.  [TO BE UPDATED].
10. [TO BE UPDATED].
11. [TO BE UPDATED].
12. [TO BE UPDATED].
13. [TO BE UPDATED].
14. [TO BE UPDATED].

     High portfolio turnover rates will generally result in higher brokerage expenses, and may increase the volatility of a Fund.

INSURANCE  LAW  RESTRICTIONS

     In connection with the Trust's agreement to sell shares to separate accounts to fund benefits payable under variable life insurance policies and variable annuity contracts, GMF and Gartmore Global Asset Management Trust ("GGAMT") (collectively, the "Advisers") and the insurance companies may enter into agreements, required by certain state insurance departments, under which the Advisers may agree to use their best efforts to assure and permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the separate accounts would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.

MAJOR  SHAREHOLDERS

     As of February 4, 2003, to the knowledge of the Trust, the following shareholders held five percent or greater of the shares of a class of a Fund:




FUND/                                        NO.        AMOUNT OF THE
CLASS                                        OF       CLASS TOTAL ASSETS
                                           SHARES        HELD BY THE
                                                         SHAREHOLDER
-------------------------------------------------------------------------

COMSTOCK GVIT VALUE FUND CLASS I         4711598.571         0.848939073

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO              724378.731         0.130519058
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

DREYFUS GVIT MID CAP INDEX               16558028.84         0.626129286
    FUND CLASS I

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE INSURANCE COMPANY             5322809.785          0.20127801
NWVAII
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH  43218-2029

NATIONWIDE LIFE INSURANCE CO             2650023.535         0.100208627
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

FEDERATED GVIT HIGH INCOME BOND          20880311.99         0.868953406
   FUND CLASS I

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

                                         2686986.199         0.111821404
NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

GARTMORE GVIT EMERGING MARKETS            555388.686         0.338185953
    FUND CLASS I

NATIONWIDE LIFE INSURANCE CO
NWVA-9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INS CO                    504334.813         0.307098351
ONE NATIONWIDE PLAZA
ATTN PAMELA SMITH
COLUMBUS, OH 43215-2220

NATIONWIDE INSURANCE COMPANY              284592.089         0.173293136
NWVA-II
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO              247126.991         0.150479978
NWVLI-4
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

GARTMORE GVIT GLOBAL FINANCIAL             26078.213         0.652242426
   SERVICES FUND CLASS I

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE INSURANCE COMPANY                11432.32         0.285933861
NWVLI2
PO BOX 182029
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO                 2471.86         0.061823713
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH  43218-2029

GARTMORE GVIT GLOBAL FINANCIAL            300526.156         0.455697043
   SERVICES FUND CLASS III

NATIONWIDE LIFE INS CO
ONE NATIONWIDE PLAZA
ATTN PAMELA SMITH
COLUMBUS, OH 43215-2220

NATIONWIDE INSURANCE CO                   240020.453         0.363950387
NWVA9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO              116459.594          0.17659126
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

GARTMORE GVIT GLOBAL HEALTH                31163.309         0.615490273
   SCIENCES FUND CLASS I

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE INSURANCE COMPANY               18755.456         0.370429236
NWVLI2
PO BOX 182029
COLUMBUS, OH 43218-2029

GARTMORE GVIT GLOBAL HEALTH               923685.116         0.688363472
    SCIENCES FUND CLASS III

NATIONWIDE INSURANCE CO
NWVA9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INS CO                    250499.265          0.18668109
1-32-05
ONE NATIONWIDE PLAZA
COLUMBUS, OH 43215-2220

NATIONWIDE LIFE INSURANCE CO              166120.667         0.123799114
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

GARTMORE GVIT GLOBAL TECHNOLOGY          1238025.154          0.39632425
   & COMMUNICATION FUND CLASS I

NATIONWIDE LIFE INSURANCE CO
NWVA-9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO              661813.036         0.211863672
NWVLI-4
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE INSURANCE COMPANY              525887.076         0.168350215
NWVA-II
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INS CO                     514517.67         0.164710571
ONE NATIONWIDE PLAZA
ATTN PAMELA SMITH
COLUMBUS, OH 43215-2220

GARTMORE GVIT GLOBAL UTILITIES             17780.727         0.618650334
   FUND CLASS I

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE INSURANCE COMPANY                5853.904         0.203676692
NWVLI2
PO BOX 182029
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO                5106.527         0.177672973
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

GARTMORE GVIT GLOBAL UTILITIES            303723.786          0.53598972
   FUND CLASS III

NATIONWIDE LIFE INS CO
ONE NATIONWIDE PLAZA
ATTN PAMELA SMITH
COLUMBUS, OH 43215-2220

NATIONWIDE INSURANCE CO                   166712.411         0.294201978
NWVA9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO               96223.525         0.169808302
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

GARTMORE GVIT GOVERNMENT                 82726658.73         0.509247092
   BOND FUND CLASS I

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO             41666801.44         0.256491653
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO             17761535.76         0.109336102
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

GARTMORE GVIT GROWTH FUND CLASS I        10644397.94          0.40346854

NATIONWIDE LIFE INSURANCE CO
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO             10165478.92         0.385315446
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO             1781458.111         0.067524937
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO             1575009.455         0.059699644
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

GARTMORE GVIT INTERNATIONAL              1002858.159         0.691212945
   GROWTH FD CLASS I

NATIONWIDE LIFE INS CO
ONE NATIONWIDE PLAZA
ATTN PAMELA SMITH
COLUMBUS OH 43215-2220

NATIONWIDE LIFE INSURANCE CO              238981.489         0.164716314
NWVA-9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO              166239.624         0.114579494
NWVLI-4
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

GARTMORE GVIT INVESTOR                   1690193.231         0.674109969
   DESTINATIONS AGGRESSIVE FUND

NATIONWIDE LIFE INSURANCE CO
NWVA-9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE INSURANCE COMPANY               344814.77         0.137524556
NWVA7
PO BOX 182029
COLUMBUS, OH 43218-2029

NATIONWIDE INSURANCE COMPANY              215948.567         0.086128071
NWVAII
PO BOX 182029
COLUMBUS, OH 43218-2029

NATIONWIDE INSURANCE COMPANY              179686.894         0.071665609
NWVLI4
PO BOX 182029
COLUMBUS, OH 43218-2029

GARTMORE GVIT INVESTOR                   7478527.016         0.696105735
   DESTINATIONS CONSERVATIVE FD

NATIONWIDE LIFE INSURANCE CO
NWVA-9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE INSURANCE COMPANY             1737970.001          0.16177128
NWVAII
PO BOX 182029
COLUMBUS OH 43218-2029

NATIONWIDE INSURANCE COMPANY             1070582.116         0.099650419
NWVA7
PO BOX 182029
COLUMBUS OH 43218-2029

GARTMORE GVIT INVESTOR                   6468744.225         0.687823289
   DESTINATIONS MODERATELY
   AGGRESSIVE FD

NATIONWIDE LIFE INSURANCE CO
NWVA-9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE INSURANCE COMPANY             1213916.526         0.129076066
NWVA7
PO BOX 182029
COLUMBUS, OH 43218-2029

NATIONWIDE INSURANCE COMPANY             1068325.893         0.113595376
NWVAII
PO BOX 182029
COLUMBUS OH 43218-2029

GARTMORE GVIT INVESTOR                   8395568.603         0.718733878
   DESTINATIONS MODERATELY
   CONSERVATIVE FUND

NATIONWIDE LIFE INSURANCE CO
NWVA-9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE INSURANCE COMPANY             1695641.189         0.145161671
NWVA7
PO BOX 182029
COLUMBUS OH 43218-2029

NATIONWIDE INSURANCE COMPANY              906494.177         0.077603806
NWVAII
PO BOX 182029
COLUMBUS OH 43218-2029

GARTMORE GVIT INVESTOR                   14847333.54         0.718697536
   DESTINATIONS MODERATE FUND

NATIONWIDE LIFE INSURANCE CO
NWVA-9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE INSURANCE COMPANY              2954292.19         0.143004972
NWVA7
PO BOX 182029
COLUMBUS OH 43218-2029

NATIONWIDE INSURANCE COMPANY             2195426.423         0.106271443
NWVAII
PO BOX 182029
COLUMBUS, OH 43218-2029

GARTMORE GVIT MONEY MARKET                1140653562         0.468810896
   FUND CLASS I

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO               767531145         0.315456836
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO             246320635.2         0.101238274
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

GARTMORE GVIT MONEY MARKET               113031579.9           0.9991333
   FUND II

NATIONWIDE INSURANCE COMPANY
NWVA 4
PO BOX 182029
COLUMBUS OH 43218-2029

GARTMORE GVIT NATIONWIDE                  653711.738         0.726915932
   LDRS FD CLASS III

NATIONWIDE INSURANCE CO
NWVA9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO               128599.09         0.142999922
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INS CO                    100606.403         0.111872547
ONE NATIONWIDE PLAZA
ATTN PAMELA SMITH
COLUMBUS, OH 43215-2220

GARTMORE GVIT NATIONWIDE                   17493.599         0.665590615
   LEADERS FD CLASS I

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE INSURANCE COMPANY                8431.454         0.320797147
NWVLI2
PO BOX 182029
COLUMBUS, OH 43218-2029

GARTMORE GVIT TOTAL RETURN               51258915.22         0.334467779
    FD CLASS I

NATIONWIDE LIFE INSURANCE CO
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO             45968557.17         0.299947846
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO             19333495.45         0.126152324
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO             12090898.92         0.078893907
NWMF
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

GARTMORE GVIT U.S. GROWTH                1072062.646         0.680660694
   LEADERS FUND CLASS III

NATIONWIDE INSURANCE CO
NWVA9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INS CO                        300000         0.190472272
ONE NATIONWIDE PLAZA
ATTN PAMELA SMITH
COLUMBUS, OH 43215-2220

NATIONWIDE LIFE INSURANCE CO              202969.754         0.128867034
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

GARTMORE GVIT U.S. GROWTH LEADERS          61567.407         0.893223664
   FUND CLASS I

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE INSURANCE COMPANY                7217.988         0.104719006
NWVLI2
PO BOX 182029
COLUMBUS OH 43218-2029

GARTMORE GVIT WORLDWIDE LEADERS          3513597.666         0.853306505
   FUND CLASS I

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO               441127.87         0.107131583
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

GVIT SMALL CAP GROWTH FUND CLASS I       7096646.938         0.701736173

NATIONWIDE LIFE INSURANCE CO
NWVA-9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO             1219260.625         0.120563879
NWVLI-4
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

                                          1075902.93         0.106388272
NATIONWIDE INSURANCE COMPANY
NWVAII
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

GVIT SMALL CAP VALUE FUND CLASS I        37653514.44         0.608776391

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE                14536906.26         0.235030527
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO             6104589.472          0.09869809
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

GVIT SMALL COMPANY FUND CLASS I           13876183.6         0.385227469

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO             11814407.02         0.327988894
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO             3448432.841         0.095734612
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO             3265757.457          0.09066322
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

J.P. MORGAN GVIT BALANCED FD CLASS I     15540864.61         0.856239025

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO             2266250.303         0.124861261
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

MAS GVIT MULTI SECTOR BOND FUND CLASS I  17232545.16         0.760965302

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO             2476375.831         0.109353323
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE INSURANCE COMPANY             2406810.729         0.106281425
NWVAII
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE GVIT STRATEGIC VALUE          1427916.834         0.787653488
   FUND CLASS I

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO              206409.769         0.113857734
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO              106730.391         0.058873572
SEED ACCOUNT
ONE NATIONWIDE PLAZA
C/O INVESTMENT ACCOUNTING
COLUMBUS OH 43215-2239

STRONG GVIT MID CAP GROWTH FUND          8912917.833         0.675744683
   CLASS I

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO             1985099.565         0.150502955
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE INSURANCE COMPANY             1570077.532          0.11903751
NWVAII
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

TURNER GVIT GROWTH FOCUS FUND              721969.59          0.40714612
   CLASS I

NATIONWIDE LIFE INSURANCE CO
NWVA-9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE INSURANCE COMPANY              455622.642         0.256942943
NWVA-II
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO              211030.828         0.119008313
NWVLI-4
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INS CO                        200000         0.112787609
ONE NATIONWIDE PLAZA
ATTN PAMELA SMITH
COLUMBUS OH 43215-2220

NATIONWIDE LIFE INSURANCE CO              100532.097         0.056693874
NWVLI-2
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029
-----------------------------------------------------------------------------

     As of May 1, 2002, all of the current shares of the Funds, except for the Gartmore GVIT Nationwide Principal Protected Fund, were designated Class I shares. At the same time, certain Funds made Class II shares available. In December of 2001, certain Funds made Class III shares available. In October of 2002, the Gartmore GVIT Money Market Fund made Class V shares available. Class IV shares, assuming shareholder approval by the shareholders of the Market Street Fund, will be sold to separate accounts of Nationwide Life Insurance Company of America, Nationwide Life and Annuity Company of America and National Life Insurance Company of Vermont. Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215 are wholly owned by Nationwide Financial Services, Inc. ("NFS"). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

     As of February 4, 2003 the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of the Trust.

TRUSTEES  AND  OFFICERS  OF  THE  TRUST

 MANAGEMENT  INFORMATION

TRUSTEES  WHO  ARE  NOT  INTERESTED  PERSONS (AS DEFINED IN THE 1940 ACT) OF THE
FUNDS



(1)                                    (2)                (3)           (4)                            (5)          (6)
NAME, ADDRESS,                         POSITION(S) HELD   TERM OF       PRINCIPAL OCCUPATION(S)        NUMBER       OTHER
AND AGE                                WITH               OFFICE        DURING PAST 5 YEARS            OF           DIRECTORSHIPS
                                       FUND               WITH                                         PORTFOLIOS   HELD
                                                          TRUST                                        IN FUND      BY
                                                          LENGTH                                       COMPLEX      TRUSTEE2
                                                          OF TIME                                      OVERSEEN
                                                          SERVED1                                      BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Charles E. Allen,                      Trustee            Since         Mr. Allen is Chairman,                 81   None
                                                          July 2000     Chief Executive Officer
8162 E. Jefferson Ave.,                                                 and President of Graimark
 #15B                                                                   Realty Advisors, Inc. (real
Detroit, MI 48214                                                       estate development,
                                                                        investment and asset
Age 54                                                                  management).
---------------------------------------------------------------------------------------------------------------------------------
Paula H.J.                             Trustee            Since         Ms. Cholmondeley is                    81   None
Cholmondeley                                              July 2000     Vice President and
                                                                        General Manager of
c/o Sappi Fine Paper                                                    Special Products at
225 Franklin Street                                                     Sappi Fine Paper North
Boston, MA 02110                                                        America. Prior to 1998,
                                                                        she held various positions
Age 55                                                                  with Owens Corning,
                                                                        including Vice President
                                                                        and General Manager of
                                                                        the Residential Insulation
                                                                        Division (1997 to 1998).
---------------------------------------------------------------------------------------------------------------------------------
C. Brent DeVore                        Trustee            Since         Dr. DeVore is President                81   None
                                                          May 1998      of Otterbein College.
111 N. West Street
 Westerville, OH 43081

Age 62
---------------------------------------------------------------------------------------------------------------------------------
Robert M. Duncan                       Trustee            Since         Since 1999, Mr. Duncan                 81   None
                                                          April 1997    has worked as an arbitration
1397 Haddon Road                                                        and mediation consultant.
Columbus, OH 43209                                                      From 1996 to 1999, he
                                                                        was Commissioner of the
Age 75                                                                  Ohio Elections Commission.
---------------------------------------------------------------------------------------------------------------------------------
Barbara L. Hennigar                    Trustee            Since         Retired; Ms. Hennigar is               81   None
                                                          July 2000     the former Chairman of
6363 So. Sicily Way Aurora, CO 80016                                    OppenheimerFunds
                                                                        Services and Shareholder
Age 67                                                                  Services Inc. Ms. Hennigar
                                                                        held this position from
                                                                        October 1999 to June, 2000.
                                                                        Prior to that, she served as
                                                                        President and Chief
                                                                        Executive Officer of
                                                                        OppenheimerFunds
                                                                        Services.
---------------------------------------------------------------------------------------------------------------------------------
Thomas J. Kerr, IV                     Trustee            Since         Dr. Kerr is President                  81   None
                                                          June 1981     Emeritus of Kendall
4890 Smoketalk Lane                                                     College.
Westerville, OH 43081

Age 69
---------------------------------------------------------------------------------------------------------------------------------
Douglas F. Kridler                     Trustee            Since         Mr. Kridler is the President           81   None
                                                          September     and Chief Executive Officer
2355 Brixton Road                                         1997          of the Columbus Foundation
Columbus, OH 43221                                                      (a foundation which
                                                                        manages over 1,000
Age 47                                                                  individual endowment
                                                                        funds).  Prior to
                                                                        January 31, 2002,
                                                                        Mr. Kridler was the
                                                                        President of the Columbus
                                                                        Association for the
                                                                        Performing Arts and
                                                                        Chairman of the Greater
                                                                        Columbus Convention
                                                                        and Visitors Bureau.
---------------------------------------------------------------------------------------------------------------------------------
Mark Lipson                            Trustee            Since         Retired: Mr. Lipson is                 81
                                                          March, 2003   the former Chairman &
1620 26th Street                                                        CEO of Northstar Holdings,
Suite 300                                                               Inc. from November 1993 to
Santa Monica, CA                                                        December 1999. Mr. Lipson
90272                                                                   is the former Trustee of the
                                                                        the Northstar Funds
Age 52                                                                  from Novermber 1993
                                                                        to July 2000. In addition,
                                                                        he was SVP of Reliastar
                                                                        Financial Corporation from
                                                                        November 1993 to
                                                                        December 1999.
---------------------------------------------------------------------------------------------------------------------------------
David C. Wetmore                       Trustee            Since         Mr. Wetmore is the                    813   None
                                                          May 1998      Managing Director of
26 Turnbridge Drive                                                     Updata Capital, Inc., a
Long Cove Plantation                                                    venture capital firm.
Hilton Head, SC 29928

Age 54
---------------------------------------------------------------------------------------------------------------------------------


1 The term of office length is until a director resigns or reaches a mandatory retirement age of 70. The Trust adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.
2 Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section  15(d)  of  the  Exchange  Act.
3 Mr. Wetmore serves as an independent member of the Administrative Committee for The AlphaGen Caelum Fund LLC, The AlphaGen Caelum Fund LDC, The Healthcare Fund LLC and The Healthcare Fund LDC, four hedge funds managed by Gartmore SA Capital Trust ("GSA").

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF THE FUNDS



(1)                                     (2)          (3)                   (4)                     (5)             (6)
NAME, ADDRESS                       POSITION(S)  TERM OF      PRINCIPAL OCCUPATION(S)         NUMBER          OTHER
AND AGE                             HELD WITH    OFFICE -     DURING PAST 5 YEARS             OF PORTFOLIOS   DIRECTORSHIPS
                                    FUND         LENGTH                                       IN FUND         HELD BY
                                                 OF TIME                                      COMPLEX         TRUSTEE2
                                                 SERVED1                                      OVERSEEN
                                                                                              BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
Paul J. Hondros                     Trustee      Since        Mr. Hondros is President              813       None
                                    and          July 2000    and Chief Executive
Gartmore Global                     Chairman                  Officer of Gartmore
Investments, Inc.                                             Distribution Services, Inc.*,
1200 River Road,                                              Gartmore Investor Services,
Conshohocken, PA                                              Inc.*, Gartmore Morley
19428                                                         Capital Management, Inc.*,
                                                              Gartmore Morley Financial
Age 54                                                        Services, Inc.,* NorthPointe
                                                              Capital, LLC*,  GGAMT*,
                                                              GGI*, GMF*,and GSA*
                                                              and a Director of
                                                              Nationwide Securities,
                                                              Inc.* as well as several
                                                              entities within Nationwide
                                                              Financial Services, Inc.
                                                              Prior to that, Mr. Hondros
                                                              served as President and
                                                              Chief Operations Officer
                                                              of Pilgrim Baxter and
                                                              Associates, Ltd., an
                                                              investment management
                                                              firm, and its affiliated
                                                              fixed income investment
                                                              management arm, Pilgrim
                                                              Baxter Value Investors, Inc.
                                                              and as Executive Vice
                                                              President to the PBHG
                                                              Funds, PBHG Insurance
                                                              Series Funds and PBHG
                                                              Adviser Funds.
----------------------------------------------------------------------------------------------------------------------------
Arden L. Shisler                    Trustee      Since        Mr. Shisler is President and           81       None
                                                 February     Chief Executive Officer of
1356 North Wenger Rd                             2000         K&B Transport, Inc., a
Dalton, OH 44618                                              trucking firm, Chairman of
                                                              the Board for Nationwide
Age 61                                                        Mutual Insurance Company*
                                                              and a Director of Nationwide
                                                              Financial Services, Inc.*
----------------------------------------------------------------------------------------------------------------------------
Gerald J. Holland                   Treasurer    Since        Mr. Holland is Senior                  81       None
                                                 March 2001   Vice President - Chief
Gartmore Global                                               Admin-istrative Officer
Investments, Inc.                                             for GGI*, GMF* and
1200 River Road, Conshohocken, PA                             GSA.*   From July 2000
19428                                                         to March 2002 he was
                                                              Senior Vice President -
Age 51                                                        Operations for GGI, GMF
                                                              and GSA. Prior to July 2000,
                                                              he was Vice President for
                                                              First Data Investor Services,
                                                              an investment company
                                                              service provider.
----------------------------------------------------------------------------------------------------------------------------
Eric Miller                         Secretary    Since        Mr. Miller is Vice President,        8180       None
                                                 December     Associate General Counsel
Gartmore Global                                  2002         for GGI,* GMF,* and
Investments, Inc.                                             GSA.* Prior to December
1200 River Road                                               2002, he was a Partner with
Conshohocken, PA                                              Stradley Ronon Stevens
19428                                                         & Young, LLP.

Age 49
----------------------------------------------------------------------------------------------------------------------------

1 The term of office length is until a director resigns or reaches a mandatory retirement age of 70. The Trust adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.
2 Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to
     Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3 Mr. Hondros is also an Administrative Committee Member for The AlphaGen Caelum Fund LLC, The AlphaGen Caelum Fund LDC, The Healthcare Fund LLC and The Healthcare Fund LDC (four hedge funds managed by GSA*).
* This position is held with an affiliated person or principal underwriter of the Funds.

RESPONSIBILITIES  OF  THE  BOARD  OF  TRUSTEES

     The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

BOARD  OF  TRUSTEE  COMMITTEES

     The Board of Trustees has four standing committees: Audit, Pricing and Valuation, Nominating and Board Governance and Performance Committees.

     The purposes of the Audit Committee are to: (a) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers;
(b) oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; (c) ascertain the independence of the Trust's independent auditors; and (d) act as a liaison between the Trust's independent auditors and the Board. The function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board and the Audit Committee, as representatives of the Trust's shareholders. This Committee met ___ times during the past fiscal year and consists of the following Trustees, Mr. Allen, Ms. Cholmondeley and Mr. Wetmore, each of whom must have a working knowledge of basic finance and accounting matters and not be interested persons of the Trust, as defined in the 1940 Act.

     The purposes of the Pricing and Valuation Committee are to (a) oversee the implementation and operation of the Trust's Valuation Procedures, applicable to all of the Trust's portfolio securities; and (b) oversee the implementation and operation of the Trust's Rule 2a-7 Procedures, applicable to the Trust's money market fund series. The Pricing and Valuation Committee met ___ times during the past fiscal year and consists of the following Trustees, Ms. Hennigar, Mr. Kridler and Mr. Shisler.

     The Nominating and Board Governance Committee has the following powers and responsibilities: (1) selection and nomination of all persons for election or appointment as Trustees of the Trust (provided that nominees for independent Trustee are recommended for selection and approval by all of the incumbent independent Trustees then serving on the Board); (2) periodic review of the composition of the Board to determine whether it may be appropriate to add individuals with specific backgrounds, diversity or skill sets; (3) periodic review of Board governance procedures (including the Board's effectiveness, Trustee retirement, Trustee investment in the Funds and the process by which the Trust's principal service providers are evaluated); (4) periodic review of Trustee compensation; (5) review of the responsibilities and composition of each Board committee, as necessary; (6) monitoring of the performance of legal counsel employed by the independent Trustees, supervision of counsel for the independent Trustees and monitoring of the performance of legal counsel to the Trust, in consultation with the Trust's management. The Nominating and Board Governance Committee reports to the full Board with recommendations of any appropriate changes to the Board. This Committee met ___ times during the past fiscal year and consists of the following Trustees: Dr. DeVore, Mr. Duncan and Dr. Kerr, each of whom is not an interested person of the Trust, as defined in the 1940 Act. The Nominating and Board Governance Committee generally does not consider nominees recommended by shareholders of the Funds.

     The functions of the Performance Committee are 1) in consultation with management of the Trust, to review the kind, scope and format of, and the time periods covered by, the investment performance data and related reports provided to the Board and, if the Committee determines that changes to such data or reports would be appropriate and practicable, the Committee will work with management of the Trust to implement any such changes and 2) in consultation with management of the Trust, to review the investment performance benchmarks and peer groups used in reports delivered to the Board for comparison of investment performance of the Funds and, if the Committee determines that changes to such benchmarks or peer groups would be appropriate, the Committee will work with management to implement any such change. This Committee met ___ times during the past fiscal year and consists of the following Trustees: Ms. Hennigar, Mr. Allen and Mr..

OWNERSHIP  OF  SHARES  OF  GARTMORE  FUNDS*  [TO  BE  UPDATED]


\
(1)                            (2)                          (3)
NAME OF                    DOLLAR RANGE               AGGREGATE DOLLAR
TRUSTEE                     OF EQUITY                 RANGE OF EQUITY
                        SECURITIES AND/OR            SECURITIES AND/OR
                      SHARES IN THE FUNDS**       SHARES IN ALL REGISTERED
                                                    INVESTMENT COMPANIES
                                                   OVERSEEN BY TRUSTEE IN
                                               FAMILY OF INVESTMENT COMPANIES
--------------------------------------------------------------------------------
Charles E. Allen,     NONE                    $          1 - $10,000

Paula H.J.            NONE                         NONE
Cholmondeley

C. Brent DeVore       NONE                         OVER $100,000

Robert M. Duncan      NONE                         OVER $100,000

Barbara L. Hennigar   NONE                    $          1 - $10,000

Thomas J. Kerr, IV    NONE                         OVER $100,000

Douglas F. Kridler    NONE                    $     10,001 - $50,000
..
Mark Lipson***        NONE                         NONE

David C. Wetmore      NONE                         OVER $100,000

Paul J. Hondros       NONE                         OVER $100,000

Arden L. Shisler      OVER $100,000                OVER $100,000
--------------------------------------------------------------------------------

*    As  of  December  31,  2002.
** Individual investors, like the Trustees, are not eligible to purchase shares of the Funds directly; accordingly, Trustees are limited in their ability to own/hold Fund shares. Fund shares are sold to separate accounts of insurance companies to fund benefits payable under variable insurance contracts, which may or may not be an appropriate investment for each individual Trustee.
***  New  Trustee  as  of  March,  2003.

All Trustees and Officers of the Trust, as a group, own less than 1% of its outstanding shares.

OWNERSHIP  IN  THE  FUND'S  INVESTMENT  ADVISERS  OR  DISTRIBUTOR*,  **

     TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS




(1)                        (2)          (3)        (4)         (5)        (6)
NAME OF                    NAME         NAME    TITLE OF      VALUE     PERCENT
TRUSTEE                 OF OWNERS        OF       CLASS        OF          OF
                           AND        COMPANY      OF      SECURITIES    CLASS
                      RELATIONSHIPS             SECURITY
                        TO TRUSTEE
--------------------------------------------------------------------------------
Charles E. Allen      N/A             N/A       N/A        NONE         N/A

Paula H.J.            N/A             N/A       N/A        NONE         N/A
Cholmondeley

C. Brent DeVore       N/A             N/A       N/A        NONE         N/A

Robert M. Duncan      N/A             N/A       N/A        NONE         N/A

Barbara L. Hennigar   N/A             N/A       N/A        NONE         N/A

Thomas J. Kerr, IV    N/A             N/A       N/A        NONE         N/A

Douglas F. Kridler    N/A             N/A       N/A        NONE         N/A

Mark Lipson***        N/A             N/A       N/A        NONE         N/A

David C. Wetmore      N/A             N/A       N/A        NONE         N/A
--------------------------------------------------------------------------------



*    As  of  December  31,  2002.
** Or any company, other than an investment company, that controls a Fund's adviser or distributor.
***  New  Trustee  as  of  March,  2003.

COMPENSATION  OF  TRUSTEES

     The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. Each Adviser, based upon a pro rata share for the Funds for which it acts as investment adviser, reimburse the Trust for fees and expenses paid to Trustees who are interested persons of the Trust and who are employees of an adviser or its affiliates. The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust, before reimbursement, for the fiscal year ended December 31, 2002. In addition, the table sets forth the total compensation to be paid to the Trustees from all the Gartmore Funds for the fiscal year ended December 31, 2002. Trust officers receive no compensation from the Trust in their capacity as officers.

     The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.



(1)                        (2)           (3)          (4)           (5)
NAME OF                 AGGREGATE      PENSION     ESTIMATED       TOTAL
TRUSTEE               COMPENSATION   RETIREMENT     ANNUAL     COMPENSATION
                          FROM        BENEFITS     BENEFITS       FOR THE
                        THE TRUST      ACCRUED       UPON        COMPLEX*
                                     AS PART OF   RETIREMENT
                                        TRUST
                                      EXPENSES
--------------------------------------------------------------------------------
Charles E. Allen                          - 0 -        - 0 -

Paula H.J.                                - 0 -        - 0 -
 Cholmondeley

C. Brent DeVore                           - 0 -        - 0 -

Robert M. Duncan                          - 0 -        - 0 -

Barbara L. Hennigar                       - 0 -        - 0 -

Paul J. Hondros**                         - 0 -        - 0 -

Thomas J. Kerr, IV                        - 0 -        - 0 -

Douglas F. Kridler                        - 0 -        - 0 -
..
Mark Lipson***               - 0 -        - 0 -        - 0 -          - 0 -

Arden L. Shisler                          - 0 -        - 0 -

David C. Wetmore                          - 0 -        - 0 -
--------------------------------------------------------------------------------


* On December 31, 2002, the Fund Complex included two trusts comprised of 81 investment company funds or series.
**   Do  not  receive  compensation  for  meeting  attendance.
***  New  Trustee  as  of  2003.

PERFORMANCE  ADVERTISING

     The Funds may use past performance in advertisements, sales literature, and their prospectuses, including calculations of average annual total return, 30-day yield, and seven-day yield, as described below.

CALCULATING YIELD - THE GARTMORE GVIT MONEY MARKET FUND AND GARTMORE GVIT MONEY MARKET FUND II

     Any current yield quotations for the Gartmore GVIT Money Market Fund or the Gartmore GVIT Money Market Fund II, subject to Rule 482 under the Securities
Act, or Rule 34b-1 under the 1940 Act, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (or 366/7 during a leap year). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares. As of December 31, 2002, the Gartmore GVIT Money Market Fund Class I shares' seven-day current yield was ___%. The Gartmore GVIT Money Market Fund Class I shares' effective yield represents an annualization of the current seven day return with all dividends reinvested, and for the period ended December 31, 2002, was ___%. As of December 31, 2002, the Gartmore GVIT Money Market Fund II's seven-day current yield was ___%. The Gartmore GVIT Money Market Fund II's effective yield represents an annualization of the current seven day return with all dividends reinvested, and for the period ended December 31, 2002, was ___%.

     Each Fund's yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in each Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and each Fund's expenses. There is no assurance that the yield quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset value will remain constant. It should be noted that a shareholder's investment in either Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

CALCULATING  YIELD  (NON-MONEY  MARKET  FUNDS)  AND  TOTAL  RETURN

     The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act, or Rule 34b-1 under the 1940 Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     All performance advertisements shall include average annual total return quotations for the most recent one, five, and ten year periods (or life, if a Fund has been in operation less than one of the prescribed periods). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

     The uniformly calculated average annual total returns for the one, five, and ten year periods ended December 31, 2002, or the period from inception to December 31, 2002, if less than another time period, are shown below.




                                                                     1              5     10 YEARS
FUND                                                               YEAR           YEARS    OR LIFE
Gartmore GVIT Mid Cap Growth Fund-Class I Shares16                        _____%  N/A        _____%
Gartmore GVIT Mid Cap Growth Fund-Class II Shares16                       _____%  N/A        _____%
Gartmore GVIT Mid Cap Growth Fund-Class III Shares16                      _____%  N/A        _____%
Gartmore GVIT Mid Cap Growth Fund-Class IV Shares 16                      _____%  N/A        _____%
Nationwide GVIT Strategic Value Fund1                                     _____%  N/A        _____%
Comstock GVIT Value Fund-Class I Shares 1                                 _____%  N/A        _____%
Comstock GVIT Value Fund-Class II Shares 10                               _____%  N/A        _____%
Comstock GVIT Value Fund-Class IV Shares 15                               _____%  N/A        _____%
MAS GVIT Multi Sector Bond Fund-Class I Shares 1                          _____%  N/A        _____%
MAS GVIT Multi Sector Bond Fund-Class III Shares11                        _____%  N/A        _____%
Federated GVIT High Income Bond Fund-Class I Shares 1                     _____%  N/A        _____%
Federated GVIT High Income Bond Fund-Class III Shares11                   _____%  N/A        _____%
J.P. Morgan GVIT Balanced Fund-Class I Shares 1                           _____%  N/A        _____%
J.P. Morgan GVIT Balanced Fund-Class IV Shares 15                         _____%  N/A        _____%
GVIT Small Cap Value Fund-Class I Shares 1                                _____%  N/A        _____%
GVIT Small Cap Value Fund-Class II Shares10                               _____%  N/A        _____%
GVIT Small Cap Value Fund-Class III Shares11                              _____%  N/A        _____%
GVIT Small Cap Value Fund-Class IV Shares15                               _____%  N/A        _____%
Gartmore GVIT Worldwide Leaders Fund-Class I Shares 1                     _____%  N/A        _____%
Gartmore GVIT Worldwide Leaders Fund-Class II Shares10                    _____%  N/A        _____%
Gartmore GVIT Worldwide Leaders Fund-Class III Shares10                   _____%  N/A        _____%
Dreyfus GVIT Mid Cap Index Fund-Class I Shares 1                          _____%  N/A        _____%
Dreyfus GVIT Mid Cap Index Fund-Class II Shares 10                        _____%  N/A        _____%
Dreyfus GVIT Mid Cap Index Fund-Class III Shares 11                       _____%  N/A        _____%
GVIT Small Cap Growth Fund-Class I Shares 2                               _____%  N/A        _____%
GVIT Small Cap Growth Fund-Class II Shares 10                             _____%  N/A        _____%
GVIT Small Cap Growth Fund-Class III Shares 11                            _____%  N/A        _____%
GVIT Small Company Fund-Class I Shares                                    _____%  _____%     _____%
GVIT Small Company Fund-Class II Shares 10                                _____%  _____%     _____%
GVIT Small Company Fund-Class III Shares 11                               _____%  _____%     _____%
GVIT Small Company Fund-Class IV Shares 15                                _____%  _____%     _____%
Gartmore GVIT Nationwide Fund-Class I Shares                              _____%  _____%     _____%
Gartmore GVIT Nationwide Fund-Class II Shares 10                          _____%  _____%     _____%
Gartmore GVIT Nationwide Fund-Class III Shares 11                         _____%  _____%     _____%
Gartmore GVIT Nationwide Fund-Class IV Shares 15                          _____%  _____%     _____%
Gartmore GVIT Growth Fund-Class I Shares                                  _____%  _____%     _____%
Gartmore GVIT Growth Fund-Class IV Shares 15                              _____%  _____%     _____%
Gartmore GVIT Money Market Fund-Class I Shares                            _____%  _____%     _____%
Gartmore GVIT Money Market Fund-Class IV Shares 15                        _____%  _____%     _____%
Gartmore GVIT Government Bond Fund-Class I Shares                         _____%  _____%     _____%
Gartmore GVIT Government Bond Fund-Class II Shares 10                     _____%  _____%     _____%
Gartmore GVIT Government Bond Fund-Class III Shares 11                    _____%  _____%     _____%
Gartmore GVIT Government Bond Fund-Class IV Shares 15                     _____%  _____%     _____%
Turner GVIT Growth Focus Fund-Class I Shares 3                            _____%  N/A        _____%
Turner GVIT Growth Focus Fund-Class II Shares 10                          _____%  N/A        _____%
Turner GVIT Growth Focus Fund-Class III Shares 11                         _____%  N/A        _____%
Gartmore GVIT Global Technology
   and Communications Fund-Class I Shares 3                               _____%  N/A        _____%
Gartmore GVIT Global Technology
   and Communications Fund-Class II Shares 10                             _____%  N/A        _____%
Gartmore GVIT Global Technology
   and Communications Fund-Class III Shares 11                            _____%  N/A        _____%
Gartmore GVIT Global Health Sciences Fund
   -Class I Shares 4,12                                                   _____%  N/A        _____%
Gartmore GVIT Global Health Sciences Fund
   -Class II Shares 12                                                    _____%  N/A        _____%
Gartmore GVIT Global Health Sciences Fund
   -Class III Shares 12                                                   _____%  N/A        _____%
Gartmore GVIT Emerging Markets Fund
   -Class I Shares 5                                                      _____%  N/A        _____%
Gartmore GVIT Emerging Markets Fund
   -Class II Shares 10                                                    _____%  N/A        _____%
Gartmore GVIT Emerging Markets Fund
   -Class III Shares 11                                                   _____%  N/A        _____%
Gartmore GVIT International Growth Fund
   -Class I Shares 5                                                      _____%  N/A        _____%
Gartmore GVIT International Growth Fund
   -Class II Shares 10                                                    _____%  N/A        _____%
Gartmore GVIT International Growth Fund
   -Class III Shares 11                                                   _____%  N/A        _____%
Gartmore GVIT Global Leaders Fund-Class I Shares X                        N/A     N/A        N/A
Gartmore GVIT European Leaders Fund-Class I Shares X                      N/A     N/A        N/A
Gartmore GVIT European Leaders Fund-Class II Shares X                     N/A     N/A        N/A
Gartmore GVIT European Leaders Fund-Class III Shares X                    N/A     N/A        N/A
Gartmore GVIT Asia Pacific Leaders Fund
   -Class I Shares X                                                      N/A     N/A        N/A
Gartmore GVIT Asia Pacific Leaders Fund
   -Class II Shares X                                                     N/A     N/A        N/A
Gartmore GVIT Asia Pacific Leaders Fund
   -Class III Shares X                                                    N/A     N/A        N/A
Gartmore GVIT Global Small Companies Fund
   -Class I Shares X                                                      N/A     N/A        N/A
Gartmore GVIT OTC Fund-Class I Shares X                                   N/A     N/A        N/A
Gartmore GVIT Nationwide Leaders Fund-Class I Shares 13                   _____%  N/A        _____%
Gartmore GVIT Nationwide Leaders Fund-Class II Shares 14                  _____%  N/A        _____%
Gartmore GVIT Nationwide Leaders Fund-Class III Shares6                   _____%  N/A        _____%
Gartmore GVIT U.S. Growth Leaders Fund
   -Class I Shares 13                                                     _____%  N/A        _____%
Gartmore GVIT U.S. Growth Leaders Fund
   -Class II Shares 14                                                    _____%  N/A        _____%
Gartmore GVIT U.S. Growth Leaders Fund
   -Class III Shares6                                                     _____%  N/A        _____%
Gartmore GVIT Global Utilities Fund-Class I Shares 13                     _____%  N/A        _____%
Gartmore GVIT Global Utilities Fund-Class II Shares 14                    _____%  N/A        _____%
Gartmore GVIT Global Utilities Fund-Class III Shares7                     _____%  N/A        _____%
Gartmore GVIT Global Financial Services Fund
   -Class I Shares13                                                      _____%  N/A        _____%
Gartmore GVIT Global Financial Services Fund
   -Class II Shares 14                                                    _____%  N/A        _____%
Gartmore GVIT Global Financial Services Fund
   -Class III Shares7                                                     _____%  N/A        _____%
Gartmore GVIT Money Market Fund II8                                       _____%  N/A        _____%
Gartmore GVIT Investor Destinations Aggressive Fund9                      _____%  N/A        _____%
Gartmore GVIT Investor Destinations Moderately
   Aggressive Fund9                                                       _____%  N/A        _____%
Gartmore GVIT Investor Destinations Moderate Fund9                        _____%  N/A        _____%
Gartmore GVIT Investor Destinations Moderately
   Conservative Fund9                                                     _____%  N/A        _____%
Gartmore GVIT Investor Destinations Conservative Fund9                    _____%  N/A        _____%
GVIT Equity 500 Index Fund-Class I Shares 16                              _____%  N/A        _____%
GVIT Equity 500 Index Fund-Class II Shares 16                             _____%  N/A        _____%
GVIT Equity 500 Index Fund-Class IV Shares 16                             _____%  N/A        _____%
Dreyfus GVIT International Value Fund-Class I Shares 16                   _____%  _____%     _____%
Dreyfus GVIT International Value Fund-Class II Shares 16                  _____%  _____%     _____%
Dreyfus GVIT International Value Fund-Class III Shares 16                 _____%  _____%     _____%
Dreyfus GVIT International Value Fund-Class IV Shares 16                  _____%  _____%     _____%
Gartmore GVIT Developing Markets Fund-Class I Shares X                    N/A     N/A       N/A
Gartmore GVIT Developing Markets Fund-Class II Shares X                   N/A     N/A       N/A

---------------
1    Funds  commenced  operations  on  October  31,  1997.
2    Fund  commenced  operations  on  May  1,  1999.
3    Funds  commenced  operations  on  June  30,  2000.
4    Fund  commenced  operations  on  December  29,  2000.
5    Funds  commenced  operations  on  August  30,  2000.
6    Funds  commenced  operations  on  December  31,  2001.
7    Funds  commenced  operations  on  December  28,  2001.
8    Fund  commenced  operations  on  October  2,  2001.
9    Funds  commenced  operations  on  December  12,  2001.
10 These returns are based on the performance of the Class I shares of the Fund achieved through December 31, 2002, prior to the creation of Class II shares. Excluding the effects of any fee waivers or reimbursements, average annual total returns are substantially similar to what Class II shares would have produced because Class II shares invest in, or will invest in, the same portfolio securities as Class I shares. The returns for Class II shares have been restated to reflect the additional fees applicable to Class II shares.
11 These returns are based on the performance of the Class I shares of the Fund achieved through December 31, 2002, prior to the creation of Class III sharesExcluding the effects of any fee waivers or reimbursements, average annual total returns are substantially similar to what Class III shares would have produced because Class III shares invest in, or will invest in, the same portfolio securities as Class I shares. The returns for Class III shares do not reflect the short-term trading fees applicable to Class III shares. If these fees were reflected, returns would be less than those shown.
12 The existing shares of the Fund were designated Class I shares as of May 1, 2001. On December 28, 2001, Class I shares were liquidated and the resulting assets were used to purchase Class III shares. The returns presented are based on the performance of the Class I shares of the Fund which was achieved through December 27, 2001, prior to the creation of Class II or Class III shares. Excluding the effects of any fee waivers or reimbursements, average annual total returns are substantially similar to what Class II and Class III shares would have produced because Class II and Class III shares invest in, or will invest in, the same portfolio securities as Class I shares. The returns for Class II shares have been restated to reflect the additional fees applicable to Class II shares. Class III returns do not reflect the short-term trading fees applicable to Class III shares. If these fees were reflected, returns would be less than those shown.
13 These returns are based on the performance of the Class III shares of the Fund achieved through December 31, 2002, prior to the creation of Class I shares. Excluding the effects of any fee waivers or reimbursements, average annual total returns are substantially similar to what Class I shares would have produced because Class I shares invest in, or will invest in, the same portfolio securities as Class III shares.
14 These returns are based on the performance of the Class III shares of the Fund achieved through December 31, 2002, prior to the creation of Class II shares. Excluding the effects of any fee waivers or reimbursements, average annual total returns are substantially similar to what Class II shares would have produced because Class II shares invest in, or will invest in, the same portfolio securities as Class III shares. The returns for Class II shares have been restated to reflect the additional fees applicable to Class II shares.
15 These returns are based on the performance of the Class I shares of the Fund achieved through December 31, 2002. Excluding the effects of any fee waivers or reimbursements, average annual total returns are substantially similar to what Class IV shares would have produced because Class IV shares invest in, or will invest in, the same portfolio securities as Class I shares.
16 The returns for Gartmore Mid Cap Growth Fund, Dreyfus GVIT International Value Fund and GVIT Equity 500 Index Fund (the "New Funds") are based on the performance of Market Street Mid Cap Growth Portfolio, Market Street International Portfolio and the Market Street Equity 500 Index Portfolio (the "Market Street Funds") respectively and were achieved prior to the creation of Class I, Class II, Class III or Class IV shares of the New Funds. Class IV shares' average annual returns reflect the effect of periodic fee waivers or reimbursements. Excluding the effects of such fee waivers or reimbursements, Class IV shares' average annual returns would have been the same or similar to what Class I, Class II, Class III shares would have produced because Class I, Class II, Class III shares have similar expenses before any fee waivers or reimbursements and invest in, or will invest in, the same portfolio securities as Class I, Class II, Class III shares. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares. Class III shares annual returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.
X    These  Funds  have  not  commenced  operations.

     On April 28, 2003, the Market Street International Portfolio ("International Portfolio"), Mid Cap Growth and the Market Street Equity 500 Index Portfolio were reorganized into the Dreyfus GVIT International Value Fund, Gartmore GVIT Mid Cap Growth Fund and GVIT Equity 500 Index Fund ("Equity 500 Portfolio"), respectively and the performance shown above reflects the returns for the predecessor funds through December 31, 2002. From the International Portfolio's inception in 19__ until October 1, 2002, Market Street Investment Management Company ("MSIM") served as its investment adviser and The Dreyfus Corporation served as its subadviser. From the Equity 500 Portfolio's inception in 2000 until October 1, 2002, MSIM served as its investment adviser and SSgA Funds Management, Inc. served as its subadviser. On October 1, 2002, GMF replaced MSIM as the investment adviser for the International Portfolio and the Equity 500 Portfolio. The Dreyfus GVIT International Value Fund and the GVIT
Equity 500 Index Fund are managed in a substantially similar manner as the International Portfolio and the Equity 500 Portfolio were, and there have been no material changes to the objectives and strategies.

     Certain Funds may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, and annualizing the results, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of shares entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The uniformly calculated yields for the 30-day period ended December 31, 2002 were as follows:



FUND                                                         30-DAY YIELD
Federated GVIT High Income Bond Fund-Class I shares                   ___%
Federated GVIT High Income Bond Fund-Class III shares*                N/A
J.P. Morgan GVIT Balanced Fund-Class I shares                         ___%
J.P. Morgan GVIT Balanced Fund-Class IV shares*                       N/A
MAS GVIT Multi Sector Bond Fund-Class I shares                        ___%
MAS GVIT Multi Sector Bond Fund-Class III shares*                     N/A
Gartmore GVIT Government Bond Fund-Class I shares                     ___%
Gartmore GVIT Government Bond Fund- Class IV shares*                  N/A

---------------
* These Fund share classes had not yet commenced operations as of December 31, 2002.


CODE  OF  ETHICS

     Federal law requires the Trust, each of its investment advisers, subadvisers, principal underwriter and distributor to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest securities for their personal accounts
(including  securities  that  may  be  purchased  or  held  by  the  Trust).

INVESTMENT  ADVISORY  AND  OTHER  SERVICES

TRUST  EXPENSES

     The Trust pays the compensation of the Trustees who are not employees of Gartmore Global Investments, Inc. ("GGI"), or its affiliates, and all expenses, including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust's Fund Administration Agreement which includes the expenses of calculating the Funds' net asset values; fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; fees and expenses of the custodian for all services to the Trust; expenses of calculating the net asset value of shares of the Trust; expenses of shareholders' meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust. The Advisers may, from time to time, agree to voluntarily or contractually waive advisory fees, and if necessary reimburse expenses, in order to limit total operating expenses for certain Funds and/or classes, as described below. These expense limitations apply to the classes described; if a particular class is not referenced, there is no expense limitation for that class.

INVESTMENT  ADVISERS

     GMF oversees the management of each of the Funds, other than the Gartmore GVIT Emerging Markets, Gartmore GVIT International Growth, Gartmore GVIT Global Leaders, Gartmore GVIT European Leaders, Gartmore GVIT Global Small Companies, Gartmore GVIT OTC, Gartmore GVIT Asia Pacific Leaders, Gartmore GVIT Global Financial Services, Gartmore GVIT Global Utilities and Gartmore GVIT Developing Markets Funds which are managed by GGAMT, pursuant to Investment Advisory Agreements with the Trust (the "Investment Advisory Agreements"). Pursuant to their respective Investment Advisory Agreements, the Advisers either provide portfolio management for the Funds directly or hire and monitor subadvisers who are responsible for daily portfolio management. The Advisers pay the compensation of Mr. Gasper and Mr. Hondros. The officers of the Trust receive no compensation from the Trust. The Advisers also pay all expenses incurred by them in providing service under their respective Investment Advisory Agreements, other than the cost of investments and the Advisers pay, out of their respective profits, fees to broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares or for recordkeeping or other services.

     The Investment Advisory Agreements also provide that the Advisers shall not be liable for any act or omission in providing advisory services, or for any loss arising out of any investment, unless the Adviser has acted with willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of the Adviser's reckless disregard of its obligations and duties under the Agreements. After an initial period of not more than two years, the Investment Advisory Agreements must be approved each year by the Trust's board of trustees or by shareholders in order to continue. Each Investment Advisory Agreement terminates automatically if it is assigned and they may be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice. The Agreements further provide that the Advisers may render similar services to others.

     GMF, a Delaware business trust, is a wholly owned subsidiary of Gartmore Global Investments ("GGI"), 97% of the common stock of which is owned by Gartmore Global Asset Management, Inc., which is a wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, is a holding company in the Nationwide Insurance group of companies. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

     Subject to the supervision of the Advisers and the Trustees, each subadviser manages a Fund's assets in accordance with such Fund's investment objective and policies. Each subadviser shall make investment decisions for such Fund, and in connection with such investment decisions, shall place purchase and sell orders for securities.

     Each subadviser provides investment advisory services to one or more Funds pursuant to a Subadvisory Agreement. Each of the Subadvisory Agreements specifically provides that the subadviser shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. After an initial period of not more than two years, each Subadvisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. Each Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

     The following is a summary of the investment advisory fees paid to GMF and the subadvisory arrangements for each Fund.

GARTMORE  GVIT  NATIONWIDE  FUND,  GARTMORE  GVIT  GROWTH  FUND,  GARTMORE  GVIT
GOVERNMENT  BOND  FUND,  MONEY  MARKET  FUND  AND  MONEY  MARKET  FUND  II

     The following are the advisory fees for the Gartmore GVIT Nationwide, Gartmore GVIT Growth, Gartmore GVIT Government Bond, Gartmore GVIT Money Market Fund, and Gartmore GVIT Money Market Fund II, expressed as an annual percentage of average daily net assets:




FUND                                              ADVISORY FEES
Gartmore GVIT Nationwide Fund and                0.60% on assets up to $1 billion

Gartmore GVIT Growth Fund                        0.575% on assets of $1 billion and more
                                                 but less than $2 billion
                                                 0.55% on assets of $2 billion and more
                                                 but less than $5 billion
                                                 0.50% for assets of $5 billion and more

Gartmore GVIT Government Bond Fund               0.50% on assets up to $1 billion
                                                 0.475% on assets of $1 billion and more
                                                 but less then $2 billion
                                                 0.45% on assets of $2 billion and more
                                                 but less then $5 billion
                                                 0.40% for assets of $5 billion and more

Gartmore GVIT Money Market Fund                  0.40% on assets up to $1 billion
                                                 0.38% on assets of $1 billion and more
                                                 but less than $2 billion
                                                 0.36% on assets of $2 billion and more
                                                 but less then $5 billion
                                                 0.34% for assets of $5 billion and more

Gartmore GVIT Money Market Fund II               0.50% on assets up to $1 billion
                                                 0.48% on assets of $1 billion and more
                                                 but less than $2 billion
                                                 0.46% on assets of $2 billion and more
                                                 but less then $5 billion
                                                 0.44% for assets of $5 billion and more

     During the fiscal years ended December 31, 2002, 2001 and 2000, GMF received the following fees for investment advisory services



                                          YEAR ENDED DECEMBER 31,
FUND                                2002   2001         2000
Gartmore GVIT Nationwide Fund       $      $10,408,538  $             12,055,797
Gartmore GVIT Growth Fund,          $      $ 2,540,711  $              4,785,143
Gartmore GVIT Government Bond Fund  $      $ 5,454,842  $              3,275,649
Gartmore GVIT Money Market Fund     $      $10,040,104  $              6,486,295
Gartmore GVIT Money Market Fund II         $   35,7701                        --

1    The  Fund  commenced  operations  October  1,  2001.

     Until January 14, 2002 when the waiver/reimbursement was discontinued, GMF agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to the following:

          0.78%  on  the  Class  I  shares of the Gartmore GVIT Nationwide Fund;
          1.03%  on  the  Class  II shares of the Gartmore GVIT Nationwide Fund;
          0.80% on the Class I shares of the Gartmore GVIT Growth Fund; 0.66% on the Class I shares of the Gartmore GVIT Government Bond Fund;
               and
          0.55%  on  the  Class  I  shares  of  the  Money  Market  Fund.

     During the fiscal years ended December 31, 2002, 2001 and 2000 the Funds received total reimbursements as follows:


                                          YEAR ENDED DECEMBER 31,
FUND                                2002    2001         2000
Gartmore GVIT Nationwide Fund       $       $  754,192  $                706,978
Gartmore GVIT Growth Fund           $       $  213,289  $                293,537
Gartmore GVIT Government Bond Fund  $       $  799,745  $                498,191
Gartmore GVIT Money Market Fund     $       $1,671,437  $              1,126,343
Gartmore GVIT Money Market Fund II  $       $  10,7021                        --

1    The  Fund  commenced  operations  October  1,  2001.

     In the interest of limiting expenses for the Gartmore GVIT Money Market Fund II, GMF initially agreed contractually to waive advisory fees, and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses for the Fund to 1.30%. This waiver was discontinued effective as of May 1, 2002.

     GMF has contractually agreed to waive advisory fees, and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) from exceeding 0.55% for the Class V shares at least through October 15, 2003, and agreed contractually to waive advisory fees or reimburse expenses in order to limit total annual operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) for the Class IV shares to no more than 0.50% through at least October 1, 2004.

GARTMORE  GVIT  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND

     Under the terms of its Investment Advisory Agreement, the Gartmore GVIT Global Technology and Communications Fund pays to GMF a fee at an annual rate of 0.98% of the Fund's average daily net assets. Until July 1, 2002, GMF had agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) to 1.35% on Class I and Class III shares and 1.60% on Class II Shares. Effective July 1, 2002, these expense limitations (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) are 1.25% on Class I, Class II and Class III shares until at least July 1, 2003, therefore, the maximum amount of total annual Fund operating expenses that the Fund could pay would be 1.50% on Class I and Class III shares and 1.75% on Class II shares (excluding any taxes, interest, brokerage fees or extraordinary expenses). This Fund commenced operations on June 30, 2000. Advisory fees paid for the period ended December 31, 2000 were $0, net of waivers in the amount of $44,727.

     During the fiscal years ended December 31, 2002 and 2001, GMF received the following fees for investment advisory services


                                     YEAR ENDED DECEMBER 31,
FUND                                 2002    2001
Gartmore GVIT Global Technology and
Communications Fund                  $      $         131,329

     During the fiscal years ended December 31, 2002 and 2001 the Funds received total reimbursements as follows:

                                     YEAR ENDED DECEMBER 31,
FUND                                 2002    2001
Gartmore GVIT Global Technology and
Communications Fund                  $      $          89,862


GARTMORE  GVIT  GLOBAL  HEALTH  SCIENCES  FUND

     For the services it provides to the Gartmore GVIT Global Health Sciences Fund, GMF receives an annual fee of 1.00% of the Fund's average daily net assets. Until July 1, 2002, GMF had agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) to 1.35% on Class I and Class III shares and 1.60% on Class II Shares. Effective July 1, 2002, these expense limitations (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) are 1.25% on Class I, Class II and Class III shares until at least July 1, 2003, therefore, the maximum amount of total annual Fund operating expenses that the Fund could pay would be 1.50% on Class I and Class III shares and 1.75% on Class II shares (excluding any taxes, interest, brokerage fees or extraordinary expenses). This Fund commenced operations on December 29, 2000. Advisory fees paid under the agreement for the fiscal year ended December 31, 2000 were $0, net of waivers in the amount of $107.

     During the fiscal years ended December 31, 2002 and 2001, GMF received the following fees for investment advisory services


                                     YEAR ENDED DECEMBER 31,
FUND                                 2002    2001
Gartmore  GVIT  Global  Health
     Sciences  Fund                   $       $19,354

     During the fiscal years ended December 31, 2002 and 2001 the Funds received total reimbursements as follows:


                                     YEAR ENDED DECEMBER 31,
FUND                                 2002    2001
Gartmore  GVIT  Global  Health
   Sciences  Fund                     $      $95,729

GVIT  INVESTOR  DESTINATIONS  FUNDS

     Under the terms of the Investment Advisory Agreement, GMF receives an annual fee of 0.13% of each of the GVIT Investor Destinations Funds average daily net assets. GMF had agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.61% for each of the GVIT Investor Destinations Funds, until May 1, 2003.

     Advisory fees paid under the agreement for the fiscal year ended December 31, 2001 were as follows:


                                                       ADVISORY
                                                         FEES          TOTAL
FUND                                                     PAID     REIMBURSEMENTS
---------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Aggressive Fund    $      36  $  6,646
Gartmore GVIT Investor Destinations Moderately
Aggressive Fund                                        $      36  $  6,646
Gartmore GVIT Investor Destinations Moderate Fund      $      36  $  6,646
Gartmore GVIT Investor Destinations Moderately
Conservative Fund                                      $      36  $  6,646
Gartmore GVIT Investor Destinations Conservative Fund  $      36  $  6,646
                                                       ---------  --------
TOTAL                                                  $     180  $ 33,230

     Advisory fees paid under the agreement for the fiscal year ended December 31, 2002 were as follows:


                                                       ADVISORY
                                                         FEES          TOTAL
FUND                                                     PAID     REIMBURSEMENTS
---------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Aggressive Fund    $     ___  $     ___
Gartmore GVIT Investor Destinations Moderately
Aggressive Fund                                        $     ___  $     ___
Gartmore GVIT Investor Destinations Moderate Fund      $     ___  $     ___
Gartmore GVIT Investor Destinations Moderately
Conservative Fund                                      $     ___  $     ___
Gartmore GVIT Investor Destinations Conservative Fund  $     ___  $     ___
                                                       ---------  ---------
TOTAL                                                  $     ___  $     ___

COMSTOCK  GVIT  VALUE  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

     0.80%  on  assets  up  to  $50  million
     0.65%  on  assets  of  $50  million  and  more
        but  less  than  $250  million
     0.60%  on  assets  of  $250  million  and  more
       but  less  than  $500  million
     0.55%  for  assets  of  $500  million  and  more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     In the interest of limiting expenses for the Comstock GVIT Value Fund, GMF has agreed contractually to waive advisory fees, and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) from exceeding 1.20% for the Class II shares at least through April 30, 2004 and 0.95% for the Class IV shares through at least October 1, 2004. GMF had previously agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.95% on Class I shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 2000, GMF was paid $284,811, net of waivers in the amount of $70,388.

     During the fiscal years ended December 31, 2002 and 2001, GMF received the following fees for investment advisory services



                                     YEAR ENDED DECEMBER 31,
FUND                                 2002    2001
Comstock GVIT Value Fund             $      $434,663

     During the fiscal years ended December 31, 2002 and 2001 the Funds received total reimbursements as follows:

                                     YEAR ENDED DECEMBER 31,
FUND                                 2002    2001
Comstock GVIT Value Fund              $      $78,158


FEDERATED  GVIT  HIGH  INCOME  BOND  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

     0.80%  on  assets  up  to  $50  million
     0.65%  on  assets  of  $50  million  and  more
       but  less  than  $250  million
     0.60%  on  assets  of  $250  million  and  more
       but  less  than  $500  million
     0.55%  for  assets  of  $500  million  and  more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     GMF had previously agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.95% on Class I shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 2000, GMF was paid $442,436, net of waivers in the amount of $115,002.

     During the fiscal years ended December 31, 2002 and 2001, GMF received the following fees for investment advisory services:



                                     YEAR ENDED DECEMBER 31,
FUND                                  2002     2001
Federated GVIT High Income Bond Fund  $      $737,807

     During the fiscal years ended December 31, 2002 and 2001 the Funds received total reimbursements as follows:



                                     YEAR ENDED DECEMBER 31,
FUND                                  2002    2001
Federated GVIT High Income Bond Fund  $      $84,812


GARTMORE  GVIT  WORLDWIDE  LEADERS  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

     1.00%  on  assets  up  to  $50  million
     0.95%  for  assets  of  $50  million  and  more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     GMF had previously agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.20% on Class I shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 2000, GMF was paid $586,716, net of waivers in the amount of $165,649.

     During the fiscal years ended December 31, 2002 and 2001, GMF received the following fees for investment advisory services:




                                     YEAR ENDED DECEMBER 31,
FUND                                  2002     2001
Gartmore GVIT Worldwide Leaders Fund  $      $733,766

     During the fiscal years ended December 31, 2002 and 2001 the Funds received

                                     YEAR ENDED DECEMBER 31,
FUND                                  2002     2001
Gartmore GVIT Worldwide Leaders Fund  $      $70,056


DREYFUS  GVIT  MID  CAP  INDEX  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

     0.50%  on  assets  up  to  $250  million
     0.49%  on  assets  of  $250  million  and  more
       but less than $500  million
     0.48%  on  assets  of  $500  million  and  more
       but  less  than  $750  million
     0.47%  on  assets  of  $750  million  and  more
       but  less  than  $1  billion
     0.45%  for  assets  of  $1  billion  and  more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     GMF had previously agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.65% on Class I shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 2000, GMF was paid $163,748, net of waivers in the amount of $157,855.

     During the fiscal years ended December 31, 2002 and 2001, GMF received the following fees for investment advisory services:


                                     YEAR ENDED DECEMBER 31,
FUND                                  2002     2001
Dreyfus GVIT Mid Cap Index Fund       $      $961,813


     During the fiscal years ended December 31, 2002 and 2001 the Funds received total reimbursements as follows:


                                     YEAR ENDED DECEMBER 31,
FUND                                  2002     2001
Dreyfus GVIT Mid Cap Index Fund        $      $249,729


J.P.  MORGAN  GVIT  BALANCED  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

     0.75%  on  assets  up  to  $100  million
     0.70%  for  assets  of  $100  million  and  more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     In the interest of limiting expenses for the J.P. Morgan GVIT Balanced Fund, GMF has agreed contractually to waive advisory fees and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.91% for Class IV shares at least through October 1, 2004. GMF had previously agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.90% on Class I shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 2000, GMF was paid $542,881, net of waivers in the amount of $159,539 During the fiscal years ended December 31, 2002 and 2001, GMF received the following fees for investment advisory services:


                                     YEAR ENDED DECEMBER 31,
FUND                                  2002     2001
J.P. Morgan GVIT Balanced Fund        $      $975,563

     During the fiscal years ended December 31, 2002 and 2001 the Funds received total reimbursements as follows:


                                     YEAR ENDED DECEMBER 31,
FUND                                  2002     2001
J.P. Morgan GVIT Balanced Fund        $       $ 165,741


MAS  GVIT  MULTI  SECTOR  BOND  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

     0.75%  on  assets  up  to  $200  million
     0.70%  for  assets  of  $200  million  and  more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     GMF had previously agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.90% on Class I shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 2000, GMF was paid $547,986, net of waivers in the amount of $179,017.

     During the fiscal years ended December 31, 2002 and 2001, GMF received the following fees for investment advisory services:


                                     YEAR ENDED DECEMBER 31,
FUND                                  2002     2001
MAS GVIT Multi Sector Bond Fund       $      $1,179,519

     During the fiscal years ended December 31, 2002 and 2001 the Funds received total reimbursements as follows:


                                     YEAR ENDED DECEMBER 31,
FUND                                  2002     2001
MAS GVIT Multi Sector Bond Fund       $       $  216,127


GVIT  SMALL  CAP  VALUE  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

     0.90%  on  assets  up  to  $200  million
     0.85%  for  assets  of  $200  million  and  more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     GMF had previously agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.05% on Class I shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 2000, GMF was paid $1,514,031, net of waivers in the amount of $303,376.

     During the fiscal years ended December 31, 2002 and 2001, GMF received the following fees for investment advisory services:


                                     YEAR ENDED DECEMBER 31,
FUND                                  2002     2001
GVIT Small Cap Value Fund             $      $4,373,935


     During the fiscal years ended December 31, 2002 and 2001 the Funds received total reimbursements as follows:


                                     YEAR ENDED DECEMBER 31,
FUND                                  2002     2001
GVIT Small Cap Value Fund              $      $  498,130


     Beginning February 5, 2001, GMF began managing a portion of the Fund's portfolio itself. In addition, GMF has selected The Dreyfus Corporation as a subadviser to manage a portion of the Fund's portfolio. Beginning April 28, 2003, GMF has selected Banc One Investment Advisors Corporation as another subadviser to manage a portion of the Fund's portfolio.

GVIT  SMALL  CAP  GROWTH  FUND

     Under the terms of its Investment Advisory Agreement, the Fund pays GMF a fee at the annual rate of 1.10% of the Fund's average daily net assets. The Fund commenced operations on or around May 1, 1999. GMF had previously agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to 1.30% on Class I shares and 1.55% on Class II shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 2000, GMF was paid $488,609, net of waivers in the amount of $181,698.

     During the fiscal years ended December 31, 2002 and 2001, GMF received the following fees for investment advisory services:


                                     YEAR ENDED DECEMBER 31,
FUND                                  2002     2001
GVIT Small Cap Growth Fund            $      $1,174,969


     During the fiscal years ended December 31, 2002 and 2001 the Funds received total reimbursements as follows:



                                     YEAR ENDED DECEMBER 31,
FUND                                  2002     2001
GVIT Small Cap Growth Fund            $      $    135,474

NATIONWIDE GVIT STRATEGIC VALUE FUND AND GARTMORE GVIT MID CAP GROWTH FUND (FORMERLY STRONG GVIT MID CAP GROWTH FUND)

     Under the terms of the Investment Advisory Agreement, the Strategic Value Fund pays to GMF a fee at the annual rate of 0.90% of that Fund's average daily net assets. GMF receives an annual fee expressed as an annual percentage of the Gartmore GVIT Mid Cap Growth Fund's average daily net assets as follows:

     0.75%  on  assets  up  to  $200  million
     0.70%  for  assets  of  $200  million  and  more

     Prior to May 1, 2001, advisory fees for the Gartmore GVIT Mid Cap Growth Fund were paid under a different fee schedule.

     In the interest of limiting expenses for the Gartmore GVIT Mid Cap Growth Fund, GMF has agreed contractually to waive advisory fees and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.95% for Class IV shares at least through October 1, 2004.

     GMF had previously agreed to waive advisory fees for each Fund and, if necessary, reimburse expenses in order to limit each Fund's respective total annual Fund operating expenses to 1.00% on Class I shares; however, this waiver is voluntary and as of January 14, 2002 was discontinued for the Gartmore GVIT Mid Cap Growth Fund. It may be discontinued for the Nationwide GVIT Strategic Value Fund upon prior written notice to shareholders. For the fiscal year ended December 31, 2000, GMF was paid $146,678 for the Nationwide GVIT Strategic Value Fund, net of waivers in the amount of $58,778, and $1,551,732 for the Gartmore GVIT Mid Cap Growth Fund, net of waivers in the amount of $353,987.

     During the fiscal years ended December 31, 2002 and 2001, GMF received the following fees for investment advisory services:


                                     YEAR ENDED DECEMBER 31,
FUND                                  2002     2001
Nationwide GVIT Strategic Value Fund  $      $  219,175
Gartmore GVIT Mid Cap Growth Fund     $      $1,744,588

     During the fiscal years ended December 31, 2002 and 2001 the Funds received total reimbursements as follows:


                                     YEAR ENDED DECEMBER 31,
FUND                                  2002     2001
Nationwide GVIT Strategic Value Fund  $      $ 59,364
Gartmore GVIT Mid Cap Growth Fund     $      $352,429


     On [April 28, 2003], Gartmore GVIT Mid Cap Growth Fund was reorganized with the Market Street Mid Cap Growth Portfolio and GMF has assumed direct investment management responsibility for the Fund. The investment advisory fee for the Gartmore GVIT Mid Cap Growth Fund will also be decreased as follows:

     Fee                    Net  Assets
----------------------------------------------------
     0.75%                  up  to  $200  million
     0.70%                  $200  million  and  more

GVIT  SMALL  COMPANY  FUND

     On September 1, 1999, at the time of the transfer of investment advisory services from NSI to GMF, the management fee payable by the Fund was split between investment advisory and fund administration agreements. Effective May 1, 2001, the investment advisory fee for the Fund is 0.93% of the Fund's average daily net assets. For the fiscal year ended December 31, 2000, GMF received advisory fees of $6,677,080.

     During the fiscal years ended December 31, 2002 and 2001, GMF received the following fees for investment advisory services:


                                     YEAR ENDED DECEMBER 31,
FUND                                  2002     2001
GVIT Small Company Fund                $      $6,856,394

     GMF had previously agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to 1.25% on Class I shares and 1.50% on Class II shares. These waivers were discontinued as of January 14, 2002.

     GMF has selected five subadvisers, each of whom will each manage part of the Fund's portfolio. In addition, GMF manages a portion of the Fund's portfolio itself.

TURNER  GVIT  GROWTH  FOCUS  FUND

     As described in the Prospectus, the Turner GVIT Growth Focus Fund is subject to base investment advisory fees that may be adjusted if the Fund out- or under-performs a stated benchmark over a 36-month period. Set forth below is information about the advisory fee arrangements between GMF and the Fund:




FUND          BENCHMARK    REQUIRED EXCESS      BASE ADVISORY      HIGHEST POSSIBLE    LOWEST POSSIBLE
                             PERFORMANCE             FEE            ADVISORY FEE AT    ADVISORY FEE AT
                                                                   EACH BREAK POINT   EACH BREAK POINT
--------------------------------------------------------------------------------------------------------
Turner GVIT  Russell 1000             12.0%      0.90% for assets              1.12%              0.68%
Growth       Growth Index                        up to $500 million,
Focus
Fund
                                                 0.80% for assets              0.98%              0.62%
                                                 of $500 million
                                                 and more but less
                                                 than $2 billion,
                                                 0.75% for assets of           0.91%              0.59%
                                                 $ 2 billion and more

     The performance adjustment works as follows: If the Turner GVIT Growth Focus Fund outperforms the Russell 1000 Growth Index by more than 12.0% over a 36 month period, the advisory fees will increase from 0.90% to 1.12% for assets under $500 million. If, however, the Fund underperforms its benchmark by 12.0% over a 36 month period, the advisory fees would go down to 0.68% for assets under $500 million. In the event that the Fund out-performs or underperforms its benchmark by less than 12% over a 36-month period, no adjustment will take place and GMF will receive the applicable base fee. These performance-based fees will only be charged once a Fund has been in operation for at least one year, will be implemented incrementally over the first three years of the Fund's operations and will comply with all applicable SEC rules.

     Until July 1, 2002, GMF had agreed contractually to waive advisory fees, and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) to 1.35% on Class I and Class III shares and 1.60% on Class II Shares. Effective July 1, 2002, these expense limitations (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) are 1.35% on Class I, Class II and Class III shares until at least July 1, 2003, therefore, the maximum amount of total annual Fund operating expenses that the Fund could pay would be 1.60% on Class I and Class III shares and 1.85% on Class II shares (excluding any taxes, interest, brokerage fees or extraordinary expenses).

GARTMORE  GVIT  U.S.  GROWTH  LEADERS  FUND

     As described in the prospectus, the Gartmore GVIT U.S. Growth Leaders Fund is subject to base investment advisory fees that may be adjusted if the Fund out- or under-performs its stated benchmark over a 36-month period. Set forth below is information about the advisory fee arrangement between GMF and the
Fund:



FUND              BENCHMARK    REQUIRED EXCESS      BASE ADVISORY      HIGHEST POSSIBLE    LOWEST POSSIBLE
                                 PERFORMANCE             FEE            ADVISORY FEE AT    ADVISORY FEE AT
                                                                       EACH BREAK POINT   EACH BREAK POINT
-----------------------------------------------------------------------------------------------------------
Gartmore        S&P 500 Index             12.0%      0.90% for assets              1.12%              0.68%
GVIT U.S.                                            up to $500 million,
Growth Leaders
Fund
                                                     0.80% for assets              0.98%              0.62%
                                                     of $500 million
                                                     and more but less
                                                     than $2 billion,
                                                     0.75% for assets of           0.91%              0.59%
                                                     $ 2 billion and more


     The performance adjustment for the Fund works as follows: if the Fund outperforms the S&P 500 Index by more than 12.0% over a 36 month period, the advisory fees will increase from 0.90% to 1.12% for assets under $500 million. If, however, the Fund underperforms its benchmark by 12.0% over a 36 month period, the advisory fees would go down to 0.68% for assets under $500 million. In the event that the Fund out-performs or underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and GMF will receive the applicable base fee. These performance-based fees will only be charged once the Fund has been in operation for at least one year, will be implemented incrementally over the first three years of the Fund's operations and will comply with all applicable SEC rules.

     Until July 1, 2002, GMF had agreed contractually to waive advisory fees, and, if necessary, reimburse expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) in order to limit total annual Fund operating expenses to 1.25% on Class I and Class III shares and 1.50% on Class II shares. Effective July 1, 2002, these expense limitations (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) are 1.15% on Class I, Class II and Class III shares until at least July 1, 2003; therefore, the maximum amount of total annual Fund operating expenses that the Fund could pay would be 1.40% on Class I and Class III and 1.65% on Class II shares (excluding any taxes, interest, brokerage fees or extraordinary expenses).

     During the fiscal years ended December 31, 2002 and 2001, GMF received the following fees for investment advisory services:


                                        YEAR ENDED DECEMBER 31,
FUND                                    2002    2001
Gartmore GVIT U.S. Growth Leaders Fund  $      $1,032

     During the fiscal years ended December 31, 2002 and 2001 the Funds received total reimbursements as follows:


                                        YEAR ENDED DECEMBER 31,
FUND                                    2002    2001
Gartmore GVIT U.S. Growth Leaders Fund  $       $   7,223

*The Fund  commenced  operations  on  December  18,  2001.

GARTMORE  GVIT  NATIONWIDE  LEADERS  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

     0.90%  on  assets  up  to  $500  million
     0.80%  on  assets  of  $500  million  and  more
        but  less  than  $2  billion
     0.75%  for  assets  of  $2  billion  and  more

     GMF has contractually agreed to waive advisory fees and, if necessary, reimburse expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) in order to limit total annual Fund operating expenses to 1.10% for each Class; therefore, the maximum amount of total annual Fund operating expenses that the Fund could pay would be 1.35% on Class I and Class III and 1.60% on Class II shares (excluding any taxes, interest, brokerage fees or extraordinary expenses).

     During the fiscal years ended December 31, 2002 and 2001, GMF received the following fees for investment advisory services:



                                        YEAR ENDED DECEMBER 31,
FUND                                    2002    2001
Gartmore GVIT Nationwide Leaders Fund  $      $ 346

     During the fiscal years ended December 31, 2002 and 2001 the Funds received total reimbursements as follows:


                                        YEAR ENDED DECEMBER 31,
FUND                                    2002    2001
Gartmore GVIT Nationwide Leaders Fund  $      $ 7,433

*The Fund  commenced  operations  on  December  18,  2001.

GVIT  EQUITY  500  INDEX  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets of 0.24%. GMF has contractually agreed to waive advisory fees and/or reimburse expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) in order to limit total annual Fund operating expenses from exceeding 0.28% on Class IV shares through October 1, 2004. This Fund has not yet commenced operations.

DREYFUS  GVIT  INTERNATIONAL  VALUE  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets of 0.75% on the first $200 million in assets and 0.70% in excess of $200 million. This Fund has not yet commenced operations.

GARTMORE GVIT EMERGING MARKETS FUND, GARTMORE GVIT INTERNATIONAL GROWTH FUND, GARTMORE GVIT GLOBAL LEADERS FUND, GARTMORE GVIT EUROPEAN LEADERS FUND, GARTMORE GVIT GLOBAL SMALL COMPANIES FUND, GARTMORE GVIT OTC FUND, GARTMORE GVIT ASIA PACIFIC LEADERS FUND, GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND, GARTMORE GVIT GLOBAL UTILITIES FUND AND GARTMORE GVIT DEVELOPING MARKETS FUND

     For the services it provides under its Investment Advisory Agreement with the Trust, GGAMT receives an annual fee paid monthly based on average daily net assets of each Fund according to the following schedule:



FUND                                          ASSETS  INVESTMENT ADVISORY FEE
--------------------------------------------------------------------------------
Gartmore GVIT Emerging Markets Fund and       All                        1.15%
Gartmore GVIT Global Small Companies Fund
Gartmore GVIT International Growth Fund,      All                        1.00%
Gartmore GVIT Global Leaders Fund,
Gartmore GVIT European Leaders Fund,
Gartmore GVIT OTC Fund,
Gartmore GVIT Asia Pacific Leaders Fund and
Gartmore GVIT Global Financial Services Fund
Gartmore GVIT Global Utilities Fund           All                        0.80%
Gartmore GVIT Developing Markets Fund         All                        1.15%

     In the interest of limiting expenses, GGAMT has contractually agreed to waive advisory fees, and, if necessary, reimburse expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) in order to limit total annual Fund operating expenses for the Funds it manages. This waiver is effective through at least July 1, 2003. These waivers and reimbursements are as follows:

     Gartmore  GVIT  Emerging  Markets  Fund:
       1.40% for Class I, Class II and Class III shares 1,2 Gartmore GVIT International Growth Fund:
       1.25% for Class I, Class II and Class III shares1,3 Gartmore GVIT Global Leaders Fund:
       1.55%  for  Class  I  shares
     Gartmore  GVIT  European  Leaders  Fund:
       1.25 % for Class I, Class II and Class III shares1,3 Gartmore GVIT Global Small Companies Fund:
       1.75%  for  Class  I  shares
     Gartmore  GVIT  OTC  Fund:
       1.60%  for  Class  I  shares
     Gartmore  GVIT  Asia  Pacific  Leaders  Fund
      1.25 % for Class I, Class II and Class III shares1,3 Gartmore GVIT Global Financial Services Fund
      1.25 % for Class I, Class II and Class III shares 1,3 Gartmore GVIT Global Utilities Fund
      1.05  %  for  Class  I,  Class II and Class III shares1,4

1 Until July 1, 2002, the expense limitations (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) were as follows: Gartmore GVIT Emerging Markets Fund: 1.75% for Class I and Class III shares and 2.00% for Class II shares Gartmore GVIT International Growth Fund: 1.60% for Class I and Class III shares and 1.85% for Class II shares Gartmore GVIT European Leaders Fund: 1.45 % for Class I and Class III shares and 1.70% for Class II shares Gartmore GVIT Asia Pacific Leaders Fund: 1.45 % for Class I and Class III shares and 1.70% for Class II shares Gartmore GVIT Global Financial Services Fund:
     1.35 % for Class I and Class III shares and 1.60% for Class II shares Gartmore GVIT Global Utilities Fund: 1.15 % for Class I and Class III shares and 1.40% for Class II shares
2 The maximum amount of total annual Fund operating expenses that the Fund could pay would be 1.65% on Class I and Class III and 1.90% on Class II shares (excluding any taxes, interest, brokerage fees or extraordinary expenses).
3 The maximum amount of total annual Fund operating expenses that the Fund could pay would be 1.50% on Class I and Class III and 1.75% on Class II shares (excluding any taxes, interest, brokerage fees or extraordinary expenses).
4 The maximum amount of total annual Fund operating expenses that the Fund could pay would be 1.30% on Class I and Class III and 1.55% on Class II shares (excluding any taxes, interest, brokerage fees or extraordinary expenses).

     For the period August 30, 2000 (commencement of operations) through December 31, 2000, GGAMT was paid $0, net of waivers in the amount of $37,568 for the Gartmore GVIT Emerging Markets Fund and $0, net of waivers in the amount of $32,038 for the Gartmore GVIT International Growth Fund.

     During the fiscal years ended December 31, 2002 and 2001, GGAMT received the following fees for investment advisory services:


                                           YEAR ENDED DECEMBER 31,
FUND                                          2002     200
------------------------------------------------------------------
Gartmore GVIT Emerging Markets Fund           $      $100,063
Gartmore GVIT International Growth Fund       $      $ 89,283
Gartmore GVIT Global Financial Services Fund  $      $ 1,152*
Gartmore GVIT Global Utilities Fund           $      $   912*


     During the fiscal years ended December 31, 2002 and 2001 the Funds received total reimbursements as follows:

                                           YEAR ENDED DECEMBER 31,
FUND                                          2002     200
------------------------------------------------------------------
Gartmore GVIT Emerging Markets Fund           $      $60.069
Gartmore GVIT International Growth Fund       $      $99,027
Gartmore GVIT Global Financial Services Fund  $      $8,320*
Gartmore GVIT Global Utilities Fund           $      $8,323*


*The Fund  commenced  operations  on  December  18,  2001.

SUBADVISERS

     The Subadvisers for certain of the Funds advised by the Advisers are as follows:



FUND                                                 SUBADVISER(S)
--------------------------------------------------------------------------------
Comstock GVIT Value Fund                    Van Kampen Asset Management
                                            Inc. ("VKAM")

Federated GVIT High Income Bond Fund        Federated Investment Counseling
                                            ("Federated")

Gartmore GVIT Worldwide Leaders Fund        Gartmore Global Partners ("GGP")

Dreyfus GVIT Mid Cap Index Fund             The Dreyfus Corporation
                                            ("Dreyfus")

J. P. Morgan GVIT Balanced Fund             J.P. Morgan Investment
                                            Management Inc.
                                            ("J.P. Morgan")

MAS GVIT Multi Sector Bond Fund             Morgan Stanley Investments LP
                                            ("MSI")

GVIT Small Cap Value Fund                   The Dreyfus Corporation
                                            Banc One Investment Advisors
                                            ("Banc One")

GVIT Small Cap Growth Fund                  Waddell & Reed Investment
                                            Management Company
                                            ("WRIMCO")
                                            and Neuberger Berman, LLC
                                            ("Neuberger Berman")

Nationwide Strategic Value Fund             Strong Capital Management, Inc.
                                            ("Strong")

Gartmore GVIT Mid Cap Growth Fund           None3

GVIT Small Company Fund                     Dreyfus, Neuberger Berman,
                                            Strong, WRIMCO
                                            and GGP3

Turner GVIT Growth Focus Fund               Turner Investment Partners,
                                            Inc. ("Turner")

GVIT Equity 500 Index Fund                  SSgA Funds Management
                                            Inc. ("SSgA")

Dreyfus GVIT International Value Fund       Dreyfus

Gartmore GVIT Emerging Markets Fund,        GGP
Gartmore GVIT International Growth Fund,
Gartmore GVIT Global Leaders Fund,
Gartmore GVIT European Leaders Fund,
Gartmore GVIT Global Small Companies Fund,
Gartmore GVIT OTC Fund,
Gartmore GVIT Asia Pacific Leaders Fund,
Gartmore Global Financial Services Fund
  and Gartmore GVIT Global Utilities Fund
Gartmore GVIT Developing Markets Fund

---------------
1    WRIMCO  began  service  as  a  subadviser  to  the Fund on January 5, 2001.
2    GGP  began  service  as  a  subadviser  to  the  Fund  on  August 15, 2001.
3    Prior  to  May 1, 2003, Strong Capital Management was the Subadviser to the
     Fund.

     VKAM, a wholly-owned subsidiary of Van Kampen Investments Inc. ("Van Kampen"), is a diversified asset management company that administers more than three million retail investors accounts, has extensive capabilities for managing institutional portfolios and had more than $___ billion under management or supervision, as of December 31, 2002. Van Kampen is an indirect, wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.

     Federated, a Delaware business trust organized on April 11, 1989, is registered as an investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. Federated and other subsidiaries of Federated Investors, Inc. serve as investment advisers to number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. As of December 31, 2002, Federated had assets under management of approximately $___ billion.

     GGP is a global asset manager dedicated to serving the needs of U.S. based investors. GGP was formed in 1995 as a registered investment adviser and as of December 31, 2002 managed approximately $___ billion in assets. GGP is a joint venture between Gartmore Securities Limited and Gartmore US Limited, each a holding company. Gartmore US Limited is a wholly owned subsidiary of NGH, a holding company which is owned by Nationwide Corporation. As stated previously, Nationwide Mutual Fire Insurance Company and Nationwide Mutual Insurance Company together own all of the common stock of Nationwide Corporation. GGP is located at 1200 River Road, Conshohocken, PA 19428.

     Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"), a global financial services company. As of December 31, 2002, Dreyfus managed or administered approximately over $___ billion in assets for approximately ___ million investor accounts nationwide. Mellon is a publicly owned financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Through its subsidiaries, including Dreyfus, Mellon managed more than $___ billion in assets as of December 31, 2002. As of December 31, 2002, various subsidiaries of Mellon provided non-investment services, such as custodial or administration services, for more than $__ trillion in assets.

     J.P. Morgan, a wholly owned subsidiary of J.P. Morgan Chase & Co. Incorporated ("J.P. Morgan Chase") and a corporation organized under the laws of the State of Delaware, is a registered investment adviser under the 1940 Act. J.P. Morgan is located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan Chase, a bank holding company organized under the laws of the State of Delaware, was formed from the merger of J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation. J.P. Morgan Chase, together with its predecessors, has been in the banking and investment advisory business for over 100 years and today, through J.P. Morgan and its other subsidiaries, offers a wide range of banking and investment and investment management services to governmental, institutional, corporate and individual clients.

     MSI is wholly owned by subsidiaries of Morgan Stanley Dean Witter & Co. and is a division of Morgan Stanley Dean Witter Investment Management ("MSDW Investment Management"). MSI provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. As of December 31, 2002, MSDW Investment Management, together with its affiliated asset management companies, managed in excess of $___ billion in assets.

     Banc One is an indirect, wholly-owned subsidiary of Banc One Corporation, a bank holding company located in the state of Illinois. Banc One has its offices at 1111 Polaris Parkway, Columbus, Ohio 43271 and represents a consolidation of the investment advisory staffs of a number of bank affiliates of Bank One Corporation, which have considerable experience in the management of open-end management investment company portfolios, including One Group Mutual Funds (formerly, One Group, The One Group and the Helmsman Fund) since 1985. Banc One Corporation operates banking offices in 14 states and in selected international markets. Banc One Corporation also engages in other business related to banking and finance, including credit card and merchant processing, consumer and education finance, mortgage lending and servicing, insurance, venture capital, investment and merchant banking, trust, brokerage, investment management, leasing, community development and data processing. These activities are conducted through bank subsidiaries and non-bank subsidiaries. On a consolidated basis, Banc One Corporation had assets of over $___ billion as of December 31, 2002.

     WRIMCO acts as investment manager to numerous investment companies and accounts. As of December 31, 2002, WRIMCO managed over $___ billion in assets.

     Neuberger Berman and its predecessor firms and affiliates have specialized in the management of no-load mutual funds since 1950. Neuberger Berman and its affiliates manage securities accounts that had approximately $___ billion of assets as of December 31, 2002. Neuberger Berman is a member of the NYSE and other principal exchanges and acts as a broker in the purchase and sale of their securities for that portion of the Fund's portfolio managed by Neuberger Berman.

     Strong began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts. Strong also acts as investment advisor for each of the mutual funds within the Strong Family of Funds. As of December 31, 2002, Strong had approximately $___ billion under management. Strong's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong is the controlling shareholder of Strong.

     Turner was founded in 1990 and is located at 1235 Westlakes Drive, Berwyn, Pennsylvania 19312. It is a registered investment adviser under the Investment Advisers Act of 1940. Turner serves as investment adviser to other investment companies, as well as separate investment portfolios. As of December 31, 2002, Turner had approximately ___ billion in assets under management.

     SSgA is a wholly owned subsidiary of State Street Corporation and is located at Two International Place, Boston, MA 02110. SSgA manages over $60 billion in assets of U.S. Securities and Exchange Commission registered open-end investment companies. As of December 31, 2002, State Street Global Advisors companies, including SSgA, manage over $___ billion in assets, the third largest total among U.S. investment managers.

     Subject to the supervision of the Adviser (GMF or GGAMT, as applicable) and the Trustees, each of the Subadvisers manages the assets of the Funds as listed above in accordance with the Fund's investment objectives and policies. Each Subadviser makes investment decisions for the Fund and in connection with such investment decisions, places purchase and sell orders for securities. For the investment management services they provide to the Funds, the Subadvisers receive annual fees from the Adviser, calculated at an annual rate based on the average daily net assets of the funds, in the following amounts:




FUND                                                  ASSETS                FEE
--------------------------------------------------------------------------------
Comstock GVIT Value Fund                 up to $50 million                  0.35%
                                         50 million up to $250 million      0.30%
                                         250 million up to $500 million     0.25%
                                         500 million and more               0.20%

Federated GVIT High Income Bond Fund     up to $50 million                  0.40%
                                         50 million up to $250 million,     0.25%
                                         250 million up to $500 million,    0.20%
                                         500 million and more.              0.15%

Gartmore GVIT Worldwide Leaders Fund     up to $50 million                  0.60%
                                         $ 50 million and more              0.55%

Dreyfus GVIT Mid Cap Index Fund          up to $250 million,                0.10%
                                         250 million up to $500 million,    0.09%
                                         500 million up to $750 million,    0.08%
                                         750 million up to $1 billion,      0.07%
                                         $ 1 billion and more.              0.05%

J. P. Morgan GVIT Balanced Fund          up to $100 million                 0.35%
                                         100 million and more               0.30%

MAS GVIT Multi Sector Bond Fund          up to $200 million                 0.30%
                                         200 million and more               0.25%

GVIT Small Cap Value Fund                up to $200 million                 0.50%
                                         200 million and more               0.45%

GVIT Small Cap Growth Fund               All assets                         0.60%

Nationwide Strategic Value Fund          up to $500 million                 0.50%
                                         500 million and more               0.45%

GVIT Small Company Fund                  All assets                         0.60%

Turner GVIT Growth Focus Fund1           up to $500 million                 0.55%
                                         500 million up to $2 billion       0.45%
                                         $ 2 billion and more               0.40%

GVIT Equity 500 Index Fund               up to $200 million                 0.025%
                                         200 million up to $700 million     0.02%
                                         700 million and more               0.015%

Dreyfus GVIT International Value Fund    up to $500 million                 0.375%
                                         500 million and more               0.30%

Gartmore GVIT Emerging Markets Fund      All assets                         0.575%
Gartmore GVIT Global Small Companies
   Fund

Gartmore GVIT International Growth,      All assets                         0.50%
Gartmore GVIT Global Leaders Fund,
Gartmore GVIT European Leaders Fund,
Gartmore GVIT OTC Fund,
Gartmore GVIT Asia Pacific Leaders Fund
    and  Gartmore GVIT Global Financial
   Services Fund

Gartmore GVIT Global                     All assets                         0.40%
   Utilities Fund

---------------
1 The subadvisory fee at each breakpoint is a base subadvisory fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the Russell 1000 Growth Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay lower fees. For a further description of the fee, see below.

     The following table sets forth the amount GMF1foot1 or GGAMT paid to the Subadvisers for the fiscal years ended December 31, 2002, 2001, 2000: [FOOTNOTES TO BE REORDERED]


                                                  YEAR ENDED DECEMBER 31,
FUND                                      2002             2001           2000
------------------------------------------------------------------------------------
Comstock GVIT Value Fund                             $  212,251(2)  $     174,893(2)

Federated GVIT High Income Bond Fund                 $    322,188   $       249,200

Gartmore GVIT Worldwide Leaders Fund                 $  432,927(3)  $     438,800(3)

Dreyfus GVIT Mid Cap Index Fund                      $    192,350   $        64,320
J. P. Morgan GVIT Balanced Fund                      $    445,322   $     326,613(5)

MAS GVIT Multi Sector Bond Fund                      $    471,808   $     303,984(5)

GVIT Small Cap Value Fund                            $  2,282,791   $       999,500

GVIT Small Cap Growth Fund                           $  663,062(7)  $     365,621(7)

Nationwide Strategic Value Fund                      $  121,764(8)  $     114,142(8)

Gartmore GVIT Mid Cap Growth Fund                    $  969,215(9)  $   1,058,731(9)

GVIT Small Company Fund                              $4,257,790(10)  $4,307,794(10,11)

Turner GVIT Growth Focus Fund                        $  89,938(12)  $       0(13,14)

Gartmore GVIT Emerging Markets Fund                  $  50,032(14)          N/A

Gartmore GVIT International Growth Fund              $  44,642(14)  $             0

Gartmore GVIT Global Financial Services Fund         $     576(15)          N/A

Gartmore GVIT Global Utilities Fund           $      $     456(15)          N/A

--------------------
1
2 Prior to May 1, 2002, Federated was subadviser to the Fund. As a result, these fees were paid to Federated.
3 Prior to January 2, 2002, J.P. Morgan was the Fund's subadviser. As a result, these fees were paid to J.P. Morgan.
4
5 Prior to May 1, 2000, Salomon Brothers Asset Management Inc. ("SBAM") was the Fund's subadviser. As a result, these fees include amounts paid to SBAM.
7 Prior to May 1, 2002, MSI acted as a subadviser to the Fund. As a result, these fees include amounts paid to MSI. Prior to October 1, 2000, Franklin Advisers, Inc. acted as a subadviser for the Fund. However, Franklin received no advisory fees.
8 Prior to March 12, 2001, Strong had subcontracted with Schaefer Capital Management, Inc. ("Schaefer") to act as the subadviser to the Fund. Effective March 12, 2001, Strong assumed Schaefer's subadviser duties. For the years ended December 31, 2000 and 2001 (until March 12, 2001), Strong paid Schaefer subadvisory fees out of the amount it received.
9 Prior to April 28, 2003, the Fund was subadvised by Strong. These fees reflect what was paid to Strong during the fiscal years prior to that time.
10 Prior to May 1, 2000, Credit Suisse Asset Management, LLC ("Credit Suisse") served as a subadviser to the Fund. As a result, these fees include amounts paid to Credit Suisse.
11   With  total  reimbursements  in  the  amount  of  $67,618.
12   Net  of  waivers  in  the  amount  of  $16,503.
14   The  Fund  commenced  operations  on  August  30,  2000.
15   The Fund commenced operations on December 18, 2001.

     The  remaining  Funds had not commenced operations as of December 31, 2002.

SUBADVISER  PERFORMANCE  FEE  -  TURNER  GVIT  GROWTH  FOCUS  FUND

     For the subadvisory services it provides to the Fund, Turner receives a base subadvisory fee that may be adjusted if a Fund out- or under-performs a stated benchmark. Set forth below is information about the subadvisory fee arrangements of the Fund between Turner and GMF:




FUND     BENCHMARK    REQUIRED EXCESS      BASE ADVISORY       HIGHEST POSSIBLE      LOWEST POSSIBLE
                      PERFORMANCE          FEE                 ADVISORY FEE AT       ADVISORY FEE AT
                                                               EACH BREAK POINT      EACH BREAK POINT
--------------------------------------------------------------------------------------------------------

Turner   Russell 1000           12.0%     0.55% for assets                     0.77%              0.33%
GVIT     Growth Index                     up to $500 million,
Growth
Focus
Fund
                                          0.45% for assets                     0.63%              0.27%
                                          of $500 million
                                          and more but less
                                          than $2 billion,
                                          0.40% for assets of                  0.56%              0.24%
                                          $ 2 billion and more

     In the event that the Fund over-or-underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and Turner will receive the applicable base fee. These performance-based fees will be paid from the investment advisory fees received by GMF and will be subject to the same conditions.

CONSIDERATION  OF  INVESTMENT  ADVISORY  AGREEMENTS

     In determining whether it was appropriate to approve the Investment Advisory Agreements between each Adviser and the Trust, on behalf of each Fund, the Board received extensive information, provided by the Advisers, that the Board believed to be reasonably necessary to conduct its review. The Board carefully evaluated this information, and was advised with respect to its deliberations by legal counsel to the Trust, and the trustees who are not interested persons were also advised by their own independent legal counsel. The Trustees decided to approve the Investment Advisory Agreements on the basis of the following considerations, among others:

- The investment advisory fee payable to each Adviser under the Investment Advisory Agreement, the anticipated costs to the Adviser of providing these services, the profitability of each Adviser's relationship with the Funds that it advises, and the comparability of the fee to fees paid by other similar investment companies.
- The nature, quality and extent of the investment advisory services expected to be provided by the Adviser to each of the Funds it advises and such Funds' historic performance and the comparability of such Funds' performance to the performance of similar investment companies.
- The overall quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Advisers.
- Any ancillary benefits to the Advisers, including soft dollars received by such Advisers.

     In light of the above considerations and such other factors and information it considered relevant, the Board unanimously determined that the Investment Advisory Agreements should be continued for each of the Funds and that the compensation payable under such Investment Advisory Agreements is fair and reasonable with respect to each such Fund.

     With respect to the addition of new Funds to the Investment Advisory Agreements, the Board has considered similar information, omitting, however, unavailable Fund profitability information and historic Fund performance information.

DISTRIBUTOR

     Gartmore Distribution Services, Inc. ("GDSI") serves as underwriter for each of the Funds of the Trust in the continuous distribution of their shares pursuant to a Underwriting Agreement dated as of October 1, 2002 (the "Underwriting Agreement"). Prior to October 1, 2002, Nationwide Securities, Inc. was the underwriter for the Funds. Unless otherwise terminated, the Underwriting Agreement will continue in effect for the initial term and from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. GDSI, located at 1200 River Road, Conshohocken, PA 19428, is a wholly-owned subsidiary of Gartmore Global Asset Management, Inc. The following entities or people are affiliates of the Trust and are also affiliates of GDSI:

          Gartmore  Mutual  Fund  Capital  Trust
          Gartmore  Global  Asset  Management  Trust
          Gartmore  Global  Partners
          Nationwide  Life  Insurance  Company
          Nationwide  Life  and  Annuity  Insurance  Company
          Nationwide  Financial  Services,  Inc.
          Nationwide  Corporation
          Nationwide  Mutual  Insurance  Company
          Paul  Hondros
          Gerald  Holland
          Eric  Miller

     In its capacity as Distributor, GDSI solicits orders for the sale of shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. GDSI receives no compensation under the Underwriting Agreement with the Trust.

DISTRIBUTION  PLAN

     The Trust, with respect to certain shares of certain Funds, has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act. The Plan permits such Funds to compensate GDSI, as the Funds' distributor, for expenses associated with the distribution of such Funds' Class II shares or all of the shares in the case of the Gartmore GVIT Investor Destinations Funds and Gartmore GVIT Money Market Fund II. Although actual distribution expenses may be more or less, under the Plan such Funds, or the applicable class, as indicated below, pay GDSI an annual fee in an amount that will not exceed the following amounts:




Gartmore GVIT Nationwide Fund                          0.25% of the average daily
Gartmore GVIT International Growth Fund                net assets of Class II shares
Gartmore GVIT Global Technology                        of each Fund, all of which
    and Communications Fund                            will be considered a
Gartmore GVIT Emerging Markets Fund                    distribution fee.
Gartmore GVIT Global Health Sciences Fund
GVIT Small Cap Growth Fund
GVIT Small Company Fund
Gartmore GVIT Mid Cap Growth Fund
Comstock GVIT Value Fund
Turner GVIT Growth Focus Fund
Dreyfus GVIT Mid Cap Index Fund
GVIT Small Cap Value Fund
Gartmore GVIT Worldwide Leaders Fund
Gartmore GVIT Government Bond Fund
Gartmore GVIT European Leaders Fund
Gartmore GVIT Nationwide Leaders Fund
Gartmore GVIT U.S. Growth Leaders Fund
Gartmore GVIT Asia Pacific Leaders Fund
Gartmore GVIT Global Financial Services Fund
Gartmore GVIT Global Utilities Fund
GVIT Equity 500 Index Fund
Dreyfus GVIT International Value Fund
Gartmore GVIT Developing Markets Fund

Gartmore GVIT Investor Destinations Aggressive Fund    0.25% of the average daily
Gartmore GVIT Investor Destinations Moderately         net assets of shares of each
    Aggressive Fund                                    Fund, all of which will be
Gartmore GVIT Investor Destinations Moderate Fund      considered a distribution fee.
Gartmore GVIT Investor Destinations Moderately
    Conservative Fund
Gartmore GVIT Investor Destinations Conservative Fund
Gartmore GVIT Money Market Fund II

     For the fiscal year ended December 31, 2002, the Funds paid to GDSI and NSI (the Trust's previous underwriter) the following amounts associated with the distribution of such Funds' Class II shares (or all of the shares in the case of the Gartmore GVIT Investor Destinations Funds and Gartmore GVIT Money Market Fund II):




FUND                                                                 FEES PAID
--------------------------------------------------------------------------------
Gartmore GVIT Worldwide Leaders Fund                                 N/A
--------------------------------------------------------------------------------
Gartmore GVIT Nationwide Leaders Fund                                N/A
--------------------------------------------------------------------------------
Gartmore GVIT U.S. Growth Leaders Fund                               N/A
--------------------------------------------------------------------------------
Gartmore GVIT Global Technology and Communications Fund              N/A
--------------------------------------------------------------------------------
Gartmore GVIT Global Health Sciences Fund                            N/A
--------------------------------------------------------------------------------
Gartmore GVIT Global Financial Services Fund                         N/A
--------------------------------------------------------------------------------
Gartmore GVIT Global Utilities Fund                                  N/A
--------------------------------------------------------------------------------
Gartmore GVIT Government Bond Fund                                   N/A
--------------------------------------------------------------------------------
Gartmore GVIT Gartmore GVIT Nationwide Fund                          N/A
--------------------------------------------------------------------------------
Gartmore GVIT Emerging Markets Fund                                  N/A
--------------------------------------------------------------------------------
Gartmore GVIT International Growth Fun                               N/A
--------------------------------------------------------------------------------
Turner GVIT Growth Focus Fund                                        N/A
--------------------------------------------------------------------------------
Gartmore GVIT Small Cap Growth Fund                                  N/A
--------------------------------------------------------------------------------
Gartmore GVIT Small Company Fund                                     N/A
--------------------------------------------------------------------------------
Gartmore GVIT Small Cap Value Fund                                   N/A
--------------------------------------------------------------------------------
Dreyfus GVIT Mid Cap Index Fund                                      N/A
--------------------------------------------------------------------------------
Gartmore GVIT Money Market Fund II                                   $       __
--------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Aggressive Fund(2)               $       __
--------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderately Aggressive Fund(2)    $       __
--------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderate Fund(2)                 $       __
--------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderately Conservative Fund(2)  $       __
--------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Conservative Fund(2)             $       __
--------------------------------------------------------------------------------
Gartmore GVIT Asia Pacific Leaders Fund                              N/A
--------------------------------------------------------------------------------
Gartmore GVIT European Leaders Fund                                  N/A
--------------------------------------------------------------------------------
GVIT Equity 500 Index Fund                                           N/A
--------------------------------------------------------------------------------
Dreyfus GVIT International Value Fund                                N/A
--------------------------------------------------------------------------------
Gartmore GVIT Mid Cap Growth Fund                                    N/A
--------------------------------------------------------------------------------
Comstock GVIT Value Fund                                             N/A
--------------------------------------------------------------------------------

     Distribution expenses paid by GDSI are generally used to compensate sales personnel and broker-dealers for sales and shareholder services. Distributor expenses may also include the costs of marketing, printing and mailing prospectuses and sales literature to prospective investors and advertising. As of December 31, 2002, all fees collected by GDSI and NSI (the Trust's previous underwriter) pursuant to the Plan (except $_____ primarily relating to fees received on seed money in the Gartmore GVIT Money Market Fund II which was used for marketing, printing and mailing prospectuses and sales literature to prospective investors and advertising) were used to compensate broker-dealers for sales and shareholder services.

                 [TABLE RE: RETAINED 12b-1 FEES TO BE INSERTED]

     As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan was initially approved by the Board of Trustees on March 1, 2001, and may be amended from time to time upon approval by the Board of Trustees. The Plan may be terminated as to the applicable shares of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class or Fund, as applicable. Any change in the Plan that would materially increase the distribution cost to the applicable shareholders requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding applicable shares. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to a Fund must determine that there is a reasonable likelihood that the Plan will benefit such Fund and its Shareholders.

     The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets. As the Funds grow in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

     GDSI may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's Shares including, but not limited to, those discussed above.

FUND  ADMINISTRATION  AND  TRANSFER  AGENCY  SERVICES

     Under the terms of a Fund Administration Agreement, GSA provides for various administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. Gartmore Investor Services, Inc. ("GISI"), a wholly owned subsidiary of GSA, serves as transfer agent and dividend disbursing agent for each of the Funds. Both GSA and GISI are located at 1200 River Road, Conshohocken, Pennsylvania 19428. Beginning December 1, 2001, for the fund administration and transfer agency services, each Fund pays GSA a combined annual fee based on the Trust's average daily net assets according to the following schedule:



                                             AGGREGATE TRUST FEE
ASSET LEVEL*                            AS A PERCENTAGE OF NET ASSETS
up to $1 billion                                                0.13%
1 billion and more up to $3 billion                             0.08%
3 billion and more up to $8 billion                             0.05%
8 billion and more up to $10 billion                            0.04%
10 billion and more up to $12 billion                           0.02%
12 billion or more                                              0.01%


-----------------------
* The assets of each of the GVIT Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The GVIT Investor Destinations Funds do not pay any part of this fee.

     GSA  pays  GISI  from  these  fees  for  its  services.

     Effective September 1, 1999, the fund administration services previously performed for the Funds by NSI were transferred to GSA, an affiliate of NSI and an indirect subsidiary of NFS. In addition, BISYS Fund Services Ohio, Inc. performs certain fund administration services pursuant to a Sub-Administration Agreement also effective September 1, 1999. The fund administration fees paid, under a previous fee schedule are as follows:



                                                2001
                                              RECEIVED
                                              (1/1/01-                    2001               2000      2000
FUND                                         11/30/01)*                  WAIVED           RECEIVED*   WAIVED
------------------------------------------------------------------------------------------------------------
Gartmore GVIT Nationwide
   Leaders Fund(1)                    $          --        $      --                $     ---      $   ---
Gartmore GVIT U.S. Growth
    Leaders Fund(1)                   N/A                        N/A                      N/A         N/A
Gartmore GVIT Worldwide
    Leaders Fund                      47,751                      ---                  52,667         ---
Gartmore GVIT International
    Growth Fund(2)                    68,630                      ---                       0      25,000
Gartmore GVIT Emerging Markets
   Fund(2)                            68,630                      ---                   5,601      19,399
Gartmore GVIT Global Technology
   and Communications Fund(3)         68,630                      ---                       0      37,295
Gartmore GVIT Global Financial
   Services Fund(4)                   N/A                        N/A                      N/A         N/A
Gartmore GVIT Global Utilities
   Fund(4)                            N/A                        N/A                      N/A         N/A
Gartmore GVIT Global Health
   Sciences Fund(5)                   68,630                      ---                       0          619
Gartmore GVIT Nationwide Fund        742,343                      ---                 973,697          ---
Gartmore GVIT Growth Fund            196,615                      ---                 422,949          ---
Gartmore GVIT Government
   Bond Fund                         484,373                      ---                 377,378          ---
Gartmore GVIT Money
    Market Fund                    1,041,327                      ---                 881,362          ---
GVIT Small Cap Value Fund            270,559                      ---                 140,913          ---
GVIT Small Company Fund              380,420                      ---                 445,045          ---
GVIT Small Cap Growth Fund(6)         70,506                      ---                  75,345          ---
Turner GVIT Growth Focus Fund(3)      68,630                      ---                  37,295          ---
Comstock GVIT Value Fund              35,405                      ---                  31,080          ---
Federated GVIT High Income
   Bond Fund                          62,507                      ---                  48,777          ---
J.P. Morgan GVIT Balanced Fund        83,503                      ---                  65,560          ---
Dreyfus GVIT Mid Cap
   Index Fund                        120,456                     ---                   45,025          ---
Gartmore GVIT Mid Cap
   Growth Fund                       125,606                     ---                  146,884          ---
MAS GVIT Multi Sector Bond Fund       99,729                     ---                   67,855          ---
Gartmore GVIT Money
   Market Fund II1                    12,340                    ---                       N/A         N/A
Gartmore GVIT Investor Destinations
   Aggressive Fund(7)                 N/A                        N/A                      N/A         N/A
Gartmore GVIT Investor
   Destinations
   Moderately Aggressive
   Fund(7)                            N/A                        N/A                      N/A         N/A
 Gartmore GVIT Investor
   Destinations
   Moderate Fund(7)                   N/A                        N/A                      N/A         N/A
Gartmore GVIT Investor
   Destinations
   Moderately Conservative
    Fund(7)                           N/A                        N/A                      N/A         N/A
Gartmore GVIT Investor
   Destinations
   Conservative Fund(7)               N/A                        N/A                     N/A         N/A

Nationwide GVIT Strategic
   Value Fund                        15,725                      ---                   15,980         ---
Gartmore GVIT Global
   Leaders Fund(x)                    N/A                        N/A                      N/A         N/A
Gartmore GVIT Global Small
   Companies Fund(x)                  N/A                        N/A                      N/A         N/A
Gartmore GVIT OTC Fund(x)             N/A                        N/A                      N/A         N/A
Gartmore GVIT European
   Leaders Fund(x)                    N/A                        N/A                      N/A         N/A
Gartmore GVIT Asia Pacific
   Leaders Fund(x)                    N/A                        N/A                      N/A         N/A
GVIT Equity 500 Index
    Fund(x)                           N/A                        N/A                      N/A         N/A
Dreyfus GVIT International
   Value Fund(x)                      N/A                        N/A                      N/A         N/A
Gartmore GVIT Developing
    Markets Fund(x)                   N/A                        N/A                      N/A         N/A

---------------
* Numbers reflect the net amount of fees received after all applicable waivers. As noted above, fund administration and transfer agency fees were combined effective December 1, 2001. The numbers for 2001 reflect fund administration fees from January 1, 2001 through November 30, 2001.
1    The  Funds  commenced  operations  on  December  31,  2001.
2    The  Funds  commenced  operations  as  of  August  30,  2000.
3    The  Funds  commenced  operations  as  of  June  30,  2000.
4    The  Funds  commenced  operations  on  December  28,  2001
5    The  Fund  commenced  operations  as  of  December  29,  2000.
6    The  Fund  commenced  operations  on  May  1,  1999.
7    The  Funds  commenced  operations  on  December  12,  2001.
X    The  Funds  have  not  yet  commenced  operations.

     For the period of January 1, 2001 through November 30, 2001 and the fiscal years ended December 31, 2000 and 1999, GISI received the following, for the transfer agency services it provided:




FUND                                                            2001            2000
                                                             RECEIVED*        RECEIVED
                                                        (1/1/01 - 11/30/01)
---------------------------------------------------------------------------------------
Gartmore GVIT Nationwide Leaders Fund(1)                $               ---   $     ---
---------------------------------------------------------------------------------------
Gartmore GVIT U.S. Growth Leaders Fund(1)               N/A                   N/A
---------------------------------------------------------------------------------------
Gartmore GVIT Worldwide Leaders Fund                                  6,819       7,523
---------------------------------------------------------------------------------------
Gartmore GVIT International Growth Fund(2)                              819         320
---------------------------------------------------------------------------------------
Gartmore GVIT Emerging Markets Fund(2)                                  740         158
---------------------------------------------------------------------------------------
Gartmore GVIT Global Technology                                       1,206         456
   and Communications Fund(3)
---------------------------------------------------------------------------------------
Gartmore GVIT Global Financial Services Fund(4)         N/A                   N/A
---------------------------------------------------------------------------------------
Gartmore GVIT Global Utilities Fund(4)                  N/A                   N/A
---------------------------------------------------------------------------------------
Gartmore GVIT Global Health Sciences Fund(5)                            206           2
---------------------------------------------------------------------------------------
Gartmore GVIT Nationwide Fund                                       162,585     218,406
---------------------------------------------------------------------------------------
Gartmore GVIT Growth Fund                                            39,302      84,652
---------------------------------------------------------------------------------------
Gartmore GVIT Government Bond Fund                                   98,683      75,470
---------------------------------------------------------------------------------------
Gartmore GVIT Money Market Fund                                     237,232     195,325
---------------------------------------------------------------------------------------
GVIT Small Cap Value Fund                                            44,312      20,191
---------------------------------------------------------------------------------------
GVIT Small Company Fund                                              67,196      71,788
---------------------------------------------------------------------------------------
GVIT Small Cap Growth Fund(6)                                         9,571       6,093
---------------------------------------------------------------------------------------
Turner GVIT Growth Focus Fund(3)                                        915         183
---------------------------------------------------------------------------------------
Comstock GVIT Value Fund                                              5,056       4,440
---------------------------------------------------------------------------------------
Federated GVIT High Income Bond Fund                                  8,925       6,967
---------------------------------------------------------------------------------------
J.P. Morgan GVIT Balanced Fund                                       11,923       9,365
---------------------------------------------------------------------------------------
Dreyfus GVIT Mid Cap Index Fund                                      17,199       6,431
---------------------------------------------------------------------------------------
Gartmore GVIT Mid Cap Growth Fund                                    17,953      21,173
---------------------------------------------------------------------------------------
MAS GVIT Multi Sector Bond Fund                                      14,240       9,693
---------------------------------------------------------------------------------------
Gartmore GVIT Money Market Fund II(1)                                   437   N/A
---------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Aggressive Fund(7)  N/A                   N/A
---------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations                     N/A                   N/A
   Moderately Aggressive Fund(7)
---------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations                     N/A                   N/A
   Moderate Fund(7)
---------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations                     N/A                   N/A
   Moderately Conservative Fund(7)
---------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations                     N/A                   N/A
    Conservative Fund(7)
---------------------------------------------------------------------------------------
Nationwide GVIT Strategic Value Fund                                  2,246       2,283
---------------------------------------------------------------------------------------
Gartmore GVIT Global Leaders Fund(x)                    N/A                   N/A
---------------------------------------------------------------------------------------
Gartmore GVIT Global Small Companies Fund(x)            N/A                   N/A
---------------------------------------------------------------------------------------
Gartmore GVIT OTC Fund(x)                               N/A                   N/A
---------------------------------------------------------------------------------------
Gartmore GVIT European Leaders Fund(x)                  N/A                   N/A
---------------------------------------------------------------------------------------
Gartmore GVIT Asia Pacific Leaders Fund(x)              N/A                   N/A
---------------------------------------------------------------------------------------
GVIT Equity 500 Index Fund(x)                           N/A                   N/A
---------------------------------------------------------------------------------------
Dreyfus GVIT International Value Fund(x)                N/A                   N/A
---------------------------------------------------------------------------------------

* Numbers reflect the net amount of fees received after all applicable waivers. As noted above, fund administration and transfer agency fees were combined effective December 1, 2001. The numbers for 2001 reflect transfer agency fees from January 1, 2001 through November 30, 2001.
1    The  Funds  commenced  operations  on  December  31,  2001.
2    The  Funds  commenced  operations  as  of  August  30,  2000.
3    The  Funds  commenced  operations  as  of  June  30,  2000.
4    The  Funds  commenced  operations  on  December  28,  2001
5    The  Fund  commenced  operations  as  of  December  29,  2000.
6    The  Fund  commenced  operations  on  May  1,  1999.
7    The  Funds  commenced  operations  on  December  12,  2001.
X    The  Funds  have  not  yet  commenced  operations.

     For the period of December 1, 2001 to December 31, 2001, GSA received the following, for the fund administration services provided by GSA and for the transfer agency services provided by GISI:




FUND                                                                            DECEMBER
                                                                       2000       2001
                                                                     RECEIVED  RECEIVED*
-----------------------------------------------------------------------------------------
Gartmore GVIT Nationwide Leaders Fund(1)                                       $       25
-----------------------------------------------------------------------------------------
Gartmore GVIT U.S. Growth Leaders Fund(1)                                              75
-----------------------------------------------------------------------------------------
Gartmore GVIT Worldwide Leaders Fund                                                3,880
-----------------------------------------------------------------------------------------
Gartmore GVIT International Growth Fund(2)                                            484
-----------------------------------------------------------------------------------------
Gartmore GVIT Emerging Markets Fund(2)                                                849
-----------------------------------------------------------------------------------------
Gartmore GVIT Global Technology and Communications Fund(3)                            875
-----------------------------------------------------------------------------------------
Gartmore GVIT Global Financial Services Fund(4)                                        75
-----------------------------------------------------------------------------------------
Gartmore GVIT Global Utilities Fund(4)                                                 74
-----------------------------------------------------------------------------------------
Gartmore GVIT Global Health Sciences Fund(5)                                          139
-----------------------------------------------------------------------------------------
Gartmore GVIT Nationwide Fund                                                      91,431
-----------------------------------------------------------------------------------------
Gartmore GVIT Growth Fund                                                          19,748
-----------------------------------------------------------------------------------------
Gartmore GVIT Government Bond Fund                                                 71,439
-----------------------------------------------------------------------------------------
Gartmore GVIT Money Market Fund                                                   162,281
-----------------------------------------------------------------------------------------
GVIT Small Cap Value Fund                                                          35,615
-----------------------------------------------------------------------------------------
GVIT Small Company Fund                                                            39,879
-----------------------------------------------------------------------------------------
GVIT Small Cap Growth Fund(6)                                                       7,207
-----------------------------------------------------------------------------------------
Turner GVIT Growth Focus Fund(3)                                                    1,034
-----------------------------------------------------------------------------------------
Comstock GVIT Value Fund                                                            2,881
-----------------------------------------------------------------------------------------
Federated GVIT High Income Bond Fund                                                6,243
-----------------------------------------------------------------------------------------
J.P. Morgan GVIT Balanced Fund                                                      8,137
-----------------------------------------------------------------------------------------
Dreyfus GVIT Mid Cap Index Fund                                                    13,221
-----------------------------------------------------------------------------------------
Gartmore GVIT Mid Cap Growth Fund                                                   9,291
-----------------------------------------------------------------------------------------
MAS GVIT Multi Sector Bond Fund                                                     9,645
-----------------------------------------------------------------------------------------
Gartmore GVIT Money Market Fund II(1)                                               1,804
-----------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Aggressive Fund(7)                         N/A
-----------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderately Aggressive Fund(7)              N/A
-----------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderate Fund(7)                           N/A
-----------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderately Conservative Fund(7)            N/A
-----------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Conservative Fund(7)                       N/A
-----------------------------------------------------------------------------------------
Nationwide GVIT Strategic Value Fund                                                1,231
-----------------------------------------------------------------------------------------
Gartmore GVIT Global Leaders Fund(x)                                           N/A
-----------------------------------------------------------------------------------------
Gartmore GVIT Global Small Companies Fund(x)                         N/A       N/A
-----------------------------------------------------------------------------------------
Gartmore GVIT OTC Fund(x)                                            N/A       N/A
-----------------------------------------------------------------------------------------
Gartmore GVIT European Leaders Fund(x)                               N/A       N/A
-----------------------------------------------------------------------------------------
Gartmore GVIT Asia Pacific Leaders Fund(x)                           N/A       N/A
-----------------------------------------------------------------------------------------
GVIT Equity 500 Index Fund(x)                                        N/A       N/A
-----------------------------------------------------------------------------------------
Dreyfus GVIT International Value Fund                                N/A       N/A
-----------------------------------------------------------------------------------------
Gartmore GVIT Developing Markets Fund(x)                             N/A       N/A
-----------------------------------------------------------------------------------------

* Numbers reflect the net amount of fees received after all applicable waivers. As noted above, fund administration and transfer agency fees were combined effective December 1, 2001. The numbers for 2001 reflect combined fund administration and transfer agency fees from December 1, 2001 through December 31, 2001.
1    The  Funds  commenced  operations  on  December  31,  2001.
2    The  Funds  commenced  operations  as  of  August  30,  2000.
3    The  Funds  commenced  operations  as  of  June  30,  2000.
4    The  Funds  commenced  operations  on  December  28,  2001
5    The  Fund  commenced  operations  as  of  December  29,  2000.
6    The  Fund  commenced  operations  on  May  1,  1999.
7    The  Funds  commenced  operations  on  December  12,  2001.
X    As  of  December  31,  2002,  the  Funds  had not yet commenced operations.

SUB-ADMINISTRATION
     GSA has entered into a Services Agreement with BISYS Fund Services Ohio, Inc. ("BISYS"), and GISI has entered into a Sub-Transfer Agent Agreement with BISYS, effective November 1, 2001, to provide certain fund administration and transfer agency services for each of the Funds held beneficially by its customers. For these services, GSA pays BISYS an annual fee at the following rates based on the average daily net assets of the aggregate of all the funds of the Trust that BISYS is providing such services for:




                                             AGGREGATE TRUST FEE
ASSET LEVEL**                           AS A PERCENTAGE OF NET ASSETS
---------------------------------------------------------------------
up to $1 billion                                                0.10%
1 billion and more up to $3 billion                             0.05%
3 billion and more up to $8 billion                             0.04%
8 billion and more up to $10 billion                            0.02%
10 billion and more up to $12 billion                           0.01%
12 billion or more                                             0.005%


---------------
** The assets of each of the GVIT Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The GVIT Investor Destinations Funds do not pay any part of this fee.

     For the period of January 1, 2001 through October 31, 2001 and the fiscal years ended December 31, 2000 and 1999, BISYS received (under a previous fee schedule) $6,228,787, $6,385,351 and $1,965,403, respectively, for the sub-administration services it provided and $3,676,394, $4,182,062 and $1,352,670 for the sub-transfer agency services it provided. Effective November 1, 2001, the sub-administration and sub-transfer agency fees were combined. For the period November 1 to December 31, 2001, BISYS received $1,803,079 for the combined sub-administration and sub-transfer agency services it provided. For the fiscal year ended December 31, 2002, BISYS received $_________ for the combined sub-administration and sub-transfer agency services it provided.

ADMINISTRATIVE  SERVICE  PLAN

     Under the terms of an Administrative Services Plan, each Fund is permitted to enter Servicing Agreements with servicing organizations who agree to provide certain administrative support services for the Funds. Such administrative support services include but are not limited to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for Plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating, and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.

     As authorized by the Administrative Services Plan, the Trust has entered into a Servicing Agreement, effective July 1, 1999, pursuant to which NFS has agreed to provide certain administrative support services to the Funds held beneficially by its customers. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements (which may include NSI) will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the Class I, Class II and Class III shares of the Funds and at the annual rate of up to 0.10% of the average daily net assets of the Class V shares held by customers of NFS or any such other entity.

     During the fiscal years ended December 31, 2002, 2001 and 2000, NFS and its affiliates received $_________, $12,276,973 and $11,053,480 in administrative services fees from the Funds.

CUSTODIAN

     JPMorgan Chase Bank, 4 New York Plaza, New York, NY 10008, is the Custodian for the Funds and makes all receipts and disbursements under a Custodian Agreement. The Custodian performs no managerial or policy making functions for the Funds.

LEGAL  COUNSEL

     Stradley Ronon Stevens & Young, LLP, 2600 Commerce Square, Philadelphia, PA 19103, serves as the Trust's legal counsel.

INDEPENDENT  ACCOUNTANTS

     PricewaterhouseCoopers LLP, 100 E. Broad Street, Columbus, Ohio 43215 serves as independent accountants for the Trust.

BROKERAGE  ALLOCATIONS

     A Fund's Adviser (or a Subadviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commission are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price. This spread is the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short-term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

     Except as described below, the primary consideration in portfolio security transactions is "best price execution of the transaction," i.e., execution at the most favorable prices and in the most effective manner possible. "Best price-best execution" encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Both the adviser and the Subadvisers have complete freedom as to the markets in and the broker-dealers through which they seek this result.

     Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to the adviser or a Subadviser. In placing orders with such broker-dealers, the adviser or Subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to the adviser or Subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce the adviser's or Subadviser's normal research activities or expenses.

     Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

     There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by the adviser or Subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when the adviser or Subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

     In purchasing and selling investments for the Funds, it is the policy of each of the advisers and Subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possible difficult transactions in the future, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by the adviser or Subadviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, the adviser or Subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchase or sole; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.

     The Advisers and each Subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934 that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic on modeling software, market data fees and historical market information. Any such research and other information provided by brokers to an Adviser or Subadviser is considered to be in addition to and not in lieu of services required to be performed by it under its investment advisory or subadvisory agreement, as the case may be. The fees paid to the Advisers and Subadvisers pursuant to their respective investment advisory or subadvisory agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to the Advisers or a Subadviser in serving their other clients. All research services received from the brokers to whom commission are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. Subject to the policy of the Advisers and Subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers, each also may consider the broker-dealer's sale of shares of any fund for which it serves as investment adviser, subadviser or administrator. For the fiscal year ended December 31, 2002, all the affiliated advisers of Gartmore Global Investments for both Gartmore Variable Insurance Trust and Gartmore Mutual Funds, including but not limited to, GMF, GSA, GGAMT, and Gartmore Trust Company, received soft dollar commissions of $_________ for all their advisory clients, including the Funds.

     The following tables list the amount of brokerage commissions and the amount of transactions and related commissions paid to brokers providing research and other services to the subadvisers for the following periods:

     FOR  THE  YEAR  ENDED  DECEMBER  31,  2002




                                                                                   TRANSACTIONS RELATED TO
                                                                              BROKERAGE OR RESEARCH SERVICES(1)
FUND                                                               COMMISSION              $AMOUNT  COMMISSION

Gartmore GVIT Nationwide Leaders Fund(2)               $                                   $        $
Gartmore GVIT U.S. Growth Leaders Fund(2)                                                       --           --
Gartmore GVIT Worldwide Leaders Fund                                                            --           --
Gartmore GVIT International Growth Fund(3)                                                      --           --
Gartmore GVIT Emerging Markets Fund(3)                                                          --           --
Gartmore GVIT Global Technology
    and Communications Fund(4)
Gartmore GVIT Global Financial Services Fund(5)                                                 --           --
Gartmore GVIT Global Utilities Fund(5)                                                          --           --
Gartmore GVIT Global Health Sciences Fund(6)
Gartmore GVIT Nationwide Fund
Gartmore GVIT Growth Fund
Gartmore GVIT Government Bond Fund                                                              --           --
Gartmore GVIT Money Market Fund                                                                 --           --
GVIT Small Cap Value Fund
GVIT Small Company Fund
GVIT Small Cap Growth Fund
Turner GVIT Growth Focus Fund(4)
Comstock GVIT Value Fund
Federated GVIT High Income Bond Fund                                                            --           --
J.P. Morgan GVIT Balanced Fund
Dreyfus GVIT Mid Cap Index Fund                                                                 --           --
Gartmore GVIT Mid Cap Growth Fund
MAS GVIT Multi Sector Bond Fund                                                         0       --           --
Gartmore GVIT Money Market Fund II(7)                                                   0       --           --
Gartmore GVIT Investor DestinationsAggressive Fund(8)                                   0       --           --
Gartmore GVIT Investor Destinations
   Moderately Aggressive Fund(8)                                                        0       --           --
Gartmore GVIT Investor Destinations
   Moderate Fund(8)                                                                     0       --           --
Gartmore GVIT Investor Destinations
   Moderately Conservative Fund(8)                                                      0       --           --
Gartmore GVIT Investor Destinations
   Conservative Fund(8)                                                                 0       --           --
Nationwide GVIT Strategic Value Fund
Gartmore GVIT Global Leaders Fund(x)                   N/A                                 N/A      N/A
Gartmore GVIT Global Small Companies Fund(x)           N/A                                 N/A      N/A
Gartmore GVIT OTC Fund(x)                              N/A                                 N/A      N/A
Gartmore GVIT European Leaders Fund(x)                 N/A                                 N/A      N/A
Gartmore GVIT Asia Pacific Leaders Fund(x)             N/A                                 N/A      N/A
GVIT Equity 500 Index Fund(x)                          N/A                                 N/A      N/A
Dreyfus GVIT International Value Fund(x)               N/A                                 N/A      N/A
Gartmore GVIT Developing Markets Fund(x)               N/A                                 N/A      N/A

---------------
1 To the extent the Fund is managed by a subadviser, this information has been provided by the respective Fund's subadvisers, and the information is believed to be reliable, however, the Funds have not independently verified it.
2    The  Funds  commenced  operations  as  of  December  31,  2001.
3    The  Funds  commenced  operations  as  of  August  30,  2000.
4    The  Funds  commenced  operations  as  of  June  30,  2000.
5    The  Funds  commenced  operations  as  of  December  28,  2001.
6    The  Fund  commenced  operations  as  of  December  29,  2000.
7    The  Funds  commenced  operations  as  of  October  2,  2001.
8    The  Funds  commenced  operations  as  of  December  12,  2001.
X    The  Fund  has  not  yet  commenced  operations.

     FOR  THE  YEAR  ENDED  DECEMBER  31,  2001




                                                                                   TRANSACTIONS RELATED TO
                                                                              BROKERAGE OR RESEARCH SERVICES(1)
FUND                                                         COMMISSION                 $AMOUNT      COMMISSION
Gartmore GVIT Nationwide Leaders Fund(2)         $                              488  $               $
Gartmore GVIT U.S. Growth Leaders Fund(2)                                     1,630              --           --
Gartmore GVIT Worldwide Leaders Fund                                        279,537              --           --
Gartmore GVIT International Growth Fund(3)                                   99,551              --           --
Gartmore GVIT Emerging Markets Fund(3)                                       72,797              --           --
Gartmore GVIT Global Technology
    and Communications Fund(4)                                              145,558       3,399,892        5,993
Gartmore GVIT Global Financial Services Fund(5)                               2,449              --           --
Gartmore GVIT Global Utilities Fund(5)                                        3,520              --           --
Gartmore GVIT Global Health Sciences Fund6                                   21,697       1,673,320        1,942
Gartmore GVIT Nationwide Fund                                             2,615,444     578,826,967      851,570
Gartmore GVIT Growth Fund                                                 1,685,987     306,190,755      452,943
Gartmore GVIT Government Bond Fund                                                0              --           --
Gartmore GVIT Money Market Fund                                                   0              --           --
GVIT Small Cap Value Fund                                                 2,996,661      66,454,430      212,029
GVIT Small Company Fund                                                   2,122,835     724,349,996    2,335,097
GVIT Small Cap Growth Fund                                                  198,124     156,978,470      282,170
Turner GVIT Growth Focus Fund(4)                                            221,687       2,408,070        1,960
Comstock GVIT Value Fund                                                     96,410      16,225,687       20,966
Federated GVIT High Income Bond Fund                                            267              --           --
J.P. Morgan GVIT Balanced Fund                                               82,493              --           --
Dreyfus GVIT Mid Cap Index Fund                                              65,724              --           --
Gartmore GVIT Mid Cap Growth Fund                                         2,347,489   2,429,578,645    4,107,903
MAS GVIT Multi Sector Bond Fund                                                   0              --           --
Gartmore GVIT Money Market Fund II(7)                                             0              --           --
Gartmore GVIT Investor Destinations
   Aggressive Fund(8)                                                             0              --           --
Gartmore GVIT Investor Destinations
   Moderately Aggressive Fund(8)                                                  0              --           --
Gartmore GVIT Investor Destinations
   Moderate Fund(8)                                                               0              --           --
Gartmore GVIT Investor Destinations
   Moderately Conservative Fund(8)                                                0              --           --
Gartmore GVIT Investor Destinations
   Conservative Fund(8)                                                           0              --           --
Nationwide GVIT Strategic Value Fund                                        127,268      70,797,569      166,397
Gartmore GVIT Global Leaders Fund(x)             N/A                                 N/A             N/A
Gartmore GVIT Global Small Companies Fund(x)     N/A                                 N/A             N/A
Gartmore GVIT OTC Fund(x)                        N/A                                 N/A             N/A
Gartmore GVIT European Leaders Fund(x)           N/A                                 N/A             N/A
Gartmore GVIT Asia Pacific Leaders Fund(x)       N/A                                 N/A             N/A
GVIT Equity 500 Index Fund(x)                    N/A                                 N/A             N/A
Dreyfus GVIT International Value Fund(x)         N/A                                 N/A             N/A
Gartmore GVIT Developing Markets Fund(x)         N/A                                 N/A             N/A

---------------
1 To the extent the Fund is managed by a subadviser, this information has been provided by the respective Fund's subadvisers, and the information is believed to be reliable, however, the Funds have not independently verified it.
2    The  Funds  commenced  operations  as  of  December  31,  2001.
3    The  Funds  commenced  operations  as  of  August  30,  2000.
4    The  Funds  commenced  operations  as  of  June  30,  2000.
5    The  Funds  commenced  operations  as  of  December  28,  2001.
6    The  Fund  commenced  operations  as  of  December  29,  2000.
7    The  Funds  commenced  operations  as  of  October  2,  2001.
8    The  Funds  commenced  operations  as  of  December  12,  2001.
X    The  Fund  has  not  yet  commenced  operations.

     FOR  THE  YEAR  ENDED  DECEMBER  31,  2000





                                                                              TRANSACTIONS RELATED TO
                                                                           BROKERAGE OR RESEARCH SERVICES1
FUND                                                       COMMISSION               $AMOUNT     COMMISSION
Gartmore GVIT Mid Cap Growth Fund               $                      3,333,396  $363,014,518  $   323,019
Nationwide GVIT Strategic Value Fund                                      72,533     7,548,638       13,061
Comstock GVIT Value Fund                                                  50,307            --           --
Federated GVIT High Income Bond Fund                                           0            --           --
J.P. Morgan GVIT Balanced Fund                                           119,026            --           --
MAS GVIT Multi Sector Bond Fund                                                0            --           --
GVIT Small Cap Value Fund                                                      0   104,206,444      336,125
Gartmore GVIT Worldwide Leaders Fund                                     343,746            --           --
Dreyfus GVIT Mid Cap Index Fund                                          123,246            --           --
GVIT Small Cap Growth Fund                                               156,285            --           --
GVIT Small Company Fund(2)                                             2,281,254   182,649,855      280,636
Nationwide Income Fund                                                         0            --           --
Gartmore GVIT Nationwide Fund(2)                                       5,658,548            --           --
Gartmore GVIT Growth Fund(2)                                           1,930,966            --           --
Gartmore GVIT Government Bond Fund                                             0            --           --
Turner GVIT Growth Focus Fund(3)                                          62,510         3,295        5,000
Gartmore GVIT Global Technology
    and Communications Fund(2,3)                                          30,950            --           --
Gartmore GVIT Global Health Sciences Fund(2,4)                             2,030            --           --
Gartmore GVIT Emerging Markets Fund(2,5)                                  14,279            --           --
Gartmore GVIT International Growth Fund(2,5)                              34,401            --           --
Gartmore GVIT Global Leaders Fund(6)            N/A                               N/A           N/A
Gartmore GVIT European Growth Fund(6)           N/A                               N/A           N/A
Gartmore GVIT Global Small Companies Fund(6)    N/A                               N/A           N/A
Gartmore GVIT OTC Fund(6)                       N/A                               N/A           N/A


--------------
1 To the extent the Fund is managed by a subadviser, this information has been provided by the respective Fund's subadvisers, and the information is believed to be reliable, however, the Funds have not independently verified it.
2 For the fiscal year ended December 31, 2000, all the affiliated advisers of Gartmore Global Investments for both Gartmore Variable Insurance Trust and Gartmore Mutual Funds, including but not limited to GMF, GSA, GGAMT, and Gartmore Trust Company, received soft dollar commissions of $2,942,454 for all their advisory clients, including the Funds. This total may include soft dollar commissions related to these Funds.
3    The  Funds  commenced  operations  as  of  June  30,  2000.
4    The  Fund  commenced  operations  as  of  December  29,  2000.
5    The  Funds  commenced  operations  as  of  August  30,  2000.
6    The  Fund  had  not  yet  commenced  operations.

     Under the 1940 Act, "affiliated persons" of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting syndicates of which a subadviser or any of its affiliates as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

     Certain of the Funds contemplate that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through "affiliated broker/dealers," as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an "affiliated broker/dealer" in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated broker-dealer must, in its judgment, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker/dealer on comparable transactions for its most favored unaffiliated customers, except for accounts for which the affiliated broker/dealer acts as a clearing broker for another brokerage firm and customers of an affiliated broker/dealer considered by a majority of the independent trustees not to be comparable to the Fund. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

     The following table lists the amount of brokerage commissions paid to affiliated brokers:



                                                  COMMISSIONS
FUND                       BROKER         2002    2001        2000
-------------------------------------------------------------------
GVIT Small          Neuberger & Berman    $      $35,755  $     65,527
   Company Fund
GVIT Small Cap      Neuberger & Berman    $      $18,703  $      6,355
   Growth Fund
Dreyfus GVIT Mid    Mellon Bank           $      $ 5,661  $        566
   Cap Index Fund
J.P. Morgan GVIT    Salomon Smith Barney  $      $ 6,114  $        ---
     Balanced Fund
GVIT Small          Lazard Freres         $      $   920  $        ---
   Company Fund


     During the year ended December 31, 2002, commissions paid by the GVIT Small Company Fund to Neuberger & Berman represented _____% of total commissions paid by the Fund or ____% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended December 31, 2002, commissions paid by the GVIT Small Cap Growth Fund to Neuberger & Berman represented _____% of total commissions paid by the Fund or _____% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended December 31, 2002, commissions paid by the Dreyfus GVIT Mid Cap Index Fund to Mellon Bank represented ____% of total commissions paid by the Fund or ____% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended December 31, 2002, commissions paid by the J.P. Morgan GVIT Balanced Fund to Salomon Smith Barney represented ____% of total commissions paid by the Fund or ___% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended December 31, 2002, commissions paid by the GVIT Small Company Fund to Lazard Freres represented ___% of total commissions paid by the Fund or ___% of the aggregate dollar amount of transactions involving the payment of commissions.

     As of December 31, 2002, none of the Funds held investments in their regular brokers or dealers. [TO BE CONFIRMED]

PURCHASES,  REDEMPTIONS  AND  PRICING  OF  SHARES

     An insurance company purchases shares of the Funds at their net asset value ("NAV") using purchase payments received on variable annuity contracts and variable life insurance policies issued by separate accounts. These separate accounts are funded by shares of the Funds. For certain of the Funds, shares may also be sold to affiliated Funds of Funds.

     As described in the Gartmore Nationwide GVIT Principal Protected Fund's prospectus, except for reinvestment of dividends and distributions, no sales of Fund shares will be made during the Guarantee Period. Sales will only be available during the Offering Period and the Post-Guarantee Period.

     All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

     The NAV per share of the Funds is determined once daily, as of the close of regular trading on the New York Stock Exchange (generally 4 P.M. Eastern Time) on each business day the New York Stock Exchange is open for regular trading (and on such other days as the Board determines). The Trust will not compute NAV for the Funds on customary national business holidays, including the following:
Christmas Day, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving Day.

     The offering price for orders placed before the close of the New York Stock Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the NAV at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The NAV of a share of each Fund on which offering and redemption prices are based is the NAV of that Fund, divided by the number of shares outstanding, the result being adjusted to the nearer cent. The NAV of each Fund is determined by subtracting the liabilities of the Fund from the value of its assets (chiefly composed of investment securities). The NAV per share for a class is calculated by adding the value of all securities and other assets of a Fund allocable to the class, deducting liabilities allocable to that class, and dividing by the number of that class' shares outstanding.

     Securities for which market quotations are readily available are values at current market value as of Valuation Time. Valuation Time will be as of the close of regular trading on the New York Stock Exchange (usually 4 P.M. Eastern
Time). Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees of the Trust. Short-term debt securities such as commercial paper and U.S. treasury bills, having a remaining maturity of 60 day or less are considered to be "short-term" and are valued at amortized cost which approximated market value. The pricing service activities and results are reviewed by an officer of the Trust.

     Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provided a value that does not represent fair value in the judgment of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees of the Trust.

     The pricing service activities and results are reviewed by an officer of the Trust. Securities and other assets, for which such market prices are unavailable or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of the Fund's investment adviser or its designee, are valued at fair value under procedures approved by the Trust's Board of Trustees. For the Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II, all securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the 1940 Act.

     A separate account redeems shares to make benefit or surrender payments under the terms of its variable annuity contracts or variable life insurance policies. Redemptions are processed on any day on which the Trust is open for business and are effected at NAV next determined after the redemption order, in proper form, is received by the Trust's transfer agent, GISI.

     The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

ADDITIONAL  INFORMATION

DESCRIPTION  OF  SHARES

     The Amended Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue a number of different funds and currently has authorized 39 separate funds. Shares of each Fund would participate equally in the earnings, dividends, and assets of that particular fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

     The Trust presently offers the following series of shares of beneficial interest, without par value and with the various classes listed:




SERIES                                                           SHARE CLASSES
--------------------------------------------------------------------------------
Gartmore GVIT Nationwide Fund                        Class I, Class II, Class III, Class IV
Gartmore GVIT Growth Fund                            Class I, Class IV
Gartmore GVIT Government Bond Fund                   Class I, Class II, Class III, Class IV
Gartmore GVIT Money Market Fund                      Class I, Class IV
GVIT Small Company Fund                              Class I, Class II, Class III, Class IV
J.P. Morgan GVIT Balanced Fund                       Class I, Class IV
Comstock GVIT Value Fund                             Class I, Class II, Class IV
Gartmore GVIT Worldwide Leaders Fund                 Class I, Class III
Federated GVIT High Income Bond Fund                 Class I, Class III
MAS GVIT Multi Sector Bond Fund                      Class I, Class III
GVIT Small Cap Value Fund                            Class I, Class II, Class III, Class IV
Dreyfus GVIT Mid Cap Index Fund                      Class I, Class II, Class III
GVIT Small Cap Growth Fund                           Class I, Class II, Class III
Gartmore GVIT Mid Cap Growth Fund                    Class I, Class II, Class III, Class IV
Nationwide GVIT Strategic Value Fund                 Class I
Turner GVIT Growth Focus Fund                        Class I, Class II, Class III
Gartmore GVIT Global Technolog
   and Communications Fund                           Class I, Class II, Class III
Gartmore GVIT Global Health Sciences Fund            Class I, Class II, Class III
Gartmore GVIT Emerging Markets Fund                  Class I, Class II, Class III
Gartmore GVIT International Growth Fund              Class I, Class II, Class III
Gartmore GVIT Global Leaders Fund                    Class I
Gartmore GVIT European Leaders Fund                  Class I, Class II, Class III
Gartmore GVIT Global Small Companies Fund            Class I
Gartmore GVIT OTC Fund                               Class I
Gartmore GVIT Nationwide Leaders Fund                Class I, Class II, Class III
Gartmore GVIT U.S. Growth Leaders Fund               Class I, Class II, Class III
Gartmore GVIT Asia Pacific Leaders Fund              Class I, Class II, Class III
Gartmore GVIT Global Financial Services Fund         Class I, Class II, Class III
Gartmore GVIT Global Utilities Fund                  Class I, Class II, Class III
Gartmore GVIT Investor Destinations Aggressive Fund  No Class Designation
Gartmore GVIT Investor Destinations
   Moderately Aggressive Fund                        No Class Designation
Gartmore GVIT Investor Destinations Moderate Fund    No Class Designation
Gartmore GVIT Investor Destinations
   Moderately Conservative Fund                      No Class Designation
Gartmore GVIT Investor Destinations
   Conservative Fund                                 No Class Designation
Gartmore GVIT Money Market Fund II                   No Class Designation
GVIT Equity 500 Index Fund                           Class I, Class II, Class IV
Dreyfus GVIT International Value Fund                Class I, Class II, Class III, Class IV
Gartmore GVIT Developing Markets Fund                Class I, Class II

     You have an interest only in the assets of the shares of the Fund which you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of such Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this Statement of Additional Information and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING  RIGHTS

     Shareholders are entitled to one vote for each share held. Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Generally, amendment may not be made to the Amended Declaration of Trust without the affirmative vote of a majority of the outstanding voting securities of the Trust. The Trustees may, however, further amend the Amended Declaration of Trust without the vote or consent of shareholders to:

     (1)  designate  series  of  the  Trust;  or
     (2)  change  the  name  of  the  Trust;  or
     (3) apply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Amended Declaration of Trust to the requirements of applicable federal laws or regulations if they deem it necessary.

     Shares have no pre-emptive or conversion rights. Shares, when issued, are fully paid and nonassessable. In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. However, shares of all Funds vote together, and not by Fund, in the election of Trustees. If an issue must be approved by a majority as defined in the 1940 Act, a "majority of the outstanding voting securities" means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares. For the election of Trustees only a plurality is required.

SHAREHOLDER  INQUIRIES

     All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.

TAX  STATUS

     Election to be taxed as a regulated investment company. Each Fund (including each Underlying Fund of GVIT Investors Destinations Funds) has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund (including each Underlying Fund of GVIT Investors Destinations Funds) has qualified as a regulated investment company for its most recent fiscal year and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain.

     Diversification requirements. Each Fund (including each Underlying Fund of GVIT Investors Destinations Funds) intends to comply with the diversification requirements of section 817(h) of the Code relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts. If these requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate accounts, will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts.

OTHER  TAX  CONSEQUENCES

     Effect of foreign investments on distributions. Certain Funds (including the Underlying Funds of GVIT Investors Destinations Funds) may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities that may reduce distributions.

     Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by the Funds. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss.

     Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to a Fund in a given calendar year, however, if all of its shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products.

THE FOLLOWING PARAGRAPH ONLY APPLIES TO THE GARTMORE GVIT MONEY MARKET FUND AND THE GARTMORE GVIT MONEY MARKET FUND II:

     Maintaining a $1 share price. Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Gartmore GVIT Money Market Fund or the Gartmore GVIT Money Market Fund II to adjust distributions to maintain its respective $1 share price. These procedures may result in under- or over-distributions by the Fund of its respective net investment income.

TAX  CONSEQUENCES  TO  SHAREHOLDERS

     Since shareholders of the Funds will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.

FINANCIAL  STATEMENTS

     The Report of Independent Accountants and Financial Statements of the Trust for the period ended December 31, 2002 for the Funds are incorporated herein by reference to the Trust's Annual Report.Copies of the Annual Report and Semi-Annual Report are available without charge upon request by writing the Trust or by calling toll free 1-800-848-6331.

APPENDIX  A

                                  DEBT RATINGS

                         STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The  ratings  are  based,  in  varying degrees, on the following considerations:

     1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.
     2.   Nature  of  and  provisions  of  the  obligation.
     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                INVESTMENT GRADE
AAA Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB   Debt  rated  'BB'  is  less  i vulnerable to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
B Debt rated 'B' has a greater vulnerability to default than obligations rated BB but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.
CCC Debt rated 'CCC' is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
CC   Debt  rated  'CC'  typically  is currently highly vulnerable to nonpayment.
C Debt rated 'C' signifies that a bankruptcy petition has been filed, but debt service payments are continued.
D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                            STATE AND MUNICIPAL NOTES

Excerpts from Moody's Investors Service, Inc., description of state and municipal note ratings:

MIG-1 Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.
MIG-2  Notes  bearing  this  designation  are  of  high quality, with margins of protection  ample  although  not  so  large  as  in  the  preceding  group.
MIG-3- Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the strength of the preceding grade. Market access for refinancing, in particular, is likely to be less well established.

               FITCH IBCA INFORMATION SERVICES, INC. BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA  Bonds  considered  to  be  investment  grade  and  represent  the  lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.
AA Bonds considered to be investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.
A Bonds considered to be investment grade and represent a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.
BBB Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.
BB Bonds are considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives  may  be  available  to allow financial commitments to be met.
     Securities  rated  in  this  category  are  not  investment  grade.
B Bonds are considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
CCC, CC Bonds are considered a high default risk. Default is a real possibility. and Capacity for meeting financial commitments is solely reliant upon
C sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' rating signal imminent default.
DDD, DD ations and are extremely speculative. 'DDD' designates the highest and potential for recovery of amounts outstanding on any securities involved
D    and  'D'  represents  the  lowest  potential  for  recovery.


                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.
A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B Issues rated 'B' are regarded as having only speculative capacity for timely payment.
C This rating is assigned to short-term debt obligations with doubtful capacity for payment.
D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

                         STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

     The  following  criteria  will  be  used  in  making  the  assessment:

     1. Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.
     2. Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

Note  rating  symbols  and  definitions  are  as  follows:

     SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.
     SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
     SP-3 Speculative  capacity  to  pay  principal  and  interest.

                           MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers  rated  Not Prime do not fall within any of the prime rating categories.

                              MOODY'S NOTE RATINGS

MIG 1/VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

                           FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
     F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.
     F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

--------------------------------------------------------------------------------
                                     PART C

                                OTHER INFORMATION

ITEM  23.  EXHIBITS

(a) Amended Declaration of Trust dated September 19, 2002, of the Registrant previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

(b) Amended Bylaws dated August 25, 1983, as amended January 25, 2002, of the Registrant previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

(c)  Article  VI  of  the  Amended  Declaration  of Trust and Article III of the
     Amended Bylaws incorporated by reference to Exhibit (a) and (b), respectively, hereto, define the rights of holders of shares.


(d) (1) Investment Advisory Agreement dated November 1, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Advisory Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a)  Amendment  dated  September  1,  1999  to  Investment  Advisory
               Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Amended Exhibit A effective May 1, 2001 to the Investment Advisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Amended Exhibit A dated December 1, 2001 to the Investment Advisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

          (d) Form of Amended Exhibit A dated _____ to the Investment Advisory Agreement between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (2) Investment Advisory Agreement dated August 30, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance
          Trust) and Villanova Global Asset Management Trust ("VGAMT") (now known as Gartmore Global Asset Management Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a) Amended Exhibit A dated December 27, 2000 to the Investment Advisory Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and VGAMT previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Amended Exhibit A dated December 18, 2001 to the Investment Advisory Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and VGAMT previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (3)  Subadvisory  Agreements  for  the  GVIT  Small  Company  Fund.

          (a) Subadvisory Agreement dated October 20, 1995 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Financial Services, Inc. and The Dreyfus previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 to Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and The Dreyfus Corporation previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Subadvisory Agreement dated October 20, 1995 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Financial Services, Inc. and Neuberger & Berman, L.P. (now known as Neuberger Berman LLC) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 to Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Neuberger & Berman, L.P. (now known as Neuberger Berman LLC previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Subadvisory Agreement dated October 20, 1995 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and Strong Capital Management, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and Strong Capital Management, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (d) Subadvisory Agreement dated October 1, 2000, as amended January 5, 2001 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Waddell & Reed Investment Management Company previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (e) Subadvisory Agreement dated August 15, 2001 with Gartmore Global Partners previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (4)  Subadvisory  Agreements  for  GVIT  Small  Cap  Growth  Fund.

          (a) Subadvisory Agreements dated May 1, 1999 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Neuberger Berman, LLC for the Nationwide Small Cap Growth Fund (now known as GVIT Small Cap Growth Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Neuberger Berman, LLC previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Subadvisory Agreement dated October 1, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Waddell & Reed Investment Management Company for the Nationwide Small Cap Growth Fund (now known as GVIT Small Cap Growth Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.


     (5)  Subadvisory  Agreements  for  the  other  subadvised  funds.

          (a) Subadvisory Agreement dated October 31, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Strong Capital Management, Inc. for the Strong NSAT Mid Cap Growth Fund (now known as the Strong GVIT Mid Cap Growth Fund previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1)  Amendment  dated  September  1,  1999  to  the  Subadvisory
                    Agreement Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Strong Capital Management, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration
                    Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.]

          (b) Subadvisory Agreement dated August 9, 2001 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and Strong Capital Management, Inc. for the Nationwide Strategic Value Fund (now known as Nationwide GVIT Strategic Value Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Subadvisory Agreement dated October 31, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Federated Investment Counseling for the Federated GVIT Equity Income Fund (now known as Comstock GVIT Value Fund) and Federated NSAT High Income Bond Fund (now known as Federated GVIT High Income Bond
               Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and Federated Investment Counseling previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (d) Subadvisory Agreement dated October 31, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and The Dreyfus Corporation for the Nationwide Small Cap Value Fund (now known as GVIT Small Cap Value Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and The Dreyfus Corporation previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (e) Subadvisory Agreement dated September 24, 1999 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and The Dreyfus Corporation for the Dreyfus NSAT Mid Cap Index Fund (now known as Dreyfus GVIT Mid Cap Index Fund) previously filed with Post-Effective
               Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

           (f) Subadvisory Agreement dated May 5, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and Turner Investment Partners, Inc. for the Turner NSAT Growth Focus Fund (Now known as Turner GVIT Growth Focus Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (g) Subadvisory Agreement dated May 1, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and J.P. Morgan Investment Management Inc. for the J.P. Morgan NSAT Balanced Fund (Now known as J.P. Morgan GVIT Balanced Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (h) Subadvisory Agreement dated May 1, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and Miller Anderson & Sherrerd, LLP (now known as Morgan Stanley Investments, LP) for the MAS NSAT Multi Sector Bond Fund (now known as MAS GVIT Multi Sector Bond Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (i) Subadvisory Agreement dated August 30, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and Gartmore Global Partners ("GGP") for the Gartmore NSAT Emerging Markets Fund, Gartmore NSAT International Growth Fund, Gartmore NSAT Global Leaders Fund, Gartmore NSAT European Leaders Fund and Gartmore NSAT Global Small Companies Fund (now known as Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Global Leaders Fund, Gartmore GVIT European Leaders Fund and Gartmore GVIT Global Small Companies Fund), previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amended Exhibit A dated December 3, 2001 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and GGP adding Gartmore NSAT OTC Fund, Gartmore NSAT Global Utilities Fund, Gartmore NSAT Global Financial Services Fund and Gartmore NSAT Asia Pacific Leaders Fund (now known as Gartmore GVIT OTC Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT Global Financial Services Fund and Gartmore GVIT Asia Pacific Leaders Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (j) Subadvisory Agreement dated August 15, 2001 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and GGP for the Nationwide Small Company Fund (now known as GVIT Small Company
               Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment Exhibit A dated January 2, 2002 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and Gartmore Global Partners for the
                    Nationwide Global 50 Fund (now known as Gartmore GVIT Worldwide Leaders Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (k) Subadvisory Agreement dated May 1, 2002 among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and Van Kampen Asset Management, Inc. for the Comstock GVIT Value Fund previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (l) Form of Subadvisory Agreement dated _______ among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and The Dreyfus Corporation for the Dreyfus GVIT International Value Fund previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (m) Form of Subadvisory Agreement dated _______ among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and SSgA Funds Management, Inc. for the GVIT Equity 500 Index previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

(e) Underwriting Agreement dated May 1, 2001 between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and
     Nationwide Advisory Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (1) Amended Schedule A dated December 1, 2001 to the Underwriting Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Advisory Services, Inc. / Gartmore Distribution Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (2) Underwriting Agreement dated October 1, 2002 between Gartmore Variable Insurance Trust and Gartmore Distribution Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (3) Form of Amended Schedule A dated ________ to the Underwriting Agreement between Gartmore Variable Insurance Trust and Gartmore Distribution Services, Inc previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

(f)  Not  applicable.

(g) Custody Agreement dated April 17, 1991 between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (1) Addendum dated October 20, 1995 to Custody Agreement between Nationwide Separate Trust Account (now known as Gartmore Variable
          Insurance Trust) and Fifth Third Bank previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (2) Exhibit A to Custody Agreement dated December 27, 2000 between Nationwide Separate Trust Account (now known as Gartmore Variable
          Insurance Trust) and Fifth Third Bank previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (3) Amendment dated June 29, 2001 to Custody Agreement between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (4) Exhibit A to Custody Agreement dated October 1, 2002 between Gartmore Variable Insurance Trust and Fifth Third Bank previously filed with Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A on November 5, 2002 and herein incorporated by reference.

(h) (1) Fund Administration Agreement dated November 1, 1997 between Nationwide Separate Account Trust (renamed Gartmore Variable Insurance Trust) and Nationwide Advisory Services, Inc. for the Funds previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a)  Amendment  dated  September  1,  1999  to  Fund  Administration
               Agreement among Nationwide Separate Account Trust (renamed Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Villanova SA Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Amended Exhibit A dated May 31, 2000 to the Fund Administration Agreement previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Amended Exhibit A dated December 1, 2001 to the Fund Administration Agreement previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (d) Form of Amended Exhibit A dated _________ to the Fund Administration Agreement previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (2) Transfer and Dividend Disbursing Agent Agreement dated November 1, 1981 between Nationwide Separate Account Money Market Trust (renamed Nationwide Separate Account Trust and now known as Gartmore Variable Insurance Trust) and Heritage Financial Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a) Amendment dated September 3, 1982 to Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and
               Heritage  Financial  Services,  Inc.  (now  known  as  Nationwide
               Investor Services, Inc.) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Amendment dated May 1, 1999 to Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Investors Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Amended Exhibit A dated May 1, 2000 to the Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Investors Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (d) Amended Exhibit A dated December 1, 2001 to the Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Investors Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (e) Form of Amended Exhibit A dated _________ to the Transfer and Dividend Disbursing Agent Agreement between Gartmore Variable Insurance Trust and Gartmore Investor Services previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (3) Administrative Services Plan dated November 1, 1999 & Form of Servicing Agreement previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a) Amendment dated May 31, 2000 to Administrative Services Plan previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

          (b) Amended Exhibit A dated October 2, 2001 to the Administrative Services Plan previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

          (c) Form of Amended Exhibit A dated _________ to the Administrative Services Plan previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (4) Expense Limitation Agreement effective May 31, 2000 between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement amended December 12, 2001, between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) t and Villanova Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Amended Exhibit A to Expense Limitation Agreement amended July 1, 2002, between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Expense Limitation Agreement dated ________ between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (d) Expense Limitation Agreement dated October 15, 2002 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amended Exhibit A to Expense Limitation Agreement dated ________ between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration
                    Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (5) Expense Limitation Agreement effective December 27, 2000 between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust (now known as Gartmore Villanova Global Asset Management Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement dated September 1, 2000, as amended December 1, 2001, between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Amended Exhibit A to Expense Limitation Agreement dated September 1, 2000, as amended July 1, 2002, between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust (now known as Gartmore Villanova Global Asset Management Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (6) Form of Capital Protection Agreement for the Gartmore GVIT Principal Protected Fund previously filed with Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A on February 14, 2003.


(i)  Not Applicable.

(j) Consent of PricewaterhouseCoopers LLP ("PwC"), independent accountants for American International Group, Inc. ("AIG"), (in connection with PwC's report dated April 1, 2002, relating to the financial statements of AIG which: (i) appear in AIG's Annual Report on Form 10-K for the year ended December 31, 2001 and (ii) are incorporated by reference into the Statement of Additional Information for the Trust), dated February 14, 2003 previously filed with Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A on February 14, 2003.

(k)  Not  applicable.

(l)  Not  applicable.

(m) Distribution Plan under Rule 12b-1 effective December 1, 2001 previously filed with Post-Effective Amendment No. 5 1to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

     (1) Distribution Plan under Rule 12b-1 effective May 1, 2002 previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (2) Form of Distribution Plan under Rule 12b-1 effective ___________ previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

(n) Rule 18f-3 Plan effective December 1, 2001 previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

     (1) Rule 18f-3 Plan effective May 1, 2002 previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (2) Form of Rule 18f-3 Plan effective ______ previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

(p) (1) Code of Ethics dated March 23, 2000 for Nationwide Family of Funds previously filed with Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A on March 24, 2000, and herein incorporated by reference.

     (2) Code of Ethics dated November 29, 2001 for Gartmore Mutual Fund Capital Trust, Gartmore SA Capital Trust, NorthPointe Capital LLC, Gartmore Global Asset Management Trust, Gartmore Morley Capital Management, Inc. and Gartmore Trust Company previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

     (3) Code of Ethics dated March 23, 2000 for Nationwide Advisory Services, Inc. previously filed with Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A on March 24, 2000, and herein incorporated by reference.

     (4) Federated Investment Counseling Code of Ethics for Access Persons dated January 1, 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

     (5) (a) Gartmore Global Partners Personal Dealing (Personal Securities Transactions) dated March 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

          (b) Gartmore Global Partners Personal Securities Trading Guidelines - London and Tokyo dated March 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

     (6) J.P. Morgan Investment Management, Inc. Code of Ethics previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

     (7) MAS Funds and Miller Anderson & Sherrerd, LLP ("MAS") (now known as Morgan Stanley Investments, LP) and MAS Fund Distribution, Inc. Code of Ethics previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

     (8) Neuberger Berman Management, Inc. and Neuberger Berman, LLC ("NB") Code of Ethics Amended and Restated August 1, 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

     (9) Turner Investment Partners, Inc. Personal Trading Policy/Code of Ethics dated February 17, 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

     (10) The Strong Family of Mutual Funds, Strong Capital Management Inc., Strong Investments, Inc., and Flint Prairie, L.L.C. Code of Ethics for Access Persons dated April 5, 2001, previously filed with Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A on June 7, 2001, and herein incorporated by reference.

     (11) Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Austin, Calvert & Flavin, Inc., Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, W&R Funds, Inc., and Target/United Funds, Inc. Code of Ethics as revised May 17, 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

     (12) Morgan Stanley Dean Witter & Co., indirect parent of Van Kampen Asset Management, Inc., Code of Ethics, dated January 29, 2001 as previously filed with Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A on April 30, 2002, and herein incorporated by reference.


(q) (1) Power of Attorney for Joseph J. Gasper, Charles E. Allen, Paula H.J. Cholmondeley, C. Brent Devore, Robert M. Duncan, Barbara Hennigar, Paul J. Hondros, Thomas J. Kerr, IV, Douglas Kridler, Arden L. Shisler, and David C. Wetmore dated September 19, 2002 previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (2) Power of Attorney for Gerald J. Holland dated March 1, 2001 Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A on March 5, 2001, and herein incorporated by reference.

ITEM  24.  PERSONS  CONTROLLED  BY  OR  UNDER  COMMON  CONTROL  WITH  REGISTRANT

No  person  is  presently controlled by or under common control with Registrant.

ITEM  25.  INDEMNIFICATION

Indemnification provisions for officers, directors and employees of Registrant are set forth in Article X, Section 2 of the Declaration of Trust. See Item 23(a) above.

ITEM  26.  BUSINESS  AND  OTHER  CONNECTIONS  OF  INVESTMENT  ADVISER

     (a) Gartmore Mutual Fund Capital Trust, ("GMF"), an investment adviser of the Trust, also serves as investment adviser to Gartmore Mutual Funds. The Directors of Gartmore Global Investments, Inc., GMF's managing unitholder and the officers of GMF are as follows:

JOSEPH  J.  GASPER,  Director  and  President  and  Chief  Operating  Officer
--------------------------------------------------
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
Nationwide  Financial  Services,  Inc.

Director  and  Chairman  of  the  Board
----------------------------------
Nationwide  Investment  Services  Corp

Director  and  Vice  Chairman
--------------------------
Gartmore  Global  Investments,  Inc.
Nationwide  Global  Holdings,  Inc.

Director
--------
Leben  Direkt  Insurance  Company

DONNA  A.  JAMES,  Director  and  Executive  Vice  President
-----------------------------
Gartmore  Global  Investments,  Inc.

Executive  Vice  President
Chief  Administrative  Officer
----------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services  Inc.

W.  G.  JURGENSEN,  Chief  Executive  Officer  and  Director
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services,  Inc.
Cal  Farm  Insurance  Company
Farmland  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Property  and  Casualty  Insurance  Company

Chairman  and  Chief  Executive  Officer  -  Nationwide
--------------------------------------
Nationwide  General  Insurance  Company
Nationwide  Indemnity  Company
Nationwide  Investment  Services  Corporation

Director
------------------------------------
Gartmore  Global  Investments,  Inc.

Chairman
---------------------
Nationwide  Securities,  Inc.

GALEN  BARNES,  Director
--------------------------------------
Scottsdale  Insurance  Company
Gartmore  Global  Investments,  Inc.

Director  and  Chairman  of  the  Board
-----------------------------------------------
ALLIED  Property  and  Casualty  Insurance  Company

President  and  CEO
----------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Property  and  Casualty  Insurance  Company

Executive  Vice  President
--------------------------------------
Nationwide  Financial  Services,  Inc.
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company

MICHAEL  S.  HELFER,  Director,  Executive  Vice  President - Corporate Strategy
-----------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Financial  Services,  Inc.

MICHAEL  C.  KELLER,  Director,  Executive  Vice  President  - Chief Information
Officer
-----------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Financial  Services,  Inc.

PAUL  J.  HONDROS,  Director,  President  and  Chief  Executive  Officer
-----------------------------------------
Gartmore  Investors  Services,  Inc.
NorthPointe  Capital,  LLC
Gartmore  Global  Investments,  Inc.
Gartmore  Morley  Financial  Services,  Inc.
Gartmore  Distribution  Services,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Chairman  and  Chief  Executive  Officer
--------------------------------------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust

ROBERT  A.  OAKLEY,  Executive  Vice  President  -  Chief  Financial  Officer
----------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  General  Insurance  Company
Nationwide  Property  and  Casualty  Insurance  Company
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
CalFarm  Insurance  Company
Farmland  Mutual  Insurance  Company
Nationwide  Financial  Services,  Inc.
Nationwide  Investment  Services  Corporation
Scottsdale  Insurance  Company

Executive  Vice  President,  Chief  Financial  Officer  and  Director
------------------------------
Nationwide  Global  Holdings,  Inc.
Nationwide  Securities,  Inc.

Executive  Vice  President  and  Director
------------------------------
Gartmore  Global  Investments,  Inc.

Director
--------
NGH  Luxembourg,  S.A.

YOUNG  D.  CHIN,  Executive  Vice  President  -  Chief  Investment  Officer U.S.
----------------------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
NorthPointe  Capital,  LLC
Gartmore  Global  Investments,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

KEVIN  S.  CROSSETT,  Vice  President  -  Associate  General  Counsel
----------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company


CHRISTOPHER  P.  DONIGAN,  Vice  President  -  Human  Resources
------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

GLENN  W.  SODEN,  Associate  Vice  President  and  Secretary
--------------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

CAROL  L.  DOVE,  Assistant  Treasurer
-------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

MICHAEL  D.  MAIER,  Assistant  Treasurer
-------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

JOHN  F.  DELALOYE,  Assistant  Secretary
-------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

GERALD  J.  HOLLAND,  Senior  Vice  President  and  Chief Administrative Officer
--------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Treasurer
---------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust


PETER  CHAMBERS,  Executive  Vice  President and Global Chief Investment Officer
--------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
NorthPointe  Capital  LLC
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

THOMAS  M.  SIPP,  Vice  President
------------------------------------
Gartmore  Global  Investments,  Inc.

Vice  President  and  Treasurer
------------------------------------
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Distribution  Services,  Inc.

DONALD  J.  PEPIN,  Senior  Vice  President  -  Sales
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

MARY  LOU  VITALE,  Senior  Vice  President  Product  Development
--------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

MICHAEL  A.  KRULIKOWSKI,  Vice  President  and  Chief  Compliance  Officer
--------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
NorthPointe  Capital  LLC

DANIEL  J.  MURPHY,  Assistant  Treasurer
--------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

ERIC  MILLER,  Senior  Vice  President  -  Chief  General  Counsel
----------------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
NorthPointe  Capital,  LLC
Gartmore  Morley  Financial  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Secretary
---------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215 or 1200 River Road, Conshohocken, Pennsylvania 19428, except for the following companies:

NorthPointe  Capital,  LLC
Columbia  Center  One
10th  Floor,  Suite  1000
201  West  Big  Beaver  Road
Troy,  Michigan  48084

Gartmore  Morley  Financial  Services,  Inc.
5665  S.  W.  Meadows  Rd.  ,  Suite  400
Lake  Oswego,  Oregon  97035

     (b) Gartmore Global Asset Management Trust ("GGAMT"), an investment adviser of the Trust, also serves as an investment adviser to Gartmore Variable Insurance Trust. The Directors of Nationwide Corporation ("NC"), GGAMT's managing unit holder and the officers of GGAMT are as follows (see(a) above for additional information on their other employment):

          DIRECTORS OF NC
Lewis J. Alphin . .  Fred C. Finney
Galen R. Barnes . .  W. G. Jurgensen
A. I. Bell. . . . .  David O. Miller
Timothy J. Corcoran  Lydia M. Marshall
Yvonne M. Curl. . .  Ralph M. Paige
Kenneth D. Davis. .  James F. Patterson
Keith W. Eckel. . .  Arden L. Shisler
Willard J. Engel. .  Robert L. Stewart


                     OFFICERS OF GGAMT
President and Chief Executive Officer . . .  Paul J. Hondros
Vice President and Treasurer. . . . . . . .  Thomas M. Sipp
Executive Vice President. . . . . . . . . .  Peter Chambers
Associate Vice President and Secretary. . .  Thomas E. Barnes
Senior Vice President, Chief Counsel. . . .  Eric Miller
Assistant Secretary . . . . . . . . . . . .  John F. Delaloye
Assistant Treasurer . . . . . . . . . . . .  Carol L. Dove
Assistant Treasurer . . . . . . . . . . . .  Michael D. Maier
Executive Vice President. . . . . . . . . .  Young D. Chin
Senior Vice President . . . . . . . . . . .  Gerald J. Holland
Senior Vice President . . . . . . . . . . .  Mary Lou Vitale
Vice President. . . . . . . . . . . . . . .  Christopher P. Donigan
Vice President and Chief Compliance Officer  Michael A. Krulikowski
Assistant Secretary . . . . . . . . . . . .  Daniel J. Murphy
Vice President. . . . . . . . . . . . . . .  Richard F. Fonash

     (c)  Information  for  the  Subadvisers

          (1)  The  Dreyfus  Corporation

               The Dreyfus Corporation ("Dreyfus") acts as subadviser to the GVIT Small Company Fund, the GVIT Small Cap Value Fund and the Dreyfus GVIT Mid Cap Index Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Dreyfus, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Dreyfus (SEC File No. 801-8147).

          (2)  Neuberger  Berman,  LLC

               Neuberger Berman, LLC ('Neuberger Berman") acts as subadviser to the GVIT Small Company Fund and the GVIT Small Cap Growth Fund of the Registrant and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Neuberger Berman, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Neuberger Berman (SEC File No. 801-3908).

          (3)  Strong  Capital  Management,  Inc.

               Strong Capital Management, Inc. ("Strong"), acts as subadviser to the GVIT Small Company Fund and the Strong GVIT Mid Cap Growth Fund and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Strong, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Strong (SEC File No. 801-10724).

          (4)  NCM  Capital  Management  Group,  Inc.

               NCM Capital Management Group, Inc. ("NCM") is a registered investment adviser which provides investment advisory services to individuals and institutional clients, including acting as subadviser to the Income Fund. NCM also serves as subadviser to other investment companies registered under the Investment Company of 1940; these investment companies are unaffiliated with NCM except as a result of these subadvisory relationships. The list required by Item 26 of Officers and directors of NCM, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by NCM (SEC File No. 801-28196).

          (5) Smith Graham & Co. Asset Managers, L.P. Smith Graham & Co. Asset Managers, L.P. ("Smith Graham") acts as subadviser to the Income Fund and is a registered investment adviser which offers investment advisory services to corporations, pension and profit sharing plans, as well as foundations, Taft Hartley plans, banks, thrift institutions, trust, estates and/or charitable organizations and individuals. Smith Graham also serves as subadviser to the American Odyssey Short-Term Bond Fund, an investment company registered under the Investment Company of 1940; this investment company is unaffiliated with Smith Graham except as a result of this subadvisory relationship. The list required by Item 26 of Officers and directors of Smith Graham together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Smith Graham (SEC File No. 801-36485).

          (6) Federated Investment Counseling, the Subadviser to Federated GVIT High Income Bond Fund, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary to Federated Investors. The Subadvisor serves as investment adviser to a number of investment companies and private accounts. Total assets under management or administered by the Subadviser and other subsidiaries of Federated Investors is approximately $110 billion. The list required by Item 26 of Officers and directors of Federated Investment Counseling, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Federated Investment Counseling (SEC File No. 801-34611).

          (7) J.P. Morgan Investment Management, Inc. ("JPMIM"), a registered investment adviser, and a wholly owned subsidiary of J. P. Morgan & Co. Incorporated, is subadviser to the Gartmore GVIT Worldwide Leaders Fund. Beginning May 1, 2000, JPMIM will also be subadviser to the J. P. Morgan GVIT Balanced Fund. JPMIM manages employee benefit plans for corporations and unions. JPMIM also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

               To the knowledge of the Registrant, none of the directors or executive officers of JPMIM is or has been in the past two fiscal years engaged in any other business or profession, vocation or employment of a substantial nature, except that certain officers and directors of JPMIM also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated or Morgan Guaranty Trust Company of New York, a New York trust company which is also a wholly owned subsidiary of J.P. Morgan & Co. Incorporated.

          (8) Morgan Stanley Investments LP is subadviser to the MAS GVIT Multi Sector Bond Fund. The list required by this Item 26 of the officers and directors of Morgan Stanley Investments LP ("MSI"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by MSI pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-10437).

          (9) Turner Investment Partners, Inc. ("Turner") is subadviser to the Turner GVIT Growth Focus Fund. The list required by this Item 26 of the officers and directors of Turner, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A & D of Form ADV filed by Turner pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-36220).

          (10) Gartmore Global Partners ("Gartmore") acts as subadviser to the Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Global Leaders Fund, Gartmore GVIT
               Global Small Companies, Gartmore GVIT European Leaders Fund, Gartmore GVIT OTC Fund, Gartmore GVIT Asia Pacific Leaders Fund, Gartmore GVIT Global Financial Services Fund and Gartmore GVIT Global Utilities Fund and as investment adviser to certain other clients. The list required by this Item 26 of the officers and directors of Gartmore, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules B and D of Form ADV filed by Gartmore pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48811).

          (11) Waddell & Reed Investment Management Company ("WRIMCO") acts as a subadviser to the GVIT Small Cap Growth Fund and beginning January 5, 2001, will be subadviser to the GVIT Small Company Fund. The list required by this Item 26 of the officers and directors of WRIMCO, together with information as to any other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by WRIMCO (Sec File No. 811-40372).

          (12) Van Kampen Asset Management, Inc. ("VKAM") acts as a subadviser to the Comstock GVIT Value Fund. The list required by this Item 26 of the officers and directors of VKAM, together with information as to any other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by VKAM (Sec File No. 801-1669).

ITEM  27.  PRINCIPAL  UNDERWRITERS

     (a)  Gartmore  Mutual  Funds

     (b)  Gartmore  Distribution  Services,  Inc.



NAME:                              ADDRESS:                          TITLE:              TITLE WITH REGISTRANT

Paul J. Hondros. . . .  1200 River Road                  President and                   Chairman
                        Conshohocken PA 19428            Chief Executive Officer

C. Peter Chambers. . .  1200 River Road                  Executive Vice President-       n/a
Conshohocken PA 19428.  Global Chief Investment Officer

Young D. Chin. . . . .  1200 River Road                  Executive Vice President-       n/a
Conshohocken PA 19428.  Chief Investment Officer U.S.

Gerald J. Holland. . .  1200 River Road                  Senior Vice President           Treasurer
                        Conshohocken PA 19428            Chief Administrative Officer

Donald J. Pepin, Jr. .  1200 River Road                  Senior Vice President-Sales     n/a
                        Conshohocken PA 19428

Mary Lou Vitale. . . .  1200 River Road                  Senior Vice President-          Assistant Treasurer
                        Conshohocken PA 19428            Product Development

Eric Miller. . . . . .  1200 River Road                  Senior Vice President-          Secretary
                        Conshohocken PA 19428            Chief Counsel

Christopher P. Donigan  1200 River Road                  Vice President-Human Resources  n/a
                        Conshohocken PA 19428

Thomas M. Sipp . . . .  1200 River Road                  Vice President and Treasurer    n/a
                        Conshohocken PA 19428

Glenn W. Soden . . . .  1200 River Road                  Associate Vice President        n/a
                        Conshohocken PA 19428            and Secretary

John F. Delaloye . . .  1200 River Road                  Assistant Secretary             n/a
                        Conshohocken PA 19428

Carol L. Dove. . . . .  One Nationwide Plaza             Assistant Treasurer             n/a
                        Columbus, OH 43215

Michael D. Maier . . .  One Nationwide Plaza             Assistant Treasurer             n/a
                        Columbus, OH 43215

Daniel J. Murphy . . .  One Nationwide Plaza             Assistant Treasurer             n/a
                        Columbus, OH 43215

Michael A. Krulikowski  1200 River Road                  Vice President and              Assistant Secretary
                        Conshohocken PA 19428            Chief Compliance Officer

Steven P. Sorenson . .  1200 River Road                  Senior Vice President           n/a
                        Conshohocken PA 19428

Richard F. Fonash. . .  1200 River Road                  Vice President                  n/a
                        Conshohocken PA 19428

Anthony R. Costa . . .  1200 River Road                  Vice President                  n/a
                        Conshohocken PA 19428

Thomas E. Barnes . . .  One Nationwide Plaza             Vice President and              n/a
                        Columbus, OH 43215               Assistant Secretary

     (c)  Not  applicable.

ITEM  28.  LOCATION  OF  ACCOUNTS  AND  RECORDS

BISYS
3435  Stelzer  Road
Columbus,  OH  43219

ITEM  29.  MANAGEMENT  SERVICES

Not  applicable.

ITEM  30.  UNDERTAKINGS

Not  applicable.
--------------------------------------------------------------------------------
                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Gartmore Variable Insurance Trust has duly caused this Post-Effective Amendment No. 61 to this Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this twenty-seventh day of February, 2003.

GARTMORE  VARIABLE  INSURANCE  TRUST

By:  GERALD  J.  HOLLAND*
     ------------------------------
     Gerald  J.  Holland,  Treasurer

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 61 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE TWENTY-SEVENTH DAY OF FEBRUARY, 2003.

Signature  &  Title

Principal  Executive  Officer

PAUL  J.  HONDROS*
------------------------------------------
Paul  J.  Hondros,  Trustee  and  Chairman

Principal  Accounting  and  Financial  Officer

GERALD  J.  HOLLAND*
------------------------------------------
Gerald  J.  Holland,  Treasurer

CHARLES  E.  ALLEN*
------------------------------------------
Charles  E.  Allen,  Trustee

PAULA  H.J.  CHOLMONDELEY*
------------------------------------------
Paula  H.J.  Cholmondeley,  Trustee

C.  BRENT  DEVORE*
------------------------------------------
C.  Brent  Devore,  Trustee

ROBERT  M.  DUNCAN*
------------------------------------------
Robert  M.  Duncan,  Trustee

BARBARA  HENNIGAR*
------------------------------------------
Barbara  Hennigar,  Trustee

THOMAS  J.  KERR,  IV*
------------------------------------------
Thomas  J.  Kerr,  IV,  Trustee

DOUGLAS  F.  KRINDLER*
------------------------------------------
Douglas  F.  Kridler,  Trustee

ARDEN  L.  SHISLER*
------------------------------------------
Arden  L.  Shisler,  Trustee

DAVID  C.  WETMORE*
------------------------------------------
David  C.  Wetmore,  Trustee

*BY:
     ELIZABETH  A.  DAVIN
     ------------------------------------------
     Elizabeth  A.  Davin,  Attorney-In  Fact

--------------------------------------------------------------------------------